UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-103093

Pre-Effective Amendment No.	☐

Post- Effective Amendment No. 19	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330

Amendment No. 238	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, SVP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	September 15, 2008

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☐      on (date) pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☑      on September 15, 2008 pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company: • Nationwide Variable Account –II

Prospectus supplement dated September 15, 2008 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	The “Capital Preservation Plus Lifetime Income Option” charge within the “Recurring Contract Expenses” table is replaced with the following:
Capital Preservation Plus Lifetime Income Option Total Variable Account Charges (including this option only)	1.00%[1] 2.15%

2.	The “Additional Optional Riders” section of the “Recurring Contract Expenses” table is replaced with the following:
Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[2]
Lifetime Income Options (an applicant may purchase one):
5% Lifetime Income Option
7% Lifetime Income Option
10% Lifetime Income Option
5% Spousal Continuation Benefit
7% Spousal Continuation Benefit
10% Spousal Continuation Benefit
1.00%[3] 1.00%[4] 1.20%[5] 0.15%[6] 0.15%[7] 0.30%[8]

3.	The “Summary of Maximum Contract Expenses” table is replaced with the following:
Summary of Maximum Contract Expenses[9]
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.30%
One-Year Enhanced Death Benefit II Option	0.20%
4% Extra Value Option	0.40%
10% Lifetime Income Option	1.20%[10]
10% Spousal Continuation Benefit	0.30%[10]

Maximum Possible Total Variable Account Charges	3.55%[11]

1 For contracts issued on or after the later of September 15, 2008 or the date of state approval, the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the daily net assets of the variable account.  Additionally, the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.75%.  For contracts issued prior to the later of September 15, 2008 or the date of state approval, the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account.  Additionally, the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.60%.

2 For information about how the Current Income Benefit Base is calculated see “Determination of the Income Benefit Base Prior to the First Surrender” later in this prospectus.

3 Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.60% of the Current Income Benefit Base.

4 Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.70% of the Current Income Benefit Base.

5 Currently, the charge associated with the 10% Lifetime Income Option is equal to 0.75% of the Current Income Benefit Base.

6The 5% Spousal Continuation Benefit is only available for election if and when the 5% Lifetime Income Option is elected.

7 The 7% Spousal Continuation Benefit is only available for election if and when the 7% Lifetime Income Option is elected.

8 The 10% Spousal Continuation Benefit is only available for election if and when the 10% Lifetime Income Option is elected. The current charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

9 The C Schedule Option, Capital Preservation Plus Option, and the Capital Preservation Plus Lifetime Income Option are not listed in this summary since they cannot be elected with any of the Lifetime Income Options.

10 This charge is a percentage of the Current Income Benefit Base.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the daily net assets.

11 The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the daily net assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the daily net assets.

1

4.	The “Example” section is replaced with the following:

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total variable account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (3.55%).[1]

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.49%)	1,296	2,414	3,490	6,182	666	1,964	3,220	6,182	*	1,964	3,220	6,182
Minimum Total Underlying Mutual Fund Operating Expenses (0.46%)	1,083	1,814	2,554	4,623	453	1,364	2,284	4,623	*	1,364	2,284	4,623

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

5.	The “Capital Preservation Plus Option” subsection of the “Charges and Expenses” section is replaced with the following:

The Capital Preservation Plus Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option.  If the option is still available, it may only be elected at application.  The Capital Preservation Plus Option may not be elected if the Capital Preservation Plus Lifetime Income Option, the 5% Lifetime Income Option, 7% Lifetime Income Option or the 10% Lifetime Income Option is elected.

6.	The “Capital Preservation Plus Lifetime Income Option” subsection of the “Charges and Expenses” section is replaced with the following:

Capital Preservation Plus Lifetime Income Option

For contracts issued prior to May 1, 2007, the Capital Preservation Plus Lifetime Income Option may be elected any time.  For contracts issued on or after May 1, 2007, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected:  the 5% Lifetime Income Option, the 7% Lifetime Income Option, the 10% Lifetime Income Option, the Capital Preservation Plus Option or the C Schedule Option.

If the contract owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  For contracts issued on or after the later of September, 15, 2008 or the date state approval is received, the current charge associated with the Capital Preservation Plus Lifetime Income Option is 0.75% of the daily net assets of the variable account.  For contracts issued prior to the later of September 15, 2008 or the date of state approval, the current charge associated with the Capital Preservation Plus Lifetime Income Option is 0.60% of the daily net assets of the variable account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after the later of September 15, 2008 or the date of state approval, the interest rate deduction is 0.75%.  For contracts issued prior to the later of September 15, 2008 or the date of state approval, the interest rate deduction is 0.60%.

1 The total variable account charges associated with the most expensive combination of optional benefits may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the daily net assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the daily net assets.

2

7.	A “10% Lifetime Income Option” subsection of the “Charges and Expenses” section is added immediately after the “Capital Preservation Plus Lifetime Income Option” subsection as follows:

10% Lifetime Income Option

Upon the later of September 15, 2008 or the date of state approval, the 10% Lifetime Income Benefit Option is available under the contract at the time of application. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  The 10% Lifetime Income Option may not be elected if any of the following optional benefits are elected: the 5% Lifetime Income Option, the 7% Lifetime Income Option, the Capital Preservation Plus Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.

If the contract owner elects the 10% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 10% Lifetime Income Option is 0.75% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

8.	The “7% Lifetime Income Option” subsection of the “Charges and Expenses” section is replaced with the following:

The availability of this option depends on when the contract was issued.

For contracts issued:

Prior to 5/1/07	7% L.Inc benefit is available anytime until LInc 10% is approved
Between 5/1/07-9/1/07	7% L.Inc may not be elected
9/1/07 or later	7% L.Inc is available at the time of application until 10% is approved

The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  The 7% Lifetime Income Option may not be elected if any of the following optional benefits are elected: the 5% Lifetime Income Option, the 10% Lifetime Income Option, the Capital Preservation Plus Option, the Capital Preservation Plus Lifetime Income Option, or the S Schedule Option.

If the contract owner elects the 7% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 7% Lifetime Income Option is 0.70% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

9.	The “5% Lifetime Income Option” subsection of the “Charges and Expenses” section is replaced with the following:

The  5% Lifetime Income Option may only be elected at the time of application for contracts issued in the State of New York.  The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: the 7% Lifetime Income Option, the 10% Lifetime Income Option, The Capital Preservation Plus, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.

If the contract owner elects the 5% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 5% Lifetime Income Option is 0.60% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

10.	The “Spousal Continuation Benefit” subsection of the “Charges and Expenses” section is replaced with the following:

5% or 7% Spousal Continuation Benefit

The 5% or 7% Spousal Continuation Benefit is only available for election if and when the 5% or 7% Lifetime Income Option is elected.  The contract owner’s spouse (or the primary annuitant’s spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  If the contract owner elects the 5% or 7% Spousal Continuation Benefit, Nationwide will deduct an additional charge of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the 5% or 7% Lifetime Income Option charge.

10% Spousal Continuation Benefit

The 10% Spousal Continuation Benefit is only available for election if and when the 10% Lifetime Income Option is elected.  The contract owner’s spouse (or the primary annuitant’s spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  If the contract owner elects the 10% Spousal Continuation Benefit, Nationwide will

3

deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  Currently, the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The charge is deducted at the same time and in the same manner as the 10% Lifetime Income Option charge.

11.	The chart in the “GTO Charges Assessed for Certain Optional Benefits” subsection of the “Guaranteed Term Options” section is replaced with the following:

Optional Benefit	GTO Charge
3% Extra Value Option	0.30%*
4% Extra Value Option	0.40%*
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%**

*The GTO charge associated with these options will not be assessed after the end of the 7th contract year.

**For contracts issued on or after the later of September 15, 2008 or the date of state approval, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.75%.  For contracts issued prior to the later of September 15, 2008 or the date of state approval, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

12.	The second paragraph of the “C Schedule Option” subsection of the “Optional Contract Benefits, Charges and Deductions” section is replaced with the following:

Additionally, election of the C Schedule Option:

•	eliminates the 5%, 7% and the 10% Lifetime Income Options as optional benefits;

•	eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit;

•	eliminates the fixed account as an investment option under the contract; and

•	eliminates Enhanced Fixed Account Dollar Cost Averaging as a contract owner service and Dollar Cost Averaging for Living Benefits as a contract owner service.

13.	The first paragraph of the “Availability” subsection of the “Capital Preservation Plus Option” section is replaced with the following:

The CPP Option may only be elected at the time of application.  The CPP Option may not be elected if the Capital Preservation Plus Lifetime Income Option, the 5% Lifetime Income Option, the 7% Lifetime Income Option, or the 10% Lifetime Income Option is elected.

14.	The fourth bullet of the “Conditions Associated with the Capital Preservation Plus Option” subsection of the “Capital Preservation Plus Option” section is replaced with the following:

•	Enhanced Fixed Account Dollar Cost Averaging and Dollar Cost Averaging for Living Benefits are not available as a contract owner service.

15.	The “Charges” subsection of the “Capital Preservation Plus Lifetime Income Option” section is replaced with the following:

Charges

The CPP Lifetime Income Option is provided in exchange for an additional charge equal to an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  For contracts issued on or after the later of September 15, 2008 or the date of state approval, the current charge associated with the CPP Lifetime Income Option is 0.75% of the daily net assets of the variable account.  For contracts issued prior to the later of September 15, 2008 or the date of state approval, the charge associated with the CPP Lifetime Income Option is 0.60% of the daily net assets of the variable account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after the later of September 15, 2008 or the date of state approval, the interest rate deduction is 0.75%.  For contracts issued prior to the later of September 15, 2008 or the date of state approval, the interest rate deduction is 0.60%.  Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

16.	The “Enhanced Capital Preservation Plus Lifetime Income Option” subsection of the “Capital Preservation Plus Lifetime Income Option” section is replaced with the following:

Enhanced Capital Preservation Plus Lifetime Income Option

From time to time, Nationwide may offer an enhanced version of the CPP Program.  An enhanced CPP Program will not result in any increase in cost to the contract owner.  Enhanced CPP Programs operate similarly to the standard CPP Program, but provide for a larger non-GTO component than would be available under

4

the standard CPP Program.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component.  It is possible, under certain enhanced CPP Programs, for a contract owner to have 100% of their investment allocated to the non-GTO component during the preservation phase.  Any enhanced CPP Program that

Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.  For the list of underlying mutual funds available under the enhanced CPP Program, please see “Income Benefit Investment Options” later in this prospectus.  While enhanced CPP Programs are offered, contract owners will still have the option to elect the standard CPP Program under the CPPLI Option.  The contract owner may also elect either Dollar Cost Averaging or Dollar Cost Averaging for Living Benefits (see “Contract Owner Services” later in this prospectus).

17.
A “Lifetime Income Options - Generally” subsection of the “Optional Contract Benefits, Charges and Deductions” section is added immediately after the “Capital Preservation Plus Lifetime Income Option” subsection as follows:

Lifetime Income Options - Generally

Unlike the CPP Lifetime Income Option, the 5%, 7% and 10% Lifetime Income Options are designed exclusively for contract withdrawal benefits, with no principal protection period.  Nationwide determines a benefit base that it uses to calculate how much the contract owner can withdraw each year.  Additionally, if the contract owner delays taking withdrawals, Nationwide will guarantee growth of the original income benefit base at a rate of 5%, 7%, or 10% simple interest annually for up to 10 years.

While the tax treatment for surrenders under withdrawal benefits such as the 5%, 7% or 10% Lifetime Income Options is not defined under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

18.	The “Optional Contract Benefits, Charges and Deductions” section is amended to include the following subsection immediately after the “Lifetime Income Options - Generally” subsection:

10% Lifetime Income Option

The 10% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  The age of the person upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time the time of application.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to “contract owner” shall mean primary annuitant.  The determining life may not be changed.

The 10% Lifetime Income Option is available upon the later of September 15, 2008 or the date of state approval. The 10% Lifetime Income Option may not be elected if a loan is outstanding or if any of the following optional benefits are elected: the 5% Lifetime Income Option, the 7% Lifetime Income Option, the Capital Preservation Plus Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base.  The current charge for the 10% Lifetime Income Option is 0.75% of the Current Income Benefit Base.  The charge associated with the 10% Lifetime Income Option will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein. The charge will be assessed on each contract anniversary (the 10% L.Inc Anniversary) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 10% Lifetime Income Option charge will not reduce the current value of other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege. (See below for an explanation of what happens if application of the CDSC causes the gross surrender (the surrender amount plus the CDSC) to exceed the Lifetime Withdrawal Percentage limit).

Election of the 10% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this option please see “Income Benefit Investment Options” later in this prospectus.  Allocations to investment options other than those listed in the “Income Benefit Investment Options” chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Additionally, the contract owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Currently, subsequent purchase payments are permitted under a 10% Lifetime Income Option as long as the contract value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments over $50,000.  If Nationwide exercises this right to refuse a purchase payment, the contract owner will be notified via telephone and a letter will be sent with the returned purchase payment.

5

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the contract value.  Each time the benefit base is recalculated, as described below, the resulting benefit base is the Current Income Benefit Base.  For the first 10 years after the 10% Lifetime Income Option is elected (provided no surrenders are taken from the contract), the Current Income Base will equal the greater of:

(1)	the highest contract value on any 10% L.Inc Anniversary plus purchase payments submitted and credits applied after that 10% L.Inc Anniversary; or

(2)  the sum of the following (the “10% simple interest calculation”):

(a)	the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each attained 10% L.Inc Anniversary; plus

(b)
purchase payments submitted and credits applied after contract issuance, plus a prorated amount based upon the number of days from the date of such purchase payment to the next 10% L.Inc Anniversary, plus 10% of such purchase payments for each subsequent 10% L.Inc Anniversary attained.

After the 10th 10% L.Inc Anniversary (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 10% L.Inc Anniversary plus purchase payments submitted and credits applied after that 10% L.Inc Anniversary; or

(2)	the simple interest calculation calculated on the 10th 10% L.Inc Anniversary plus any purchase payments submitted and credits applied after the 10th 10% L.Inc Anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further income benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the income benefit base calculated on the most recent 10% L.Inc Anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the 10% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.  Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the contract owner as indicated in the following table:

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A contract owner will receive the 7% lifetime withdrawal percentage only if he or she does not take a surrender from the contract prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Thus, if the contract is subject to these minimum distribution rules and distributions are taken at the latest date possible under the tax rules, the maximum lifetime withdrawal percentage available to that contract is 5.5%.  Contract owners may be eligible to take the minimum required distributions from other IRA, SEP IRA, or Simple IRA contracts or accounts, and thus may be able to receive a lifetime withdrawal percentage greater than 5.5%.  Consult a qualified tax advisor.

At the time of the first surrender and on each 10% L.Inc anniversary thereafter, the lifetime withdrawal percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 10% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

6

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the contract value and the death benefit.

If a CDSC does apply, application of the CDSC could cause the gross surrender (the surrender amount plus the CDSC) to exceed the Lifetime Withdrawal Percentage limit.  To avoid this, contract owners can request to receive the surrender net of the CDSC amount.  The gross amount of the surrender (including the CDSC) is the amount used to determine whether the surrender exceeds the Lifetime Withdrawal Percentage limit.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the contract value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the contract value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must:

(1)  be at least 70 ½ years old as of the date of the request;

(2)  own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)  submit a completed administrative form to Nationwide’s home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 10% L.Inc Anniversary, the contract value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that contract value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until any terms and conditions associated with the 10% Lifetime Income Option change.

In the event one or more terms and conditions of the 10% Lifetime Income Option change, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the contract owner to Nationwide.  On or about each 10% L.Inc Anniversary, Nationwide will provide the contract owner with information necessary to make this determination.  Specifically, Nationwide will provide: the contract value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the contract owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a contract owner’s election to reset the Current Income Benefit Base within 60 days after the 10% L.Inc Anniversary, Nationwide will assume that the contract owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Lifetime Income Option will not change (as applicable to that particular contract).

Contract owners may cancel the automatic reset feature of the 10% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to contract owners.

7

Settlement Options

If, after beginning the lifetime income surrenders, a contract owner’s contract value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the contract owner with one or more settlement options (in addition to the option of continuing to take or receive annual benefit payments).  Specifically, Nationwide will provide a notification to the contract owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The contract owner can continue to take annual surrenders of no more than the annual benefit amount until the death of the contract owner;

(2)  The contract owner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	If the contract owner qualifies after a medical examination, the contract owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options listed above each result in a different amount ultimately received under the 10% Lifetime Income Benefit Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a contract owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the contract owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

The contract owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the contract owner makes an election, the election is irrevocable.  If the contract owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the contract owner intends to continue to take surrenders of the annual benefit amount.

Age Based Lump Sum Settlement Option.  Under the Age Based Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, Nationwide will pay the contract owner a lump sum equal to the contract owner’s most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the 10% Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the contract owner a lump sum based upon the attained age, sex, and health of the contract owner and joint owner, if applicable.  Such information must be submitted by the contract owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the contract owner.

Termination of Benefit

Upon annuitization of the contract, the charge associated with this option will no longer be assessed and all benefits associated with the 10% Lifetime Income Option will terminate.  Additionally, upon the contract owner’s death the benefits associated with the option terminate (unless the Spousal Continuation Benefit was also elected).

Spousal Continuation Benefit

At the time the 10% Lifetime Income Option is elected (at time of application), the contract owner may elect the corresponding Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts). The charge for the 10% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  The current charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(3)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(4)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(5)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.

(6)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.

(7)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may not remove the Spousal Continuation Benefit from the contract.

19.	The second and third paragraphs of the “7% Lifetime Income Option” subsection of the “Optional Contract Benefits, Charges and Deductions” section are replaced with the following:

The availability of this option depends on when the contract was issued.

For contracts issued:

Prior to 5/1/07	7% LInc benefit is available anytime until LInc 10% is approved
Between 5/1/07-9/1/07	7% LInc may not be elected
9/1/07 or later	7% LInc is available at the time of application until 10% is approved

The 7% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: the 5% Lifetime Income Option, 10% Lifetime Income Option, the Capital Preservation Plus Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.

20.	The fifth paragraph of the “7% Lifetime Income Option” subsection of the “Optional Contract Benefits, Charges and Deductions” section is replaced with the following:

Election of the 7% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this option please see “Income Benefit Investment Options” later in this prospectus.  Allocations to investment options other than those listed in the “Income Benefit Investment Options” chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Once this option is elected, contract loans are unavailable.  Additionally, the contract owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

21.	Item (b) of the “Determination of the Income Benefit Base Prior to the First Surrender” subsection of the “7% Lifetime Income Option” section is replaced with the following:

(b) purchase payments submitted and credits applied after contract issuance, plus a prorated amount based upon the number of days from the date of such purchase payment to the next 7% L.Inc Anniversary, plus 7% of such purchase payments for each subsequent 7% L.Inc Anniversary attained.

8

22.	The second paragraph of the “Determination of the Income Benefit Base Prior to the First Surrender” subsection of the “7% Lifetime Income Option” section is replaced with the following:

After the 10th 7% L.Inc Anniversary (provided no surrenders have been taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 7% L.Inc Anniversary plus purchase payments submitted and credits applied after that 7% L.Inc Anniversary; or

(2)	the simple interest calculation calculated on the 10th 7% L.Inc Anniversary plus any purchase payments submitted and credits applied after the 10th 7% L.Inc Anniversary.

23.	The third paragraph of the “5% Lifetime Income Option” subsection of the “Optional Contract Benefits, Charges and Deductions” section is replaced with the following:

For contracts issued on or after May 1, 2008, the 5% Lifetime Income Option may only be elected at the time of application.  The 5% Lifetime Income Options may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: the 7% Lifetime Income Option, 10% Lifetime Income Option, the Capital Preservation Plus Option, the Capital Preservation Plus Lifetime Income Option or the C Schedule Option.

24.	The fourth paragraph of the “5% Lifetime Income Option” subsection of the “Optional Contract Benefits, Charges and Deductions” section is replaced with the following:

Election of the 5% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this option please see “Income Benefit Investment Options” later in this prospectus.  Allocations to investment options other than those listed in the “Income Benefit Investment Options” chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Once this option is elected, contract loans are unavailable.  Additionally, the contract owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

25.	Item (b) of the “Determination of the Income Benefit Base Prior to the First Surrender” subsection of the “5% Lifetime Income Option” section is replaced with the following:

(b) purchase payments submitted and credits applied after contract issuance, plus a prorated amount based upon the number of days from the date of such purchase payment to the next 5% L.Inc Anniversary, plus 5% of such purchase payments for each subsequent 5% L.Inc Anniversary attained.

26.	The second paragraph of the “Determination of the Income Benefit Base Prior to the First Surrender” subsection of the “5% Lifetime Income Option” section is replaced with the following:

After the 10th 5% L.Inc Anniversary (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 5% L.Inc Anniversary plus purchase payments submitted and credits applied after that 5% L.Inc Anniversary; or

(2)	the simple interest calculation calculated on the 10th 5% L.Inc Anniversary plus any purchase payments submitted and credits applied after the 10th 5% L.Inc Anniversary.

9

27.	The “Income Benefit Investment Options” chart of the “Optional Contract Benefits, Charges and Deductions” section is replaced with the following:

Income Benefit Investment Options
Investment Option	Available in:
	CPP[1]	CPPLI [2]	Enhanced CPP and CPPLI [3]	5% L.Inc, 7% L.Inc and 10% L.Inc[4]
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund: Series II Shares	X	X
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Small/Mid Cap Value Portfolio: Class B	X	X
American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Fund: Class II	X	X
American Century VP Value Fund: Class II	X	X
American Century Variable Portfolios II, Inc.
American Century VP Inflation Protection Fund: Class II	X	X
Dreyfus
Dreyfus Stock Index Fund, Inc.: Service Shares	X	X
Dreyfus Variable Investment Fund- Appreciation Portfolio: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Equity-Income Portfolio: Service Class 2	X	X
VIP Freedom 2010 Portfolio: Service Class 2	X	X	X5	X
VIP Freedom 2020 Portfolio: Service Class 2	X	X	X6	X
VIP Freedom 2030 Portfolio: Service Class 2	X	X	X6
VIP Growth Portfolio: Service Class 2	X	X
VIP Investment Grade Bond Portfolio: Service Class 2	X	X
VIP Mid Cap Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund: Class 2	X	X
Janus Aspen Series
Forty Portfolio: Service Shares	X	X
Lehman Brothers Advisers Management Trust
AMT Short Duration Bond Portfolio: I Class	X	X
MFS® Variable Insurance Trust
MFS Value Series: Service Class	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option, 7% Lifetime Income Option and 10% Lifetime Income Option

5 The five year program duration is not available with this investment option.

6 The five and seven year program durations are not available with this investment option.

10

	CPP [1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc, 7% L.Inc and 10% L.Inc[4]
Nationwide Variable Insurance Trust (NVIT)
American Funds NVIT Asset Allocation Fund: Class II	X	X	X6	X
American Funds NVIT Bond Fund: Class II	X	X
American Funds NVIT Growth Fund: Class II	X	X
American Funds NVIT Growth-Income Fund: Class II	X	X
Lehman Brothers NVIT Core Plus Bond Fund: Class II	X	X
Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	X	X
Neuberger Berman NVIT Socially Responsible Fund: Class II	X	X
NVIT Cardinal Aggressive Fund: Class II	X	X
NVIT Cardinal Balanced Fund: Class II	X	X	X	X
NVIT Cardinal Capital Appreciation Fund: Class II	X	X	X5	X
NVIT Cardinal Conservative Fund: Class II	X	X	X	X
NVIT Cardinal Moderate Fund: Class II	X	X	X5	X
NVIT Cardinal Moderately Aggressive Fund: Class II	X	X	X6	X
NVIT Cardinal Moderately Conservative Fund: Class II	X	X	X	X
NVIT Core Bond Fund: Class II	X	X
NVIT Government Bond Fund: Class I		X
NVIT Investor Destinations Funds
NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderate Fund: Class II	X	X	X5	X
NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X6	X
NVIT Investor Destinations Aggressive Fund: Class II	X	X	X6
NVIT Mid Cap Growth Fund: Class II	X	X
NVIT Mid Cap Index Fund: Class I	X	X
NVIT Money Market Fund: Class I	X	X
NVIT Multi-Manager Large Cap Growth Fund: Class II	X	X
NVIT Multi-Manager Large Cap Value Fund: Class II	X	X
NVIT Multi-Manager Mid Cap Growth Fund: Class II	X	X
NVIT Multi-Manager Mid Cap Value Fund: Class II	X	X
NVIT Nationwide Fund: Class II	X	X
NVIT Short Term Bond Fund: Class II		X
NVIT U.S. Growth Leaders Fund: Class II	X	X
Van Kampen NVIT Comstock Value Fund: Class II	X	X
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA: Service Shares	X	X
Oppenheimer Main Street Fund® /VA: Service Shares	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth Portfolio: Class II	X	X
T. Rowe Price Equity Income Portfolio: Class II	X	X
Van Kampen
The Universal Institutional Funds, Inc. Core Plus Fixed Income Portfolio: Class II	X	X

1Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option, 7% Lifetime Income Option and 10% Lifetime Income Option

5 The five year program duration is not available with this investment option.

6 The five and seven year program durations are not available with this investment option.

11

	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc, 7% L.Inc and 10% L.Inc[4]
Static Asset Allocation Model
American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)	X	X	X	X
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)	X	X	X	X
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)	X	X	X5	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008:
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund: Series II Shares	X	X
AIM V.I. Capital Appreciation Fund: Series II Shares	X	X
American Century Variable Portfolios, Inc.
American Century VP Vista Fund: Class II	X	X
Federated Insurance Series
Federated Quality Bond Fund II: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Contrafund® Portfolio Service Class 2	X	X
Janus Aspen Series
INTECH Risk-Managed Core Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Regency Portfolio: S Class	X	X
AMT Socially Responsive Portfolio: I Class	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Limited Term Bond Portfolio: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:
American Century Variable Products, Inc.
American Century VP Ultra Fund: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006:
Fidelity Variable Products Fund
VIP Value Strategies Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Rising Dividends Securities Fund: Class 2	X	X
MFS Variable Insurance Trust
MFS Investors Growth Stock Series: Service Class	X	X
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:
Putnam Variable Trust
Putnam VT Growth and Income Fund: Class IB	X	X
Putnam VT Voyager Fund: Class IB	X	X

1Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option, 7% Lifetime Income Option and 10% Lifetime Income Option

12

	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc, 7% L.Inc and 10% L.Inc[4]
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio: Class B	X	X
American Century Variable Products, Inc.
American Century VP Income & Growth Fund: Class II	X	X
Federated Insurance Series
Federated American Leaders Fund II: Service Shares	X	X
Federated Capital Appreciation Fund II: Service Shares	X	X
Janus Aspen Series
Balanced Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Mid Cap Growth Portfolio: S Class	X	X

28.	The “Contract Owner Services” section is amended to include the following subsection immediately after the “Enhanced Fixed Dollar Cost Averaging” subsection:

Dollar Cost Averaging for Living Benefits

Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options referred to as “Dollar Cost Averaging for Living Benefits.”  Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits.  Nationwide reserves the right to require a minimum balance to establish this program.

Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the standard or enhanced fixed account into other sub-accounts.  With this service, the contract owner benefits from the ability to invest in the sub-accounts over a period of time, thereby smoothing out the effects of market volatility. The investment options available for the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options are the only investment options available for use in the Dollar Cost Averaging for Living Benefits.  Dollar Cost Averaging for Living Benefits transfers may not be directed to the fixed account, Guaranteed Term Options, or to any investment option that is unavailable with the respective living benefit option.  Please refer to the “Income Benefits Investment Chart” earlier in this prospectus for the investment options available for these living benefits. New amounts allocated to the enhanced fixed account earn a higher rate of interest than assets allocated in the standard fixed account.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.  Nationwide will process transfers until amount allocated to the standard or enhanced fixed account are exhausted.  Once the contract owner enters into the Dollar Cost Averaging for Living Benefits program, the contract owner may not terminate the program prior to the end of their selected program period.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option, 7% Lifetime Income Option and 10% Lifetime Income Option

13

The Best of America® America's Future Annuity ® II

Nationwide Life Insurance Company
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 2008.

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2008), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 65.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value.  The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, with respect to the Extra Value Options, be aware that the cost of electing the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

The following is a list of the underlying mutual funds available under the contract.

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class B

American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Value Fund: Class II

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Dreyfus
•	Dreyfus Investment Portfolios -- Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund -- Appreciation Portfolio: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Energy Portfolio: Service Class 2 †
•	VIP Equity-Income Portfolio: Service Class 2
•	VIP Freedom 2010 Portfolio: Service Class 2
•	VIP Freedom 2020 Portfolio: Service Class 2
•	VIP Freedom 2030 Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
•	VIP Investment Grade Bond Portfolio: Service Class 2
•	VIP Mid Cap Portfolio: Service Class 2

1

•	VIP Overseas Portfolio: Service Class 2R †

Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
•	Templeton Foreign Securities Fund: Class 3 †
•	Templeton Global Income Securities Fund: Class 3 †

Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares †

Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

MFS® Variable Insurance Trust
•	MFS Value Series: Service Class

Nationwide Variable Insurance Trust ("NVIT")
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III †
•	Gartmore NVIT Emerging Markets Fund: Class VI †
•	Gartmore NVIT International Equity Fund: Class VI†
•	Lehman Brothers NVIT Core Plus Bond Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Neuberger Berman NVIT Socially Responsible Fund: Class II
•	NVIT Cardinal Aggressive Fund: Class II
•	NVIT Cardinal Balanced Fund: Class II
•	NVIT Cardinal Capital Appreciation Fund: Class II
•	NVIT Cardinal Conservative Fund: Class II
•	NVIT Cardinal Moderate Fund: Class II
•	NVIT Cardinal Moderately Aggressive Fund: Class II
•	NVIT Cardinal Moderately Conservative Fund: Class II
•	NVIT Core Bond Fund: Class II
•	NVIT Government Bond Fund: Class I (formerly, Nationwide NVIT Government Bond Fund: Class I)
•	NVIT Health Sciences Fund: Class VI † (formerly, Nationwide NVIT Global Health Sciences Fund: Class VI)
•	NVIT International Index Fund: Class VIII †
•	NVIT Investor Destinations Funds: Class II (formerly, Nationwide NVIT Investor Destinations Funds: Class II)
➢	NVIT Investor Destinations Conservative Fund: Class II (formerly, Nationwide NVIT Investor Destinations Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderate Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderate Fund: Class II)
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II)
➢	NVIT Investor Destinations Aggressive Fund: Class II (formerly, Nationwide NVIT Investor Destinations Aggressive Fund: Class II)
•	NVIT Mid Cap Growth Fund: Class II (formerly, Nationwide NVIT Mid Cap Growth Fund: Class II)
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I (formerly, Nationwide NVIT Money Market Fund: Class I)
•	NVIT Multi-Manager International Growth Fund: Class VI †
•	NVIT Multi-Manager International Value Fund: Class VI † (formerly, NVIT International Value Fund: Class VI)
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class II (formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II)
•	NVIT Multi-Manager Small Cap Value Fund: Class II (formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II)
•	NVIT Multi-Manager Small Company Fund: Class II (formerly, Nationwide Multi-Manager NVIT Small Company Fund: Class II)
•	NVIT Nationwide Fund: Class II
•	NVIT Short Term Bond Fund: Class II
•	NVIT Technology and Communications Fund: Class VI † (formerly, Nationwide NVIT Global Technology and Communications Fund: Class VI)
•	NVIT U.S. Growth Leaders Fund: Class II (formerly, Nationwide NVIT U.S. Growth Leaders Fund: Class II)
•	Van Kampen NVIT Comstock Value Fund: Class II
•	Van Kampen NVIT Multi Sector Bond Fund: Class I
•	Van Kampen NVIT Real Estate Fund: Class II

Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 4 †
•	Oppenheimer High Income Fund/VA: Class 4 †
•	Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Service Shares

2

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II

The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class IV †
•	American Century VP Vista Fund: Class II

Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Templeton Developing Markets Securities Fund: Class 3 †

Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares

Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class
•	AMT International Portfolio: S Class †
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond Portfolio: Class II

The Universal Institutional Funds, Inc.
•	U.S. Real Estate Portfolio: Class II

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class II

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2

MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class II

Dreyfus Variable Investment Fund
•	Developing Leaders Portfolio: Service Shares

Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares

Janus Aspen Series
•	Balanced Portfolio: Service Shares

Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: S Class

The following underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007:

Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Service Shares

The following underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005:

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I

The following underlying mutual funds are no longer available to receive transfers or new purchase payments effective May 1, 2004:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class II

Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 2

Janus Aspen Series
•	International Growth Portfolio: Service Shares

Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class II
•	Gartmore NVIT Global Utilities Fund: Class II
•	NVIT Global Financial Services Fund: Class II (formerly, Nationwide NVIT Global Financial Services Fund: Class II)
•	NVIT Health Sciences Fund: Class II (formerly, Nationwide NVIT Global Health Sciences Fund: Class II)

3

•	NVIT Mutli-Manager International Value Fund: Class II (formerly, NVIT International Value Fund: Class II)
•	NVIT Technology and Communications Fund: Class II (formerly, Nationwide NVIT Global Technology and Communications Fund: Class II)

Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Service Shares

Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB

The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class II

†These underlying mutual funds assess a short-term trading fee.

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-II ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific information).

4

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin.

Annuity unit- An accounting unit of measure used to calculate the value of variable annuity payments.

Contract value- The value of all accumulation units in a contract plus any amount held in the fixed account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

Current Income Benefit Base– For purposes of the Lifetime Income Options, the value that is used to determine how much the contract owner can withdraw from the contract each year. This value is multiplied by the lifetime income percentage to arrive at the benefit amount for any given year.

FDIC - Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by Nationwide’s general account.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account– A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.

Net asset value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC – Securities Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Target Term Option– Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

5

Table of Contents	Page
Glossary of Special Terms	5
Contract Expenses	8
Underlying Mutual Fund Annual Expenses	9
Example	11
Synopsis of the Contracts	11
Purpose of Contract
Minimum Initial and Subsequent Purchase Payments
Credits on Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Condensed Financial Information	14
Financial Statements	14
Nationwide Life Insurance Company	14
Nationwide Investment Services Corporation	14
Investing in the Contract	14
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	17
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	19
Mortality and Expense Risk and Administrative Charges
Contract Maintenance Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	21
CDSC Options
Death Benefit Options
Extra Value Options
Capital Preservation Plus Option
Capital Preservation Plus Lifetime Income Option
7% Lifetime Income Option
5% Lifetime Income Option
Income Benefit Investment Options
Removal of Variable Account Charges	44
Ownership and Interests in the Contract	44
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	45
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization

6

Table of Contents (continued)	Page
Transfers After Annuitization
Right to Examine and Cancel	50
Surrender (Redemption) Prior to Annuitization	50
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	51
Surrenders Under Certain Plan Types	51
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	51
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	52
Contract Owner Services	53
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals
Nationwide Allocation Architect
Custom Portfolio Asset Rebalancing Service
Death Benefits	57
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Spousal Protection Feature
Annuity Commencement Date	60
Annuitizing the Contract	60
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	61
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	62
Legal Proceedings	62
Table of Contents of Statement of Additional Information	65
Appendix A: Underlying Mutual Funds	66
Appendix B: Condensed Financial Information	79
Appendix C: Contract Types and Tax Information	105

7

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)								7%[1]
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30[4]
Annual Loan Interest Charge	2.25%[5]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)
Mortality and Expense Risk Charge Administrative Charge CDSC Options (eligible applicants may purchase one)	0.95% 0.20%
Four Year CDSC Option ("L Schedule Option") Total Variable Account Charges (including this option only)	0. 30%[6] 1. 45%
No CDSC Option ("C Schedule Option") Total Variable Account Charges (including this option only)	0. 35%[7] 1. 50%
Death Benefit Options (eligible applicants may purchase one)
One-Year Enhanced Death Benefit II Option Total Variable Account Charges (including this option only)	0.20% 1.35%
One-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.10% 1.25%
Extra Value Options (eligible applicants may purchase one)
3% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.30% by decreasing the interest we credit to amounts allocated to the fixed account or the Guaranteed Term Options.
0.30%[8] 1.45%
4% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.40% by decreasing the interest we credit to amounts allocated to the fixed account or the Guaranteed Term Options.
0.40%[9] 1.55%
Capital Preservation Plus Lifetime Income Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 1.00% by decreasing the interest we credit to amounts allocated to the fixed account or the Guaranteed Term Options. [10]
1.00% 2.15%[11]
(continued on next page)

8

Recurring Contract Expenses (continued)
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest we credit to amounts allocated to the fixed account or the Guaranteed Term Options.
0.50% 1.65%
Additional Optional Riders (as a percentage of the Current Income Benefit Base12)
5% Lifetime Income Option (available in New York only)
7% Lifetime Income Option (not available in New York)
Spousal Continuation Benefit
1.00%[13] 1.00%[14] 0.15%[15]

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.30%
One-Year Enhanced Death Benefit II Option	0.20%
4% Extra Value Option	0.40%
Capital Preservation Plus Lifetime Income Option	1.00%
Maximum Possible Total Variable Account Charges	3.05%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2007, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.46%	2.49%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

9

1 The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary.  This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

5 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

6 Range of L Schedule Option CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

7 Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

8 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

9 Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

10 Currently, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

11 Currently, the variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account.

12 For information about how the Current Income Benefit Base is calculated see “Determination of the Income Benefit Base Prior to the First Surrender” later in this prospectus.

13 Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.60% of the Current Income Benefit Base.

14 Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.70% of the Current Income Benefit Base.

15 The Spousal Continuation Benefit is only available for election if and when the Lifetime Income Option is elected.

10

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total variable account charges associated with the most expensive combination of optional benefits (3.05%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.49%)	1,243	2,269	3,267	5,829	613	1,819	2,997	5,829	*	1,819	2,997	5,829
Minimum Total Underlying Mutual Fund Operating Expenses (0.46%)	1,030	1,662	2,311	4,185	400	1,212	2,041	4,185	*	1,212	2,041	4,185

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;
•	in connection with other Nationwide contracts that have the same annuitant; or
•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$5,000	$150
IRA	$3,000	$150
Investment-Only	$3,000	$150
Non-Qualified	$5,000	$150***
Roth IRA	$3,000	$150
SEP IRA	$3,000	$150
Simple IRA	$3,000	$150
Tax Sheltered Annuity****	$3,000	$150

*A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

11

*** The minimum initial premium payment is $1,000 for contracts issued in the District of Columbia to an irrevocable trust that does not permit withdrawals until age 59 ½.

**** Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments may not be permitted in all states.If the contract owner elects an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.  PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

Charges and Expenses

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a mortality and expense risk charge and an administrative charge from the variable account.  The mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.  The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the daily net assets of the variable account.

Contract Maintenance Charge

A $30 Contract Maintenance Charge is assessed on each contract anniversary and upon full surrender of the contract.  If, on any contract anniversary (and on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

Two CDSC options are available under the contract at the time of application.  If the contract owner elects the L Schedule Option, Nationwide will assess a charge equal to an annualized rate of 0.30% of the daily net assets of the variable account in exchange for a reduced CDSC schedule.  If the contract owner elects the C Schedule Option, Nationwide will assess a charge equal to an annualized rate of 0.35% of the daily net assets of the variable account in exchange for elimination of CDSC under the contract.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit II Option**	0.20%
One-Year Enhanced Death Benefit Option***	0.10%

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

**The One-Year Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 80 or younger at the time of application.

***The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Options.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Extra Value Options

Eligible applicants may elect one of two Extra Value Options at the time of application, as follows:

Extra Value Options	Charge*
3% Extra Value Option	0.30%
4% Extra Value Option	0.40%

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

12

In addition to the charge assessed to the variable account, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee that corresponds to the variable account charge associated with the Extra Value Option elected.  For both of the Extra Value Options, Nationwide will discontinue deducting the charges at the end of the 7th contract year.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

Capital Preservation Plus Option

The Capital Preservation Plus Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option.  If the option is still available, it may only be elected at application.  The Capital Preservation Plus Option may not be elected if the Capital Preservation Plus Lifetime Income Option, the 7% Lifetime Income Option or the 5% Lifetime Income Option is elected.

If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return for assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

For contracts issued prior to May 1, 2007, the Capital Preservation Plus Lifetime Income Option may be elected at any time.  For contracts issued on or after May 1, 2007, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application.  The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected:  the C Schedule Option, Capital Preservation Plus Option, the 7% Lifetime Income Option, or the 5%  Lifetime Income Option is elected.

If the contract owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  Currently, the variable account charge is an annualized rate of 0.60% of the daily net assets of the variable account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  Currently, the interest rate deduction is 0.60%.

7% Lifetime Income Option

For contracts issued on or after September 1, 2007, the 7% Lifetime Income Option may only be elected at the time of application.  Contracts issued between May 1, 2007 and September 1, 2007 may not elect the 7% Lifetime Income Benefit Option.  For contracts issued prior to May 1, 2007, the 7% Lifetime Income Option may be elected at any time.  The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected.  The 7% Lifetime Income Option may not be elected if any of the following optional benefits are elected: 5% Lifetime Income Option, C Schedule Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

If the contract owner or applicant elects the 7% Lifetime Income Option, Nationwide will deduct an annual charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 7% Lifetime Income Option is 0.70% of the Current Income Benefit Base.  The charge is deducted on each anniversary of the election of the 7% Lifetime Income Option and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

5% Lifetime Income Option

Effective, May 1, 2007, the 5% Lifetime Income Option may only be elected at the time of application. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected.  The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: the 7% Lifetime Income Option, C Schedule Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

If the contract owner or applicant elects the 5% Lifetime Income Option, Nationwide will deduct an annual charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 5% Lifetime Income Option is 0.60% of the Current Income Benefit Base.  The charge is deducted on each anniversary of the election of the 5% Lifetime Income Option and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

Charges for Optional Benefits

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charges associated with the L Schedule Option and the C Schedule Option will be assessed both before and after annuitization.  Additionally, the charges associated with the Extra Value Options are assessed for the first 7 contract years.  Therefore, if a contract owner that elected an Extra Value Option annuitizes before the end of the 7th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 7th contract year.

Spousal Continuation Benefit

The Spousal Continuation Benefit is only available for election if and when either the 5% or the 7% Lifetime Income Option is elected.  The contract owner’s spouse (or the primary annuitant’s spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time the

13

option is elected.  If the contract owner or applicant elects the Spousal Continuation Benefit, Nationwide will deduct an annual charge of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the Lifetime Income Option you elected.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C:  Contract Types and Tax Information and "Premium Taxes").

Ten Day Free-look

Under state insurance laws, you have the right, during a limited period of time, to examine your contract and decide if you want to keep it or cancel it.  This right is referred to as your “free look” right.  The length of this time period depends on the law of your state, and may vary depending on whether your purchase is replacing another annuity contract you own.  Check your contract for more details about the free look right in your state.  See "Right to Examine and Cancel" later in this prospectus for more information.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on October 7, 1981 pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying

14

mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1.)	shares of a current underlying mutual fund are no longer available for investment; or

(2.)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-II under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-II.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a GTO are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for GTO obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any GTO, subject to Nationwide's claims-paying ability.  A GTO prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

15

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the GTO(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates.  No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs.  Please refer to the prospectus for the GTOs for further information.  Contract owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

Optional Benefit	GTO Charge
3% Extra Value Option	0.30%*
4% Extra Value Option	0.40%*
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%**

*The GTO charge associated with these options will not be assessed after the end of the 7th contract year.

**Currently, the GTO charge associated with this option is 0.60%.

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guaranteed Term Options.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.  Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same.  Target Term Options are managed and administered identically to GTOs.  The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments or transfers allocated to the fixed account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate– The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate– Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate– The rate available for maturing fixed account allocations which are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate– From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

16

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.  Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.  Additionally, Nationwide guarantees that interest credited to fixed account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  During a fixed account interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

For new purchase payments allocated to the fixed account and transfers to the fixed account, the fixed account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The fixed account interest rate guarantee period  is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the fixed account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits.  However, for contract owners that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the fixed account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below:

Optional Benefit	Fixed Account Charge
3% Extra Value Option	0.30%*
4% Extra Value Option	0.40%*

*The fixed account charge associated with these options will not be assessed after the end of the 7th contract year.

The fixed account charges are assessed by decreasing the interest rate of return credited to assets allocated to the fixed account.

Although there is a fee assessed to the assets in the fixed account when either of the above optional benefits are elected, Nationwide guarantees that the interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

17

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2007, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

18

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract values are determined.

Standard Charges and Deductions

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a mortality and expense risk charge and an administrative charge from the variable account.  The mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.  The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the daily net assets of the variable account.

The mortality and expense risk charge is intended to compensate Nationwide for providing the insurance benefits under the contract, including the contract’s basic death benefit that provides guaranteed benefits to your beneficiaries even if the market declines and also the risk that persons we guarantee annuity payments to will live longer than our assumptions, The charge covers the risk that our assumptions about the mortality risks and expenses under this contract are incorrect and that we have agreed not to increase these charges over time despite our actual costs. The administrative charge covers administrative costs associated with providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. We may increase the administrative charge; however, any increase will only apply to contracts issued after the date of the increase. If there are any profits from the mortality and expense risk charge or the administrative charge, we may use such profits to finance the distribution of contracts.

Contract Maintenance Charge

Nationwide deducts a Contract Maintenance Charge of $30 on each contract anniversary that occurs before annuitization and upon full surrender of the contract.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any contract anniversary (or on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account, the fixed account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts.  However, if any part of the contract is surrendered, Nationwide may deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

19

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature (see "Spousal Protection Feature" on page 59).

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of other calculations under the contract, considered a surrender of purchase payments.  In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit.  However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract (see "Spousal Protection Feature" on page 59);

(3)	from any values which have been held under a contract for at least 7 years (4 years if the L Schedule Option is elected); or

(4)	if the contract owner elected the C Schedule Option.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a)	the contract value at the close of the day prior to the date of the withdrawal; and

(b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The waiver of CDSC only applies to partial surrenders.  If the contract owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire contract value; or

•	any single surrender of 90% or more of the contract value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

20

(3)	the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)	the time the contract is surrendered;
(2)	annuitization; or
(3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A” later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;
•	contract loans or surrenders, including CDSC-free withdrawals;
•	surrenders of annuity units to make annuity payments;
•	surrenders of accumulation units to pay the annual Contract Maintenance Charge;
•	surrenders of accumulation units to pay a death benefit; or
•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

21

(3)	the charges associated with the optional benefits will be assessed until annuitization.

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charges associated with the L Schedule Option and the C Schedule Option will be assessed both before and after annuitization.  Additionally, the charges associated with the Extra Value Options are assessed for the first 7 contract years.  Therefore, if a contract owner that elected an Extra Value Option annuitizes before the end of the 7th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 7th contract year.

CDSC Options

L Schedule Option

For contracts issued prior to May 1, 2007, a contract owner may elect the L Schedule Option for an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account.  For contracts issued on or after May 1, 2007, a contract owner may elect the L Schedule Option for an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account.  Election of the L Schedule Option replaces the B Schedule CDSC schedule with a 4 year CDSC schedule.

The L Schedule Option CDSC schedule applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.  The charge associated with the L Schedule Option will be assessed for the life of the contract.  Nationwide may realize a profit from the charge assessed for this option.

C Schedule Option

For contracts issued prior to May 1, 2007, a contract owner may elect the C Schedule Option  for an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account under which no CDSC will be assessed on surrenders from the contract.  For contracts issued on or after May 1, 2007, a contract owner may elect the C Schedule Option for an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account under which no CDSC will be assessed on surrenders from the contract.

Additionally, election of the C Schedule Option:

•	eliminates the 5% and 7% Lifetime Income Options as optional benefits;

•	eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit;

•	eliminates the fixed account as an investment option under the contract;

•	eliminates Enhanced Fixed Account Dollar Cost Averaging as a contract owner service; and

•	makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.

The charge associated with the C Schedule Option will be assessed for the life of the contract.  Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

For an additional charge, the applicant may elect one of two death benefit options, depending on when the contract is issued.  The charge associated with each option will be assessed until annuitization and will be assessed on variable account allocations only.

One-Year Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 80 or younger at the time of application can elect the One-Year Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)
(a)        if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 57.

The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

22

One-Year Enhanced Death Benefit

For contracts issued prior to state approval of the One-Year Enhanced Death Benefit II Option, the applicant can elect the One-Year Enhanced Death Benefit Option.  Once state approval is received for the One-Year Enhanced Death Benefit II Option, this option is no longer available.  The One-Year Enhanced Death Benefit is the same as the One-Year Enhanced Death Benefit II Option, except that this option has a lower price (0.10% of the daily net assets of the variable account) and there is no restriction as to the annuitant's age.  Nationwide may realize a profit from the charge assessed for this option.

Extra Value Options

For an additional charge, an applicant can elect one of two Extra Value Options.

Applicants should be aware of the following prior to electing an extra value option:

(1)
Nationwide believes that the Extra Value Options, even after the direct and indirect costs associated with the options, will benefit the majority of contract owners.  However, if an Extra Value Option is elected, the individual registered representative and his/her firm will receive less commission.  If you have questions about whether an Extra Value Option is appropriate for you, please consult your individual registered representative specifically about the option.

(2)	Nationwide may make a profit from the extra value option charge.

(3)
Because the extra value option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the extra value charge) should carefully examine the extra value option and consult their financial adviser regarding its desirability.

(4)
Nationwide may take back or "recapture" all or part of the amount credited under the extra value option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(5)	If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(6)	The cost of the extra value option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the extra value option credits.

(7)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an extra value option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front extra value option credits.

3% Extra Value Option

For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, an applicant can elect the 3% Extra Value Option.  In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.30%.  After the end of the 7th contract year, Nationwide will discontinue assessing the charges associated with the 3% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract.  This credit, which is funded from Nationwide’s general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, credits applied under this payment are considered earnings, not purchase payments.

4% Extra Value Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, an applicant can elect the 4% Extra Value Option.  In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.40%.  After the end of the 7th contract year, Nationwide will discontinue assessing the charges associated with the 4% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract.  This credit, which is funded from Nationwide’s general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, credits applied under this payment are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with the Extra Value Options if:

(a)	the contract owner cancels the contract pursuant to the contractual free-look provisions;

(b)	the contract owner takes a full surrender before the end of the 7th contract year; or

(c)	the contract owner takes a partial surrender that is or would be subject to a CDSC under the B Schedule CDSC schedule before the end of the 7th contract year.

Some state jurisdictions require a reduced recapture schedule.  Please refer to your contract for state specific information.

23

Contract owners should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture.  If contract value decreases due to poor market performance, the recapture provisions could decrease the amount of contract value for surrender.  In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the contract value.

Nationwide will not recapture credits under the Extra Value Options under the following circumstances:

(1)	If the withdrawal is not, or would not be, subject to a CDSC under the B Schedule CDSC schedule;

(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	If the surrender occurs after the 7th contract year.

Recapture Resulting from Exercising Free-Look Privilege

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.

Recapture Resulting from a Full Surrender

If the contract owner takes a full surrender of the contract before the end of the 7th contract year, Nationwide will recapture the entire amount credited to the contract under the option.

Recapture Resulting from a Partial Surrender

If the contract owner takes a partial surrender before the end of the 7th contract year that is subject to CDSC (or would be subject to CDSC but for the election of a CDSC-reducing option), Nationwide will recapture a proportional part of the amount credited to the contract under this option.

For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000.  In contract year 2, Mr. X takes a $20,000 surrender.  Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC.  Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC.  That leaves $10,000 of the surrender subject to a CDSC.  For the recapture calculation, Nationwide will multiply that $10,000 by 3% to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the $20,000 partial surrender is $300.  The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the surrender date.

Capital Preservation Plus Option

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract value at the end of the CPP program period will be no less than contract value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract maintenance charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to contract owner instructions.

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

When the CPP Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of the two general components described above.  Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  This charge will be assessed against the GTOs through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the program period.  When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

24

The Advantage of the Capital Preservation Plus Option

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the CPP Option.  To do this, contract owners would have to determine how much of their contract value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment.  The balance of the contract value would be available to be allocated among underlying mutual funds or the fixed account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the contract value to be allocated outside of the GTOs among underlying mutual funds and/or the fixed account.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

For contracts issued prior to May 1, 2007, the CPP Lifetime Income Option can be elected within 60 days after the contract issue date.  If available, the CPP Option may only be elected at the time of application.  The CPP Option may not be elected if the Capital Preservation Plus Lifetime Income Option, the 7% Lifetime Income Option, or the 5% Lifetime Income Option is elected.

Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the contract owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.  If the contract owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

From time to time, Nationwide may offer an enhanced version of the CPP Option.  The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly.  The distinction between the two options is that the enhanced version provides contract owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the CPP Option.

During the CPP program period, the following conditions apply:

•	If surrenders or contract maintenance charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.
•	Only one CPP Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a contract owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the GTOs may be added to the contract.
•
If, while the CPP Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of a CPP program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a GTO in anticipation of annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP Option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds.  The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the CPP program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

During the CPP program period, the following investment options are available for the Non-Guaranteed Term Option component:

1.	the fixed account; and/or

2.	a variable investment option, which could be one of the following:

a.	if the Nationwide Allocation Architect service is available, one of the models available through that service (see "Contract Owner Services"); or

25

b.	if the Custom Portfolio Asset Rebalancing Service is available, one of the models available through that service (see "Contract Owner Services”); or

c.	any combination of the underlying mutual funds listed under the section “Income Benefit Investment Options” found later in this prospectus.

Election of the CPP Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the contract owner takes a partial surrender from the contract, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the GTO.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from GTOs and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the CPP program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

If the Nationwide Allocation Architect and/or the Custom Portfolio Asset Rebalancing Service services are available as a Non-Guaranteed Term Option, the contract owner may move the variable portion of the Non-Guaranteed Term Option component back and forth between the Nationwide Allocation Architect service, the Custom Portfolio Asset Rebalancing Service and the CPP investment options at any time during the CPP program period.  Whenever the contract owner elects to move the variable portion of the Non-Guaranteed Term Option component from the Nationwide Allocation Architect service or Custom Portfolio Asset Rebalancing Service to the CPP investment options, all sub-account values allocated to underlying mutual funds that are not part of the CPP investment options must be reallocated to one or more CPP investment options.  While the contract owner elects to participate in the Nationwide Allocation Architect service or the Custom Portfolio Asset Rebalancing Service, the terms and conditions associated with that service apply.

For those contracts that have elected the Enhanced CPP Option, transfers may be further limited during the CPP program period.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the contract owner elected a CPP program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a CPP program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the CPP Option as described above, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.  Amounts credited under the CPP Option are considered, for purposes of other benefits under this contract, earnings, not purchase payments.  If the contract owner does not elect to begin a new CPP Option program, the amount previously allocated to the GTO and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of the Capital Preservation Plus Lifetime Income Option

Beginning March 1, 2005 (or a later date if state law requires), at the end of any CPP program period or after terminating a CPP Option, the contract owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time.  Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is an extension of the CPP Option.  It provides the principal protection of the CPP Option, along with an additional benefit: the ability of the contract owner to receive a consistent lifetime income stream regardless of the actual value of their contract.

26

The CPP Lifetime Income Option is a two-phase option.  The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option").  Part of the contract value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options.  At the end of the CPP program period, if the contract value is less than the contract value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.

Immediate Withdrawals

Contract owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually.  Election of this benefit changes some of the terms of the CPP Lifetime Income Option.  Refer to the "Immediate Withdrawal Benefit" subsection later in this provision.

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base.  Thereafter, the contract owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual contract value.  This essentially provides the contract owner with an available lifetime stream of income.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the contract owner the assurance of a principal guarantee and the withdrawal phase gives the contract owner the opportunity for a consistent lifetime income stream.  The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  Additionally, rates credited to the Guaranteed Term Option will be reduced by an amount not to exceed 1.00%.  Currently, the charge associated with the CPP Lifetime Income Option is 0.60% of the daily net assets of the variable account and a 0.60% reduction in the Guaranteed Term Option crediting rate.  Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

Effective May 1, 2007, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application.  For contracts issued prior to May 1, 2007, the CPP Lifetime Income Option can be elected within 60 days after the contract issue date.  The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to "contract owner" shall mean primary annuitant.  The CPP Lifetime Income Option is not available if any of the following optional benefits are elected: C Schedule Option, Lifetime Income Option, or the CPP Option.  Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.

Enhanced Capital Preservation Plus Lifetime Income Option

Nationwide may offer an enhanced version of the CPP Lifetime Income Option.  The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly.  The distinction between the two options lies in the preservation phase of the option.  During the preservation phase of the Enhanced CPP Lifetime Income Option, contract owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase.  Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option.  It enables the contract owner to allocate part of his/her contract value to the fixed account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee.  The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

•
All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that contract owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

•	Market conditions determine the availability and allocation percentages of the various CPP program periods.

•	Surrenders or contract maintenance charges that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

•	If at the end of any CPP program period the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.

•	Amounts credited to fulfill the principal guarantee are considered, for purposes of other benefits under this contract, earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in contract owner as a death of contract owner.

27

Options at the End of the Preservation Phase

Approximately 90 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the contract owner.  The communication will inform the contract owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue.  The contract owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option.  The contract owner's election is irrevocable.  Each of the options is discussed more thoroughly below.

Remaining in the preservation phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program.  If the contract owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the contract value as of the beginning of that CPP program period.  The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

Moving into the withdrawal phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below).  During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

Terminating the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to terminate the CPP Lifetime Income Option.  Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed.

The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market sub-account.

If Nationwide does not receive the contract owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the contract owner must instruct Nationwide how to allocate their contract value among a select group of investment options.  A list of the investment options available during the withdrawal phase will be included in the election notice.  The contract owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in contract owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the contract value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the contract owner may begin taking the lifetime income stream by requesting a surrender from the contract.  All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount."  The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

Age of determining life:	Lifetime withdrawal percentage:
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the contract owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base.  The contract owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the contract owner's death or annuitization regardless of the actual value of the contract.  Thus, it is possible for the contract owner to take annual surrenders equal to the lifetime withdrawal amount after the contract value is zero.  After the contract value falls to zero, the contract owner can continue to take annual surrenders of no more than the lifetime withdrawal amount.  Surrender requests may be submitted systematically or directly by the contract owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the contract value and death benefit, and are subject to the CDSC provisions of the contract.  Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the contract value is greater than zero).  However, to the extent that a surrender exceeds that year's lifetime withdrawal amount,

28

Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years.  The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the contract value (after it is reduced by the lifetime withdrawal amount).  Once the contract value falls to zero, the contract owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the contract owner is age 59½ may be subject to additional tax penalties.

Required Minimum Distribution Privilege

If you surrender an amount greater than your benefit amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, we will not reduce your income benefit base.  Nationwide reserves the right to modify or eliminate this required minimum distribution privilege.

We will notify you if we discontinue or eliminate the required minimum distribution privilege.  If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your lifetime withdrawal amount will reduce your remaining lifetime withdrawal base.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the contract value exceeds the lifetime withdrawal base, the contract owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current contract value.

Nationwide will provide the contract owner with advance notice of any reset opportunity and will provide the contract value information necessary for the contract owner to decide whether or not to invoke the reset opportunity.  If Nationwide does not receive and record a contract owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the contract owner does not wish to reset the lifetime withdrawal base.

If the contract owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

•	The contract owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

•	The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

•	The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the contract owner's right to annuitize the contract.

If the contract owner elects to annuitize during the preservation phase, and any portion of the contract value has been allocated to a GTO, the contract owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment.  All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable.  The amount to be annuitized will be the contract value after any market value adjustment has been applied.

If the contract owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable.  The amount to be annuitized will be the contract value.  Since surrenders from the contract during the withdrawal phase of the option reduce the contract value, and consequently, the amount to be annuitized, the contract owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

•	a full surrender of the contract;

•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

The death of the determining life has complex consequences that are unique to the CPP Lifetime Income Option.  For specific information about rights of Succession, please consult with your registered representative or call Nationwide's service center.

Immediate Withdrawal Benefit

During the preservation phase of the CPP Lifetime Income Option, the contract owner can invoke the immediate withdrawal benefit.  This benefit permits the contract owner to take immediate withdrawals of up to 6% annually of the guaranteed amount until the benefit is exhausted.  The benefit may only be invoked during the preservation phase, specifically during the current CPP program period, but once it is invoked, withdrawals will be permitted both during the current CPP program period and after its maturity date, until the guaranteed amount is exhausted.  After the benefit is invoked, the contract owner's current CPP program period will remain in effect until its regular maturity date.  The CPP program period's ending does not automatically terminate the option.  However, the contract owner will receive notice that the contract value must be reallocated in order to continue the option (see “Options at the end of the CPP Program Period” later in this subsection).  As long as the contract owner reallocates the contract value upon the maturity of the current CPP program period, the contract owner will remain in the preservation phase of the

29

option (subject to the limitations herein) and continue to receive immediate withdrawals for the duration of the option.  The investment options available upon the maturity of the CPP program period will be limited and may not include GTO options.

Invoking the immediate withdrawal benefit changes some of the conditions associated with the CPP Lifetime Income option, as indicated below:

•
Invoking the immediate withdrawal benefit changes the nature of the guarantee associated with the preservation phase.  Nationwide will not credit an amount to the contract so that the contract value equals the guaranteed amount at the end of the applicable CPP program period.  Instead, the CPP guarantee amount (as determined on the day the benefit is invoked) becomes the basis for determining the amount of the withdrawals permitted under the immediate withdrawal benefit.  This amount is referred to as the "immediate withdrawal base" and is guaranteed not to change as long as the option is not terminated or total annual withdrawals do not exceed the 6% limit (see "Determining the Immediate Withdrawal Base" and "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" later in this subsection).

•
For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  At the CPP program period's end, the contract owner will not be permitted to begin a new CPP program period.  Instead, the contract owner will be required to reallocate the contract value into certain limited investment options.  The contract owner will lose the value of remaining withdrawals if the contract value is not reallocated (see "Options at the End of the CPP Program Period").

•
The contract owner will remain in the preservation phase for the duration of the CPP Lifetime Income option once the immediate withdrawal benefit is invoked.  The contract owner will not be permitted to enter the lifetime withdrawal phase of the option.

•
The "Succession of Rights and Termination of the CPP Lifetime Income Option" provision no longer applies once the immediate withdrawal benefit is invoked (see instead, "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" in this subsection).

•	Immediate withdrawals in excess of 6% annually will reduce the value of future immediate withdrawals (see "Impact of Withdrawals in Excess of 6%" later in this subsection).

•	No additional purchase payments are permitted once the immediate withdrawal benefit is invoked.

•	The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in one contract year cannot be carried over to the following contract year.

•
Nationwide may discontinue offering the immediate withdrawal benefit.  If the benefit is discontinued, contract owners who have elected the CPP Lifetime Income Option will be permitted to invoke the benefit (subject to the conditions herein).

Immediate withdrawals are subject to the applicable CDSC provisions of the contract.  If taken prior to age 59½, the withdrawals could incur a penalty tax.  Minimum required distributions could cause annual withdrawals to exceed 6% (see "Impact of an Immediate Withdrawal (within the 6% limit)" in this subsection).

Invoking the Immediate Withdrawal Benefit.  A contract owner wishing to take an immediate withdrawal must affirmatively elect to invoke the benefit using a form approved by Nationwide.  Upon receipt of this affirmative election, Nationwide will determine the immediate withdrawal base.  Note:  A surrender request alone will not initiate the immediate withdrawal benefit, but will, instead, be treated as an ordinary surrender under the contract.

In addition, since the contract owner may only invoke the benefit during the preservation phase of the option, the CPP program period that is in effect at the time of the election will continue in effect until the program period ends.  In other words, invoking the immediate withdrawal benefit does not have any affect on the current CPP program period.

Options at the End of the CPP Program Period

For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  The CPP program period is chosen by the contract owner and generally corresponds to the duration of any GTO option chosen by the contract owner.  Upon the CPP program period end, the contract owner will have two options:

•	reallocate the contract value among the limited available investment options; or

•	let the CPP Lifetime Income Option terminate.

Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 90 days before the end of the period.  An additional notice will be sent (approximately 60 days before the periods end) that will include a list of the limited investment options available.  The contract owner must reallocate the contract value, including amounts allocated to the GTO, among the limited investment options available in order to continue receiving immediate withdrawals under the benefit.  If Nationwide does not receive the contract owner’s instructions prior to the end of the program period, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.  Note:  If the option is terminated, the contract owner will lose the value of the remaining immediate withdrawal base, i.e., lose any remaining payments (see "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

Determining the Immediate Withdrawal Base

The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the contract owner can withdraw under the benefit.  The immediate withdrawal base will be equal to the CPP guarantee amount (as determined on the day the benefit is invoked).  The immediate withdrawal base will not change unless the contract owner takes withdrawals in excess of 6% each year (i.e., the total amount of withdrawals in one year may not exceed 6% of the immediate withdrawal base).

30

For example, if the contract owner's initial investment at the beginning of the CPP program period was $100,000, assuming no surrenders are made during the CPP program period, the CPP guarantee amount at the end of the CPP program period will be $100,000.  If the contract owner invokes the immediate withdrawal benefit, the immediate withdrawal base becomes the CPP guarantee amount (i.e., $100,000).  The contract value will not be credited with any CPP guarantee amount at the end of the program period.

Taking an Immediate Withdrawal.  After the affirmative election to invoke the benefit has been made and received in good order by Nationwide, in order to take an immediate withdrawal, the contract owner must submit a surrender request to Nationwide.  Nationwide will process the request based upon the election of the withdrawal benefit.  Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO when an immediate withdrawal is requested.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request.  Immediate withdrawals cannot be taken exclusively from the GTO. Amounts surrendered from the GTO could incur a market value adjustment.  Market value adjustments are applied to the contract value and not the amount of the withdrawal request.  Contract owners can request that accumulation units not be surrendered from the GTO in order to avoid application of a market value adjustment.  Please refer to the GTO prospectus for examples of how market value adjustments are calculated.

Impact of Immediate Withdrawals (within the 6% limit).  The impact of an immediate withdrawal on the contract will depend on the immediate withdrawal base, the remaining immediate withdrawal base, and the amount of the gross surrender request.  Annual gross surrenders include required minimum distributions pursuant to the Internal Revenue Code and any applicable CDSC.

Remaining Immediate Withdrawal Base

The amount available or remaining for withdrawal under the benefit is referred to as the "remaining immediate withdrawal base."  This figure is used to track how much the contract owner has withdrawn and how much the contract owner has left to withdraw.

For example assume the following:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $6,000.

In the above example, the contract owner has already taken immediate withdrawals that have reduced the remaining immediate withdrawal base to $56,000.  Contract value also includes any market value adjustments.  The impact of the gross surrender request is:

Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000.

Impact of Withdrawals in Excess of 6%. Withdrawals in excess of 6% will reduce the immediate withdrawal base (based on the formula described below), thereby reducing the amount of future immediate withdrawals available under the benefit.  This reduction could be significant.  Therefore, requesting surrenders in excess of 6% should be carefully considered.

The reduction to the immediate withdrawal base will be the greater of (i) the dollar amount of the surrender in excess of the 6% withdrawal or (ii) a proportionate reduction based on the ratio of the dollar amount of the excess surrender to the contract value (already adjusted for any applicable market value adjustment and the amount of the surrender request up to 6%) multiplied by the immediate withdrawal base.

The remaining immediate withdrawal base will also be reduced by this same amount.

For example:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $11,000.

The impact of the full surrender request will be calculated in two steps:

1)	The impact of the request up to 6% would be (6% of $100,000 = $6,000):

Permissible 6% Withdrawal = $6,000
Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

and

2)	Because the total request exceeded the allowable 6% by $5,000 ($11,000 - $6,000 = $5,000), the proportionate reduction (described above) is applied as follows:

5,000/25,000*100,000 = $20,000.

Therefore, the full impact of the request on the contract would be:

Immediate Withdrawal Base = $80,000
Contract Value = $20,000
Remaining Immediate Withdrawal Base = $30,000.

The contract value is reduced by the dollar amount of the excess surrender request ($5,000).

Surrenders in excess of 6% will not be permitted if contract value is zero.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than 6%.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 6% limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.

31

In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 6% limit.  A reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if the gross surrender exceeds the 6% limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 6% limit permitted by this benefit (i.e., 6% of the immediate withdrawal base).

In such case, the reduction described in the "Impact of Withdrawals in Excess of 6%" provision will apply.

Minimum Required Distributions

Withdrawals taken pursuant to minimum required distribution rules under the Internal Revenue Code could also cause gross surrender requests to exceed 6% annually if the rules require a distribution greater than the 6% limit be distributed from the contract.  The reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if distributions result in gross surrenders in excess of 6% annually.

How long will the immediate withdrawals last?  A contract owner can continue to take immediate withdrawals as long as there is remaining immediate withdrawal base value.  The number of years will depend on the amount and frequency of the withdrawals taken.  For example, it would take approximately 16 and 2/3 years for a $100,000 remaining immediate withdrawal base to be exhausted if immediate withdrawals did not exceed 6% annually.

Immediate withdrawals that do not exceed 6% annually reduce the remaining immediate withdrawal base by the dollar amount of each immediate withdrawal until the base reaches zero.  Once the remaining immediate withdrawal base reaches zero, the immediate withdrawal benefit is exhausted.

What happens if there is Contract Value but the Remaining Immediate Withdrawal Base is Zero?  If there is contract value left after the remaining immediate withdrawal base is exhausted, the contract owner can no longer take withdrawals under the immediate withdrawal benefit.  Surrenders can still be taken subject to the CDSC provisions of the contract.  The charge associated with the CPP Lifetime Income option will continue to be assessed until the contract is terminated or annuitized.

What happens if the Contract Value is Zero, but there is Remaining Immediate Withdrawal Base Value?  If contract value reaches zero before the remaining immediate withdrawal base is zero, Nationwide will continue to pay the contract owner 6% of the immediate withdrawal base each contract year until the remaining immediate withdrawal base is zero.  Additionally, if the contract owner has invoked the benefit but has not requested regular or systematic withdrawals, Nationwide will automatically begin paying the contract owner the value of 6% of the current immediate withdrawal base until the remaining immediate withdrawal base is zero.  Once the remaining immediate withdrawal base reaches zero, the contract will automatically terminate.

Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals

The CPP Lifetime Income Option can be terminated at the end of a CPP program period.  Note: Termination of the option will cause the contract owner to lose any remaining immediate withdrawal base value, i.e., lose any remaining payments.

The option will automatically terminate if, at the end of the CPP program period during which the immediate withdrawal benefit is invoked, the contract owner does not instruct Nationwide how to reallocate the contract value (see, "Options at the End of the CPP Program Period").  Such automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

If terminated, the contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and any contract value previously allocated to the GTO will be allocated to the money market sub-account.  Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option will be removed.

Some contract events will trigger an automatic termination of the CPP Lifetime Income option, including:

•	A full surrender of the contract value;
•	A full surrender of the death benefit proceeds; or
•	An election to annuitize the contract (see, "Annuitization and the CPP Lifetime Income Option" in the "Capital Preservation Plus Lifetime Income Option" provision).

Automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

Succession of Rights and the Immediate Withdrawal Benefit

Any remaining immediate withdrawal base value is guaranteed for as long as the CPP Lifetime Income Option is in force.  If by the terms of the contract, the death of the contract owner results in the contract being continued, i.e., does not result in payment of the death benefit proceeds, the CPP Lifetime Income Option will continue in force with the immediate withdrawal benefit invoked..  The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the contract owner's death, i.e., the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is zero.  If death of the contract owner occurs during the CPP program period, the new contract owner will be required to reallocate the contract value no sooner than the expiration of the corresponding GTO, in order to continue to receive the withdrawals and retain the benefit.

If the death of the contract owner results in the CPP Lifetime Income Option being terminated, the termination will result in the loss of any remaining immediate withdrawal base value.

32

Taxation of Surrenders under the CPP Lifetime Income Option

While the tax treatment for surrenders for benefits such as CPP Lifetime Income Option are not clear under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

7% Lifetime Income Option

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  The age of the person upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time the Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to “contract owner” shall mean primary annuitant.  The determining life may not be changed.

For contracts issued on or after September 1, 2007, the 7% Lifetime Income Option may only be elected at the time of application.  Contracts issued between May 1, 2007 and September 1, 2007 may not elect the 7% Lifetime Income Benefit Option. For contracts issued prior to May 1, 2007, the 7% Lifetime Income Option may be elected at any time. The 7% Lifetime Income Option is not available in the state of New York.

The 7% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: the 5% Lifetime Income Option, C Schedule Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.  Once this option is elected, the contract owner may not participate in any of the dollar cost averaging programs otherwise available under the contract.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 7% Lifetime Income Option is 0.70% of the Current Income Benefit Base.  (Once a 7% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 7% Lifetime Income Option was added to the contract (the “7% L.Inc anniversary”) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 7% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 7% Lifetime Income Option requires that the contract owner, from that point forward (until annuitization), allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Once this option is elected, contract loans are unavailable.

Currently, subsequent purchase payments are permitted under a 7% Lifetime Income Option as long as the contract value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments over $50,000.  If Nationwide exercises this right to refuse a purchase payment, the contract owner will be notified and the purchase payment will be returned.

Determination of the Income Benefit Base Prior to the First Surrender

At the time the 7% Lifetime Income Option is added to the contract, the original Income Benefit Base is equal to the contract value. When the Income Benefit Base is first calculated and each time it is recalculated, as described below, this is known as your Current Income Benefit Base.  For the first 10 years after the 7% Lifetime Income Option is elected (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 7% L.Inc anniversary plus purchase payments submitted and credits applied after that L.Inc anniversary; or

(2)	the sum of the following (the “7% simple interest calculation”):

(a)	the original Income Benefit Base, plus 7% of the original Income Benefit Base for each attained 7% L.Inc anniversary; and

(b)
purchase payments submitted and credits applied after the 7% Lifetime Income Option is elected, plus 7% of such purchase payments or credits for each attained 7% L.Inc anniversary after the first plus a prorated amount based upon the number of days from the date of such purchase payment or credit to its first 7% L.Inc anniversary for contracts issued on or after September 1, 2007.

After the 10th 7% L.Inc anniversary (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)
the highest contract value on any 7% L.Inc anniversary plus purchase payments submitted and credits applied after that 7% L.Inc anniversary; or the simple interest calculation calculated on the 10th 7% L.Inc anniversary plus any purchase payments submitted and credits applied after the 10th 7% L.Inc anniversary.

33

(2)	The simple interest calculation calculated on the 10th 7% L.Inc anniversary plus any purchase payments submitted or credits applied after the 10th 7% L.Inc anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 7% L.Inc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the 7% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.  Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the  Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime income percentage is determined based on the age of the contract owner as indicated in the following table:

Contract Owner’s Age (at time of first surrender)	7% Lifetime Income Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

At the time of the first surrender and on each 7% L.Inc anniversary thereafter, the lifetime income percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 7% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the Current Lifetime Benefit Base, they do reduce the contract value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than the 7% Lifetime Income Percentage limit.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 7% Lifetime Income Percentage limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 7% Lifetime Income Percentage limit.  A reduction to the Current Income Benefit Base will be applied as described in the "Impact of Withdrawals in Excess of the 7% Lifetime Income Percentage Limit" provision if the gross surrender exceeds the 7% Lifetime Income Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 7% Lifetime Income Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 7% Lifetime Income Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the7% Lifetime Income Percentage Limit

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the contract value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the contract value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to IRA contract types owned by non-spousal beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must participate in Nationwide’s required minimum distribution program.  Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance. If

34

Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your benefit amount will reduce your remaining current Income Benefit Base.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.

Reset Opportunities

If the terms and conditions of the 7% Lifetime Income Option have not changed and the contract value exceeds the existing Current Income Benefit Base on a 7% L.Inc anniversary, Nationwide will automatically reset the Income Benefit Base to become your new Current Income Benefit Base.  If the terms and conditions of 7% Lifetime Income Option have changed, Nationwide will provide the contract owner with the contract value and Current Income Benefit Base information and will provide instructions on how to communicate an election to reset the benefit base.  If the contract owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a contract owner’s election to reset the Current Income Benefit Base within 60 days after the 7% L.Inc anniversary, Nationwide will assume that the contract owner does not wish to reset the Current Income Benefit Base.

The automatic reset privilege will cease anytime the terms and conditions of the 7% Lifetime Income Option changes.  Nationwide will notify the contract owner anytime the terms and conditions of the 7% Lifetime Income Option changes and will provide the contract owner with an opportunity to confirm whether to reset the Current Income Benefit Base under the updated 7% Lifetime Income Option charge.  If the contract owner does not elect to reset the Current Income Benefit Base within 60 days after the 7% L.Inc anniversary date, the Current Income Benefit Base and 7% Lifetime Income Option charges will not change.  Contract owners may cancel the election to automatically reset the Current Income Benefit Base at any time.  Nationwide reserves the right to modify or cancel the contract owners’ ability to automatically reset the Current Income Benefit Base.

Lump Sum Settlement Options for the Lifetime Income Option

If contract value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the contract owner of the following three options:

1)	The contract owner can continue to take withdrawals equal to the Lifetime Income Percentage until the death of the contract owner;

2)	The contract owner may elect the Age Based lump sum settlement option described below; or

3)	The contract owner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 7% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The contract owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the contract owner makes an election the election is irrevocable.  If the contract owner does not make an election within the 60 days Nationwide will assume that the contract owner desires to continue to take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the contract value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a contract owner to take an Age Based lump sum settlement equal to the contract owner’s current benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option for the Lifetime Income Option

Nationwide also makes an Underwritten lump sum settlement option available to contract owners after the contract value falls to zero and the Current Income Benefit Base is greater than zero.  The Underwritten lump sum settlement amount shall be based upon the attained age, sex, and health information provided by the contract owner on a Nationwide form attested to by a certified physician chosen by the contract owner. The Underwritten lump sum settlement option will generally pay a larger amount than the Age Based lump sum settlement option when a contract owner is healthier than the normal population. Regardless of age or health, the Underwritten lump sum settlement amount will never be less than the Lump Sum Settlement Option amounts shown in the chart above.

Termination of Benefit

Upon annuitization of the contract, the charge associated with this option will no longer be assessed and all benefits associated with the Lifetime Income Option will terminate.  Additionally, upon the contract owner’s death the benefits associated with the option terminate (unless the Spousal Continuation Benefit was also elected).

35

Spousal Continuation Benefit

For an additional charge of 0.15% of the Current Income Benefit Base, the contract owner can elect, at the time either Lifetime Income Option is elected, to add a Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).  The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(3)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(4)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(5)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.

(6)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary.

(7)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may not remove the Spousal Continuation Benefit from the contract.

Taxation of Surrenders under the 7% Lifetime Income Option

While the tax treatment for surrenders for benefits such as the 7% Lifetime Income Option is not clear under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

5% Lifetime Income Option

The 5% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  The age of the person upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time the 5% Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to “contract owner” shall mean primary annuitant.  The determining life may not be changed.

Currently, the 5% Lifetime Income Option is only available in the state of New York.

For contracts issued on or after May 1, 2008, the 5% Lifetime Income Option may only be elected at the time of application. The 5% Lifetime Income Options may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: the 7% Lifetime Income Option, C Schedule Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.  Once this option is elected, the contract owner may not participate in any of the dollar cost averaging programs otherwise available under the contract.  For any contract owner participating in a dollar cost averaging program that elects this option after the contract issue date the dollar cost averaging program will be terminated.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 5% Lifetime Income Options is 0.60% of the Current Income Benefit Base.  (Once the 5% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 5% Lifetime Income Option was added to the contract (the “5% L.Inc anniversary”) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 5% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 5% Lifetime Income Option requires that the contract owner, from that point forward (until annuitization), allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  Allocation to a GTO and/or the fixed account is not permitted.

36

The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Once this option is elected, contract loans are unavailable.

Currently, subsequent purchase payments are permitted under a 5% Lifetime Income Option as long as the contract value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments over $50,000.  If Nationwide exercises this right to refuse a purchase payment, the contract owner will be notified and the purchase payment will be returned.

Determination of the Income Benefit Base Prior to the First Surrender

At the time the 5% Lifetime Income Option is added to the contract, the original Income Benefit Base is equal to the contract value.  When the Income Benefit Base is first calculated and each time it is recalculated, as described below, this is known as your Current Income Benefit Base. For the first 10 years after the 5% Lifetime Income Option is elected (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 5% L.Inc anniversary plus purchase payments submitted and credits applied after that L.Inc anniversary; or
(2)	the sum of the following (the “5% simple interest calculation”):

(a)	the original Income Benefit Base, plus 5% of the original Income Benefit Base for each attained 5% L.Inc anniversary; and

(b)
purchase payments submitted and credits applied after the 5% Lifetime Income Option is elected, plus 5% of such purchase payments or credits for each attained 5% L.Inc anniversary after the first plus a prorated amount based upon the number of days from the date of such purchase payment or credit to its first 5% L.Inc anniversary for contracts issued on or after September 1, 2007.

After the 10th 5% L.Inc anniversary (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 5% L.Inc anniversary plus purchase payments submitted and credits applied after that 5% L.Inc anniversary; or

(2)	the simple interest calculation calculated on the 10th 5% L.Inc anniversary plus any purchase payments submitted and credits applied after the 10th 5% L.Inc anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Current Income Benefit Base calculated on the most recent 5% L.Inc anniversary, and the annual benefit amount will be based on that Income Benefit Base.

Lifetime Income Surrenders

At any time after the 5% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.  Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime income percentage is determined based on the age of the contract owner as indicated in the following table:

Contract Owner’s Age (at time of first surrender)	5% Lifetime Income Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

At the time of the first surrender and on each 5% L.Inc anniversary thereafter, the lifetime income percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 5% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the contract value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than the 5% Lifetime Income Percentage limit.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 5% Lifetime Income Percentage limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% Lifetime Income Percentage limit.  A reduction to the Current Income Benefit Base will be applied as described in the "Impact of Withdrawals in Excess of the 5% Lifetime Income Percentage

37

Limit" provision if the gross surrender exceeds the 5% Lifetime Income Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 5% Lifetime Income Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 5% Lifetime Income Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the 5% Lifetime Income Percentage Limit

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the contract value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the contract value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to IRA contract types owned by non-spousal beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must participate in Nationwide’s required minimum distribution program.  Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your benefit amount will reduce your remaining current Income Benefit Base.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.

Reset Opportunities

Nationwide permits contract owners to elect to automatically reset the Current Income Benefit Base on each 5% L.Inc anniversary after the first surrender from the contract.  For those who do not elect to automatically reset their Current Income Benefit Base, if the contract value exceeds the Current Income Benefit Base, the contract owner will have the opportunity to instruct Nationwide to reset the Current Income Benefit Base to equal the current contract value.  Nationwide will provide the contract owner with the contract value and Current Income Benefit Base information and will provide instructions on how to communicate an election to reset the Current Income Benefit Base.  If the contract owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a contract owner’s election to reset the Current Income Benefit Base within 60 days after the 5% L.Inc anniversary, Nationwide will assume that the contract owner does not wish to reset the Current Income Benefit Base.

A contract owner’s election to automatically reset the Current Income Benefit Base or the automatic reset provisions included in contracts issued on or after May 1, 2007 will cease anytime the terms and conditions of the 5% Lifetime Income Option changes.  Nationwide will notify the contract owner anytime the terms and conditions of the 5% Lifetime Income Option changes and will provide the contract owner with an opportunity to confirm whether to reset the Current Income Benefit Base under the updated 5% Lifetime Income Option charge.  If the contract owner does not elect to reset the Current Income Benefit Base within 60 days after the 5% L.Inc anniversary date, the Current Income Benefit Base and 5% Lifetime Income Option charges will not change.  Contract owners may cancel the election to automatically reset the Current Income Benefit Base at any time.  Nationwide reserves the right to modify or cancel the contract owners’ ability to automatically reset the Current Income Benefit Base.

Lump Sum Settlement Options for the Lifetime Income Option

If contract value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the contract owner of the following three options:

1)	The contract owner can continue to take withdrawals equal to the Lifetime Income Percentage until the death of the contract owner;

2)	The contract owner may elect the Age Based lump sum settlement option described below; or

3)	The contract owner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 5% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

38

The contract owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the contract owner makes an election the election is irrevocable.  If the contract owner does not make an election within the 60 days Nationwide will assume that the contract owner desires to continue to take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the contract value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a contract owner to take an Age Based lump sum settlement equal to the contract owner’s current benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option for the Lifetime Income Option

Nationwide also makes an Underwritten lump sum settlement option available to contract owners after the contract value falls to zero and the Current Income Benefit Base is greater than zero.  The Underwritten lump sum settlement amount shall be based upon the attained age, sex, and health information provided by the contract owner on a Nationwide form attested to by a certified physician chosen by the contract owner. The Underwritten lump sum settlement option will generally pay a larger amount than the Age Based lump sum settlement option when a contract owner is healthier than the normal population. Regardless of age or health, the Underwritten lump sum settlement amount will never be less than the Lump Sum Settlement Option amounts shown in the chart above.

Termination of Benefit

Upon annuitization of the contract, the charge associated with this option will no longer be assessed and all benefits associated with the Lifetime Income Option will terminate.  Additionally, upon the contract owner’s death the benefits associated with the option terminate (unless the Spousal Continuation Benefit was also elected).

Spousal Continuation Benefit

For an additional charge of 0.15% of the Current Income Benefit Base, the contract owner can elect, at the time either Lifetime Income Option is elected, to add a Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).  The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(3)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(4)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(5)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.

(6)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary.

(7)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may not remove the Spousal Continuation Benefit from the contract.

Taxation of Surrenders under the 5% Lifetime Income Option

While the tax treatment for surrenders for benefits such as the 5% Lifetime Income Option is not clear under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

39

Income Benefit Investment Options
Investment Option	Available in:
	CPP[1]	CPPLI [2]	Enhanced CPP and CPPLI [3]	5% L.Inc and 7% L.Inc[4]
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund: Series II Shares	X	X
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Small/Mid Cap Value Portfolio: Class B	X	X
American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Fund: Class II	X	X
American Century VP Value Fund: Class II	X	X
American Century Variable Portfolios II, Inc.
American Century VP Inflation Protection Fund: Class II	X	X
Dreyfus
Dreyfus Stock Index Fund, Inc.: Service Shares	X	X
Dreyfus Variable Investment Fund- Appreciation Portfolio: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Equity-Income Portfolio: Service Class 2	X	X
VIP Freedom 2010 Portfolio: Service Class 2	X	X	X5	X
VIP Freedom 2020 Portfolio: Service Class 2	X	X	X6	X
VIP Freedom 2030 Portfolio: Service Class 2	X	X	X6
VIP Growth Portfolio: Service Class 2	X	X
VIP Investment Grade Bond Portfolio: Service Class 2	X	X
VIP Mid Cap Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund: Class 2	X	X
Janus Aspen Series
Forty Portfolio: Service Shares	X	X
Lehman Brothers Advisers Management Trust
AMT Short Duration Bond Portfolio: I Class	X	X
MFS® Variable Insurance Trust
MFS Value Series: Service Class	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option and 7% Lifetime Income Option

5 The five year program duration is not available with this investment option.

6 The five and seven year program durations are not available with this investment option.

40

	CPP [1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc and 7% L.Inc[4]
Nationwide Variable Insurance Trust (NVIT)
American Funds NVIT Asset Allocation Fund: Class II	X	X	X6	X
American Funds NVIT Bond Fund: Class II	X	X
American Funds NVIT Growth Fund: Class II	X	X
American Funds NVIT Growth-Income Fund: Class II	X	X
Lehman Brothers NVIT Core Plus Bond Fund: Class II	X	X
Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	X	X
Neuberger Berman NVIT Socially Responsible Fund: Class II	X	X
NVIT Cardinal Aggressive Fund: Class II	X	X
NVIT Cardinal Balanced Fund: Class II	X	X	X	X
NVIT Cardinal Capital Appreciation Fund: Class II	X	X	X5	X
NVIT Cardinal Conservative Fund: Class II	X	X	X	X
NVIT Cardinal Moderate Fund: Class II	X	X	X5	X
NVIT Cardinal Moderately Aggressive Fund: Class II	X	X	X6	X
NVIT Cardinal Moderately Conservative Fund: Class II	X	X	X	X
NVIT Core Bond Fund: Class II	X	X
NVIT Government Bond Fund: Class I		X
NVIT Investor Destinations Funds
NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderate Fund: Class II	X	X	X5	X
NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X6	X
NVIT Investor Destinations Aggressive Fund: Class II	X	X	X6
NVIT Mid Cap Growth Fund: Class II	X	X
NVIT Mid Cap Index Fund: Class I	X	X
NVIT Money Market Fund: Class I	X	X
NVIT Multi-Manager Large Cap Growth Fund: Class II	X	X
NVIT Multi-Manager Large Cap Value Fund: Class II	X	X
NVIT Multi-Manager Mid Cap Growth Fund: Class II	X	X
NVIT Multi-Manager Mid Cap Value Fund: Class II	X	X
NVIT Nationwide Fund: Class II	X	X
NVIT Short Term Bond Fund: Class II		X
NVIT U.S. Growth Leaders Fund: Class II	X	X
Van Kampen NVIT Comstock Value Fund: Class II	X	X
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA: Service Shares	X	X
Oppenheimer Main Street Fund® /VA: Service Shares	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth Portfolio: Class II	X	X
T. Rowe Price Equity Income Portfolio: Class II	X	X
Van Kampen
The Universal Institutional Funds, Inc. Core Plus Fixed Income Portfolio: Class II	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option and 7% Lifetime Income Option

5 The five year program duration is not available with this investment option.

6 The five and seven year program durations are not available with this investment option.

41

	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc and 7% L.Inc[4]
Static Asset Allocation Models
American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)	X	X	X	X
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)	X	X	X	X
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)	X	X	X5	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008:
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund: Series II Shares	X	X
AIM V.I. Capital Appreciation Fund: Series II Shares	X	X
American Century Variable Portfolios, Inc.
American Century VP Vista Fund: Class II	X	X
Federated Insurance Series
Federated Quality Bond Fund II: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Contrafund® Portfolio Service Class 2	X	X
Janus Aspen Series
INTECH Risk-Managed Core Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Regency Portfolio: S Class	X	X
AMT Socially Responsive Portfolio: I Class	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Limited Term Bond Portfolio: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:
American Century Variable Products, Inc.
American Century VP Ultra Fund: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006:
Fidelity Variable Products Fund
VIP Value Strategies Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Rising Dividends Securities Fund: Class 2	X	X
MFS Variable Insurance Trust
MFS Investors Growth Stock Series: Service Class	X	X
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:
Putnam Variable Trust
Putnam VT Growth and Income Fund: Class IB	X	X
Putnam VT Voyager Fund: Class IB	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option and 7% Lifetime Income Option

5 The five year program duration is not available with this investment option.

42

	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc and 7% L.Inc [4]
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio: Class B	X	X
American Century Variable Products, Inc.
American Century VP Income & Growth Fund: Class II	X	X
Federated Insurance Series
Federated American Leaders Fund II: Service Shares	X	X
Federated Capital Appreciation Fund II: Service Shares	X	X
Janus Aspen Series
Balanced Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Mid Cap Growth Portfolio: S Class	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option and 7% Lifetime Income Option

43

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.45% for the first 7 contract years.  At the end of that period, the contract will be re-rated, and the 0.30% charge associated with the 3% Extra Value Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.15%.  Thus, the 3% Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.45% will have a lower unit value than sub-account X with charges of 1.15% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust.  If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.

Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

Contingent Owner

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide’s consent.

Contingent Annuitant

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant’s death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

Co-Annuitant

A co-annuitant, if named, must be the annuitant’s spouse.  The co-annuitant may be named at any time prior to annuitization and

44

will receive the benefit of the Spousal Protection Feature (subject to the conditions set forth in the "Spousal Protection Feature" provision).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

Joint Annuitant

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the annuitization date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the annuitant dies.  The contract owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

•	contract owner (Non-Qualified Contracts only);
•	joint owner (must be the contract owner’s spouse);
•	contingent owner;
•	annuitant (subject to Nationwide’s underwriting and approval);
•	contingent annuitant (subject to Nationwide’s underwriting and approval);
•	co-annuitant (must be the annuitant’s spouse);
•	joint annuitant (subject to Nationwide’s underwriting and approval);
•	beneficiary; or
•	contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner.  Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$5,000	$150
IRA	$3,000	$150
Investment-Only	$3,000	$150
Non-Qualified	$5,000	$150***
Roth IRA	$3,000	$150
SEP IRA	$3,000	$150
Simple IRA	$3,000	$150
Tax Sheltered Annuity****	$3,000	$150

*A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.  The minimum initial premium payment is $1,000 for contracts issued in the District of Columbia to an irrevocable trust that does not permit withdrawals until age 59 ½.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50. Subsequent purchase payments may not be permitted in all states.

*** The minimum initial premium payment is $1,000 for contracts issued in the District of Columbia to an irrevocable trust that does not permit withdrawals until age 59 ½.

**** Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the contract owner elects an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Nationwide’s consent is contingent on a risk analysis that may involve a medical evaluation.

45

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.  PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.  The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 - $499,999	0.0% (no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.  She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000.  Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750.  At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z’s contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500.  At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z’s contract.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PCCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period and are not subject to recapture.

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member made within the 12 months before the purchase of this contract.  Immediate family members include spouses, children, or other family members living within the contract owner’s household.  In order to be considered for PPCs, the contract owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the contract owner or immediate family members.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the available accumulation unit value next computed after the payment is received.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

46

Nationwide also will not price purchase payments, surrenders or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist  If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net asset value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its own discretion.

Contract owners can change future allocations to the sub-accounts, fixed account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account; and

(2)	amounts allocated to the fixed account; and

(3)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Sub-account allocations are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the Net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner.  The factor is equal to an annualized rate ranging from 1.15% to 3.20% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the fixed account; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it

47

reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)  they have been identified as engaging in harmful trading practices; and
(2)  if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit

48

value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Transfers Prior to Annuitization

Transfers from the Fixed Account

A contract owner may request to transfer allocations from the fixed account to the sub-accounts or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Fixed account transfers must be made within 45 days after the end of the interest rate guarantee period.  The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing fixed account allocations to be transferred.  However, Nationwide may limit the amount that can be transferred from the fixed account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the fixed account interest rate guarantee period.  The maximum transferable amount will never be less than 10% of the fixed account allocation reaching the end of a fixed account interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the fixed account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts and/or the fixed account at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to the fixed account or a Guaranteed Term Option at any time.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time.

Transfers After Annuitization

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

49

Right to Examine and Cancel

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  The contract issue date is the next business day after the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the contract value, less any applicable federal and state income tax withholding.

In some states, Nationwide will allocate initial purchase payments to the money market sub-account during the free look period.  After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Please see “Extra Value Options” for a description of the recapture of the amount credited under an Extra Value Option in the event the right to free look the contract is exercised.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the annuitant’s death, contract owners may generally surrender some or all of their contract value.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If an Extra Value Option has been elected, and the amount withdrawn is or would be subject to a CDSC under the B Schedule CDSC schedule, then for the first 7 contract years only, Nationwide will recapture a portion of the amount credited under the Extra Value Option.  No recapture will take place after the 7th contract year.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.  (See “Pricing”.)

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract.  If a CDSC is assessed, the contract owner may elect to have the CDSC deducted from either:

(1)	the amount requested; or

(2)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the contract owner.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•
a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the contract value is equal to or greater than $50,000 at the time of the full surrender or on any contract anniversary prior to the full surrender);

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	any recapture of extra value credit;

•	amounts allocated to the fixed account and any interest credited; and

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment.

50

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a contract year that deplete the entire contract value; or
•	any single net surrender of 90% or more of the contract value.

Surrender (Redemption) After Annuitization

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant’s death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to contract owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

51

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of contract value (not more than $10,000)
$20,000 and over	up to 50% of contract value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  Contract value transferred from the fixed account to meet the requested loan amount is not subject to the fixed account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise and will be subject to any variable account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract owner takes a full surrender of the contract;
•	the contract owner/annuitant dies;
•	the contract owner who is not the annuitant dies prior to annuitization; or
•	the contract owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

52

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the:

Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares (only available in contracts for which good order applications were received before May 1, 2008)

Fidelity Variable Insurance Products Fund
•	VIP Investment Grade Bond Portfolio: Service Class 2

Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

Nationwide Variable Insurance Trust ("NVIT")
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
•	NVIT Money Market Fund: Class I

to any other underlying mutual fund(s).  Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Enhanced Fixed Account Dollar Cost Averaging programs.  Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging.  Nationwide reserves the right to require a minimum balance to establish the Enhanced Dollar Cost Averaging program.   Enhanced Fixed Account Dollar Cost Averaging is not available for contracts where the contract owner elected the C Schedule Option.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from the enhanced fixed account into other sub-accounts.  Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.  Amounts allocated to the enhanced fixed account earn a higher rate of interest than assets allocated in the standard fixed account.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

53

Transfers occur monthly or on another frequency if permitted by Nationwide.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either amounts allocated to the enhanced fixed account are exhausted or the contract owner instructs Nationwide in writing to stop the transfers.  For Enhanced Fixed Account Dollar Cost Averaging, when a contract owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the enhanced fixed account to the money market sub-account.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs.  Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on fixed account allocations into any other sub-accounts.  Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will continue to process transfers until the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;
(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or
(3)	a percentage of the contract value based on the contract owner’s age, as shown in the table below:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

The contract owner’s age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the applicable CDSC provision.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

For example, assume a scenario whereby the purchase payment equals 100,000 and the initial free withdrawal (“w/d”) equals 10,000

Withdrawal in year 1                                                      15,000
Less free withdrawal                                                       10,000
Premium w/d subject to CDSC                                        5,000
Withdrawal in year 2                                                      15,000
Less free withdrawal                                                        9,500 = 0.10* (100,000 – 5,000)
Premium w/d subject to CDSC                                       5,500

Since the withdrawal exceeded the free withdrawal amount, the free withdrawal amount available decreases.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free-look period.

Nationwide Allocation Architect

NAA is not available for contracts issued on or after May 1, 2008, or to contract owners that did not elect NAA prior to May 1, 2008.

NAA will continue to be available to contract owners that elected NAA prior to May 1, 2008.  While these contract owners can continue to invest in NAA and transfer between NAA models, if the contract owner terminates participation in NAA the contract owner will not be able to re-elect NAA in the future.

54

Prior to annuitization, Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their variable account allocations invested according to an investment model.  The models diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk.  Participants in the program may elect one of 5 available models:

•	Conservative
•	Moderately Conservative
•	Balanced
•	Moderate
•	Capital Appreciation
•	Moderately Aggressive; and
•	Aggressive.

Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this contract.  The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.  More information about the program and the models is available in the brochure for the program.

Nationwide Investment Advisors, LLC as Investment Adviser

For those contracts that elect to use the Nationwide Allocation Architect, Nationwide Investment Advisors, LLC ("NIA") will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models.  In this capacity, NIA will act as a fiduciary.  Contract owners will receive a copy of NIA's Form ADV at the time of application, which contains more information about NIA's role as investment adviser.

Evaluating and Updating the Models

At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model.  If deemed necessary by NIA, NIA will update the models, with such updates taking effect on or about January 1 and July 1 of each year.  NIA may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts.  Currently, NIA updates the models based on information received from an independent third-party firm.  NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners.  NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented.  Contract owners should review these notices carefully.  If the contract owner is comfortable with the model changes, the contract owner need not take any action.  If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.

On or about each January 1 and July 1 (or any other day that NIA updates the models), Nationwide will reallocate the variable account contract value of contracts participating in the service pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the service.  The reallocation will rebalance the variable account contract allocations to the updated model allocations.  If the scheduled date for the reallocation is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the reallocation will occur on the next business day.  Each reallocation is considered a transfer event.  However, the automatic reallocation transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the variable account contract value when the models change, Nationwide will also reallocate the variable account contract value at the end of each calendar quarter, referred to as quarterly rebalancing.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

There is no additional charge for participating in the Nationwide Allocation Architect.  If the service is available, a contract owner may elect to begin participating at any time by communicating the election to Nationwide in writing to Nationwide's service center.  Once the election is received and processed, Nationwide will allocate the entire contract value that is allocated to the variable account in accordance with the elected model.  Allocations to the fixed account or the GTO will remain so invested.  Only one model may be elected at any given time.

While the Nationwide Allocation Architect is in effect, the contract owner will not be permitted to transfer contract value among the sub-accounts or out of the sub-accounts (to the fixed account or a GTO) without first terminating their participation in the service.  Contract owners may transfer maturing fixed account contract value into the variable account (and thus, the elected model) only at the end of the guarantee term.   Any subsequent payments submitted that are to be allocated to the sub-accounts will also be allocated according to the currently elected model.  Any surrenders taken from the contract while the Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract.  Any charges assessed to the contract will be taken proportionally from all investments in the contract.  A contract owner participating in the Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

When electing a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk.  The investment adviser

55

may use tools to make this determination that are either independently acquired or provided by Nationwide.  However, Nationwide bears no responsibility for the investment decision.

Changing Models

Contract owners participating in the Nationwide Allocation Architect may elect to change models at any time.  An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.  An election to change models will be immediate and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

Terminating Participation in the Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner.  Once a contract owner's participation in the service is terminated, the contract value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with the Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances.  However, neither Nationwide nor NIA guarantees that participation in the Nationwide Allocation Architect will result in a profit or protect against a loss.

NIA may be subject to competing interests that may affect its decisions as to the sub-accounts offered in the models.  Specifically, some of the sub-accounts correspond to underlying mutual funds owned by a NIA affiliate, some underlying mutual funds may pay more revenue to NISC (NIA's affiliate) than others, and some underlying mutual funds may pay more revenue to Nationwide (NIA's parent company) than others.  However, NIA believes that its fiduciary responsibilities to the contract owners that elect a model outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

Custom Portfolio Asset Rebalancing Service

The Custom Portfolio Asset Rebalancing Service is a tool you can use to build your own custom portfolio. First, with the help of your financial professional, you determine your investment goals and your risk profile. Then you find the portfolio that best matches your investment goals and risk profile. Lastly, you customize that portfolio by selecting the funds in each assets class comprising your portfolio. The result is your own customized portfolio. Please note that other companies may offer portfolios with similar names (i.e. “Conservative,” “Moderately Conservative” etc.) but those portfolios may not have the same percentage of asset classes.

Nationwide may make the Custom Portfolio Asset Rebalancing Service available for use by contract owners who have elected the CPP Lifetime Income Option or the Lifetime Income Option.  This service is an asset rebalancing program with pre-selected asset categories determined by a independent third party from which you can choose underlying funds.

Election of the Custom Portfolio Asset Rebalancing Program

There is no additional charge for participation in the Custom Portfolio Asset Rebalancing Service.  You may elect this program by submitting the Nationwide Custom Portfolio Asset Rebalancing Program administrative form to the Nationwide home office. You cannot participate in Asset Rebalancing or Dollar Cost Averaging while enrolled in the Custom Portfolio Asset Rebalancing Service.

You should consult a qualified financial adviser to help you determine your allocation based on your financial needs, time horizon, and willingness to accept investment risk.

Prior to enrollment in the Custom Portfolio Asset Rebalancing Service, a complete list of the program rules will be given to you.

Changing Asset Categories

You may elect to change asset categories at any time.  An election to change asset categories must be communicated to Nationwide in writing to the Nationwide home office by way of a Custom Portfolio Asset Rebalancing Service administrative form. Changes made in accordance with an election to change asset categories will be immediate, will be subject to Short-Term Trading Fees and will count as a “transfer event” as specified under the Transfer Restrictions section.

Nationwide reserves the right to limit the number of times you can change asset categories each year.

Quarterly Rebalancing

At the end of each quarter we will reallocate the variable account contract value according to your current Custom Portfolio allocation.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within your Custom Portfolio is not subject to Short-Term Trading Fees.

Terminating Participation in the Nationwide Custom Portfolio

Participation in the Custom Portfolio service may be terminated upon your written request. You must reallocate your contract value to the investment options available under the CPP Lifetime Income Option or to the Lifetime Income Option.

Nationwide reserves the right to terminate or modify the Custom Portfolio Asset Rebalancing Service at any time.

56

Death Benefits

Death of Contract Owner

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner’s estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.

Death of Annuitant

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable.  If no contingent annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner’s estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity (please see the “Annuity Payment Options” section for additional information); or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Death Benefit Calculations

An applicant may elect either the standard death benefit or an available death benefit option under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant’s death, except for the contract value component, which will be determined as of the date described in the applicable death benefit calculation.

Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

57

(3)
the highest contract value on any 5 year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)            if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5 year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

The standard death benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

One-Year Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect the One-Year Enhanced Death Benefit II Option.  The One-Year Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the death benefit will be the greater of (1) or (2) above.

58

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)            if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

One-Year Enhanced Death Benefit Option

For an additional charge equal to an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can purchase the One-Year Enhanced Death Benefit Option.  The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.  This option is the same as the One-Year Enhanced Death Benefit II Option except for the price and there is no restriction on the annuitant's age.

Spousal Protection Feature

The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge.  The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts.  The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)	Both spouses must be age 85 or younger at the time the contract is issued;

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7)
If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant’s death, Nationwide will adjust the contract value to equal the death benefit value.  The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract.

59

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin.  Generally, the contract owner designates the annuity commencement date at the time of application.  If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70½ for all other contract types.

The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.  The annuity commencement date may not be later than the first day of the first calendar month after the annuitant’s 90th birthday (or the 90th birthday of the oldest annuitant if there are joint annuitants) unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C: Contract Types and Tax Information.

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the fixed account that are to be annuitized as a variable payment annuity must be moved to the variable account prior to the annuitization date.  There are no restrictions on fixed account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Nationwide Allocation Architect program models are not available investment options during annuitization.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

VariableAnnuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;
•	the variable account value on the annuitization date;
•	the adjusted age and sex of the annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the annuitization date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date.  This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.

The number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due.  The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

60

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)
multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $25.  The payment frequency will be changed to an interval that will result in payments of at least $25.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

The annuitant must elect an annuity payment option before the annuitization date.  If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the annuitant’s age (and the joint annuitant’s age, if applicable) or requirements under the Internal Revenue Code.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one payment.  The annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant.  After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant.  As is the case of the Single Life annuity payment option, there is no guaranteed number of payments.  Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant’s lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

61

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional annuitants to be named.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

62

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 20, 2007, Nationwide and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which Nationwide and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, Nationwide and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, Nationwide and NRS filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  Nationwide and NRS intend to defend this case vigorously.

On July 11, 2007, Nationwide was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, Nationwide filed a motion to dismiss.  The motion has been fully briefed.  Nationwide intends to defend this lawsuit vigorously.

On November 15, 2006, Nationwide Financial Services, Inc. (NFS), Nationwide and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, Nationwide and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NFS, Nationwide and NRS filed their opposition to the plaintiff’s motion.  NFS, Nationwide and NRS continue to defend this lawsuit vigorously.

63

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, Nationwide filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted Nationwide’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against Nationwide remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on Nationwide’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and Nationwide were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NFS’ and Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and Nationwide filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and Nationwide’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NFS and Nationwide continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

64

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 3330
Securities Act of 1933 Registration File No. 333-103093

65

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

66

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

67

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

68

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

69

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

70

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

71

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Lehman Brothers NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return.

Nationwide Variable Insurance Trust - NVIT Cardinal Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

Nationwide Variable Insurance Trust - NVIT Cardinal Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

72

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

73

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Mid Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; AIM Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

74

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management; Neuberger Berman Management Inc. and Wells Fargo Investment Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P., Wellington Management Company, LLP, and Deutsche Investment Management Americas Inc., doing business as Deutsche Asset Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:
Aberdeen Asset Management, Inc.: American Century Investment Management Inc.; Gartmore Global Partners; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; Waddell & Reed Investment Management Company

Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

75

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high level of current income.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

76

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

77

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

78

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.15%) and contracts with all optional benefits available on December 31, 2007 (the maximum variable account charge of 3.05%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:	1-800-848-6331, TDD 1-800-238-3035
writing:	Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:	www.nationwide.com

The following underlying mutual funds were added to the variable account on May 1, 2008, therefore; no condensed Financial Information is available:

Franklin Templeton Variable Insurance Products Trust
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Nationwide Variable Insurance Trust ("NVIT")
•	Gartmore NVIT International Equity Fund: Class VI
•	Lehman Brothers NVIT Core Plus Bond Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Neuberger Berman NVIT Socially Responsible Fund: Class II
•	NVIT Cardinal Aggressive Fund: Class II
•	NVIT Cardinal Balanced Fund: Class II
•	NVIT Cardinal Capital Appreciation Fund: Class II
•	NVIT Cardinal Conservative Fund: Class II
•	NVIT Cardinal Moderate Fund: Class II
•	NVIT Cardinal Moderately Aggressive Fund: Class II
•	NVIT Cardinal Moderately Conservative Fund: Class II
•	NVIT Core Bond Fund: Class II
•	NVIT Multi-Manager International Growth Fund: Class VI
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Short Term Bond Fund: Class II
•	Van Kampen NVIT Real Estate Fund: Class II

.No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.973043	18.007521	0.19%	323,721	2007
	16.098259	17.973043	11.65%	316,205	2006
	15.446570	16.098259	4.22%	290,083	2005
	14.098166	15.446570	9.56%	243,151	2004
	10.000000	14.098166	40.98%	64,520	2003*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.841438	17.495452	10.44%	120,103	2007
	15.109879	15.841438	4.84%	120,996	2006
	14.077552	15.109879	7.33%	94,454	2005
	13.393156	14.077552	5.11%	91,308	2004
	10.000000	13.393156	33.93%	27,866	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.796443	21.631595	9.27%	153,993	2007
	17.225829	19.796443	14.92%	141,093	2006
	15.947910	17.225829	8.01%	144,563	2005
	13.996305	15.947910	13.94%	100,484	2004
	10.000000	13.996305	39.96%	30,935	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	18.032753	18.690560	3.65%	124,086	2007
	15.593547	18.032753	15.64%	145,120	2006
	15.081312	15.593547	3.40%	156,820	2005
	13.717395	15.081312	9.94%	164,029	2004
	10.000000	13.717395	37.17%	101,964	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.766243	20.839679	0.35%	40,716	2007
	18.394800	20.766243	12.89%	39,881	2006
	17.450976	18.394800	5.41%	45,154	2005
	14.826000	17.450976	17.71%	44,343	2004
	10.000000	14.826000	48.26%	24,182	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.918223	17.634281	-1.58%	99,805	2007
	15.517116	17.918223	15.47%	120,140	2006
	15.018694	15.517116	3.32%	131,582	2005
	13.496328	15.018694	11.28%	133,785	2004
	10.000000	13.496328	34.96%	81,948	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	20.353618	23.723174	16.56%	30,130	2007
	16.505744	20.353618	23.31%	33,570	2006
	14.762394	16.505744	11.81%	40,057	2005
	13.011651	14.762394	13.46%	49,403	2004
	10.000000	13.011651	30.12%	31,252	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.540229	18.110185	16.54%	169,093	2007
	12.590084	15.540229	23.43%	128,771	2006
	11.273569	12.590084	11.68%	134,925	2005
	10.000000	11.273569	12.74%	94,059	2004*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.335329	12.861436	-3.55%	295,694	2007
	11.220590	13.335329	18.85%	195,054	2006
	10.000000	11.220590	12.21%	61,314	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.750958	16.424854	19.45%	109,969	2007
	14.398398	13.750958	-4.50%	92,927	2006
	14.283382	14.398398	0.81%	98,045	2005
	13.065891	14.283382	9.32%	73,699	2004
	10.000000	13.065891	30.66%	21,518	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.659394	17.464450	-6.40%	932,318	2007
	15.933872	18.659394	17.11%	885,969	2006
	15.372492	15.933872	3.65%	689,705	2005
	13.620680	15.372492	12.86%	434,397	2004
	10.000000	13.620680	36.21%	154,081	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.235319	16.874647	37.92%	247,384	2007
	11.368307	12.235319	7.63%	21,360	2006
	10.000000	11.368307	13.68%	11,530	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.008718	11.914534	8.23%	635,444	2007
	10.962430	11.008718	0.42%	643,393	2006
	10.918983	10.962430	0.40%	590,851	2005
	10.439405	10.918983	4.59%	408,800	2004
	10.000000	10.439405	4.39%	96,256	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	21.088094	20.707767	-1.80%	305,465	2007
	18.645717	21.088094	13.10%	299,623	2006
	17.589721	18.645717	6.00%	261,618	2005
	14.599264	17.589721	20.48%	205,644	2004
	10.000000	14.599264	45.99%	84,131	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.103366	17.749446	3.78%	1,423,763	2007
	15.018123	17.103366	13.88%	1,348,855	2006
	14.547372	15.018123	3.24%	1,161,368	2005
	13.336012	14.547372	9.08%	969,281	2004
	10.000000	13.336012	33.36%	332,503	2003*

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.560255	16.434209	5.62%	200,944	2007
	13.545393	15.560255	14.87%	239,915	2006
	13.160630	13.545393	2.92%	289,432	2005
	12.704382	13.160630	3.59%	249,005	2004
	10.000000	12.704382	27.04%	60,268	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	16.198118	14.204831	-12.31%	61,073	2007
	15.828751	16.198118	2.33%	64,050	2006
	15.169524	15.828751	4.35%	70,047	2005
	13.819561	15.169524	9.77%	73,052	2004
	10.000000	13.819561	38.20%	25,456	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	17.233521	15.354245	-10.90%	10,852	2007
	14.966335	17.233521	15.15%	10,770	2006
	14.449822	14.966335	3.57%	10,545	2005
	13.349573	14.449822	8.24%	10,210	2004
	10.000000	13.349573	33.50%	4,748	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.832465	17.158258	8.37%	23,108	2007
	13.833020	15.832465	14.45%	27,918	2006
	13.760220	13.833020	0.53%	31,051	2005
	12.996293	13.760220	5.88%	31,363	2004
	10.000000	12.996293	29.96%	14,823	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.315860	10.045182	-2.62%	7,427	2007
	10.000000	10.315860	3.16%	3,225	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.764091	11.186532	3.92%	623,061	2007
	10.478252	10.764091	2.73%	596,446	2006
	10.496221	10.478252	-0.17%	708,118	2005
	10.277156	10.496221	2.13%	594,134	2004
	10.000000	10.277156	2.77%	288,900	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.386149	22.477610	15.95%	2,670,116	2007
	17.599157	19.386149	10.15%	2,354,969	2006
	15.262532	17.599157	15.31%	1,811,192	2005
	13.407582	15.262532	13.84%	978,516	2004
	10.000000	13.407582	34.08%	261,613	2003*

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.460332	22.256534	43.96%	617,637	2007
	13.411310	15.460332	15.28%	420,020	2006
	10.000000	13.411310	34.11%	193,188	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.705230	18.724223	0.10%	1,523,613	2007
	15.777855	18.705230	18.55%	1,452,988	2006
	15.118716	15.777855	4.36%	1,288,092	2005
	13.749992	15.118716	9.95%	1,006,068	2004
	10.000000	13.749992	37.50%	319,464	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.605434	12.437405	7.17%	227,996	2007
	10.713685	11.605434	8.32%	70,524	2006
	10.000000	10.713685	7.14%	26,890	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.169729	13.227994	8.70%	382,153	2007
	11.020914	12.169729	10.42%	103,174	2006
	10.000000	11.020914	10.21%	36,018	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.535369	13.763321	9.80%	109,955	2007
	11.229430	12.535369	11.63%	104,553	2006
	10.000000	11.229430	12.29%	86,944	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.559606	19.479922	25.20%	562,001	2007
	14.769421	15.559606	5.35%	489,828	2006
	14.161509	14.769421	4.29%	468,492	2005
	13.892476	14.161509	1.94%	430,073	2004
	10.000000	13.892476	38.92%	133,332	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.037441	11.355411	2.88%	3,269,397	2007
	10.721986	11.037441	2.94%	1,779,854	2006
	10.644691	10.721986	0.73%	1,036,325	2005
	10.335483	10.644691	2.99%	651,511	2004
	10.000000	10.335483	3.35%	176,651	2003*

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.971128	26.188192	14.00%	1,180,821	2007
	20.673509	22.971128	11.11%	1,029,551	2006
	17.720724	20.673509	16.66%	868,183	2005
	14.380974	17.720724	23.22%	478,654	2004
	10.000000	14.380974	43.81%	107,627	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.722492	26.289867	15.70%	96,312	2007
	19.517361	22.722492	16.42%	113,764	2006
	16.621745	19.517361	17.42%	122,563	2005
	14.839398	16.621745	12.01%	148,401	2004
	10.000000	14.839398	48.39%	92,885	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	15.102611	17.474744	15.71%	624,804	2007
	12.967855	15.102611	16.46%	587,767	2006
	11.047743	12.967855	17.38%	499,372	2005
	10.000000	11.047743	10.48%	270,416	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.808314	22.729091	4.22%	146,166	2007
	19.017044	21.808314	14.68%	170,881	2006
	18.781893	19.017044	1.25%	171,869	2005
	16.690522	18.781893	12.53%	187,641	2004
	10.000000	16.690522	66.91%	59,172	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.130667	11.415294	2.56%	840,340	2007
	10.000000	11.130667	11.31%	256,319	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	17.168132	16.513537	-3.81%	713,100	2007
	14.828269	17.168132	15.78%	821,135	2006
	14.503361	14.828269	2.24%	832,100	2005
	13.218232	14.503361	9.72%	699,061	2004
	10.000000	13.218232	32.18%	193,813	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.973252	21.202291	-3.51%	425,377	2007
	19.001500	21.973252	15.64%	379,010	2006
	17.672605	19.001500	7.52%	320,450	2005
	14.447416	17.672605	22.32%	175,554	2004
	10.000000	14.447416	44.47%	39,026	2003*

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.098968	20.479456	27.21%	328,443	2007
	12.706625	16.098968	26.70%	198,687	2006
	10.000000	12.706625	27.07%	85,210	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	21.149341	24.136152	14.12%	73,308	2007
	17.616721	21.149341	20.05%	82,138	2006
	16.176154	17.616721	8.91%	97,493	2005
	13.806194	16.176154	17.17%	110,116	2004
	10.000000	13.806194	38.06%	61,646	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	15.080228	17.208279	14.11%	1,414,038	2007
	12.559684	15.080228	20.07%	832,198	2006
	11.536447	12.559684	8.87%	358,393	2005
	10.000000	11.536447	15.36%	147,886	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.938098	12.004450	9.75%	539,482	2007
	9.805659	10.938098	11.55%	247,672	2006
	10.000000	9.805659	-1.94%	66,770	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.383232	15.679494	9.01%	103,316	2007
	13.177656	14.383232	9.15%	121,807	2006
	12.381972	13.177656	6.43%	133,233	2005
	11.566752	12.381972	7.05%	136,098	2004
	10.000000	11.566752	15.67%	65,621	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.499988	23.634716	35.06%	228,496	2007
	16.224004	17.499988	7.86%	87,928	2006
	14.581300	16.224004	11.27%	74,728	2005
	12.504147	14.581300	16.61%	72,444	2004
	10.000000	12.504147	25.04%	41,889	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.017537	17.852292	4.91%	35,856	2007
	15.541326	17.017537	9.50%	14,804	2006
	14.174825	15.541326	9.64%	18,206	2005
	12.207678	14.174825	16.11%	15,055	2004
	10.000000	12.207678	22.08%	3,327	2003*

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	32.037740	40.540238	26.54%	22,982	2007
	22.102874	32.037740	44.95%	23,384	2006
	16.946477	22.102874	30.43%	30,077	2005
	14.444423	16.946477	17.32%	33,289	2004
	10.000000	14.444423	44.44%	24,758	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.591304	27.333053	26.59%	730,157	2007
	14.889076	21.591304	45.01%	401,043	2006
	11.408889	14.889076	30.50%	50,241	2005
	10.000000	11.408889	14.09%	28,162	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.387234	10.757043	3.56%	2,504,771	2007
	10.084028	10.387234	3.01%	1,478,431	2006
	10.055878	10.084028	0.28%	570,036	2005
	10.094213	10.055878	-0.38%	485,480	2004
	10.000000	10.094213	0.94%	112,130	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.908348	16.360596	9.74%	103,225	2007
	14.054703	14.908348	6.07%	132,889	2006
	13.641189	14.054703	3.03%	166,557	2005
	12.662180	13.641189	7.73%	139,008	2004
	10.000000	12.662180	26.62%	28,924	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.718319	19.906881	6.35%	466,946	2007
	15.713331	18.718319	19.12%	320,410	2006
	14.930108	15.713331	5.25%	165,952	2005
	13.153700	14.930108	13.51%	86,111	2004
	10.000000	13.153700	31.54%	25,072	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.918034	15.815002	-0.65%	36,769	2007
	15.299187	15.918034	4.04%	42,814	2006
	15.040887	15.299187	1.72%	37,998	2005
	13.600525	15.040887	10.59%	28,564	2004
	10.000000	13.600525	36.01%	2,999	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.230346	14.517782	2.02%	1,647,325	2007
	11.660586	14.230346	22.04%	926,211	2006
	10.000000	11.660586	16.61%	84,376	2005*

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	18.363547	22.180552	20.79%	90,165	2007
	16.228316	18.363547	13.16%	89,536	2006
	14.473577	16.228316	12.12%	95,409	2005
	12.618652	14.473577	14.70%	99,296	2004
	10.000000	12.618652	26.19%	61,575	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.691270	12.927571	1.86%	155,999	2007
	11.572994	12.691270	9.66%	125,728	2006
	10.000000	11.572994	15.73%	40,065	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.325586	17.365394	6.37%	2,345,229	2007
	14.524712	16.325586	12.40%	1,213,195	2006
	13.750324	14.524712	5.63%	258,626	2005
	12.279585	13.750324	11.98%	89,616	2004
	10.000000	12.279585	22.80%	21,645	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.476339	10.991163	4.91%	3,950,919	2007
	10.000000	10.476339	4.76%	1,564,890	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.458382	10.645730	1.79%	827,288	2007
	10.000000	10.458382	4.58%	268,429	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.759272	12.162544	13.04%	528,205	2007
	10.000000	10.759272	7.59%	257,005	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.285224	11.375941	10.60%	1,028,580	2007
	10.000000	10.285224	2.85%	434,227	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.816107	-1.84%	212,179	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.412770	14.692698	1.94%	149,392	2007
	13.182227	14.412770	9.33%	199,272	2006
	13.025117	13.182227	1.21%	272,035	2005
	11.968242	13.025117	8.83%	361,045	2004
	10.000000	11.968242	19.68%	155,096	2003*

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.436266	11.662156	1.98%	805,730	2007
	10.460288	11.436266	9.33%	564,699	2006
	10.000000	10.460288	4.60%	291,953	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	35.146754	50.440300	43.51%	39,578	2007
	26.082562	35.146754	34.75%	47,163	2006
	19.938759	26.082562	30.81%	65,312	2005
	16.747920	19.938759	19.05%	71,796	2004
	10.000000	16.747920	67.48%	40,038	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.803597	29.909118	43.77%	763,480	2007
	15.411174	20.803597	34.99%	536,439	2006
	11.767045	15.411174	30.97%	385,207	2005
	10.000000	11.767045	17.67%	124,672	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.774262	27.026730	18.67%	5,297	2007
	16.776135	22.774262	35.75%	8,442	2006
	15.981879	16.776135	4.97%	10,924	2005
	12.479260	15.981879	28.07%	12,734	2004
	10.000000	12.479260	24.79%	10,819	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	22.181982	21.616170	-2.55%	13,810	2007
	18.686302	22.181982	18.71%	18,587	2006
	17.062657	18.686302	9.52%	19,763	2005
	14.293379	17.062657	19.37%	25,149	2004
	10.000000	14.293379	42.93%	21,126	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.747750	11.383970	5.92%	3,503,328	2007
	10.520907	10.747750	2.16%	2,231,883	2006
	10.306612	10.520907	2.08%	1,334,956	2005
	10.097116	10.306612	2.07%	712,630	2004
	10.000000	10.097116	0.97%	329,385	2003*

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.997079	17.855763	11.62%	16,619	2007
	15.798176	15.997079	1.26%	21,391	2006
	14.771979	15.798176	6.95%	23,831	2005
	13.892828	14.771979	6.33%	32,843	2004
	10.000000	13.892828	38.93%	24,254	2003*

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.689855	11.937422	11.67%	243,540	2007
	10.558632	10.689855	1.24%	224,327	2006
	9.868478	10.558632	6.99%	137,740	2005
	10.000000	9.868478	-1.32%	85,049	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.879072	11.762888	8.12%	97,679	2007
	10.000000	10.879072	8.79%	33,395	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.952305	12.449849	4.16%	803,008	2007
	11.388958	11.952305	4.95%	705,204	2006
	11.152306	11.388958	2.12%	694,486	2005
	10.780499	11.152306	3.45%	655,198	2004
	10.000000	10.780499	7.80%	149,166	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	13.484310	14.109371	4.64%	2,439,953	2007
	12.581077	13.484310	7.18%	2,233,929	2006
	12.180624	12.581077	3.29%	1,646,247	2005
	11.499098	12.180624	5.93%	1,146,257	2004
	10.000000	11.499098	14.99%	354,433	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	15.226962	15.902704	4.44%	5,727,126	2007
	13.833145	15.226962	10.08%	4,770,625	2006
	13.283730	13.833145	4.14%	3,462,681	2005
	12.268354	13.283730	8.28%	2,513,843	2004
	10.000000	12.268354	22.68%	573,509	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	17.406379	18.263302	4.92%	5,268,304	2007
	15.372992	17.406379	13.23%	3,539,345	2006
	14.524167	15.372992	5.84%	1,906,531	2005
	13.107980	14.524167	10.80%	1,173,760	2004
	10.000000	13.107980	31.08%	283,228	2003*

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	19.146442	20.052686	4.73%	792,261	2007
	16.572991	19.146442	15.53%	715,041	2006
	15.533235	16.572991	6.69%	515,861	2005
	13.780963	15.533235	12.72%	336,284	2004
	10.000000	13.780963	37.81%	123,566	2003*

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.858186	18.117865	7.47%	1,328,911	2007
	15.553626	16.858186	8.39%	688,672	2006
	14.355939	15.553626	8.34%	288,890	2005
	12.605357	14.355939	13.89%	169,935	2004
	10.000000	12.605357	26.05%	39,901	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.793057	21.043186	6.32%	473,365	2007
	18.220786	19.793057	8.63%	452,505	2006
	16.442762	18.220786	10.81%	418,602	2005
	14.372884	16.442762	14.40%	318,466	2004
	10.000000	14.372884	43.73%	115,668	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	10.397563	10.769904	3.58%	3,251,176	2007
	10.062340	10.397563	3.33%	2,014,139	2006
	9.914556	10.062340	1.49%	1,511,481	2005
	9.949175	9.914556	-0.35%	876,288	2004
	10.000000	9.949175	-0.51%	396,345	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.878393	22.211152	1.52%	26,122	2007
	18.081550	21.878393	21.00%	28,702	2006
	16.362769	18.081550	10.50%	32,400	2005
	13.794301	16.362769	18.62%	40,181	2004
	10.000000	13.794301	37.94%	10,359	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	15.377993	15.610335	1.51%	1,611,321	2007
	12.708823	15.377993	21.00%	975,898	2006
	11.499254	12.708823	10.52%	497,730	2005
	10.000000	11.499254	14.99%	124,947	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.739290	18.117657	8.23%	238,615	2007
	16.442630	16.739290	1.80%	214,800	2006
	15.439101	16.442630	6.50%	193,249	2005
	13.801295	15.439101	11.87%	117,529	2004
	10.000000	13.801295	38.01%	57,049	2003*

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	22.830704	20.935362	-8.30%	271,094	2007
	19.723493	22.830704	15.75%	323,654	2006
	19.412385	19.723493	1.60%	318,761	2005
	16.785277	19.412385	15.65%	289,367	2004
	10.000000	16.785277	67.85%	97,297	2003*

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	21.130800	21.282196	0.72%	706,123	2007
	19.128034	21.130800	10.47%	665,832	2006
	17.275766	19.128034	10.72%	487,665	2005
	14.713013	17.275766	17.42%	311,577	2004
	10.000000	14.713013	47.13%	94,105	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.928560	18.053627	6.65%	1,889,754	2007
	15.101256	16.928560	12.10%	1,038,251	2006
	14.271744	15.101256	5.81%	310,135	2005
	13.181105	14.271744	8.27%	190,101	2004
	10.000000	13.181105	31.81%	48,074	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.933436	20.085219	18.61%	16,765	2007
	15.477375	16.933436	9.41%	17,093	2006
	15.779251	15.477375	-1.91%	19,862	2005
	15.344055	15.779251	2.84%	29,391	2004
	10.000000	15.344055	53.44%	20,639	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.730431	13.902942	18.52%	188,971	2007
	10.671538	11.730431	9.92%	117,563	2006
	10.879668	10.671538	-1.91%	89,112	2005
	10.000000	10.879668	8.80%	34,071	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	18.035986	21.770321	20.70%	143,729	2007
	18.337868	18.035986	-1.65%	154,606	2006
	16.607640	18.337868	10.42%	144,181	2005
	14.987495	16.607640	10.81%	115,867	2004
	10.000000	14.987495	49.87%	34,066	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.577828	17.884339	-3.73%	1,386,846	2007
	16.262888	18.577828	14.23%	824,740	2006
	15.826204	16.262888	2.76%	264,404	2005
	13.674044	15.826204	15.74%	159,001	2004
	10.000000	13.674044	36.74%	61,312	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.078610	12.491118	3.42%	500,099	2007
	11.654865	12.078610	3.64%	449,896	2006
	11.538532	11.654865	1.01%	334,075	2005
	10.956856	11.538532	5.31%	229,701	2004
	10.000000	10.956856	9.57%	100,113	2003*

91

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.927000	17.924682	12.54%	593,771	2007
	14.962433	15.927000	6.45%	583,476	2006
	14.434172	14.962433	3.66%	594,371	2005
	13.695987	14.434172	5.39%	478,117	2004
	10.000000	13.695987	36.96%	120,291	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.116328	15.846799	4.83%	1,344,546	2007
	13.025388	15.116328	16.05%	1,273,427	2006
	11.553527	13.025388	12.74%	987,026	2005
	10.000000	11.553527	15.54%	466,348	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.343167	24.476392	4.85%	150,784	2007
	20.120354	23.343167	16.02%	172,727	2006
	17.844773	20.120354	12.75%	211,596	2005
	15.185545	17.844773	17.51%	242,171	2004
	10.000000	15.185545	51.86%	186,308	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.574573	-4.25%	190,780	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	14.207523	13.977407	-1.62%	258,318	2007
	13.158348	14.207523	7.97%	403,644	2006
	13.049343	13.158348	0.84%	350,610	2005
	12.141015	13.049343	7.48%	281,318	2004
	10.000000	12.141015	21.41%	116,142	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.828784	17.324795	2.95%	1,891,295	2007
	14.834684	16.828784	13.44%	1,276,271	2006
	14.192053	14.834684	4.53%	452,235	2005
	13.154162	14.192053	7.89%	329,525	2004
	10.000000	13.154162	31.54%	112,730	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.955079	21.399140	-2.53%	578,424	2007
	19.370473	21.955079	13.34%	351,760	2006
	17.860093	19.370473	8.46%	156,250	2005
	15.160168	17.860093	17.81%	103,610	2004
	10.000000	15.160168	51.60%	43,116	2003*

92

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	16.140864	14.990773	-7.13%	58,556	2007
	14.086781	16.140864	14.58%	66,135	2006
	13.542179	14.086781	4.02%	72,490	2005
	12.329674	13.542179	9.83%	56,134	2004
	10.000000	12.329674	23.30%	11,688	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.426997	21.880176	7.11%	10,986	2007
	16.179193	20.426997	26.25%	11,314	2006
	14.587540	16.179193	10.91%	11,716	2005
	12.700361	14.587540	14.86%	13,105	2004
	10.000000	12.700361	27.00%	20,884	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.299138	13.871050	4.30%	17,712	2007
	12.759864	13.299138	4.23%	20,882	2006
	12.212644	12.759864	4.48%	32,119	2005
	11.762739	12.212644	3.82%	28,723	2004
	10.000000	11.762739	17.63%	19,297	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.135271	13.493029	11.19%	1,009,456	2007
	11.228572	12.135271	8.07%	260,999	2006
	10.000000	11.228572	12.29%	95,444	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.380437	12.608058	1.84%	560,894	2007
	10.555654	12.380437	17.29%	400,650	2006
	10.000000	10.555654	5.56%	181,073	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.335073	10.749617	4.01%	248,512	2007
	10.050393	10.335073	2.83%	144,007	2006
	10.000000	10.050393	0.50%	30,215	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.969146	11.408108	4.00%	1,696,298	2007
	10.714855	10.969146	2.37%	744,453	2006
	10.428901	10.714855	2.74%	167,141	2005
	10.137329	10.428901	2.88%	79,594	2004
	10.000000	10.137329	1.37%	5,050	2003*

93

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.685601	17.547321	5.16%	21,398	2007
	15.233456	16.685601	9.53%	25,296	2006
	13.742442	15.233456	10.85%	29,845	2005
	12.629396	13.742442	8.81%	45,100	2004
	10.000000	12.629396	26.29%	31,015	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	28.643765	23.422129	-18.23%	773,655	2007
	21.047666	28.643765	36.09%	816,919	2006
	18.236920	21.047666	15.41%	628,344	2005
	13.558296	18.236920	34.51%	459,432	2004
	10.000000	13.558296	35.58%	143,682	2003*

94

Additional Contract Options Elected (Total 3.05%)
(Variable account charges of 3.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.358119	15.090172	-1.74%	0	2007
	14.024896	15.358119	9.51%	0	2006
	13.720077	14.024896	2.22%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.527515	14.651222	8.31%	0	2007
	13.155023	13.527515	2.83%	0	2006
	12.495677	13.155023	5.28%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.982332	18.197992	7.16%	0	2007
	15.065938	16.982332	12.72%	0	2006
	14.220731	15.065938	5.94%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.090430	15.338682	1.65%	0	2007
	13.304149	15.090430	13.43%	0	2006
	13.118507	13.304149	1.42%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.813803	17.531282	-1.59%	0	2007
	16.087833	17.813803	10.73%	0	2006
	15.560477	16.087833	3.39%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.303510	14.769865	-3.49%	0	2007
	13.511680	15.303510	13.26%	0	2006
	13.333169	13.511680	1.34%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	18.379946	21.008930	14.30%	0	2007
	15.196390	18.379946	20.95%	0	2006
	13.856840	15.196390	9.67%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.759736	16.868330	14.29%	0	2007
	12.191358	14.759736	21.07%	0	2006
	11.129815	12.191358	9.54%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.912730	12.213112	-5.42%	0	2007
	11.077248	12.912730	16.57%	0	2006
	10.000000	11.077248	10.77%	0	2005*

95

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.571290	13.554359	17.14%	0	2007
	12.353008	11.571290	-6.33%	0	2006
	12.493754	12.353008	-1.13%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.888380	14.583412	-8.21%	0	2007
	13.832637	15.888380	14.86%	0	2006
	13.605989	13.832637	1.67%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.847465	16.024301	35.26%	0	2007
	11.223169	11.847465	5.56%	0	2006
	10.000000	11.223169	12.23%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.187497	10.812665	6.14%	0	2007
	10.342924	10.187497	-1.50%	0	2006
	10.503268	10.342924	-1.53%	0	2005*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.054903	17.386493	-3.70%	0	2007
	16.275820	18.054903	10.93%	0	2006
	15.653891	16.275820	3.97%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.506479	14.763534	1.77%	0	2007
	12.986721	14.506479	11.70%	0	2006
	12.825416	12.986721	1.26%	0	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.358262	13.835890	3.58%	0	2007
	11.855702	13.358262	12.67%	0	2006
	11.743997	11.855702	0.95%	0	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.953202	11.999483	-14.00%	0	2007
	13.901582	13.953202	0.37%	0	2006
	13.582835	13.901582	2.35%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.003107	13.108608	-12.63%	0	2007
	13.283879	15.003107	12.94%	0	2006
	13.076013	13.283879	1.59%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.570975	14.423202	6.28%	0	2007
	12.088782	13.570975	12.26%	0	2006
	12.260146	12.088782	-1.40%	0	2005

96

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.183977	9.725020	-4.51%	0	2007
	10.000000	10.183977	1.84%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.726857	19.019611	13.71%	0	2007
	15.481705	16.726857	8.04%	0	2006
	13.688404	15.481705	13.10%	0	2005

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.970489	21.134907	41.18%	0	2007
	13.240214	14.970489	13.07%	0	2006
	10.000000	13.240214	32.40%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.975986	15.683117	-1.83%	0	2007
	13.738980	15.975986	16.28%	0	2006
	13.422219	13.738980	2.36%	0	2005

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.237539	11.810449	5.10%	0	2007
	10.576779	11.237539	6.25%	0	2006
	10.000000	10.576779	5.77%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.783983	12.561210	6.60%	0	2007
	10.880107	11.783983	8.31%	0	2006
	10.000000	10.880107	8.80%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.138037	13.069574	7.67%	0	2007
	11.085983	12.138037	9.49%	0	2006
	10.000000	11.085983	10.86%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.016709	15.981601	22.78%	0	2007
	12.597190	13.016709	3.33%	0	2006
	12.314666	12.597190	2.29%	0	2005

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.071106	10.161039	0.89%	0	2007
	9.974452	10.071106	0.97%	0	2006
	10.096081	9.974452	-1.20%	0	2005

97

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.767909	23.218920	11.80%	0	2007
	19.055946	20.767909	8.98%	0	2006
	16.653163	19.055946	14.43%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.714557	23.503625	13.46%	0	2007
	18.140323	20.714557	14.19%	0	2006
	15.750728	18.140323	15.17%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.344150	16.276482	13.47%	0	2007
	12.557266	14.344150	14.23%	0	2006
	10.906865	12.557266	15.13%	0	2005

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.029113	18.427187	2.21%	0	2007
	16.028731	18.029113	12.48%	0	2006
	16.139789	16.028731	-0.69%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.988416	11.051660	0.58%	0	2007
	10.000000	10.988416	9.88%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.747256	13.910765	-5.67%	0	2007
	12.986180	14.747256	13.56%	0	2006
	12.949799	12.986180	0.28%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.748659	17.741053	-5.37%	0	2007
	16.529818	18.748659	13.42%	0	2006
	15.674053	16.529818	5.46%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	18.759067	20.994728	11.92%	0	2007
	15.930952	18.759067	17.75%	0	2006
	14.914014	15.930952	6.82%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.759067	20.994728	11.92%	0	2007
	15.930952	18.759067	17.75%	0	2006
	14.914014	15.930952	6.82%	0	2005

98

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.322911	16.028322	11.91%	0	2007
	12.161980	14.322911	17.77%	0	2006
	11.389395	12.161980	6.78%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.591300	11.399279	7.63%	0	2007
	9.680244	10.591300	9.41%	0	2006
	10.000000	9.680244	-3.20%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.784697	12.677263	7.06%	0	2007
	11.841643	12.784697	7.96%	0	2006
	11.344015	11.841643	4.39%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.225548	20.165846	32.45%	0	2007
	14.391319	15.225548	5.80%	0	2006
	13.186795	14.391319	9.13%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.873189	15.850472	7.40%	0	2007
	14.758334	15.873189	7.55%	0	2006
	13.723602	14.758334	7.54%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	28.137209	28.070258	42.17%	0	2007
	19.743894	28.137209	42.51%	0	2006
	15.433291	19.743894	27.93%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.565041	20.507389	42.24%	0	2007
	14.417797	20.565041	42.64%	0	2006
	11.263410	14.417797	28.01%	0	2005

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.605668	9.755445	1.56%	0	2007
	9.507505	9.605668	1.03%	0	2006
	9.666257	9.507505	-1.64%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.602420	13.562824	7.62%	0	2007
	12.113033	12.602420	4.04%	0	2006
	11.986346	12.113033	1.06%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.240234	16.937731	4.29%	0	2007
	13.899376	16.240234	16.84%	0	2006
	13.464569	13.899376	3.23%	0	2005

99

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.638474	13.288243	-2.57%	0	2007
	13.364553	13.638474	2.05%	0	2006
	13.395567	13.364553	-0.23%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.659335	13.779382	19.70%	0	2007
	11.511655	13.659335	18.66%	0	2006
	10.000000	11.511655	15.12%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	16.994375	20.130277	18.45%	0	2007
	15.311903	16.994375	10.99%	0	2006
	13.922966	15.311903	9.98%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.289015	12.275775	-0.11%	0	2007
	11.425204	12.289015	7.56%	0	2006
	10.000000	11.425204	14.25%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.205838	15.861781	4.31%	0	2007
	13.792806	15.205838	10.24%	0	2006
	13.312530	13.792806	3.61%	0	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.342374	10.640935	2.89%	0	2007
	10.000000	10.342374	3.42%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.324698	10.306582	-0.18%	0	2007
	10.000000	10.324698	3.25%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.621720	11.775087	10.86%	0	2007
	10.000000	10.621720	6.22%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.153665	11.013395	8.47%	0	2007
	10.000000	10.153665	1.54%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.689551	-3.10%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.375547	12.372142	-0.03%	0	2007
	11.540060	12.375547	7.24%	0	2006
	11.625358	11.540060	-0.73%	0	2005

100

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.073758	11.074307	0.00%	0	2007
	10.326583	11.073758	7.24%	0	2006
	10.000000	10.326583	3.27%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	31.152959	43.845668	40.74%	0	2007
	23.570360	31.152959	32.17%	0	2006
	18.369962	23.570360	28.31%	0	2005

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	19.759136	27.859163	40.99%	0	2007
	14.923387	19.759136	32.40%	0	2006
	11.616994	14.923387	28.46%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	13.374762	14.640356	9.46%	0	2007
	13.466713	13.374762	-0.68%	0	2006
	12.838026	13.466713	4.90%	0	2005

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	19.239230	18.386045	-4.43%	0	2007
	16.523940	19.239230	16.43%	0	2006
	15.382919	16.523940	7.42%	0	2005

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.892799	10.275983	3.87%	0	2007
	9.873261	9.892799	0.20%	0	2006
	9.861171	9.873261	0.12%	0	2005

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	13.374762	14.640356	9.46%	0	2007
	13.466713	13.374762	-0.68%	0	2006
	12.838026	13.466713	4.90%	0	2005

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.152683	11.118531	9.51%	0	2007
	10.224123	10.152683	-0.70%	0	2006
	9.742565	10.224123	4.94%	0	2005

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.739954	11.388059	6.03%	0	2007
	10.000000	10.739954	7.40%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	10.873756	11.107544	2.15%	0	2007
	10.563712	10.873756	2.93%	0	2006
	10.546352	10.563712	0.16%	0	2005

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	12.065080	12.380422	2.61%	0	2007
	11.476876	12.065080	5.13%	0	2006
	11.328687	11.476876	1.31%	0	2005

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	13.423110	13.747919	2.42%	0	2007
	12.432684	13.423110	7.97%	0	2006
	12.172148	12.432684	2.14%	0	2005

101

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	15.141442	15.579862	2.90%	0	2007
	13.633921	15.141442	11.06%	0	2006
	13.132773	13.633921	3.82%	0	2005

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	16.449446	16.895100	2.71%	0	2007
	14.516696	16.449446	13.31%	0	2006
	13.871742	14.516696	4.65%	0	2005

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	15.701801	16.548942	5.40%	0	2007
	14.769913	15.701801	6.31%	0	2006
	13.898852	14.769913	6.27%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	16.798370	17.514227	4.26%	0	2007
	15.766228	16.798370	6.55%	0	2006
	14.505585	15.766228	8.69%	0	2005

NVIT NVIT Money Market Fund - Class I - Q/NQ	9.637806	9.790017	1.58%	0	2007
	9.509364	9.637806	1.35%	0	2006
	9.552817	9.509364	-0.45%	0	2005

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	20.378104	20.288096	-0.44%	0	2007
	17.170621	20.378104	18.68%	0	2006
	15.842009	17.170621	8.39%	0	2005

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	14.605732	14.539785	-0.45%	0	2007
	12.306414	14.605732	18.68%	0	2006
	11.352698	12.306414	8.40%	0	2005

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	14.132992	15.001153	6.14%	0	2007
	14.153989	14.132992	-0.15%	0	2006
	13.549656	14.153989	4.46%	0	2005

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	18.775958	16.884236	-10.08%	0	2007
	16.537581	18.775958	13.54%	0	2006
	16.594702	16.537581	-0.34%	0	2005

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	17.964765	17.743703	-1.23%	0	2007
	16.579922	17.964765	8.35%	0	2006
	15.266837	16.579922	8.60%	0	2005

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.433162	15.094942	4.59%	0	2007
	13.126787	14.433162	9.95%	0	2006

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	14.264644	16.592782	16.32%	0	2007
	13.292904	14.264644	7.31%	0	2006
	13.817029	13.292904	-3.79%	0	2005

102

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.141111	12.949379	16.23%	0	2007
	10.333516	11.141111	7.82%	0	2006
	10.740957	10.333516	-3.79%	0	2005

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	14.883522	17.618087	18.37%	0	2007
	15.428523	14.883522	-3.53%	0	2006
	14.245745	15.428523	8.30%	0	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.894059	15.005003	-5.59%	0	2007
	14.185389	15.894059	12.05%	0	2006
	14.074206	14.185389	0.79%	0	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.832059	10.985576	1.42%	0	2007
	10.656287	10.832059	1.65%	0	2006
	10.756090	10.656287	-0.93%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	13.359581	14.744719	10.37%	0	2007
	12.795820	13.359581	4.41%	0	2006
	12.585214	12.795820	1.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.357210	14.760126	2.81%	0	2007
	12.612994	14.357210	13.83%	0	2006
	11.406251	12.612994	10.58%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.287724	20.861501	2.83%	0	2007
	17.828423	20.287724	13.79%	0	2006
	16.120891	17.828423	10.59%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.451116	-5.49%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.082741	11.657298	-3.52%	0	2007
	11.409132	12.082741	5.90%	0	2006
	11.535765	11.409132	-1.10%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	14.440366	14.578687	0.96%	0	2007
	12.977969	14.440366	11.27%	0	2006
	12.658320	12.977969	2.53%	0	2005

103

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	18.529530	17.711200	-4.42%	0	2007
	16.667678	18.529530	11.17%	0	2006
	15.668160	16.667678	6.38%	0	2005

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.033833	13.692654	-8.92%	0	2007
	13.376958	15.033833	12.39%	0	2006
	13.111050	13.376958	2.03%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.026074	19.985747	5.04%	0	2007
	15.363941	19.026074	23.84%	0	2006
	14.123153	15.363941	8.79%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.386836	12.669821	2.28%	0	2007
	12.116873	12.386836	2.23%	0	2006
	11.823804	12.116873	2.48%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.750589	12.812861	9.04%	0	2007
	11.085119	11.750589	6.00%	0	2006
	10.000000	11.085119	10.85%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.988033	11.972501	-0.13%	0	2007
	10.420765	11.988033	15.04%	0	2006
	10.000000	10.420765	4.21%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.007353	10.207598	2.00%	0	2007
	9.921892	10.007353	0.86%	0	2006
	10.000000	9.921892	-0.78%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.216391	10.419936	1.99%	0	2007
	10.174578	10.216391	0.41%	0	2006
	10.096572	10.174578	0.77%	0	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.441312	15.925008	3.13%	0	2007
	14.372918	15.441312	7.43%	0	2006
	13.219470	14.372918	8.73%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.509145	21.257414	-19.81%	0	2007
	19.859297	26.509145	33.48%	0	2006
	17.543336	19.859297	13.20%	0	2005

104

Appendix C: Contract Types and Tax Information

Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA Endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

105

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA rollover and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's Roth IRA Endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Final 403(b) Regulations were issued by the Internal Revenue Service that impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

106

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a)  of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

107

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a ratio which is the contract owner’s investment in the contract, divided by the expected return on

108

the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

GMWB Rider.  Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:

The greater of:

1. (a) minus (c) or

2. (b) minus (c),

where (a) is your account value immediately before the distribution, (b) is your Guaranteed Lifetime Amount immediately before the distribution, and (c) is the remaining investment in the Contract.

In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible. If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

109

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

110

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

111

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

112

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

113

sai.htm

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2008
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2008.  The prospectus may be obtained from Nationwide Life Insurance Company by writing: 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of its common stock is held by Nationwide Mutual Insurance Company (“NMIC”) (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  On March 10, 2008, NFS announced that it received an offer from Nationwide Mutual, Nationwide Mutual Fire and Nationwide Corporation to acquire by merger all of NFS’ outstanding publicly held shares of Class A common stock for $47.20 per share in cash.  NFS’ board of directors has appointed a special committee of the board, comprised entirely of independent, non-affiliated directors, to consider the proposal. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2007.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.50% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2007 consolidated financial statements and schedules of Nationwide Life Insurance Company contains an explanatory paragraph that states that Nationwide Life Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2007, 2006 and 2005, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.973043	18.007521	0.19%	323,721	2007
	16.098259	17.973043	11.65%	316,205	2006
	15.446570	16.098259	4.22%	290,083	2005
	14.098166	15.446570	9.56%	243,151	2004
	10.000000	14.098166	40.98%	64,520	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.841438	17.495452	10.44%	120,103	2007
	15.109879	15.841438	4.84%	120,996	2006
	14.077552	15.109879	7.33%	94,454	2005
	13.393156	14.077552	5.11%	91,308	2004
	10.000000	13.393156	33.93%	27,866	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.796443	21.631595	9.27%	153,993	2007
	17.225829	19.796443	14.92%	141,093	2006
	15.947910	17.225829	8.01%	144,563	2005
	13.996305	15.947910	13.94%	100,484	2004
	10.000000	13.996305	39.96%	30,935	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	18.032753	18.690560	3.65%	124,086	2007
	15.593547	18.032753	15.64%	145,120	2006
	15.081312	15.593547	3.40%	156,820	2005
	13.717395	15.081312	9.94%	164,029	2004
	10.000000	13.717395	37.17%	101,964	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.766243	20.839679	0.35%	40,716	2007
	18.394800	20.766243	12.89%	39,881	2006
	17.450976	18.394800	5.41%	45,154	2005
	14.826000	17.450976	17.71%	44,343	2004
	10.000000	14.826000	48.26%	24,182	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.918223	17.634281	-1.58%	99,805	2007
	15.517116	17.918223	15.47%	120,140	2006
	15.018694	15.517116	3.32%	131,582	2005
	13.496328	15.018694	11.28%	133,785	2004
	10.000000	13.496328	34.96%	81,948	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	20.353618	23.723174	16.56%	30,130	2007
	16.505744	20.353618	23.31%	33,570	2006
	14.762394	16.505744	11.81%	40,057	2005
	13.011651	14.762394	13.46%	49,403	2004
	10.000000	13.011651	30.12%	31,252	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.540229	18.110185	16.54%	169,093	2007
	12.590084	15.540229	23.43%	128,771	2006
	11.273569	12.590084	11.68%	134,925	2005
	10.000000	11.273569	12.74%	94,059	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.335329	12.861436	-3.55%	295,694	2007
	11.220590	13.335329	18.85%	195,054	2006
	10.000000	11.220590	12.21%	61,314	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.750958	16.424854	19.45%	109,969	2007
	14.398398	13.750958	-4.50%	92,927	2006
	14.283382	14.398398	0.81%	98,045	2005
	13.065891	14.283382	9.32%	73,699	2004
	10.000000	13.065891	30.66%	21,518	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.659394	17.464450	-6.40%	932,318	2007
	15.933872	18.659394	17.11%	885,969	2006
	15.372492	15.933872	3.65%	689,705	2005
	13.620680	15.372492	12.86%	434,397	2004
	10.000000	13.620680	36.21%	154,081	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.235319	16.874647	37.92%	247,384	2007
	11.368307	12.235319	7.63%	21,360	2006
	10.000000	11.368307	13.68%	11,530	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.008718	11.914534	8.23%	635,444	2007
	10.962430	11.008718	0.42%	643,393	2006
	10.918983	10.962430	0.40%	590,851	2005
	10.439405	10.918983	4.59%	408,800	2004
	10.000000	10.439405	4.39%	96,256	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	21.088094	20.707767	-1.80%	305,465	2007
	18.645717	21.088094	13.10%	299,623	2006
	17.589721	18.645717	6.00%	261,618	2005
	14.599264	17.589721	20.48%	205,644	2004
	10.000000	14.599264	45.99%	84,131	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.103366	17.749446	3.78%	1,423,763	2007
	15.018123	17.103366	13.88%	1,348,855	2006
	14.547372	15.018123	3.24%	1,161,368	2005
	13.336012	14.547372	9.08%	969,281	2004
	10.000000	13.336012	33.36%	332,503	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.560255	16.434209	5.62%	200,944	2007
	13.545393	15.560255	14.87%	239,915	2006
	13.160630	13.545393	2.92%	289,432	2005
	12.704382	13.160630	3.59%	249,005	2004
	10.000000	12.704382	27.04%	60,268	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	16.198118	14.204831	-12.31%	61,073	2007
	15.828751	16.198118	2.33%	64,050	2006
	15.169524	15.828751	4.35%	70,047	2005
	13.819561	15.169524	9.77%	73,052	2004
	10.000000	13.819561	38.20%	25,456	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	17.233521	15.354245	-10.90%	10,852	2007
	14.966335	17.233521	15.15%	10,770	2006
	14.449822	14.966335	3.57%	10,545	2005
	13.349573	14.449822	8.24%	10,210	2004
	10.000000	13.349573	33.50%	4,748	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.832465	17.158258	8.37%	23,108	2007
	13.833020	15.832465	14.45%	27,918	2006
	13.760220	13.833020	0.53%	31,051	2005
	12.996293	13.760220	5.88%	31,363	2004
	10.000000	12.996293	29.96%	14,823	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.315860	10.045182	-2.62%	7,427	2007
	10.000000	10.315860	3.16%	3,225	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.764091	11.186532	3.92%	623,061	2007
	10.478252	10.764091	2.73%	596,446	2006
	10.496221	10.478252	-0.17%	708,118	2005
	10.277156	10.496221	2.13%	594,134	2004
	10.000000	10.277156	2.77%	288,900	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.386149	22.477610	15.95%	2,670,116	2007
	17.599157	19.386149	10.15%	2,354,969	2006
	15.262532	17.599157	15.31%	1,811,192	2005
	13.407582	15.262532	13.84%	978,516	2004
	10.000000	13.407582	34.08%	261,613	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.460332	22.256534	43.96%	617,637	2007
	13.411310	15.460332	15.28%	420,020	2006
	10.000000	13.411310	34.11%	193,188	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.705230	18.724223	0.10%	1,523,613	2007
	15.777855	18.705230	18.55%	1,452,988	2006
	15.118716	15.777855	4.36%	1,288,092	2005
	13.749992	15.118716	9.95%	1,006,068	2004
	10.000000	13.749992	37.50%	319,464	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.605434	12.437405	7.17%	227,996	2007
	10.713685	11.605434	8.32%	70,524	2006
	10.000000	10.713685	7.14%	26,890	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.169729	13.227994	8.70%	382,153	2007
	11.020914	12.169729	10.42%	103,174	2006
	10.000000	11.020914	10.21%	36,018	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.535369	13.763321	9.80%	109,955	2007
	11.229430	12.535369	11.63%	104,553	2006
	10.000000	11.229430	12.29%	86,944	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.559606	19.479922	25.20%	562,001	2007
	14.769421	15.559606	5.35%	489,828	2006
	14.161509	14.769421	4.29%	468,492	2005
	13.892476	14.161509	1.94%	430,073	2004
	10.000000	13.892476	38.92%	133,332	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.037441	11.355411	2.88%	3,269,397	2007
	10.721986	11.037441	2.94%	1,779,854	2006
	10.644691	10.721986	0.73%	1,036,325	2005
	10.335483	10.644691	2.99%	651,511	2004
	10.000000	10.335483	3.35%	176,651	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.971128	26.188192	14.00%	1,180,821	2007
	20.673509	22.971128	11.11%	1,029,551	2006
	17.720724	20.673509	16.66%	868,183	2005
	14.380974	17.720724	23.22%	478,654	2004
	10.000000	14.380974	43.81%	107,627	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.722492	26.289867	15.70%	96,312	2007
	19.517361	22.722492	16.42%	113,764	2006
	16.621745	19.517361	17.42%	122,563	2005
	14.839398	16.621745	12.01%	148,401	2004
	10.000000	14.839398	48.39%	92,885	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	15.102611	17.474744	15.71%	624,804	2007
	12.967855	15.102611	16.46%	587,767	2006
	11.047743	12.967855	17.38%	499,372	2005
	10.000000	11.047743	10.48%	270,416	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.808314	22.729091	4.22%	146,166	2007
	19.017044	21.808314	14.68%	170,881	2006
	18.781893	19.017044	1.25%	171,869	2005
	16.690522	18.781893	12.53%	187,641	2004
	10.000000	16.690522	66.91%	59,172	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.130667	11.415294	2.56%	840,340	2007
	10.000000	11.130667	11.31%	256,319	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	17.168132	16.513537	-3.81%	713,100	2007
	14.828269	17.168132	15.78%	821,135	2006
	14.503361	14.828269	2.24%	832,100	2005
	13.218232	14.503361	9.72%	699,061	2004
	10.000000	13.218232	32.18%	193,813	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.973252	21.202291	-3.51%	425,377	2007
	19.001500	21.973252	15.64%	379,010	2006
	17.672605	19.001500	7.52%	320,450	2005
	14.447416	17.672605	22.32%	175,554	2004
	10.000000	14.447416	44.47%	39,026	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.098968	20.479456	27.21%	328,443	2007
	12.706625	16.098968	26.70%	198,687	2006
	10.000000	12.706625	27.07%	85,210	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	21.149341	24.136152	14.12%	73,308	2007
	17.616721	21.149341	20.05%	82,138	2006
	16.176154	17.616721	8.91%	97,493	2005
	13.806194	16.176154	17.17%	110,116	2004
	10.000000	13.806194	38.06%	61,646	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	15.080228	17.208279	14.11%	1,414,038	2007
	12.559684	15.080228	20.07%	832,198	2006
	11.536447	12.559684	8.87%	358,393	2005
	10.000000	11.536447	15.36%	147,886	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.938098	12.004450	9.75%	539,482	2007
	9.805659	10.938098	11.55%	247,672	2006
	10.000000	9.805659	-1.94%	66,770	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.383232	15.679494	9.01%	103,316	2007
	13.177656	14.383232	9.15%	121,807	2006
	12.381972	13.177656	6.43%	133,233	2005
	11.566752	12.381972	7.05%	136,098	2004
	10.000000	11.566752	15.67%	65,621	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.499988	23.634716	35.06%	228,496	2007
	16.224004	17.499988	7.86%	87,928	2006
	14.581300	16.224004	11.27%	74,728	2005
	12.504147	14.581300	16.61%	72,444	2004
	10.000000	12.504147	25.04%	41,889	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.017537	17.852292	4.91%	35,856	2007
	15.541326	17.017537	9.50%	14,804	2006
	14.174825	15.541326	9.64%	18,206	2005
	12.207678	14.174825	16.11%	15,055	2004
	10.000000	12.207678	22.08%	3,327	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	32.037740	40.540238	26.54%	22,982	2007
	22.102874	32.037740	44.95%	23,384	2006
	16.946477	22.102874	30.43%	30,077	2005
	14.444423	16.946477	17.32%	33,289	2004
	10.000000	14.444423	44.44%	24,758	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.591304	27.333053	26.59%	730,157	2007
	14.889076	21.591304	45.01%	401,043	2006
	11.408889	14.889076	30.50%	50,241	2005
	10.000000	11.408889	14.09%	28,162	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.387234	10.757043	3.56%	2,504,771	2007
	10.084028	10.387234	3.01%	1,478,431	2006
	10.055878	10.084028	0.28%	570,036	2005
	10.094213	10.055878	-0.38%	485,480	2004
	10.000000	10.094213	0.94%	112,130	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.908348	16.360596	9.74%	103,225	2007
	14.054703	14.908348	6.07%	132,889	2006
	13.641189	14.054703	3.03%	166,557	2005
	12.662180	13.641189	7.73%	139,008	2004
	10.000000	12.662180	26.62%	28,924	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.718319	19.906881	6.35%	466,946	2007
	15.713331	18.718319	19.12%	320,410	2006
	14.930108	15.713331	5.25%	165,952	2005
	13.153700	14.930108	13.51%	86,111	2004
	10.000000	13.153700	31.54%	25,072	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.918034	15.815002	-0.65%	36,769	2007
	15.299187	15.918034	4.04%	42,814	2006
	15.040887	15.299187	1.72%	37,998	2005
	13.600525	15.040887	10.59%	28,564	2004
	10.000000	13.600525	36.01%	2,999	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.230346	14.517782	2.02%	1,647,325	2007
	11.660586	14.230346	22.04%	926,211	2006
	10.000000	11.660586	16.61%	84,376	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	18.363547	22.180552	20.79%	90,165	2007
	16.228316	18.363547	13.16%	89,536	2006
	14.473577	16.228316	12.12%	95,409	2005
	12.618652	14.473577	14.70%	99,296	2004
	10.000000	12.618652	26.19%	61,575	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.691270	12.927571	1.86%	155,999	2007
	11.572994	12.691270	9.66%	125,728	2006
	10.000000	11.572994	15.73%	40,065	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.325586	17.365394	6.37%	2,345,229	2007
	14.524712	16.325586	12.40%	1,213,195	2006
	13.750324	14.524712	5.63%	258,626	2005
	12.279585	13.750324	11.98%	89,616	2004
	10.000000	12.279585	22.80%	21,645	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.476339	10.991163	4.91%	3,950,919	2007
	10.000000	10.476339	4.76%	1,564,890	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.458382	10.645730	1.79%	827,288	2007
	10.000000	10.458382	4.58%	268,429	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.759272	12.162544	13.04%	528,205	2007
	10.000000	10.759272	7.59%	257,005	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.285224	11.375941	10.60%	1,028,580	2007
	10.000000	10.285224	2.85%	434,227	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.816107	-1.84%	212,179	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.412770	14.692698	1.94%	149,392	2007
	13.182227	14.412770	9.33%	199,272	2006
	13.025117	13.182227	1.21%	272,035	2005
	11.968242	13.025117	8.83%	361,045	2004
	10.000000	11.968242	19.68%	155,096	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.436266	11.662156	1.98%	805,730	2007
	10.460288	11.436266	9.33%	564,699	2006
	10.000000	10.460288	4.60%	291,953	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	35.146754	50.440300	43.51%	39,578	2007
	26.082562	35.146754	34.75%	47,163	2006
	19.938759	26.082562	30.81%	65,312	2005
	16.747920	19.938759	19.05%	71,796	2004
	10.000000	16.747920	67.48%	40,038	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.803597	29.909118	43.77%	763,480	2007
	15.411174	20.803597	34.99%	536,439	2006
	11.767045	15.411174	30.97%	385,207	2005
	10.000000	11.767045	17.67%	124,672	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.774262	27.026730	18.67%	5,297	2007
	16.776135	22.774262	35.75%	8,442	2006
	15.981879	16.776135	4.97%	10,924	2005
	12.479260	15.981879	28.07%	12,734	2004
	10.000000	12.479260	24.79%	10,819	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	22.181982	21.616170	-2.55%	13,810	2007
	18.686302	22.181982	18.71%	18,587	2006
	17.062657	18.686302	9.52%	19,763	2005
	14.293379	17.062657	19.37%	25,149	2004
	10.000000	14.293379	42.93%	21,126	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.747750	11.383970	5.92%	3,503,328	2007
	10.520907	10.747750	2.16%	2,231,883	2006
	10.306612	10.520907	2.08%	1,334,956	2005
	10.097116	10.306612	2.07%	712,630	2004
	10.000000	10.097116	0.97%	329,385	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.997079	17.855763	11.62%	16,619	2007
	15.798176	15.997079	1.26%	21,391	2006
	14.771979	15.798176	6.95%	23,831	2005
	13.892828	14.771979	6.33%	32,843	2004
	10.000000	13.892828	38.93%	24,254	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.689855	11.937422	11.67%	243,540	2007
	10.558632	10.689855	1.24%	224,327	2006
	9.868478	10.558632	6.99%	137,740	2005
	10.000000	9.868478	-1.32%	85,049	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.879072	11.762888	8.12%	97,679	2007
	10.000000	10.879072	8.79%	33,395	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.952305	12.449849	4.16%	803,008	2007
	11.388958	11.952305	4.95%	705,204	2006
	11.152306	11.388958	2.12%	694,486	2005
	10.780499	11.152306	3.45%	655,198	2004
	10.000000	10.780499	7.80%	149,166	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	13.484310	14.109371	4.64%	2,439,953	2007
	12.581077	13.484310	7.18%	2,233,929	2006
	12.180624	12.581077	3.29%	1,646,247	2005
	11.499098	12.180624	5.93%	1,146,257	2004
	10.000000	11.499098	14.99%	354,433	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	15.226962	15.902704	4.44%	5,727,126	2007
	13.833145	15.226962	10.08%	4,770,625	2006
	13.283730	13.833145	4.14%	3,462,681	2005
	12.268354	13.283730	8.28%	2,513,843	2004
	10.000000	12.268354	22.68%	573,509	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	17.406379	18.263302	4.92%	5,268,304	2007
	15.372992	17.406379	13.23%	3,539,345	2006
	14.524167	15.372992	5.84%	1,906,531	2005
	13.107980	14.524167	10.80%	1,173,760	2004
	10.000000	13.107980	31.08%	283,228	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	19.146442	20.052686	4.73%	792,261	2007
	16.572991	19.146442	15.53%	715,041	2006
	15.533235	16.572991	6.69%	515,861	2005
	13.780963	15.533235	12.72%	336,284	2004
	10.000000	13.780963	37.81%	123,566	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.858186	18.117865	7.47%	1,328,911	2007
	15.553626	16.858186	8.39%	688,672	2006
	14.355939	15.553626	8.34%	288,890	2005
	12.605357	14.355939	13.89%	169,935	2004
	10.000000	12.605357	26.05%	39,901	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.793057	21.043186	6.32%	473,365	2007
	18.220786	19.793057	8.63%	452,505	2006
	16.442762	18.220786	10.81%	418,602	2005
	14.372884	16.442762	14.40%	318,466	2004
	10.000000	14.372884	43.73%	115,668	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	10.397563	10.769904	3.58%	3,251,176	2007
	10.062340	10.397563	3.33%	2,014,139	2006
	9.914556	10.062340	1.49%	1,511,481	2005
	9.949175	9.914556	-0.35%	876,288	2004
	10.000000	9.949175	-0.51%	396,345	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.878393	22.211152	1.52%	26,122	2007
	18.081550	21.878393	21.00%	28,702	2006
	16.362769	18.081550	10.50%	32,400	2005
	13.794301	16.362769	18.62%	40,181	2004
	10.000000	13.794301	37.94%	10,359	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	15.377993	15.610335	1.51%	1,611,321	2007
	12.708823	15.377993	21.00%	975,898	2006
	11.499254	12.708823	10.52%	497,730	2005
	10.000000	11.499254	14.99%	124,947	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.739290	18.117657	8.23%	238,615	2007
	16.442630	16.739290	1.80%	214,800	2006
	15.439101	16.442630	6.50%	193,249	2005
	13.801295	15.439101	11.87%	117,529	2004
	10.000000	13.801295	38.01%	57,049	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	22.830704	20.935362	-8.30%	271,094	2007
	19.723493	22.830704	15.75%	323,654	2006
	19.412385	19.723493	1.60%	318,761	2005
	16.785277	19.412385	15.65%	289,367	2004
	10.000000	16.785277	67.85%	97,297	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	21.130800	21.282196	0.72%	706,123	2007
	19.128034	21.130800	10.47%	665,832	2006
	17.275766	19.128034	10.72%	487,665	2005
	14.713013	17.275766	17.42%	311,577	2004
	10.000000	14.713013	47.13%	94,105	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.928560	18.053627	6.65%	1,889,754	2007
	15.101256	16.928560	12.10%	1,038,251	2006
	14.271744	15.101256	5.81%	310,135	2005
	13.181105	14.271744	8.27%	190,101	2004
	10.000000	13.181105	31.81%	48,074	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.933436	20.085219	18.61%	16,765	2007
	15.477375	16.933436	9.41%	17,093	2006
	15.779251	15.477375	-1.91%	19,862	2005
	15.344055	15.779251	2.84%	29,391	2004
	10.000000	15.344055	53.44%	20,639	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.730431	13.902942	18.52%	188,971	2007
	10.671538	11.730431	9.92%	117,563	2006
	10.879668	10.671538	-1.91%	89,112	2005
	10.000000	10.879668	8.80%	34,071	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	18.035986	21.770321	20.70%	143,729	2007
	18.337868	18.035986	-1.65%	154,606	2006
	16.607640	18.337868	10.42%	144,181	2005
	14.987495	16.607640	10.81%	115,867	2004
	10.000000	14.987495	49.87%	34,066	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.577828	17.884339	-3.73%	1,386,846	2007
	16.262888	18.577828	14.23%	824,740	2006
	15.826204	16.262888	2.76%	264,404	2005
	13.674044	15.826204	15.74%	159,001	2004
	10.000000	13.674044	36.74%	61,312	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.078610	12.491118	3.42%	500,099	2007
	11.654865	12.078610	3.64%	449,896	2006
	11.538532	11.654865	1.01%	334,075	2005
	10.956856	11.538532	5.31%	229,701	2004
	10.000000	10.956856	9.57%	100,113	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.927000	17.924682	12.54%	593,771	2007
	14.962433	15.927000	6.45%	583,476	2006
	14.434172	14.962433	3.66%	594,371	2005
	13.695987	14.434172	5.39%	478,117	2004
	10.000000	13.695987	36.96%	120,291	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.116328	15.846799	4.83%	1,344,546	2007
	13.025388	15.116328	16.05%	1,273,427	2006
	11.553527	13.025388	12.74%	987,026	2005
	10.000000	11.553527	15.54%	466,348	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.343167	24.476392	4.85%	150,784	2007
	20.120354	23.343167	16.02%	172,727	2006
	17.844773	20.120354	12.75%	211,596	2005
	15.185545	17.844773	17.51%	242,171	2004
	10.000000	15.185545	51.86%	186,308	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.574573	-4.25%	190,780	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	14.207523	13.977407	-1.62%	258,318	2007
	13.158348	14.207523	7.97%	403,644	2006
	13.049343	13.158348	0.84%	350,610	2005
	12.141015	13.049343	7.48%	281,318	2004
	10.000000	12.141015	21.41%	116,142	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.828784	17.324795	2.95%	1,891,295	2007
	14.834684	16.828784	13.44%	1,276,271	2006
	14.192053	14.834684	4.53%	452,235	2005
	13.154162	14.192053	7.89%	329,525	2004
	10.000000	13.154162	31.54%	112,730	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.955079	21.399140	-2.53%	578,424	2007
	19.370473	21.955079	13.34%	351,760	2006
	17.860093	19.370473	8.46%	156,250	2005
	15.160168	17.860093	17.81%	103,610	2004
	10.000000	15.160168	51.60%	43,116	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	16.140864	14.990773	-7.13%	58,556	2007
	14.086781	16.140864	14.58%	66,135	2006
	13.542179	14.086781	4.02%	72,490	2005
	12.329674	13.542179	9.83%	56,134	2004
	10.000000	12.329674	23.30%	11,688	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.426997	21.880176	7.11%	10,986	2007
	16.179193	20.426997	26.25%	11,314	2006
	14.587540	16.179193	10.91%	11,716	2005
	12.700361	14.587540	14.86%	13,105	2004
	10.000000	12.700361	27.00%	20,884	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.299138	13.871050	4.30%	17,712	2007
	12.759864	13.299138	4.23%	20,882	2006
	12.212644	12.759864	4.48%	32,119	2005
	11.762739	12.212644	3.82%	28,723	2004
	10.000000	11.762739	17.63%	19,297	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.135271	13.493029	11.19%	1,009,456	2007
	11.228572	12.135271	8.07%	260,999	2006
	10.000000	11.228572	12.29%	95,444	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.380437	12.608058	1.84%	560,894	2007
	10.555654	12.380437	17.29%	400,650	2006
	10.000000	10.555654	5.56%	181,073	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.335073	10.749617	4.01%	248,512	2007
	10.050393	10.335073	2.83%	144,007	2006
	10.000000	10.050393	0.50%	30,215	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.969146	11.408108	4.00%	1,696,298	2007
	10.714855	10.969146	2.37%	744,453	2006
	10.428901	10.714855	2.74%	167,141	2005
	10.137329	10.428901	2.88%	79,594	2004
	10.000000	10.137329	1.37%	5,050	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.685601	17.547321	5.16%	21,398	2007
	15.233456	16.685601	9.53%	25,296	2006
	13.742442	15.233456	10.85%	29,845	2005
	12.629396	13.742442	8.81%	45,100	2004
	10.000000	12.629396	26.29%	31,015	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	28.643765	23.422129	-18.23%	773,655	2007
	21.047666	28.643765	36.09%	816,919	2006
	18.236920	21.047666	15.41%	628,344	2005
	13.558296	18.236920	34.51%	459,432	2004
	10.000000	13.558296	35.58%	143,682	2003*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.902778	17.918875	0.09%	92,984	2007
	16.051510	17.902778	11.53%	106,813	2006
	15.417269	16.051510	4.11%	120,992	2005
	14.085680	15.417269	9.45%	115,389	2004
	10.000000	14.085680	40.86%	33,445	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.779518	17.409344	10.33%	20,335	2007
	15.066022	15.779518	4.74%	22,048	2006
	14.050854	15.066022	7.22%	22,829	2005
	13.381288	14.050854	5.00%	23,637	2004
	10.000000	13.381288	33.81%	11,604	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.719076	21.525145	9.16%	32,574	2007
	17.175844	19.719076	14.81%	43,104	2006
	15.917685	17.175844	7.90%	53,625	2005
	13.983912	15.917685	13.83%	48,604	2004
	10.000000	13.983912	39.84%	16,358	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.962295	18.598600	3.54%	81,949	2007
	15.548302	17.962295	15.53%	90,258	2006
	15.052725	15.548302	3.29%	99,725	2005
	13.705252	15.052725	9.83%	111,291	2004
	10.000000	13.705252	37.05%	56,425	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.685110	20.737143	0.25%	16,114	2007
	18.341435	20.685110	12.78%	15,882	2006
	17.417912	18.341435	5.30%	17,131	2005
	14.812882	17.417912	17.59%	19,698	2004
	10.000000	14.812882	48.13%	10,376	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.848184	17.547486	-1.68%	36,385	2007
	15.472068	17.848184	15.36%	62,339	2006
	14.990212	15.472068	3.21%	76,714	2005
	13.484369	14.990212	11.17%	41,358	2004
	10.000000	13.484369	34.84%	20,400	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	0.274075	23.606438	16.44%	16,750	2007
	16.457830	20.274075	23.19%	19,583	2006
	14.734389	16.457830	11.70%	22,638	2005
	13.000128	14.734389	13.34%	26,383	2004
	10.000000	13.000128	30.00%	14,112	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.498527	18.043209	16.42%	26,041	2007
	12.568969	15.498527	23.31%	26,990	2006
	11.266025	12.568969	11.57%	32,034	2005
	10.000000	11.266025	12.66%	28,491	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.312954	12.826795	-3.65%	11,185	2007
	11.213063	13.312954	18.73%	15,718	2006
	10.000000	11.213063	12.13%	7,518	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.697230	16.344038	19.32%	32,315	2007
	14.356634	13.697230	-4.59%	38,337	2006
	14.256328	14.356634	0.70%	47,397	2005
	13.054328	14.256328	9.21%	56,801	2004
	10.000000	13.054328	30.54%	16,593	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.586472	17.378494	-6.50%	190,320	2007
	15.887628	18.586472	16.99%	242,758	2006
	15.343342	15.887628	3.55%	245,734	2005
	13.608621	15.343342	12.75%	218,742	2004
	10.000000	13.608621	36.09%	105,903	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.214779	16.829198	37.78%	11,697	2007
	11.360689	12.214779	7.52%	1,533	2006
	10.000000	11.360689	13.61%	230	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.964296	11.854386	8.12%	254,262	2007
	10.929220	10.964296	0.32%	265,171	2006
	10.896901	10.929220	0.30%	325,697	2005
	10.428842	10.896901	4.49%	326,338	2004
	10.000000	10.428842	4.29%	113,222	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	21.005675	20.605838	-1.90%	73,381	2007
	18.591598	21.005675	12.98%	81,316	2006
	17.556363	18.591598	5.90%	94,165	2005
	14.586335	17.556363	20.36%	100,791	2004
	10.000000	14.586335	45.86%	41,744	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.036532	17.662101	3.67%	192,120	2007
	14.974545	17.036532	13.77%	221,539	2006
	14.519795	14.974545	3.13%	271,581	2005
	13.324207	14.519795	8.97%	278,141	2004
	10.000000	13.324207	33.24%	121,049	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.499446	16.353341	5.51%	62,541	2007
	13.506071	15.499446	14.76%	71,818	2006
	13.135669	13.506071	2.82%	91,446	2005
	12.693121	13.135669	3.49%	82,919	2004
	10.000000	12.693121	26.93%	52,488	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	16.134823	14.134927	-12.39%	5,255	2007
	15.782822	16.134823	2.23%	6,614	2006
	15.140778	15.782822	4.24%	21,572	2005
	13.807334	15.140778	9.66%	20,531	2004
	10.000000	13.807334	38.07%	8,756	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	17.166181	15.278681	-11.00%	8,342	2007
	14.922889	17.166181	15.03%	9,383	2006
	14.422425	14.922889	3.47%	9,059	2005
	13.337753	14.422425	8.13%	9,127	2004
	10.000000	13.337753	33.38%	3,582	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.770575	17.073810	8.26%	10,734	2007
	13.792857	15.770575	14.34%	10,780	2006
	13.734130	13.792857	0.43%	12,975	2005
	12.984783	13.734130	5.77%	13,328	2004
	10.000000	12.984783	29.85%	15,136	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.308929	10.028201	-2.72%	0	2007
	10.000000	10.308929	3.09%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.722007	11.131463	3.82%	229,025	2007
	10.447837	10.722007	2.62%	244,810	2006
	10.476314	10.447837	-0.27%	262,408	2005
	10.268046	10.476314	2.03%	280,047	2004
	10.000000	10.268046	2.68%	132,268	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.310395	22.367008	15.83%	608,019	2007
	17.548084	19.310395	10.04%	666,009	2006
	15.233609	17.548084	15.19%	670,255	2005
	13.395716	15.233609	13.72%	628,072	2004
	10.000000	13.395716	33.96%	199,342	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.434380	22.196567	43.81%	48,811	2007
	13.402323	15.434380	15.16%	48,920	2006
	10.000000	13.402323	34.02%	41,252	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.632135	18.632087	0.00%	377,076	2007
	15.732068	18.632135	18.43%	408,240	2006
	15.090059	15.732068	4.25%	433,619	2005
	13.737819	15.090059	9.84%	441,239	2004
	10.000000	13.737819	37.38%	171,004	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.585934	12.403881	7.06%	15,803	2007
	10.706491	11.585934	8.21%	783	2006
	10.000000	10.706491	7.06%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.149289	13.192339	8.59%	11,766	2007
	11.013523	12.149289	10.31%	4,503	2006
	10.000000	11.013523	10.14%	137	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.514327	13.726255	9.68%	457	2007
	11.221906	12.514327	11.52%	210	2006
	10.000000	11.221906	12.22%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.498745	19.384006	25.07%	134,885	2007
	14.726525	15.498745	5.24%	139,842	2006
	14.134644	14.726525	4.19%	121,841	2005
	13.880172	14.134644	1.83%	155,119	2004
	10.000000	13.880172	38.80%	70,764	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.994286	11.299506	2.78%	349,770	2007
	10.690860	10.994286	2.84%	320,676	2006
	10.624499	10.690860	0.62%	303,552	2005
	10.326328	10.624499	2.89%	274,962	2004
	10.000000	10.326328	3.26%	86,780	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.881386	26.059359	13.89%	239,200	2007
	20.613534	22.881386	11.00%	264,042	2006
	17.687147	20.613534	16.55%	278,206	2005
	14.368243	17.687147	23.10%	262,090	2004
	10.000000	14.368243	43.68%	51,844	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.633693	26.160493	15.58%	35,653	2007
	19.460718	22.633693	16.30%	37,370	2006
	16.590238	19.460718	17.30%	41,291	2005
	14.826272	16.590238	11.90%	48,220	2004
	10.000000	14.826272	48.26%	23,407	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	15.062075	17.410128	15.59%	79,838	2007
	12.946101	15.062075	16.34%	83,163	2006
	11.040339	12.946101	17.26%	111,516	2005
	10.000000	11.040339	10.40%	101,481	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.723116	22.617260	4.12%	43,936	2007
	18.961867	21.723116	14.56%	44,480	2006
	18.746295	18.961867	1.15%	60,172	2005
	16.675759	18.746295	12.42%	67,270	2004
	10.000000	16.675759	66.76%	35,142	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.123200	11.396036	2.45%	87,107	2007
	10.000000	11.123200	11.23%	34,474	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	17.101050	16.432270	-3.91%	217,439	2007
	14.785234	17.101050	15.66%	258,435	2006
	14.475864	14.785234	2.14%	268,726	2005
	13.206529	14.475864	9.61%	259,637	2004
	10.000000	13.206529	32.07%	86,517	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.887430	21.097978	-3.61%	81,483	2007
	18.946391	21.887430	15.52%	87,121	2006
	17.639138	18.946391	7.41%	86,876	2005
	14.434639	17.639138	22.20%	81,736	2004
	10.000000	14.434639	44.35%	28,615	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.071961	20.424312	27.08%	19,688	2007
	12.698125	16.071961	26.57%	16,779	2006
	10.000000	12.698125	26.98%	6,530	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	21.066692	24.017376	14.01%	36,473	2007
	17.565594	21.066692	19.93%	43,907	2006
	16.145493	17.565594	8.80%	61,114	2005
	13.793976	16.145493	17.05%	64,766	2004
	10.000000	13.793976	37.94%	56,563	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	15.039750	17.144635	14.00%	87,341	2007
	12.538624	15.039750	19.95%	83,242	2006
	11.528731	12.538624	8.76%	69,931	2005
	10.000000	11.528731	15.29%	47,929	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.919750	11.972125	9.64%	36,418	2007
	9.799086	10.919750	11.44%	27,222	2006
	10.000000	9.799086	-2.01%	7,614	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.326993	15.602324	8.90%	38,592	2007
	13.139386	14.326993	9.04%	38,856	2006
	12.358479	13.139386	6.32%	41,851	2005
	11.556502	12.358479	6.94%	49,410	2004
	10.000000	11.556502	15.57%	30,507	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.431602	23.518443	34.92%	55,815	2007
	16.176919	17.431602	7.76%	44,031	2006
	14.553654	16.176919	11.15%	58,632	2005
	12.493074	14.553654	16.49%	62,209	2004
	10.000000	12.493074	24.93%	48,871	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.954615	17.768202	4.80%	3,534	2007
	15.499490	16.954615	9.39%	8,278	2006
	14.150937	15.499490	9.53%	9,202	2005
	12.199437	14.150937	16.00%	7,054	2004
	10.000000	12.199437	21.99%	971	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.912614	40.340861	26.41%	10,141	2007
	22.038767	31.912614	44.80%	10,412	2006
	16.914366	22.038767	30.30%	11,147	2005
	14.431628	16.914366	17.20%	12,162	2004
	10.000000	14.431628	44.32%	8,718	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.533365	27.232002	26.46%	76,769	2007
	14.864113	21.533365	44.87%	64,913	2006
	11.401257	14.864113	30.37%	32,183	2005
	10.000000	11.401257	14.01%	10,567	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.346619	10.704077	3.45%	182,938	2007
	10.054736	10.346619	2.90%	168,620	2006
	10.036805	10.054736	0.18%	179,753	2005
	10.085267	10.036805	-0.48%	121,107	2004
	10.000000	10.085267	0.85%	46,380	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.850087	16.280091	9.63%	62,969	2007
	14.013917	14.850087	5.97%	62,715	2006
	13.615317	14.013917	2.93%	70,076	2005
	12.650967	13.615317	7.62%	64,843	2004
	10.000000	12.650967	26.51%	23,863	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.645132	19.808873	6.24%	127,935	2007
	15.667692	18.645132	19.00%	92,502	2006
	14.901771	15.667692	5.14%	71,307	2005
	13.142033	14.901771	13.39%	64,782	2004
	10.000000	13.142033	31.42%	27,889	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.855812	15.737151	-0.75%	17,530	2007
	15.254782	15.855812	3.94%	16,721	2006
	15.012368	15.254782	1.61%	18,257	2005
	13.588485	15.012368	10.48%	19,680	2004
	10.000000	13.588485	35.88%	14,242	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.206466	14.478680	1.92%	60,607	2007
	11.652777	14.206466	21.91%	46,058	2006
	10.000000	11.652777	16.53%	12,876	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	18.289499	22.068661	20.66%	29,168	2007
	16.179205	18.289499	13.04%	35,501	2006
	14.444346	16.179205	12.01%	34,785	2005
	12.605911	14.444346	14.58%	36,603	2004
	10.000000	12.605911	26.06%	22,636	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.669977	12.892748	1.76%	9,305	2007
	11.565237	12.669977	9.55%	14,809	2006
	10.000000	11.565237	15.65%	7,417	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.265200	17.283561	6.26%	98,151	2007
	14.485598	16.265200	12.29%	74,037	2006
	13.727148	14.485598	5.53%	40,801	2005
	12.271291	13.727148	11.86%	27,313	2004
	10.000000	12.271291	22.71%	618	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.469308	10.972607	4.81%	33,975	2007
	10.000000	10.469308	4.69%	11,171	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.451366	10.627782	1.69%	66,590	2007
	10.000000	10.451366	4.51%	36,533	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.752059	12.142021	12.93%	44,033	2007
	10.000000	10.752059	7.52%	10,431	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.278312	11.356722	10.49%	79,948	2007
	10.000000	10.278312	2.78%	39,115	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.809470	-1.91%	4,183	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.356419	14.620363	1.84%	70,030	2007
	13.143946	14.356419	9.22%	86,352	2006
	13.000404	13.143946	1.10%	98,804	2005
	11.957633	13.000404	8.72%	156,067	2004
	10.000000	11.957633	19.58%	64,131	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.417078	11.630759	1.87%	71,078	2007
	10.453271	11.417078	9.22%	66,130	2006
	10.000000	10.453271	4.53%	70,920	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	35.009514	50.192300	43.37%	7,519	2007
	26.006933	35.009514	34.62%	8,665	2006
	19.900995	26.006933	30.68%	10,693	2005
	16.733125	19.900995	18.93%	14,050	2004
	10.000000	16.733125	67.33%	10,861	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.747777	29.798561	43.62%	68,951	2007
	15.385337	20.747777	34.85%	57,132	2006
	11.759167	15.385337	30.84%	49,956	2005
	10.000000	11.759167	17.59%	22,362	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.685309	26.893798	18.55%	8,272	2007
	16.727465	22.685309	35.62%	8,344	2006
	15.951604	16.727465	4.86%	11,668	2005
	12.468206	15.951604	27.94%	13,260	2004
	10.000000	12.468206	24.68%	12,045	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	22.095330	21.509813	-2.65%	5,193	2007
	18.632103	22.095330	18.59%	7,086	2006
	17.030331	18.632103	9.41%	7,544	2005
	14.280735	17.030331	19.25%	7,833	2004
	10.000000	14.280735	42.81%	2,954	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.705704	11.327897	5.81%	342,037	2007
	10.490339	10.705704	2.05%	317,140	2006
	10.287039	10.490339	1.98%	307,428	2005
	10.088161	10.287039	1.97%	313,655	2004
	10.000000	10.088161	0.88%	155,896	2003*

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.934534	17.767860	11.51%	25,373	2007
	15.752304	15.934534	1.16%	31,362	2006
	14.743956	15.752304	6.84%	33,458	2005
	13.880513	14.743956	6.22%	38,198	2004
	10.000000	13.880513	38.81%	17,600	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.661158	11.893277	11.56%	33,331	2007
	10.540929	10.661158	1.14%	40,633	2006
	9.861876	10.540929	6.89%	58,621	2005
	10.000000	9.861876	-1.38%	50,516	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.871766	11.743033	8.01%	1,438	2007
	10.000000	10.871766	8.72%	5,558	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.905582	12.388569	4.06%	127,302	2007
	11.355896	11.905582	4.84%	144,072	2006
	11.131149	11.355896	2.02%	176,376	2005
	10.770944	11.131149	3.34%	128,552	2004
	10.000000	10.770944	7.71%	63,677	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	13.431593	14.039919	4.53%	480,796	2007
	12.544538	13.431593	7.07%	521,272	2006
	12.157509	12.544538	3.18%	565,398	2005
	11.488900	12.157509	5.82%	528,196	2004
	10.000000	11.488900	14.89%	124,392	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	15.167450	15.824448	4.33%	964,533	2007
	13.792985	15.167450	9.96%	1,009,964	2006
	13.258532	13.792985	4.03%	1,063,744	2005
	12.257476	13.258532	8.17%	959,455	2004
	10.000000	12.257476	22.57%	366,922	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	17.338348	18.173421	4.82%	573,635	2007
	15.328374	17.338348	13.11%	608,199	2006
	14.496628	15.328374	5.74%	632,600	2005
	13.096373	14.496628	10.69%	514,225	2004
	10.000000	13.096373	30.96%	180,511	2003*

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	19.071621	19.954000	4.63%	168,400	2007
	16.524893	19.071621	15.41%	185,462	2006
	15.503787	16.524893	6.59%	208,717	2005
	13.768764	15.503787	12.60%	159,962	2004
	10.000000	13.768764	37.69%	62,427	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.795833	18.032494	7.36%	81,727	2007
	15.511752	16.795833	8.28%	68,535	2006
	14.331734	15.511752	8.23%	50,454	2005
	12.596855	14.331734	13.77%	48,426	2004
	10.000000	12.596855	25.97%	26,541	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.715712	20.939637	6.21%	150,794	2007
	18.167905	19.715712	8.52%	181,431	2006
	16.411579	18.167905	10.70%	187,304	2005
	14.360150	16.411579	14.29%	188,855	2004
	10.000000	14.360150	43.60%	67,999	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	10.356504	10.716462	3.48%	488,792	2007
	10.032727	10.356504	3.23%	445,591	2006
	9.895360	10.032727	1.39%	339,809	2005
	9.939966	9.895360	-0.45%	359,003	2004
	10.000000	9.939966	-0.60%	233,247	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.797487	22.106488	1.42%	4,318	2007
	18.032864	21.797487	20.88%	5,963	2006
	16.335191	18.032864	10.39%	8,517	2005
	13.784997	16.335191	18.50%	16,519	2004
	10.000000	13.784997	37.85%	5,649	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	15.336721	15.552594	1.41%	89,518	2007
	12.687509	15.336721	20.88%	82,685	2006
	11.491561	12.687509	10.41%	72,409	2005
	10.000000	11.491561	14.92%	27,692	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.673865	18.028478	8.12%	38,830	2007
	16.394915	16.673865	1.70%	39,827	2006
	15.409829	16.394915	6.39%	34,070	2005
	13.789075	15.409829	11.75%	34,571	2004
	10.000000	13.789075	37.89%	11,688	2003*

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	22.741481	20.832316	-8.40%	107,159	2007
	19.666249	22.741481	15.64%	126,017	2006
	19.375585	19.666249	1.50%	162,491	2005
	16.770427	19.375585	15.53%	163,464	2004
	10.000000	16.770427	67.70%	59,076	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	21.048246	21.177486	0.61%	190,967	2007
	19.072534	21.048246	10.36%	219,107	2006
	17.243018	19.072534	10.61%	242,827	2005
	14.699991	17.243018	17.30%	230,346	2004
	10.000000	14.699991	47.00%	71,931	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.862404	17.964782	6.54%	84,739	2007
	15.057436	16.862404	11.99%	75,902	2006
	14.244700	15.057436	5.71%	58,530	2005
	13.169445	14.244700	8.16%	47,341	2004
	10.000000	13.169445	31.69%	14,201	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.867247	19.986376	18.49%	12,806	2007
	15.432446	16.867247	9.30%	14,813	2006
	15.749339	15.432446	-2.01%	15,681	2005
	15.330481	15.749339	2.73%	17,553	2004
	10.000000	15.330481	53.30%	19,997	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.698941	13.851516	18.40%	14,078	2007
	10.653637	11.698941	9.81%	14,635	2006
	10.872389	10.653637	-2.01%	20,057	2005
	10.000000	10.872389	8.72%	16,113	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.965491	21.663165	20.58%	26,962	2007
	18.284643	17.965491	-1.75%	26,743	2006
	16.576159	18.284643	10.31%	39,079	2005
	14.974233	16.576159	10.70%	39,074	2004
	10.000000	14.974233	49.74%	15,900	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.505212	17.796309	-3.83%	103,621	2007
	16.215677	18.505212	14.12%	103,474	2006
	15.796192	16.215677	2.66%	88,975	2005
	13.661931	15.796192	15.62%	88,109	2004
	10.000000	13.661931	36.62%	23,667	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.031384	12.429626	3.31%	128,186	2007
	11.621015	12.031384	3.53%	135,151	2006
	11.516635	11.621015	0.91%	142,911	2005
	10.947135	11.516635	5.20%	132,642	2004
	10.000000	10.947135	9.47%	48,837	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.864737	17.836443	12.43%	184,910	2007
	14.918999	15.864737	6.34%	220,130	2006
	14.406804	14.918999	3.56%	300,980	2005
	13.683857	14.406804	5.28%	261,769	2004
	10.000000	13.683857	36.84%	79,747	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.075751	15.788180	4.73%	252,799	2007
	13.003547	15.075751	15.94%	281,181	2006
	11.545805	13.003547	12.63%	322,408	2005
	10.000000	11.545805	15.46%	247,470	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.251982	24.355978	4.75%	149,002	2007
	20.061994	23.251982	15.90%	165,589	2006
	17.810972	20.061994	12.64%	188,998	2005
	15.172123	17.810972	17.39%	214,349	2004
	10.000000	15.172123	51.72%	149,794	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.568097	-4.32%	18,168	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	14.151995	13.908610	-1.72%	77,779	2007
	13.120155	14.151995	7.86%	126,337	2006
	13.024605	13.120155	0.73%	154,981	2005
	12.130260	13.024605	7.37%	157,616	2004
	10.000000	12.130260	21.30%	64,306	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.763040	17.239555	2.84%	177,429	2007
	14.791636	16.763040	13.33%	175,876	2006
	14.165148	14.791636	4.42%	147,494	2005
	13.142514	14.165148	7.78%	149,355	2004
	10.000000	13.142514	31.43%	54,385	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.869330	21.293886	-2.63%	59,689	2007
	19.314296	21.869330	13.23%	54,274	2006
	17.826274	19.314296	8.35%	46,470	2005
	15.146754	17.826274	17.69%	45,569	2004
	10.000000	15.146754	51.47%	24,045	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	16.081163	14.920123	-7.22%	19,004	2007
	14.048844	16.081163	14.47%	20,151	2006
	13.519348	14.048844	3.92%	21,689	2005
	12.321351	13.519348	9.72%	21,877	2004
	10.000000	12.321351	23.21%	9,486	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.351449	21.777079	7.01%	1,785	2007
	16.135628	20.351449	26.13%	3,380	2006
	14.562944	16.135628	10.80%	3,443	2005
	12.691782	14.562944	14.74%	11,948	2004
	10.000000	12.691782	26.92%	1,765	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.249928	13.805667	4.19%	19,229	2007
	12.725497	13.249928	4.12%	20,240	2006
	12.192050	12.725497	4.38%	21,853	2005
	11.754791	12.192050	3.72%	22,272	2004
	10.000000	11.754791	17.55%	8,225	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.114909	13.456691	11.08%	26,926	2007
	11.221044	12.114909	7.97%	12,606	2006
	10.000000	11.221044	12.21%	10,082	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.359645	12.574077	1.73%	20,391	2007
	10.548574	12.359645	17.17%	21,160	2006
	10.000000	10.548574	5.49%	52,632	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.317721	10.720653	3.91%	3,677	2007
	10.043651	10.317721	2.73%	5,187	2006
	10.000000	10.043651	0.44%	3,307	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.928553	11.354331	3.90%	94,528	2007
	10.685986	10.928553	2.27%	61,875	2006
	10.411305	10.685986	2.64%	33,828	2005
	10.130478	10.411305	2.77%	33,246	2004
	10.000000	10.130478	1.30%	6,101	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.618318	17.458787	5.06%	16,168	2007
	15.187336	16.618318	9.42%	21,321	2006
	13.714668	15.187336	10.74%	23,757	2005
	12.616630	13.714668	8.70%	27,721	2004
	10.000000	12.616630	26.17%	22,779	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	28.528336	23.304000	-18.31%	108,778	2007
	20.983981	28.528336	35.95%	140,123	2006
	18.200086	20.983981	15.30%	156,078	2005
	13.544596	18.200086	34.37%	164,302	2004
	10.000000	13.544596	35.45%	69,228	2003*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.832756	17.830618	-0.01%	62,698	2007
	16.004887	17.832756	11.42%	63,162	2006
	15.388014	16.004887	4.01%	52,476	2005
	14.073205	15.388014	9.34%	23,829	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.717766	17.323566	10.22%	6,897	2007
	15.022230	15.717766	4.63%	4,213	2006
	14.024174	15.022230	7.12%	2,889	2005
	13.369420	14.024174	4.90%	404	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.641943	21.419114	9.05%	32,304	2007
	17.125947	19.641943	14.69%	25,745	2006
	15.887478	17.125947	7.80%	14,633	2005
	13.971519	15.887478	13.71%	6,718	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.892030	18.506988	3.44%	0	2007
	15.503132	17.892030	15.41%	0	2006
	15.024168	15.503132	3.19%	0	2005
	13.693110	15.024168	9.72%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.604211	20.635008	0.15%	0	2007
	18.288161	20.604211	12.66%	0	2006
	17.384867	18.288161	5.20%	0	2005
	14.799761	17.384867	17.47%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.778371	17.461039	-1.78%	0	2007
	15.427120	17.778371	15.24%	0	2006
	14.961770	15.427120	3.11%	0	2005
	13.472415	14.961770	11.05%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	20.194760	23.490152	16.32%	0	2007
	16.410018	20.194760	23.06%	0	2006
	14.706434	16.410018	11.58%	0	2005
	12.988607	14.706434	13.23%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.456890	17.976427	16.30%	24,713	2007
	12.547875	15.456890	23.18%	28,034	2006
	11.258483	12.547875	11.45%	32,318	2005
	10.000000	11.258483	12.58%	11,402	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.290580	12.792189	-3.75%	80,981	2007
	11.205543	13.290580	18.61%	43,771	2006
	10.000000	11.205543	12.06%	9,077	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.643594	16.263482	19.20%	17,313	2007
	14.314882	13.643594	-4.69%	15,004	2006
	14.229237	14.314882	0.60%	10,941	2005
	13.042741	14.229237	9.10%	10,190	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.513763	17.292878	-6.59%	274,501	2007
	15.841458	18.513763	16.87%	257,221	2006
	15.314219	15.841458	3.44%	169,098	2005
	13.596560	15.314219	12.63%	55,661	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.194259	16.783839	37.64%	46,125	2007
	11.353071	12.194259	7.41%	9,145	2006
	10.000000	11.353071	13.53%	7,216	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.920015	11.794488	8.01%	97,065	2007
	10.896084	10.920015	0.22%	147,414	2006
	10.874842	10.896084	0.20%	142,798	2005
	10.418281	10.874842	4.38%	45,017	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.923558	20.504377	-2.00%	51,112	2007
	18.537637	20.923558	12.87%	68,501	2006
	17.523087	18.537637	5.79%	56,121	2005
	14.573424	17.523087	20.24%	16,387	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.969878	17.575096	3.57%	222,939	2007
	14.931032	16.969878	13.66%	192,584	2006
	14.492244	14.931032	3.03%	148,222	2005
	13.312395	14.492244	8.86%	47,131	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.438813	16.272778	5.40%	22,519	2007
	13.466826	15.438813	14.64%	22,355	2006
	13.110738	13.466826	2.72%	22,119	2005
	12.681876	13.110738	3.38%	6,319	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	16.071699	14.065272	-12.48%	0	2007
	15.736972	16.071699	2.13%	0	2006
	15.112039	15.736972	4.14%	0	2005
	13.795093	15.112039	9.55%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	17.099009	15.203402	-11.09%	0	2007
	14.879524	17.099009	14.92%	0	2006
	14.395052	14.879524	3.37%	0	2005
	13.325929	14.395052	8.02%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.708894	16.989717	8.15%	0	2007
	13.752791	15.708894	14.22%	0	2006
	13.708073	13.752791	0.33%	0	2005
	12.973272	13.708073	5.66%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.302011	10.011288	-2.82%	0	2007
	10.000000	10.302011	3.02%	494	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.680041	11.076617	3.71%	163,718	2007
	10.417461	10.680041	2.52%	151,885	2006
	10.456416	10.417461	-0.37%	101,696	2005
	10.258926	10.456416	1.93%	41,911	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.234868	22.256855	15.71%	901,864	2007
	17.497119	19.234868	9.93%	756,335	2006
	15.204703	17.497119	15.08%	482,742	2005
	13.383843	15.204703	13.60%	164,055	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.408470	22.136758	43.67%	193,112	2007
	13.393345	15.408470	15.05%	112,733	2006
	10.000000	13.393345	33.93%	30,570	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.559236	18.540287	-0.10%	333,359	2007
	15.686349	18.559236	18.31%	271,108	2006
	15.061405	15.686349	4.15%	185,979	2005
	13.725633	15.061405	9.73%	86,904	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.566476	12.370445	6.95%	19,213	2007
	10.699312	11.566476	8.10%	9,675	2006
	10.000000	10.699312	6.99%	9,177	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.128889	13.156786	8.47%	35,721	2007
	11.006133	12.128889	10.20%	32,888	2006
	10.000000	11.006133	10.06%	20,710	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.493309	13.689247	9.57%	47,115	2007
	11.214376	12.493309	11.40%	13,689	2006
	10.000000	11.214376	12.14%	8,505	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.438157	19.288579	24.94%	64,232	2007
	14.683761	15.438157	5.14%	40,149	2006
	14.107836	14.683761	4.08%	37,221	2005
	13.867877	14.107836	1.73%	17,043	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.951260	11.243823	2.67%	702,179	2007
	10.659771	10.951260	2.73%	373,915	2006
	10.604314	10.659771	0.52%	198,110	2005
	10.317150	10.604314	2.78%	54,530	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.791856	25.930971	13.77%	365,353	2007
	20.553638	22.791856	10.89%	305,453	2006
	17.653567	20.553638	16.43%	203,170	2005
	14.355502	17.653567	22.97%	67,726	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.545159	26.031640	15.46%	0	2007
	19.404191	22.545159	16.19%	0	2006
	16.558753	19.404191	17.18%	0	2005
	14.813129	16.558753	11.78%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	15.021620	17.345687	15.47%	132,935	2007
	12.924386	15.021620	16.23%	87,547	2006
	11.032954	12.924386	17.14%	66,492	2005
	10.000000	11.032954	10.33%	19,603	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.638152	22.505859	4.01%	32,951	2007
	18.906801	21.638152	14.45%	43,194	2006
	18.710736	18.906801	1.05%	34,436	2005
	16.660993	18.710736	12.30%	5,998	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.115728	11.376790	2.35%	385,435	2007
	10.000000	11.115728	11.16%	89,243	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	17.034126	16.351297	-4.01%	126,520	2007
	14.742263	17.034126	15.55%	135,557	2006
	14.448376	14.742263	2.03%	126,985	2005
	13.194816	14.448376	9.50%	60,348	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.801820	20.994058	-3.71%	134,614	2007
	18.891360	21.801820	15.41%	99,507	2006
	17.605676	18.891360	7.30%	63,981	2005
	14.421856	17.605676	22.08%	27,476	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.044958	20.369241	26.95%	80,957	2007
	12.689601	16.044958	26.44%	93,302	2006
	10.000000	12.689601	26.90%	21,417	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.984278	23.899086	13.89%	0	2007
	17.514557	20.984278	19.81%	0	2006
	16.114848	17.514557	8.69%	0	2005
	13.781741	16.114848	16.93%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.999358	17.081184	13.88%	330,987	2007
	12.517583	14.999358	19.83%	194,484	2006
	11.521015	12.517583	8.65%	94,200	2005
	10.000000	11.521015	15.21%	32,838	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.901379	11.939825	9.53%	214,778	2007
	9.792491	10.901379	11.32%	78,830	2006
	10.000000	9.792491	-2.08%	16,700	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.391860	14.270926	8.93%	0	2007
	13.101199	14.391860	9.85%	0	2006
	12.335019	13.101199	6.21%	0	2005
	11.546244	12.335019	6.83%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.363405	23.402581	34.78%	41,096	2007
	16.129914	17.363405	7.65%	2,692	2006
	14.526022	16.129914	11.04%	0	2005
	12.481987	14.526022	16.38%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.916039	16.891831	9.28%	0	2007
	15.457703	16.916039	9.43%	0	2006
	14.127044	15.457703	9.42%	0	2005
	12.191193	14.127044	15.88%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.863601	31.787788	44.66%	0	2007
	21.974735	31.863601	45.00%	0	2006
	16.882250	21.974735	30.16%	0	2005
	14.418830	16.882250	17.08%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.475560	27.131256	26.34%	182,670	2007
	14.839181	21.475560	44.72%	78,695	2006
	11.393616	14.839181	30.24%	0	2005
	10.000000	11.393616	13.94%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.306104	10.651306	3.35%	449,597	2007
	10.025491	10.306104	2.80%	219,618	2006
	10.017727	10.025491	0.08%	56,314	2005
	10.076302	10.017727	-0.58%	23,040	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.791974	16.199872	9.52%	12,311	2007
	13.973177	14.791974	5.86%	14,562	2006
	13.589474	13.973177	2.82%	19,401	2005
	13.639747	13.589474	7.51%	10,743	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.572196	19.711303	6.13%	118,896	2007
	15.622179	18.572196	18.88%	52,093	2006
	14.873499	15.622179	5.03%	35,113	2005
	13.130385	14.873499	13.28%	5,563	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.793777	15.659615	-0.85%	9,186	2007
	15.210473	15.793777	3.83%	19,574	2006
	14.983876	15.210473	1.51%	17,294	2005
	13.576436	14.983876	10.37%	2,089	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.182606	14.439643	1.81%	343,854	2007
	11.644955	14.182606	21.79%	163,395	2006
	10.000000	11.644955	16.45%	3,962	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	18.215654	21.957181	20.54%	0	2007
	16.130170	18.215654	12.93%	0	2006
	14.415115	16.130170	11.90%	0	2005
	12.593155	14.415115	14.47%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.648699	12.857987	1.65%	77,137	2007
	11.557485	12.648699	9.44%	52,787	2006
	10.000000	11.557485	15.57%	20,809	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.204973	17.202042	6.15%	479,372	2007
	14.446550	16.204973	12.17%	239,942	2006
	13.703983	14.446550	5.42%	39,372	2005
	12.263001	13.703983	11.75%	13,339	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.462278	10.954073	4.70%	920,690	2007
	10.000000	10.462278	4.62%	214,682	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.444352	10.609831	1.58%	138,362	2007
	10.000000	10.444352	4.44%	27,975	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.744833	12.121527	12.81%	223,516	2007
	10.000000	10.744833	7.45%	70,777	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.271422	11.337557	10.38%	346,633	2007
	10.000000	10.271422	2.71%	144,496	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.802828	-1.97%	142,658	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.300269	14.548361	1.73%	32,870	2007
	13.105761	14.300269	9.11%	39,553	2006
	12.975746	13.105761	1.00%	45,730	2005
	11.947040	12.975746	8.61%	40,613	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.397886	11.599384	1.77%	172,994	2007
	10.446260	11.397886	9.11%	102,501	2006
	10.000000	10.446260	4.46%	55,184	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	34.872641	49.945207	43.22%	0	2007
	25.931436	34.872641	34.48%	0	2006
	19.863252	25.931436	30.55%	0	2005
	16.718312	19.863252	18.81%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.692063	29.688313	43.48%	169,431	2007
	15.359531	20.692063	34.72%	117,255	2006
	11.751298	15.359531	30.70%	55,313	2005
	10.000000	11.751298	17.51%	15,317	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.596579	26.761346	18.43%	0	2007
	16.678871	22.596579	35.48%	0	2006
	15.921330	16.678871	4.76%	0	2005
	12.457147	15.921330	27.81%	0	2004

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	22.008903	21.403856	-2.75%	0	2007
	18.577972	22.008903	18.47%	0	2006
	16.998015	18.577972	9.29%	0	2005
	14.268078	16.998015	19.13%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.663790	11.272066	5.70%	629,418	2007
	10.459828	10.663790	1.95%	360,918	2006
	10.267502	10.459828	1.87%	151,040	2005
	10.079205	10.267502	1.87%	48,932	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.872189	17.680333	11.39%	0	2007
	15.706539	15.872189	1.05%	0	2006
	14.715980	15.706539	6.73%	0	2005
	13.868219	14.715980	6.11%	0	2004

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.632482	11.849210	11.44%	31,387	2007
	10.523208	10.632482	1.04%	41,813	2006
	9.855258	10.523208	6.78%	43,524	2005
	10.000000	9.855258	-1.45%	13,138	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.864484	11.723228	7.90%	32,532	2007
	10.000000	10.864484	8.64%	8,242	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.858987	12.327518	3.95%	122,134	2007
	11.322875	11.858987	4.73%	168,706	2006
	11.110005	11.322875	1.92%	142,027	2005
	10.761380	11.110005	3.24%	38,480	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	13.379019	13.970722	4.42%	225,582	2007
	12.508072	13.379019	6.96%	236,428	2006
	12.134419	12.508072	3.08%	196,573	2005
	11.478708	12.134419	5.71%	76,993	2004

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	15.108073	15.746448	4.23%	962,425	2007
	13.752881	15.108073	9.85%	750,143	2006
	13.233347	13.752881	3.93%	497,067	2005
	12.246598	13.233347	8.06%	220,917	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	17.270506	18.083882	4.71%	961,562	2007
	15.283830	17.270506	13.00%	791,389	2006
	14.469114	15.283830	5.63%	427,687	2005
	13.084763	14.469114	10.58%	135,684	2004

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.997011	19.855704	4.52%	161,614	2007
	16.476890	18.997011	15.29%	137,345	2006
	15.474378	16.476890	6.48%	102,836	2005
	13.756567	15.474378	12.49%	30,226	2004

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.733650	17.947437	7.25%	275,427	2007
	15.469944	16.733650	8.17%	134,495	2006
	14.307548	15.469944	8.12%	22,845	2005
	12.588338	14.307548	13.66%	5,895	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.638607	20.836514	6.10%	114,833	2007
	18.115151	19.638607	8.41%	107,274	2006
	16.380448	18.115151	10.59%	83,885	2005
	14.347431	16.380448	14.17%	25,652	2004

NVIT NVIT Money Market Fund - Class I - Q/NQ	10.315557	10.663223	3.37%	796,004	2007
	10.003163	10.315557	3.12%	401,137	2006
	9.876176	10.003163	1.29%	222,763	2005
	9.930753	9.876176	-0.55%	30,781	2004

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.716813	22.002251	1.31%	0	2007
	17.984275	21.716813	20.75%	0	2006
	16.307636	17.984275	10.28%	0	2005
	13.775679	16.307636	18.38%	0	2004

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	15.295515	15.495012	1.30%	296,170	2007
	12.666214	15.295515	20.76%	139,113	2006
	11.483870	12.666214	10.30%	54,583	2005
	10.000000	11.483870	14.84%	15,662	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.608641	17.939682	8.01%	27,281	2007
	16.347294	16.608641	1.60%	21,333	2006
	15.380584	16.347294	6.29%	20,725	2005
	13.776862	15.380584	11.64%	8,313	2004

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	22.652544	20.729703	-8.49%	79,556	2007
	19.609138	22.652544	15.52%	82,199	2006
	19.338845	19.609138	1.40%	70,678	2005
	16.755579	19.338845	15.42%	28,228	2004

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.965911	21.073152	0.51%	204,496	2007
	19.017136	20.965911	10.25%	181,316	2006
	17.210305	19.017136	10.50%	113,589	2005
	14.686966	17.210305	17.18%	47,538	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.796453	17.876306	6.43%	378,596	2007
	15.013691	16.796453	11.87%	181,494	2006
	14.217659	15.013691	5.60%	24,950	2005
	13.157764	14.217659	8.06%	4,379	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.801285	19.887948	18.37%	0	2007
	15.387634	16.801285	9.19%	0	2006
	15.719468	15.387634	-2.11%	0	2005
	15.316906	15.719468	2.63%	0	2004

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.667491	13.800226	18.28%	31,655	2007
	10.635740	11.667491	9.70%	7,729	2006
	10.865109	10.635740	-2.11%	6,089	2005
	10.000000	10.865109	8.65%	345	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.895219	21.556475	20.46%	42,451	2007
	18.231542	17.895219	-1.84%	38,624	2006
	16.544715	18.231542	10.20%	26,001	2005
	14.960970	16.544715	10.59%	1,574	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.432802	17.708621	-3.93%	270,439	2007
	16.168555	18.432802	14.00%	159,353	2006
	15.766205	16.168555	2.55%	49,457	2005
	13.649814	15.766205	15.50%	14,095	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.984317	12.368402	3.20%	132,354	2007
	11.587251	11.984317	3.43%	117,922	2006
	11.494784	11.587251	0.80%	80,224	2005
	10.937420	11.494784	5.10%	13,071	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.802660	17.748564	12.31%	86,830	2007
	14.875646	15.802660	6.23%	97,204	2006
	14.379450	14.875646	3.45%	104,333	2005
	13.671725	14.379450	5.18%	55,789	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.035283	15.729765	4.62%	489,277	2007
	12.981744	15.035283	15.82%	436,299	2006
	11.538075	12.981744	12.51%	292,498	2005
	10.000000	11.538075	15.38%	105,147	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.161016	24.235994	4.64%	0	2007
	20.003702	23.161016	15.78%	0	2006
	17.777160	20.003702	12.52%	0	2005
	15.158662	17.777160	17.27%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.561617	-4.38%	40,594	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	14.096606	13.840067	-1.82%	47,686	2007
	13.082010	14.096606	7.76%	82,313	2006
	12.999875	13.082010	0.63%	68,976	2005
	12.119498	12.999875	7.26%	17,117	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.697442	17.154604	2.74%	402,164	2007
	14.748650	16.697442	13.21%	244,328	2006
	14.138262	14.748650	4.32%	91,725	2005
	13.130858	14.138262	7.67%	29,921	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.783803	21.188998	-2.73%	169,218	2007
	19.258207	21.783803	13.11%	99,784	2006
	17.792456	19.258207	8.24%	39,773	2005
	15.133349	17.792456	17.57%	6,919	2004

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	16.021634	14.849750	-7.31%	9,245	2007
	14.010980	16.021634	14.35%	9,087	2006
	13.496539	14.010980	3.81%	9,271	2005
	12.313029	13.496539	9.61%	2,548	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.276123	21.674378	6.90%	0	2007
	16.092143	20.276123	26.00%	0	2006
	14.538385	16.092143	10.69%	0	2005
	12.683202	14.538385	14.63%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.200866	13.740535	4.09%	3,765	2007
	12.691194	13.200866	4.02%	3,966	2006
	12.171471	12.691194	4.27%	1,927	2005
	11.746841	12.171471	3.61%	1,680	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.094552	13.420415	10.96%	185,419	2007
	11.213520	12.094552	7.86%	56,392	2006
	10.000000	11.213520	12.14%	12,593	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.338884	12.540175	1.63%	267,442	2007
	10.541492	12.338884	17.05%	207,130	2006
	10.000000	10.541492	5.41%	84,486	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.300379	10.691737	3.80%	24,397	2007
	10.036905	10.300379	2.63%	6,152	2006
	10.000000	10.036905	0.37%	7,871	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.888066	11.300746	3.79%	351,218	2007
	10.657168	10.888066	2.17%	155,379	2006
	10.393726	10.657168	2.53%	38,337	2005
	10.123619	10.393726	2.67%	4,564	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.551235	17.370623	4.95%	0	2007
	15.141320	16.551235	9.31%	0	2006
	13.686939	15.141320	10.63%	0	2005
	12.603873	13.686939	8.59%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	28.413237	23.186325	-18.40%	152,286	2007
	20.920423	28.413237	35.82%	166,323	2006
	18.163298	20.920423	15.18%	112,722	2005
	13.530910	18.163298	32.24%	50,639	2004

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.797806	17.786607	-0.06%	19,804	2007
	15.981598	17.797806	11.36%	21,567	2006
	15.373394	15.981598	3.96%	39,144	2005
	14.066959	15.373394	9.29%	14,444	2004
	10.000000	14.066959	40.67%	3,995	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.686972	17.280812	10.16%	9,992	2007
	15.000380	15.686972	4.58%	9,024	2006
	14.010856	15.000380	7.06%	10,435	2005
	13.363490	14.010856	4.84%	3,375	2004
	10.000000	13.363490	33.63%	1,211	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.603447	21.366241	8.99%	13,721	2007
	17.101020	19.603447	14.63%	12,913	2006
	15.872381	17.101020	7.74%	11,905	2005
	13.965326	15.872381	13.66%	10,037	2004
	10.000000	13.965326	39.65%	2,253	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.856937	18.461268	3.38%	4,910	2007
	15.480541	17.856937	15.35%	8,441	2006
	15.009864	15.480541	3.14%	11,355	2005
	13.687020	15.009864	9.66%	11,145	2004
	10.000000	13.687020	36.87%	5,472	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.563843	20.584087	0.10%	1,679	2007
	18.261561	20.563843	12.61%	1,744	2006
	17.368350	18.261561	5.14%	2,270	2005
	14.793193	17.368350	17.41%	2,330	2004
	10.000000	14.793193	47.93%	460	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.743553	17.417966	-1.83%	11,875	2007
	15.404684	17.743553	15.18%	12,101	2006
	14.947564	15.404684	3.06%	12,827	2005
	13.466442	14.947564	11.00%	14,635	2004
	10.000000	13.466442	34.66%	2,803	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	20.155172	23.432159	16.26%	918	2007
	16.386127	20.155172	23.00%	968	2006
	14.692453	16.386127	11.53%	1,152	2005
	12.982838	14.692453	13.17%	1,209	2004
	10.000000	12.982838	29.83%	871	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.436105	17.943107	16.24%	23,753	2007
	12.537328	15.436105	23.12%	11,333	2006
	11.254713	12.537328	11.40%	9,653	2005
	10.000000	11.254713	12.55%	3,876	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.279416	12.774928	-3.80%	22,081	2007
	11.201786	13.279416	18.55%	41,169	2006
	10.000000	11.201786	12.02%	3,051	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.616854	16.223342	19.14%	5,133	2007
	14.294051	13.616854	-4.74%	5,153	2006
	14.215716	14.294051	0.55%	6,459	2005
	13.036956	14.215716	9.04%	4,364	2004
	10.000000	13.036956	30.37%	332	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.477480	17.250183	-6.64%	66,774	2007
	15.818406	18.477480	16.81%	62,466	2006
	15.299668	15.818406	3.39%	41,101	2005
	13.590519	15.299668	12.58%	21,981	2004
	10.000000	13.590519	35.91%	10,415	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.184009	16.761198	37.57%	23,768	2007
	11.349262	12.184009	7.36%	1,058	2006
	10.000000	11.349262	13.49%	1,140	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.897925	11.764634	7.95%	58,902	2007
	10.879541	10.897925	0.17%	49,535	2006
	10.863822	10.879541	0.14%	47,300	2005
	10.413001	10.863822	4.33%	39,269	2004
	10.000000	10.413001	4.13%	17,534	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.807242	14.503198	-2.05%	24,327	2007
	13.125399	14.807242	12.81%	25,061	2006
	12.413331	13.125399	5.74%	23,020	2005
	10.329023	12.413331	20.18%	12,795	2004
	7.603070	10.329023	35.85%	2,978	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.936638	17.531735	3.51%	89,043	2007
	14.909312	16.936638	13.60%	80,348	2006
	14.478475	14.909312	2.98%	66,026	2005
	13.306493	14.478475	8.81%	41,292	2004
	10.000000	13.306493	33.06%	28,236	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.408556	16.232610	5.35%	16,082	2007
	13.447233	15.408556	14.59%	20,964	2006
	13.098276	13.447233	2.66%	22,455	2005
	12.676249	13.098276	3.33%	16,555	2004
	10.000000	12.676249	26.76%	1,477	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	16.040210	14.030554	-12.53%	276	2007
	15.714074	16.040210	2.08%	265	2006
	15.097688	15.714074	4.08%	259	2005
	13.788981	15.097688	9.49%	255	2004
	10.000000	13.788981	37.89%	258	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	17.065513	15.165878	-11.13%	2,037	2007
	14.857889	17.065513	14.86%	2,038	2006
	14.381377	14.857889	3.31%	2,038	2005
	13.320016	14.381377	7.97%	1,982	2004
	10.000000	13.320016	33.20%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.678084	16.947745	8.10%	1,529	2007
	13.732760	15.678084	14.17%	742	2006
	13.695033	13.732760	0.28%	1,241	2005
	12.967508	13.695033	5.61%	2.16	2004
	10.000000	12.967508	29.68%	2,049	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.298546	10.002815	-2.87%	248	2007
	10.000000	10.298546	2.99%	249	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.659108	11.049264	3.66%	43,030	2007
	10.402291	10.659108	2.47%	34,354	2006
	10.446467	10.402291	-0.42%	31,733	2005
	10.254363	10.446467	1.87%	20,830	2004
	10.000000	10.254363	2.54%	12,032	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.197170	22.201922	15.65%	205,100	2007
	17.471653	19.197170	9.88%	173,752	2006
	15.190243	17.471653	15.02%	124,708	2005
	13.377903	15.190243	13.55%	47,519	2004
	10.000000	13.377903	33.78%	6,698	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.395506	22.106855	43.59%	51,318	2007
	13.388857	15.395506	14.99%	46,336	2006
	10.000000	13.388857	33.89%	11,890	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.522872	18.494533	-0.15%	121,316	2007
	15.663521	18.522872	18.25%	125,990	2006
	15.047094	15.663521	4.10%	90,555	2005
	13.719547	15.047094	9.68%	53,324	2004
	10.000000	13.719547	37.20%	25,862	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.556756	12.353759	6.90%	44,670	2007
	10.695724	11.556756	8.05%	7,700	2006
	10.000000	10.695724	6.96%	428	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.118680	13.139021	8.42%	60,456	2007
	11.002430	12.118680	10.15%	15,689	2006
	10.000000	11.002430	10.02%	1,213	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.482803	13.670760	9.52%	5,213	2007
	11.210612	12.482803	11.35%	196	2006
	10.000000	11.210612	12.11%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.407887	19.240959	24.88%	50,529	2007
	14.662392	15.407887	5.08%	74,644	2006
	14.094424	14.662392	4.03%	48,880	2005
	13.861724	14.094424	1.68%	40,122	2004
	10.000000	13.861724	38.62%	10,833	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.929789	11.216062	2.62%	322,720	2007
	10.644254	10.929789	2.68%	197,893	2006
	10.594241	10.644254	0.47%	74,524	2005
	10.312578	10.594241	2.73%	42,127	2004
	10.000000	10.312578	3.13%	19,179	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.747258	25.867043	13.71%	72,762	2007
	20.523782	22.747258	10.83%	60,506	2006
	17.636821	20.523782	16.37%	55,366	2005
	14.349148	17.636821	22.91%	23,643	2004
	10.000000	14.349148	43.49%	2,541	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.500984	25.967400	15.41%	3,836	2007
	19.375962	22.500984	16.13%	3,874	2006
	16.543030	19.375962	17.12%	3,925	2005
	14.806560	16.543030	11.73%	7,339	2004
	10.000000	14.806560	48.07%	4,338	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	15.001417	17.313521	15.41%	48,663	2007
	12.913528	15.001417	16.17%	64,276	2006
	11.029257	12.913528	17.08%	65,924	2005
	10.000000	11.029257	10.29%	23,073	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.595759	22.450321	3.96%	10,201	2007
	18.879295	21.595759	14.39%	10,442	2006
	18.692960	18.879295	1.00%	14,126	2005
	16.653600	18.692960	12.25%	12,413	2004
	10.000000	16.653600	66.54%	6,495	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.112000	11.367190	2.30%	253,509	2007
	10.000000	11.112000	11.12%	229,180	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	17.000729	16.310914	-4.06%	24,704	2007
	14.720795	17.000729	15.49%	66,778	2006
	14.434646	14.720795	1.98%	57,588	2005
	13.188961	14.434646	9.44%	23,341	2004
	10.000000	13.188961	31.89%	2,118	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.759128	20.942246	-3.75%	33,156	2007
	18.863905	21.759128	15.35%	42,712	2006
	17.588961	18.863905	7.25%	38,063	2005
	14.415457	17.588961	22.01%	10,971	2004
	10.000000	14.415457	44.15%	1,694	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.031468	20.341744	26.89%	15,959	2007
	12.685336	16.031468	26.38%	10,793	2006
	10.000000	12.685336	26.85%	4,240	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.943158	23.840090	13.83%	2,772	2007
	17.489069	20.943158	19.75%	2,783	2006
	16.099536	17.489069	8.63%	2,826	2005
	13.775628	16.099536	16.87%	2,961	2004
	10.000000	13.775628	37.76%	1,906	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.979195	17.049528	13.82%	127,192	2007
	12.507070	14.979195	19.77%	79,570	2006
	11.517158	12.507070	8.60%	50,671	2005
	10.000000	11.517158	15.17%	9,907	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.892205	11.923696	9.47%	43,575	2007
	9.789202	10.892205	11.27%	30,011	2006
	10.000000	9.789202	-2.11%	16,008	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.242953	15.487109	8.74%	13,872	2007
	13.082126	14.242953	8.87%	13,873	2006
	12.323285	13.082126	6.16%	15,865	2005
	11.541117	12.323285	6.78%	15,962	2004
	10.000000	11.541117	15.41%	9,592	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.268002	11.138031	34.71%	13,494	2007
	7.684530	8.268002	7.59%	5,635	2006
	6.923914	7.684530	10.99%	8,555	2005
	5.952624	6.923914	16.32%	10,480	2004
	5.021131	5.952624	18.55%	5,187	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.860527	17.642610	4.64%	496	2007
	15.436859	16.860527	9.22%	525	2006
	14.115127	15.436859	9.36%	3,015	2005
	12.187076	14.115127	15.82%	3,154	2004
	10.261664	12.187076	17.05%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.711828	16.044555	26.22%	0	2007
	8.792060	12.711828	44.58%	1,128	2006
	6.757977	8.792060	30.10%	2,523	2005
	5.774793	6.757977	17.03%	2,663	2004
	4.353358	5.774793	32.65%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.616725	28.558402	26.27%	47,846	2007
	15.635606	22.616725	44.65%	31,438	2006
	12.011186	15.635606	30.18%	657	2005
	10.261664	12.011186	17.05%	0	2004

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	14.545241	15.024784	3.30%	164,361	2007
	14.156362	14.545241	2.75%	110,792	2006
	14.152545	14.156362	0.03%	26,530	2005
	14.242517	14.152545	-0.63%	10,505	2004
	14.102863	14.242517	0.99%	13,507	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.762979	16.159875	9.46%	6,787	2007
	13.952853	14.762979	5.81%	9,501	2006
	13.576552	13.952853	2.77%	11,979	2005
	12.634137	13.576552	7.46%	13,241	2004
	10.000000	12.634137	26.34%	718	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.535799	19.662660	6.08%	56,531	2007
	15.599446	18.535799	18.82%	27,119	2006
	14.859361	15.599446	4.98%	21,666	2005
	13.124558	14.859361	13.22%	6,981	2004
	10.000000	13.124558	31.25%	3,150	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.762830	15.620961	-0.90%	3,552	2007
	15.188342	15.762830	3.78%	3,940	2006
	14.969638	15.188342	1.46%	2,509	2005
	13.570410	14.969638	10.31%	2,156	2004
	10.000000	13.570410	35.70%	1,759	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.170679	14.420164	1.76%	171,628	2007
	11.641048	14.170679	21.73%	160,179	2006
	10.000000	11.641048	16.41%	4,948	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	18.178848	21.901658	20.48%	3,238	2007
	16.105719	18.178848	12.87%	4,261	2006
	14.400532	16.105719	11.84%	4,641	2005
	12.586788	14.400532	14.41%	6,237	2004
	10.000000	12.586788	25.87%	3,796	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.638066	12.840621	1.60%	12,872	2007
	11.553602	12.638066	9.39%	9,721	2006
	10.000000	11.553602	15.54%	3,284	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.174949	17.161420	6.10%	233,381	2007
	14.427067	16.174949	12.12%	159,053	2006
	13.692407	14.427067	5.37%	12,262	2005
	12.258858	13.692407	11.69%	563	2004
	10.000000	12.258858	22.59%	60	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.458763	10.944829	4.65%	708,267	2007
	10.000000	10.458763	4.59%	243,522	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.440837	10.600857	1.53%	49,541	2007
	10.000000	10.440837	4.41%	10,679	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.741225	12.111276	12.76%	15,543	2007
	10.000000	10.741225	7.41%	7,606	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.267965	11.327974	10.32%	103,457	2007
	10.000000	10.267965	2.68%	54,715	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.799507	-2.00%	6,072	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.272235	14.512438	1.68%	8,091	2007
	13.086687	14.272235	9.06%	11,547	2006
	12.963415	13.086687	0.95%	16,349	2005
	11.941737	12.963415	8.56%	26,088	2004
	10.000000	11.941737	19.42%	5,658	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.388285	11.583704	1.72%	31,792	2007
	10.442736	11.388285	9.05%	20,339	2006
	10.000000	10.442736	4.43%	13,859	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	34.804302	49.821966	43.15%	3,566	2007
	25.893704	34.804302	34.41%	4,940	2006
	19.844365	25.893704	30.48%	5,174	2005
	16.710884	19.844365	18.75%	5,238	2004
	10.000000	16.710884	67.11%	2,969	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.664232	29.633297	43.40%	33,840	2007
	15.346624	20.664232	34.65%	27,210	2006
	11.747354	15.346624	30.64%	21,769	2005
	10.000000	11.747354	17.47%	2,933	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.552315	26.695327	18.37%	671	2007
	16.654605	22.552315	35.41%	892	2006
	15.906209	16.654605	4.71%	921	2005
	12.451615	15.906209	27.74%	1,013	2004
	10.000000	12.451615	24.52%	614	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.965765	21.351010	-2.80%	986	2007
	18.550938	21.965765	18.41%	1,013	2006
	16.981872	18.550938	9.24%	1,039	2005
	14.261747	16.981872	19.07%	1,131	2004
	10.000000	14.261747	42.62%	1,047	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	17.424520	18.409051	5.65%	204,202	2007
	17.099900	17.424520	1.90%	127,423	2006
	16.793946	17.099900	1.82%	67,327	2005
	16.494330	16.793946	1.82%	28,160	2004
	16.400486	16.494330	0.57%	8,538	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.841090	17.636703	11.34%	637	2007
	15.683700	15.841090	1.00%	651	2006
	14.702011	15.683700	6.68%	682	2005
	13.862071	14.702011	6.06%	856	2004
	10.000000	13.862071	38.62%	1,230	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.618183	11.827234	11.39%	8,117	2007
	10.514369	10.618183	0.99%	6,752	2006
	9.851960	10.514369	6.72%	6,820	2005
	10.000000	9.851960	-1.48%	4,158	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.860812	11.713296	7.85%	7,432	2007
	10.000000	10.860812	8.61%	624	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.612509	12.065159	3.90%	151,408	2007
	11.093142	11.612509	4.68%	47,244	2006
	10.890089	11.093142	1.86%	42,459	2005
	10.553714	10.890089	3.19%	44,760	2004
	9.919273	10.553714	6.40%	20,074	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	12.416152	12.958668	4.37%	251,312	2007
	11.613758	12.416152	6.91%	253,915	2006
	11.272511	11.613758	3.03%	339,259	2005
	10.668780	11.272511	5.66%	127,915	2004
	9.516564	10.668780	12.11%	25,549	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	13.153254	13.702051	4.17%	753,384	2007
	11.979453	13.153254	9.80%	627,087	2006
	11.532734	11.979453	3.87%	238,589	2005
	10.678199	11.532734	8.00%	176,670	2004
	9.020903	10.678199	18.37%	31,069	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	14.110426	14.767442	4.66%	1,122,545	2007
	12.493570	14.110426	12.94%	917,155	2006
	11.833566	12.493570	5.58%	167,917	2005
	10.706793	11.833566	10.52%	142,701	2004
	8.574196	10.706793	24.87%	3,273	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	14.742058	15.400568	4.47%	10,526	2007
	12.792856	14.742058	15.24%	26,929	2006
	12.020568	12.792856	6.42%	26,232	2005
	10.691584	12.020568	12.43%	24,143	2004
	8.222834	10.691584	30.02%	11,286	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.702617	17.905015	7.20%	128,140	2007
	15.449073	16.702617	8.11%	76,594	2006
	14.295467	15.449073	8.07%	10,011	2005
	12.584085	14.295467	13.60%	8,534	2004
	10.000000	12.584085	25.84%	1,506	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	15.363340	16.292154	6.05%	44,304	2007
	14.178717	15.363340	8.35%	47,431	2006
	12.827455	14.178717	10.53%	34,765	2005
	11.241109	12.827455	14.11%	35,456	2004
	8.466716	11.241109	32.77%	22,571	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	13.523375	13.972032	3.32%	207,394	2007
	13.120467	13.523375	3.07%	183,348	2006
	12.960454	13.120467	1.23%	68,099	2005
	13.038682	12.960454	-0.60%	192,784	2004
	13.141597	13.038682	-0.78%	5,084	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.676563	21.950272	1.26%	2,844	2007
	17.960019	21.676563	20.69%	2,859	2006
	16.293867	17.960019	10.23%	2,859	2005
	13.771025	16.293867	18.32%	2,861	2004
	10.000000	13.771025	37.71%	2,149	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	15.274950	15.466297	1.25%	140,636	2007
	12.655579	15.274950	20.70%	114,663	2006
	11.480025	12.655579	10.24%	19,114	2005
	10.000000	11.480025	14.80%	11,261	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.576105	17.895428	7.96%	13,403	2007
	16.323538	16.576105	1.55%	11,584	2006
	15.365994	16.323538	6.23%	10,346	2005
	13.770755	15.365994	11.58%	18,744	2004
	10.000000	13.770755	37.71%	16,536	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	22.608166	20.678538	-8.54%	20,502	2007
	19.580621	22.608166	15.46%	18,747	2006
	19.320481	19.580621	1.35%	18,774	2005
	16.748157	19.320481	15.36%	25,033	2004
	10.000000	16.748157	67.48%	15,936	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.924832	21.021142	0.46%	50,166	2007
	18.989474	20.924832	10.19%	54,395	2006
	17.193948	18.989474	10.44%	26,858	2005
	14.680450	17.193948	17.12%	21,145	2004
	10.000000	14.680450	46.80%	6,101	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.763539	17.832190	6.37%	179,015	2007
	14.991843	16.763539	11.82%	119,606	2006
	14.204152	14.991843	5.55%	1,223	2005
	13.151931	14.204152	8.00%	0	2004
	10.000000	13.151931	31.52%	0	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.768363	19.838852	18.31%	1,224	2007
	15.365243	16.768363	9.13%	1,260	2006
	15.704545	15.365243	-2.16%	1,337	2005
	15.310126	15.704545	2.58%	1,545	2004
	10.000000	15.310126	53.10%	1,524	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.651796	13.774634	18.22%	6,545	2007
	10.626803	11.651796	9.65%	1,053	2006
	10.861466	10.626803	-2.16%	361	2005
	10.000000	10.861466	8.61%	361	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.860137	21.503253	20.40%	11,555	2007
	18.205009	17.860137	-1.89%	11,969	2006
	16.528990	18.205009	10.14%	7,512	2005
	14.954334	16.528990	10.53%	6,576	2004
	10.000000	14.954334	49.54%	1,460	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.396690	17.664922	-3.98%	135,739	2007
	16.145038	18.396690	13.95%	108,328	2006
	15.751236	16.145038	2.50%	19,689	2005
	13.643766	15.751236	15.45%	13,760	2004
	10.000000	13.643766	36.44%	3,413	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.652006	14.082354	3.15%	34,127	2007
	13.206364	13.652006	3.37%	29,693	2006
	13.107595	13.206364	0.75%	25,634	2005
	12.478382	13.107595	5.04%	13,376	2004
	11.287848	12.478382	10.55%	948	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.771697	17.704769	12.26%	24,223	2007
	14.854010	15.771697	6.18%	24,750	2006
	14.365802	14.854010	3.40%	20,657	2005
	13.665671	14.365802	5.12%	13,987	2004
	10.000000	13.665671	36.66%	2,454	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.015050	15.700597	4.57%	94,759	2007
	12.970830	15.015050	15.76%	77,537	2006
	11.534215	12.970830	12.46%	35,380	2005
	10.000000	11.534215	15.34%	12,527	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.115649	24.176192	4.59%	8,775	2007
	19.974612	23.115649	15.73%	10,382	2006
	17.760277	19.974612	12.47%	11,274	2005
	15.151944	17.760277	17.21%	11,332	2004
	10.000000	15.151944	51.52%	4,181	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.558374	-4.42%	5,089	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	14.068968	13.805897	-1.87%	31,421	2007
	13.062968	14.068968	7.70%	25,908	2006
	12.987520	13.062968	0.58%	24,723	2005
	12.114122	12.987520	7.21%	20,379	2004
	10.000000	12.114122	21.14%	5,059	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.664740	17.112284	2.69%	188,711	2007
	14.727210	16.664740	13.16%	155,211	2006
	14.124841	14.727210	4.26%	24,734	2005
	13.125040	14.124841	7.62%	22,766	2004
	10.000000	13.125040	31.25%	11,083	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.741129	21.136700	-2.78%	46,074	2007
	19.230206	21.741129	13.06%	30,893	2006
	17.775573	19.230206	8.18%	4,020	2005
	15.126640	17.775573	17.51%	2,774	2004
	10.000000	15.126640	51.27%	1,212	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.991919	14.814649	-7.36%	680	2007
	13.992066	15.991919	14.29%	696	2006
	13.485135	13.992066	3.76%	2,368	2005
	12.308863	13.485135	9.56%	1,771	2004
	10.000000	12.308863	23.09%	2,551	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.238481	21.623130	6.84%	5,175	2007
	16.070390	20.238481	25.94%	5,175	2006
	14.526080	16.070390	10.63%	5,537	2005
	12.678909	14.526080	14.57%	5,537	2004
	10.000000	12.678909	26.79%	2,042	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.176388	13.708071	4.04%	419	2007
	12.674067	13.176388	3.96%	419	2006
	12.161196	12.674067	4.22%	125	2005
	11.742875	12.161196	3.56%	0	2004
	10.000000	11.742875	17.43%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.084362	13.402269	10.91%	87,479	2007
	11.209742	12.084362	7.80%	17,226	2006
	10.000000	11.209742	12.10%	2,898	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.328510	12.523251	1.58%	52,217	2007
	10.537954	12.328510	16.99%	41,416	2006
	10.000000	10.537954	5.38%	14,967	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.291711	10.677294	3.75%	23,107	2007
	10.033533	10.291711	2.57%	6,272	2006
	10.000000	10.033533	0.34%	4,402	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.867872	11.274040	3.74%	175,306	2007
	10.642778	10.867872	2.11%	101,025	2006
	10.384934	10.642778	2.48%	5,226	2005
	10.120184	10.384934	2.62%	630	2004
	10.000000	10.120184	1.20%	236	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.517771	17.326672	4.90%	114	2007
	15.118343	16.517771	9.26%	114	2006
	13.673068	15.118343	10.57%	211	2005
	12.597484	13.673068	8.54%	211	2004
	10.000000	12.597484	25.97%	211	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	28.355777	23.127628	-18.44%	33,399	2007
	20.888661	28.355777	35.75%	41,122	2006
	18.144891	20.888661	15.12%	46,694	2005
	13.524052	18.144891	34.17%	18,539	2004
	10.000000	13.524052	35.24%	7,665	2003*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.762884	17.742648	-0.11%	77,898	2007
	15.958306	17.762884	11.31%	86,736	2006
	15.358766	15.958306	3.90%	102,735	2005
	14.060710	15.358766	9.23%	67,261	2004
	10.000000	14.060710	40.61%	43,308	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.656207	17.238130	10.10%	39,272	2007
	14.978539	15.656207	4.52%	40,444	2006
	13.997531	14.978539	7.01%	31,976	2005
	13.357568	13.997531	4.79%	29,808	2004
	10.000000	13.357568	33.58%	15,514	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.565008	21.313470	8.94%	43,263	2007
	17.076125	19.565008	14.58%	55,829	2006
	15.857282	17.076125	7.69%	52,174	2005
	13.959121	15.857282	13.60%	55,561	2004
	10.000000	13.959121	39.59%	13,913	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.821918	18.415677	3.33%	67,869	2007
	15.457992	17.821918	15.29%	75,193	2006
	14.995589	15.457992	3.08%	86,754	2005
	13.680938	14.995589	9.61%	98,766	2004
	10.000000	13.680938	36.81%	71,116	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.523508	20.533228	0.05%	10,001	2007
	18.234958	20.523508	12.55%	12,330	2006
	17.351820	18.234958	5.09%	13,825	2005
	14.786619	17.351820	17.35%	37,697	2004
	10.000000	14.786619	47.87%	26,890	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.708752	17.374932	-1.89%	33,474	2007
	15.382250	17.708752	15.12%	40,223	2006
	14.933343	15.382250	3.01%	49,211	2005
	13.460462	14.933343	10.94%	49,591	2004
	10.000000	13.460462	34.60%	32,253	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	20.115677	23.374323	16.20%	16,751	2007
	16.362291	20.115677	22.94%	17,669	2006
	14.678498	16.362291	11.47%	19,198	2005
	12.977083	14.678498	13.11%	22,276	2004
	10.000000	12.977083	29.77%	69,616	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.415331	17.909821	16.18%	108,545	2007
	12.526789	15.415331	23.06%	43,643	2006
	11.250930	12.526789	11.34%	50,297	2005
	10.000000	11.250930	12.51%	38,110	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.268243	12.757676	-3.85%	127,661	2007
	11.198017	13.268243	18.49%	53,658	2006
	10.000000	11.198017	11.98%	39,331	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.590179	16.183312	19.08%	31,861	2007
	14.273272	13.590179	-4.79%	47,247	2006
	14.202224	14.273272	0.50%	54,502	2005
	13.031173	14.202224	8.99%	56,851	2004
	10.000000	13.031173	30.31%	17,286	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.441267	17.207602	-6.69%	306,634	2007
	15.795388	18.441267	16.75%	403,352	2006
	15.285127	15.795388	3.34%	366,181	2005
	13.584488	15.285127	12.52%	202,715	2004
	10.000000	13.584488	35.84%	51,603	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.173767	16.738584	37.50%	107,635	2007
	11.345458	12.173767	7.30%	9,981	2006
	10.000000	11.345458	13.45%	4,825	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.875866	11.734834	7.90%	335,707	2007
	10.863014	10.875866	0.12%	381,295	2006
	10.852808	10.863014	0.09%	454,638	2005
	10.407723	10.852808	4.28%	248,557	2004
	10.000000	10.407723	4.08%	62,113	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.841632	20.403261	-2.10%	104,136	2007
	18.483738	20.841632	12.76%	110,670	2006
	17.489811	18.483738	5.68%	111,621	2005
	14.560499	17.489811	20.12%	74,169	2004
	10.000000	14.560499	45.60%	27,575	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.903452	17.488454	3.46%	404,933	2007
	14.887634	16.903452	13.54%	447,761	2006
	14.464722	14.887634	2.92%	336,311	2005
	13.300594	14.464722	8.75%	292,449	2004
	10.000000	13.300594	33.01%	91,476	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.378321	16.192496	5.29%	60,371	2007
	13.427643	15.378321	14.53%	85,960	2006
	13.085819	13.427643	2.61%	105,732	2005
	12.670615	13.085819	3.28%	116,951	2004
	10.000000	12.670615	26.71%	33,979	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	16.008777	13.995914	-12.57%	8,040	2007
	15.691217	16.008777	2.02%	18,194	2006
	15.083336	15.691217	4.03%	20,561	2005
	13.782864	15.083336	9.44%	21,979	2004
	10.000000	13.782864	37.83%	4,764	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	17.032044	15.128411	-11.18%	3,269	2007
	14.836247	17.032044	14.80%	10,422	2006
	14.367706	14.836247	3.26%	11,917	2005
	13.314101	14.367706	7.91%	12,110	2004
	10.000000	13.314101	33.14%	8,671	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.647362	16.905907	8.04%	6,673	2007
	13.712783	15.647362	14.11%	6,673	2006
	13.682024	13.712783	0.22%	6,673	2005
	12.961759	13.682024	5.56%	6,987	2004
	10.000000	12.961759	29.62%	4,126	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.295091	9.994350	-2.92%	44,300	2007
	10.000000	10.295091	2.95%	5,795	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.638170	11.021944	3.61%	272,636	2007
	10.387117	10.638170	2.42%	269,005	2006
	10.436517	10.387117	-0.47%	285,759	2005
	10.249802	10.436517	1.82%	245,696	2004
	10.000000	10.249802	2.50%	160,738	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.159517	22.147092	15.59%	968,774	2007
	17.446211	19.159517	9.82%	1,028,432	2006
	15.175802	17.446211	14.96%	837,114	2005
	13.371956	15.175802	13.49%	552,525	2004
	10.000000	13.371956	33.72%	128,890	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.382582	22.077040	43.52%	191,217	2007
	13.384377	15.382582	14.93%	148,117	2006
	10.000000	13.384377	33.84%	62,123	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.486577	18.448877	-0.20%	532,404	2007
	15.640738	18.486577	18.20%	575,385	2006
	15.032805	15.640738	4.04%	552,083	2005
	13.713454	15.032805	9.62%	458,589	2004
	10.000000	13.713454	37.13%	122,982	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.547024	12.337060	6.84%	99,245	2007
	10.692124	11.547024	8.00%	49,923	2006
	10.000000	10.692124	6.92%	20,386	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.108491	13.121284	8.36%	236,478	2007
	10.998738	12.108491	10.09%	92,256	2006
	10.000000	10.998738	9.99%	23,257	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.472291	13.652292	9.46%	23,246	2007
	11.206846	12.472291	11.29%	11,164	2006
	10.000000	11.206846	12.07%	1,270	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.377648	19.193419	24.81%	201,148	2007
	14.641028	15.377648	5.03%	205,545	2006
	14.081010	14.641028	3.98%	260,533	2005
	13.855566	14.081010	1.63%	228,955	2004
	10.000000	13.855566	38.56%	82,359	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.908344	11.188349	2.57%	787,531	2007
	10.628749	10.908344	2.63%	487,654	2006
	10.584151	10.628749	0.42%	365,199	2005
	10.307985	10.584151	2.68%	339,055	2004
	10.000000	10.307985	3.08%	86,690	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.702642	25.803141	13.66%	357,497	2007
	20.493894	22.702642	10.78%	326,798	2006
	17.620039	20.493894	16.31%	321,361	2005
	14.342766	17.620039	22.85%	167,677	2004
	10.000000	14.342766	43.43%	42,216	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.456893	25.903296	15.35%	15,668	2007
	19.347779	22.456893	16.07%	16,279	2006
	16.527318	19.347779	17.07%	19,668	2005
	14.799998	16.527318	11.67%	25,975	2004
	10.000000	14.799998	48.00%	13,238	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.981232	17.281415	15.35%	268,473	2007
	12.902681	14.981232	16.11%	253,871	2006
	11.025556	12.902681	17.03%	220,399	2005
	10.000000	11.025556	10.26%	139,577	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.553444	22.394909	3.90%	31,981	2007
	18.851828	21.553444	14.33%	36,083	2006
	18.675210	18.851828	0.95%	40,480	2005
	16.646222	18.675210	12.19%	87,906	2004
	10.000000	16.646222	66.46%	29,687	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.108263	11.357564	2.24%	327,419	2007
	10.000000	11.108263	11.08%	132,183	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.967418	16.270657	-4.11%	208,499	2007
	14.699382	16.967418	15.43%	325,207	2006
	14.420927	14.699382	1.93%	318,822	2005
	13.183104	14.420927	9.39%	253,196	2004
	10.000000	13.183104	31.83%	76,060	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.716467	20.890543	-3.80%	155,002	2007
	18.836445	21.716467	15.29%	152,216	2006
	17.572243	18.836445	7.19%	152,109	2005
	14.409060	17.572243	21.95%	99,126	2004
	10.000000	14.409060	44.09%	28,316	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.017982	20.314283	26.82%	81,524	2007
	12.681079	16.017982	26.31%	57,979	2006
	10.000000	12.681079	26.81%	27,830	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.902132	23.781263	13.77%	25,691	2007
	17.463638	20.902132	19.69%	29,508	2006
	16.084249	17.463638	8.58%	34,831	2005
	13.769523	16.084249	16.81%	45,175	2004
	10.000000	13.769523	37.70%	55,453	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.959026	17.017897	13.76%	425,324	2007
	12.496550	14.959026	19.71%	276,300	2006
	11.513291	12.496550	8.54%	191,710	2005
	10.000000	11.513291	15.13%	92,087	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.883058	11.907617	9.41%	360,036	2007
	9.785907	10.883058	11.21%	175,624	2006
	10.000000	9.785907	-2.14%	93,810	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.215050	15.448892	8.68%	29,226	2007
	13.063102	14.215050	8.82%	34,635	2006
	12.311583	13.063102	6.10%	41,690	2005
	11.536001	12.311583	6.72%	39,744	2004
	10.000000	11.536001	15.36%	22,720	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.295382	23.287160	34.64%	71,141	2007
	16.082991	17.295382	7.54%	46,143	2006
	14.498416	16.082991	10.93%	53,786	2005
	12.470909	14.498416	16.26%	55,077	2004
	10.000000	12.470909	24.71%	49,985	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.829258	17.600922	4.59%	1,804	2007
	15.416025	16.829258	9.17%	1,532	2006
	14.103200	15.416025	9.31%	1,751	2005
	12.182950	14.103200	15.76%	1,269	2004
	10.000000	12.182950	21.83%	1,170	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.663379	39.944347	26.15%	2,562	2007
	21.910860	31.663379	44.51%	2,598	2006
	16.850186	21.910860	30.03%	3,003	2005
	14.406047	16.850186	16.97%	3,099	2004
	10.000000	14.406047	44.06%	35,699	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.417829	27.030761	26.21%	281,836	2007
	14.814258	21.417829	44.58%	161,679	2006
	11.385981	14.814258	30.11%	4,536	2005
	10.000000	11.385981	13.86%	1,080	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.265712	10.598750	3.24%	836,695	2007
	9.996311	10.265712	2.70%	646,263	2006
	9.998672	9.996311	-0.02%	554,206	2005
	10.067340	9.998672	-0.68%	281,622	2004
	10.000000	10.067340	0.67%	80,033	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.734025	16.119965	9.41%	34,467	2007
	13.932529	14.734025	5.75%	37,379	2006
	13.563648	13.932529	2.72%	41,052	2005
	12.628530	13.563648	7.40%	30,982	2004
	10.000000	12.628530	26.29%	8,574	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.499487	19.614133	6.03%	256,495	2007
	15.576752	18.499487	18.76%	109,410	2006
	14.845260	15.576752	4.93%	68,403	2005
	13.118740	14.845260	13.16%	49,754	2004
	10.000000	13.118740	31.19%	21,203	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.731913	15.582366	-0.95%	20,815	2007
	15.166231	15.731913	3.73%	18,749	2006
	14.955415	15.166231	1.41%	17,320	2005
	13.564388	14.955415	10.25%	17,411	2004
	10.000000	13.564388	35.64%	1,634	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.158762	14.400680	1.71%	356,500	2007
	11.637140	14.158762	21.67%	219,278	2006
	10.000000	11.637140	16.37%	20,403	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	18.142063	21.846209	20.42%	58,048	2007
	16.081256	18.142063	12.81%	25,578	2006
	14.385932	16.081256	11.78%	28,315	2005
	12.580409	14.385932	14.35%	29,722	2004
	10.000000	12.580409	25.80%	54,328	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.627421	12.823261	1.55%	64,034	2007
	11.549723	12.627421	9.33%	71,091	2006
	10.000000	11.549723	15.50%	15,613	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.144926	17.120830	6.04%	479,450	2007
	14.407573	16.144926	12.06%	220,189	2006
	13.680826	14.407573	5.31%	128,858	2005
	12.254702	13.680826	11.64%	28,921	2004
	10.000000	12.254702	22.55%	5,398	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.455243	10.935557	4.59%	687,345	2007
	10.000000	10.455243	4.55%	59,728	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.437325	10.591896	1.48%	488,273	2007
	10.000000	10.437325	4.37%	56,608	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.737612	12.101040	12.70%	143,395	2007
	10.000000	10.737612	7.38%	49,873	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.264514	11.318398	10.27%	237,288	2007
	10.000000	10.264514	2.65%	82,867	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.796181	-2.04%	155,532	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.244264	14.476609	1.63%	35,435	2007
	13.067644	14.244264	9.00%	49,667	2006
	12.951087	13.067644	0.90%	101,259	2005
	11.936431	12.951087	8.50%	392,259	2004
	10.000000	11.936431	19.36%	584,884	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.378717	11.568076	1.66%	180,265	2007
	10.439233	11.378717	9.00%	162,883	2006
	10.000000	10.439233	4.39%	101,280	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	34.736132	49.699069	43.08%	4,912	2007
	25.856052	34.736132	34.34%	6,790	2006
	19.825524	25.856052	30.42%	7,489	2005
	16.703476	19.825524	18.69%	12,542	2004
	10.000000	16.703476	67.03%	41,971	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.636451	29.578397	43.33%	167,871	2007
	15.333741	20.636451	34.58%	111,821	2006
	11.743412	15.333741	30.57%	114,043	2005
	10.000000	11.743412	17.43%	44,329	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.508101	26.629408	18.31%	853	2007
	16.630360	22.508101	35.34%	898	2006
	15.891079	16.630360	4.65%	919	2005
	12.446076	15.891079	27.68%	1,769	2004
	10.000000	12.446076	24.46%	1,157	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.922745	21.298334	-2.85%	3,237	2007
	18.523958	21.922745	18.35%	3,250	2006
	16.965739	18.523958	9.18%	3,592	2005
	14.255420	16.965739	19.01%	5,726	2004
	10.000000	14.255420	42.55%	643	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.622012	11.216466	5.60%	901,234	2007
	10.429398	10.622012	1.85%	844,832	2006
	10.247972	10.429398	1.77%	511,145	2005
	10.070236	10.247972	1.76%	381,349	2004
	10.000000	10.070236	0.70%	147,726	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.810013	17.593134	11.28%	4,184	2007
	15.660846	15.810013	0.95%	4,948	2006
	14.688013	15.660846	6.62%	5,102	2005
	13.855914	14.688013	6.01%	6,067	2004
	10.000000	13.855914	38.56%	4,257	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.603887	11.805302	11.33%	87,104	2007
	10.505537	10.603887	0.94%	83,178	2006
	9.848659	10.505537	6.67%	88,814	2005
	10.000000	9.848659	-1.51%	51,524	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.857171	11.703384	7.79%	139,997	2007
	10.000000	10.857171	8.57%	3,997	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.812489	12.266666	3.84%	455,144	2007
	11.289903	11.812489	4.63%	468,876	2006
	11.088873	11.289903	1.81%	426,744	2005
	10.751819	11.088873	3.13%	319,168	2004
	10.000000	10.751819	7.52%	132,074	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	13.326598	13.901805	4.32%	687,717	2007
	12.471677	13.326598	6.85%	591,527	2006
	12.111358	12.471677	2.98%	519,248	2005
	11.468511	12.111358	5.61%	386,961	2004
	10.000000	11.468511	14.69%	90,301	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	15.048914	15.668811	4.12%	1,472,616	2007
	13.712890	15.048914	9.74%	1,390,859	2006
	13.208219	13.712890	3.82%	1,198,278	2005
	12.235735	13.208219	7.95%	915,404	2004
	10.000000	12.235735	22.36%	250,247	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	17.202882	17.994723	4.60%	920,399	2007
	15.239381	17.202882	12.88%	724,201	2006
	14.441630	15.239381	5.52%	525,881	2005
	13.073147	14.441630	10.47%	309,528	2004
	10.000000	13.073147	30.73%	83,651	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.922615	19.757788	4.41%	149,946	2007
	16.428965	18.922615	15.18%	120,642	2006
	15.444974	16.428965	6.37%	117,996	2005
	13.744350	15.444974	12.37%	90,637	2004
	10.000000	13.744350	37.44%	17,309	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.671625	17.862683	7.14%	253,910	2007
	15.428208	16.671625	8.06%	128,407	2006
	14.283377	15.428208	8.02%	95,724	2005
	12.579819	14.283377	13.54%	134,682	2004
	10.000000	12.579819	25.80%	13,655	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.561682	20.733734	5.99%	121,653	2007
	18.062463	19.561682	8.30%	173,859	2006
	16.349330	18.062463	10.48%	143,788	2005
	14.334701	16.349330	14.05%	100,153	2004
	10.000000	14.334701	43.35%	37,197	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	10.274739	10.610205	3.26%	1,500,519	2007
	9.973663	10.274739	3.02%	902,697	2006
	9.857014	9.973663	1.18%	916,418	2005
	9.921541	9.857014	-0.65%	681,765	2004
	10.000000	9.921541	-0.78%	1,234,124	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.636358	21.898391	1.21%	3,764	2007
	17.935769	21.636358	20.63%	3,831	2006
	16.280107	17.935769	10.17%	4,483	2005
	13.766371	16.280107	18.26%	8,285	2004
	10.000000	13.766371	37.66%	3,421	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	15.254414	15.437631	1.20%	354,743	2007
	12.644950	15.254414	20.64%	393,325	2006
	11.476180	12.644950	10.18%	200,594	2005
	10.000000	11.476180	14.76%	88,257	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.543600	17.851211	7.90%	60,057	2007
	16.299770	16.543600	1.50%	59,500	2006
	15.351382	16.299770	6.18%	56,858	2005
	13.764641	15.351382	11.53%	55,525	2004
	10.000000	13.764641	37.65%	23,708	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	22.563861	20.627490	-8.58%	74,844	2007
	19.552135	22.563861	15.40%	105,885	2006
	19.302125	19.552135	1.30%	167,759	2005
	16.740734	19.302125	15.30%	151,138	2004
	10.000000	16.740734	67.41%	71,934	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.883817	20.969244	0.41%	203,013	2007
	18.961845	20.883817	10.14%	196,773	2006
	17.177624	18.961845	10.39%	249,028	2005
	14.673942	17.177624	17.06%	174,227	2004
	10.000000	14.673942	46.74%	84,570	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.730660	17.788128	6.32%	350,707	2007
	14.970013	16.730660	11.76%	146,693	2006
	14.190647	14.970013	5.49%	40,319	2005
	13.146093	14.190647	7.95%	15,203	2004
	10.000000	13.146093	31.46%	4,030	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.735475	19.789859	18.25%	2,987	2007
	15.342876	16.735475	9.08%	3,589	2006
	15.689624	15.342876	-2.21%	4,003	2005
	15.303329	15.689624	2.52%	7,509	2004
	10.000000	15.303329	53.03%	10,914	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.636105	13.749078	18.16%	31,750	2007
	10.617860	11.636105	9.59%	26,723	2006
	10.857818	10.617860	-2.21%	13,919	2005
	10.000000	10.857818	8.58%	22,515	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.825135	21.450184	20.34%	38,452	2007
	18.178524	17.825135	-1.94%	46,684	2006
	16.513288	18.178524	10.08%	42,670	2005
	14.947701	16.513288	10.47%	17,200	2004
	10.000000	14.947701	49.48%	15,390	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.360628	17.621298	-4.03%	289,025	2007
	16.121537	18.360628	13.89%	156,380	2006
	15.736262	16.121537	2.45%	84,976	2005
	13.637692	15.736262	15.39%	98,114	2004
	10.000000	13.637692	36.38%	8,667	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.937331	12.307348	3.10%	337,241	2007
	11.553509	11.937331	3.32%	263,981	2006
	11.472906	11.553509	0.70%	307,119	2005
	10.927700	11.472906	4.99%	184,358	2004
	10.000000	10.927700	9.28%	67,097	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.740770	17.661036	12.20%	241,874	2007
	14.832392	15.740770	6.12%	278,992	2006
	14.352146	14.832392	3.35%	269,767	2005
	13.659602	14.352146	5.07%	238,899	2004
	10.000000	13.659602	36.60%	87,018	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.994840	15.671476	4.51%	419,723	2007
	12.959922	14.994840	15.70%	410,497	2006
	11.530336	12.959922	12.40%	525,274	2005
	10.000000	11.530336	15.30%	196,064	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.070354	24.116522	4.53%	58,010	2007
	19.945565	23.070354	15.67%	62,693	2006
	17.743416	19.945565	12.41%	75,759	2005
	15.145229	17.743416	17.16%	88,228	2004
	10.000000	15.145229	51.45%	73,460	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.555134	-4.45%	79,594	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	14.041365	13.771779	-1.92%	93,629	2007
	13.043934	14.041365	7.65%	486,193	2006
	12.975171	13.043934	0.53%	612,349	2005
	12.108744	12.975171	7.16%	554,197	2004
	10.000000	12.108744	21.09%	128,500	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.632094	17.070052	2.63%	454,211	2007
	14.705781	16.632094	13.10%	288,485	2006
	14.111421	14.705781	4.21%	164,966	2005
	13.119209	14.111421	7.56%	126,756	2004
	10.000000	13.119209	31.19%	67,980	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.698510	21.084518	-2.83%	172,356	2007
	19.202224	21.698510	13.00%	109,053	2006
	17.758675	19.202224	8.13%	67,579	2005
	15.119925	17.758675	17.45%	49,177	2004
	10.000000	15.119925	51.20%	25,021	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.962242	14.779624	-7.41%	13,170	2007
	13.973162	15.962242	14.24%	18,740	2006
	13.473727	13.973162	3.71%	20,472	2005
	12.304689	13.473727	9.50%	12,763	2004
	10.000000	12.304689	23.05%	3,443	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.200971	21.572042	6.79%	3,102	2007
	16.048711	20.200971	25.87%	5,353	2006
	14.513815	16.048711	10.58%	5,454	2005
	12.674623	14.513815	14.51%	5,566	2004
	10.000000	12.674623	26.75%	6,235	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.151940	13.675659	3.98%	6,034	2007
	12.656952	13.151940	3.91%	6,111	2006
	12.150914	12.656952	4.16%	9,775	2005
	11.738902	12.150914	3.51%	6,699	2004
	10.000000	11.738902	17.39%	3,146	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.074198	13.384160	10.85%	264,643	2007
	11.205989	12.074198	7.75%	109,212	2006
	10.000000	11.205989	12.06%	8,357	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.318145	12.506342	1.53%	351,436	2007
	10.534414	12.318145	16.93%	330,022	2006
	10.000000	10.534414	5.34%	81,718	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.283046	10.662865	3.69%	95,280	2007
	10.030158	10.283046	2.52%	59,911	2006
	10.000000	10.030158	0.30%	9,197	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.847690	11.247361	3.68%	439,317	2007
	10.628384	10.847690	2.06%	221,135	2006
	10.376142	10.628384	2.43%	141,501	2005
	10.116754	10.376142	2.56%	65,085	2004
	10.000000	10.116754	1.17%	7,553	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.484339	17.282785	4.84%	11,103	2007
	15.095375	16.484339	9.20%	12,875	2006
	13.659211	15.095375	10.51%	14,907	2005
	12.591098	13.659211	8.48%	32,057	2004
	10.000000	12.591098	25.91%	26,836	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	28.298435	23.069086	-18.48%	170,308	2007
	20.856958	28.298435	35.68%	203,665	2006
	18.126507	20.856958	15.06%	193,410	2005
	13.517197	18.126507	34.10%	154,112	2004
	10.000000	13.517197	35.17%	64,625	2003*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.728058	17.698833	-0.16%	18,177	2007
	15.935087	17.728058	11.25%	14,353	2006
	15.344172	15.935087	3.85%	17,776	2005
	14.054469	15.344172	9.18%	19,278	2004
	10.000000	14.054469	40.54%	13,336	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.625489	17.195532	10.05%	7,728	2007
	14.956719	15.625489	4.47%	4,015	2006
	13.984209	14.956719	6.95%	4,355	2005
	13.351626	13.984209	4.74%	4,381	2004
	10.000000	13.351626	33.52%	3,357	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.526618	21.260802	8.88%	9,258	2007
	17.051255	19.526618	14.52%	5,791	2006
	15.842196	17.051255	7.63%	3,454	2005
	13.952921	15.842196	13.54%	4,044	2004
	10.000000	13.952921	39.53%	3,245	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.787012	18.370232	3.28%	24,774	2007
	15.435528	17.787012	15.23%	27,428	2006
	14.981350	15.435528	3.03%	28,067	2005
	13.674879	14.981350	9.55%	28,181	2004
	10.000000	13.674879	36.75%	26,765	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.483276	20.482521	0.00%	0	2007
	18.208430	20.483276	12.49%	784	2006
	17.335345	18.208430	5.04%	959	2005
	14.780072	17.335345	17.29%	150	2004
	10.000000	14.780072	47.80%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.674024	17.332005	-1.94%	5,276	2007
	15.359858	17.674024	15.07%	5,487	2006
	14.919143	15.359858	2.95%	8,206	2005
	13.454487	14.919143	10.89%	9,079	2004
	10.000000	13.454487	34.54%	10,791	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	20.076208	23.316567	16.14%	432	2007
	16.338440	20.076208	22.88%	432	2006
	14.664519	16.338440	11.41%	432	2005
	12.971311	14.664519	13.05%	923	2004
	10.000000	12.971311	27.91%	3,097	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.394583	17.876609	16.12%	7,037	2007
	12.516263	15.394583	23.00%	2,876	2006
	11.247161	12.516263	11.28%	2,959	2005
	10.000000	11.247161	12.47%	3,378	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.257079	12.740429	-3.90%	14,524	2007
	11.194253	13.257079	18.43%	0	2006
	10.000000	11.194253	11.94%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.563493	16.143282	19.02%	703	2007
	14.252466	13.563493	-4.83%	777	2006
	14.188706	14.252466	0.45%	857	2005
	13.025383	14.188706	8.93%	860	2004
	10.000000	13.025383	30.25%	787	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.405107	17.165096	-6.74%	40,446	2007
	15.772384	18.405107	16.69%	31,752	2006
	15.270588	15.772384	3.29%	36,341	2005
	13.578460	15.270588	12.46%	38,897	2004
	10.000000	13.578460	35.78%	21,126	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.163504	16.715944	37.43%	29,826	2007
	11.341640	12.163504	7.25%	0	2006
	10.000000	11.341640	13.42%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.853838	11.705089	7.84%	41,835	2007
	10.846500	10.853838	0.07%	22,401	2006
	10.841796	10.846500	0.04%	26,186	2005
	10.402441	10.841796	4.22%	22,175	2004
	10.000000	10.402441	4.02%	10,945	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.800722	20.352832	-2.15%	18,834	2007
	18.456803	20.800722	12.70%	2,496	2006
	17.473166	18.456803	5.63%	4,077	2005
	14.554031	17.473166	20.06%	3,959	2004
	10.000000	14.554031	45.54%	656	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.870274	17.445224	3.41%	43,374	2007
	14.865926	16.870274	13.48%	33,711	2006
	14.450953	14.865926	2.87%	37,156	2005
	13.294674	14.450953	8.70%	31,688	2004
	10.000000	13.294674	32.95%	26,354	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.348178	16.152511	5.24%	4,295	2007
	13.408091	15.348178	14.47%	4,528	2006
	13.073375	13.408091	2.56%	5,892	2005
	12.664983	13.073375	3.22%	5,127	2004
	10.000000	12.664983	26.65%	1,080	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.977355	13.961310	-12.62%	56	2007
	15.668356	15.977355	1.97%	47	2006
	15.068991	15.668356	3.98%	42	2005
	13.776744	15.068991	9.38%	39	2004
	10.000000	13.776744	37.77%	40	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.998639	15.091042	-11.22%	1,764	2007
	14.814637	16.998639	14.74%	1,764	2006
	14.354035	14.814637	3.21%	1,708	2005
	13.308187	14.354035	7.86%	1,623	2004
	10.000000	13.308187	33.08%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.616649	16.864129	7.99%	2,247	2007
	13.692793	15.616649	14.05%	2,249	2006
	13.668997	13.692793	0.17%	2,252	2005
	12.955995	13.668997	5.50%	2,256	2004
	10.000000	12.955995	29.56%	2,259	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.291629	9.985894	-2.97%	0	2007
	10.000000	10.291629	2.92%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.617292	10.994700	3.55%	52,058	2007
	10.371973	10.617292	2.37%	29,283	2006
	10.426582	10.371973	-0.52%	27,692	2005
	10.245244	10.426582	1.77%	29,050	2004
	10.000000	10.245244	2.45%	23,777	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.121951	22.092384	15.53%	136,803	2007
	17.420820	19.121951	9.76%	66,360	2006
	15.161375	17.420820	14.90%	63,074	2005
	13.366029	15.161375	13.43%	60,058	2004
	10.000000	13.366029	33.66%	43,111	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.369624	22.047199	43.45%	27,343	2007
	13.379879	15.369624	14.87%	2,743	2006
	10.000000	13.379879	33.80%	3,926	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.450310	18.403288	-0.25%	39,535	2007
	15.617957	18.450310	18.14%	34,712	2006
	15.018503	15.617957	3.99%	34,036	2005
	13.707361	15.018503	9.57%	34,389	2004
	10.000000	13.707361	37.07%	18,359	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.537307	12.320382	6.79%	314	2007
	10.688536	11.537307	7.94%	0	2006
	10.000000	10.688536	6.89%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.098298	13.103549	8.31%	10,022	2007
	10.995042	12.098298	10.03%	0	2006
	10.000000	10.995042	9.95%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.461790	13.633841	9.41%	479	2007
	11.203073	12.461790	11.24%	0	2006
	10.000000	11.203073	12.03%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.347522	19.146049	24.75%	31,382	2007
	14.619738	15.347522	4.98%	11,471	2006
	14.067646	14.619738	3.92%	17,012	2005
	13.849434	14.067646	1.58%	20,194	2004
	10.000000	13.849434	38.49%	14,296	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.886936	11.160695	2.51%	134,520	2007
	10.613244	10.886936	2.58%	22,372	2006
	10.574067	10.613244	0.37%	22,082	2005
	10.303396	10.574067	2.63%	24,119	2004
	10.000000	10.303396	3.03%	15,228	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.658101	25.739378	13.60%	54,787	2007
	20.464047	22.658101	10.72%	38,480	2006
	17.603288	20.464047	16.25%	35,236	2005
	14.336397	17.603288	22.79%	28,012	2004
	10.000000	14.336397	43.36%	15,759	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.412859	25.839336	15.29%	1,850	2007
	19.319603	22.412859	16.01%	1,878	2006
	16.511591	19.319603	17.01%	1,904	2005
	14.793419	16.511591	11.61%	2,714	2004
	10.000000	14.793419	47.93%	1,342	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.961066	17.249366	15.30%	25,832	2007
	12.891829	14.961066	16.05%	6,625	2006
	11.021859	12.891829	16.97%	4,559	2005
	10.000000	11.021859	10.22%	2,088	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.511165	22.339573	3.85%	1,979	2007
	18.824378	21.511165	14.27%	1,972	2006
	18.657454	18.824378	0.89%	3,669	2005
	16.638834	18.657454	12.13%	10,808	2004
	10.000000	16.638834	66.39%	2,616	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.104529	11.347958	2.19%	149,380	2007
	10.000000	11.104529	11.05%	1,212	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.934138	16.230465	-4.16%	28,561	2007
	14.677976	16.934138	15.37%	31,758	2006
	14.407223	14.677976	1.88%	34,596	2005
	13.177260	14.407223	9.33%	30,330	2004
	10.000000	13.177260	31.77%	22,868	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.673902	20.838949	-3.85%	12,624	2007
	18.809032	21.673902	15.23%	8,807	2006
	17.555543	18.809032	7.14%	6,658	2005
	14.402664	17.555543	21.89%	6,617	2004
	10.000000	14.402664	44.03%	2,215	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.004509	20.286847	26.76%	21,913	2007
	12.676816	16.004509	26.25%	824	2006
	10.000000	12.676816	26.77%	190	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.861110	23.722483	13.72%	5,100	2007
	17.438189	20.861110	19.63%	5,158	2006
	16.068940	17.438189	8.52%	5,694	2005
	13.763401	16.068940	16.75%	5,771	2004
	10.000000	13.763401	37.63%	4,739	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.938890	16.986332	13.71%	57,104	2007
	12.486051	14.938890	19.64%	1,751	2006
	11.509431	12.486051	8.49%	2,723	2005
	10.000000	11.509431	15.09%	1,180	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.873883	11.891510	9.36%	48,783	2007
	9.782619	10.873883	11.16%	0	2006
	10.000000	9.782619	-2.17%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.187133	15.410684	8.62%	1,563	2007
	13.044049	14.187133	8.76%	2,145	2006
	12.299857	13.044049	6.05%	1,775	2005
	11.530862	12.299857	6.67%	2,201	2004
	10.000000	11.530862	15.31%	2,353	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.261496	23.229688	34.58%	9,183	2007
	16.059602	17.261496	7.48%	1,641	2006
	14.484651	16.059602	10.87%	1,759	2005
	12.465371	14.484651	16.20%	1,641	2004
	10.000000	12.465371	24.65%	5,201	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.798006	17.559274	4.53%	2,099	2007
	15.395190	16.798006	9.11%	1,111	2006
	14.091268	15.395190	9.25%	2,291	2005
	12.178822	14.091268	15.70%	2,064	2004
	10.000000	12.178822	21.79%	953	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.601309	39.845727	26.09%	439	2007
	21.878975	31.601309	44.44%	439	2006
	16.834176	21.878975	29.97%	439	2005
	14.399651	16.834176	16.91%	439	2004
	10.000000	14.399651	44.00%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.389021	26.980652	26.14%	20,740	2007
	14.801813	21.389021	44.50%	2,625	2006
	11.382164	14.801813	30.04%	2,285	2005
	10.000000	11.382164	13.82%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.245588	10.572577	3.19%	128,253	2007
	9.981752	10.245588	2.64%	22,800	2006
	9.989171	9.981752	-0.07%	22,983	2005
	10.062877	9.989171	-0.73%	21,762	2004
	10.000000	10.062877	0.63%	29,029	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.705122	16.080133	9.35%	7,421	2007
	13.912238	14.705122	5.70%	8,011	2006
	13.550739	13.912238	2.67%	8,984	2005
	12.622915	13.550739	7.35%	6,864	2004
	10.000000	12.622915	26.23%	1,661	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.463204	19.565668	5.97%	25,228	2007
	15.554069	18.463204	18.70%	7,924	2006
	14.831129	15.554069	4.87%	4,014	2005
	13.112910	14.831129	13.10%	4,332	2004
	10.000000	13.112910	31.13%	1,325	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.701067	15.543881	-1.00%	1,438	2007
	15.144158	15.701067	3.68%	1,167	2006
	14.941199	15.144158	1.36%	1,167	2005
	13.558368	14.941199	10.20%	1,167	2004
	10.000000	13.558368	35.58%	46	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.146851	14.381228	1.66%	53,029	2007
	11.633235	14.146851	21.61%	3,244	2006
	10.000000	11.633235	16.33%	962	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	18.105333	21.790850	20.36%	3,791	2007
	16.056832	18.105333	12.76%	4,392	2006
	14.371353	16.056832	11.73%	4,734	2005
	12.574042	14.371353	14.29%	4,612	2004
	10.000000	12.574042	25.74%	4,815	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.616787	12.805923	1.50%	7,823	2007
	11.545836	12.616787	9.28%	0	2006
	10.000000	11.545836	15.46%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.114937	17.080312	5.99%	76,230	2007
	14.388098	16.114937	12.00%	3,622	2006
	13.669252	14.388098	5.26%	3,734	2005
	12.250550	13.669252	11.58%	1,842	2004
	10.000000	12.250550	22.51%	2,187	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.451726	10.926297	4.54%	137,767	2007
	10.000000	10.451726	4.52%	5,208	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.433824	10.582931	1.43%	66,709	2007
	10.000000	10.433824	4.34%	442	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.734006	12.090799	12.64%	25,040	2007
	10.000000	10.734006	7.34%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.261053	11.308815	10.21%	30,786	2007
	10.000000	10.261053	2.61%	10,656	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.792857	-2.07%	17,172	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.216296	14.440825	1.58%	6,575	2007
	13.048580	14.216296	8.95%	6,616	2006
	12.938758	13.048580	0.85%	7,457	2005
	11.931120	12.938758	8.45%	12,951	2004
	10.000000	11.931120	19.31%	9,328	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.369143	11.552447	1.61%	9,571	2007
	10.435727	11.369143	8.94%	3,183	2006
	10.000000	10.435727	4.36%	2,203	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	34.668051	49.576391	43.00%	433	2007
	25.818435	34.668051	34.28%	441	2006
	19.806685	25.818435	30.35%	441	2005
	16.696081	19.806685	18.63%	539	2004
	10.000000	16.696081	66.96%	931	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.608665	29.523513	43.26%	24,268	2007
	15.320839	20.608665	34.51%	3,347	2006
	11.739471	15.320839	30.51%	4,115	2005
	10.000000	11.739471	17.39%	1,935	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.463962	26.563640	18.25%	0	2007
	16.606134	22.463962	35.28%	0	2006
	15.875972	16.606134	4.60%	0	2005
	12.440545	15.875972	27.61%	0	2004
	10.000000	12.440545	24.41%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.879748	21.245720	-2.90%	0	2007
	18.496985	21.879748	18.29%	0	2006
	16.949603	18.496985	9.13%	0	2005
	14.249088	16.949603	18.95%	0	2004
	10.000000	14.249088	42.49%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.601174	11.188756	5.54%	135,056	2007
	10.414200	10.601174	1.80%	23,503	2006
	10.238215	10.414200	1.72%	25,321	2005
	10.065763	10.238215	1.71%	26,504	2004
	10.000000	10.065763	0.66%	22,736	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.778995	17.549659	11.22%	1,457	2007
	15.638049	15.778995	0.90%	1,457	2006
	14.674063	15.638049	6.57%	1,457	2005
	13.849764	14.674063	5.95%	1,457	2004
	10.000000	13.849764	38.50%	395	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.589601	11.783386	11.27%	7,365	2007
	10.496681	10.589601	0.89%	270	2006
	9.845351	10.496681	6.62%	216	2005
	10.000000	9.845351	-1.55%	218	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.853520	11.693487	7.74%	25,346	2007
	10.000000	10.853520	8.54%	491	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.789358	12.236402	3.79%	17,751	2007
	11.273492	11.789358	4.58%	4,572	2006
	11.078342	11.273492	1.76%	14,752	2005
	10.747049	11.078342	3.08%	16,317	2004
	10.000000	10.747049	7.47%	9,196	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	13.300458	13.867459	4.26%	73,885	2007
	12.453507	13.300458	6.80%	27,088	2006
	12.099836	12.453507	2.92%	23,052	2005
	11.463419	12.099836	5.55%	35,581	2004
	10.000000	11.463419	14.63%	20,989	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	15.019422	15.630125	4.07%	154,257	2007
	13.692941	15.019422	9.69%	47,174	2006
	13.195663	13.692941	3.77%	60,924	2005
	12.230307	13.195663	7.89%	65,199	2004
	10.000000	12.230307	22.30%	25,887	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	17.169154	17.950280	4.55%	77,359	2007
	15.217195	17.169154	12.83%	86,533	2006
	14.427898	15.217195	5.47%	93,368	2005
	13.067345	14.427898	10.41%	82,721	2004
	10.000000	13.067345	30.67%	13,473	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.885516	19.708994	4.36%	17,146	2007
	16.405054	18.885516	15.12%	19,057	2006
	15.430298	16.405054	6.32%	13,438	2005
	13.738255	15.430298	12.32%	14,191	2004
	10.000000	13.738255	37.38%	14,750	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.640679	17.820429	7.09%	46,539	2007
	15.407360	16.640679	8.00%	4,696	2006
	14.271294	15.407360	7.96%	5,777	2005
	12.575565	14.271294	13.48%	5,465	2004
	10.000000	12.575565	25.76%	2,300	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.523333	20.682540	5.94%	9,119	2007
	18.036183	19.523333	8.25%	11,683	2006
	16.333804	18.036183	10.42%	16,663	2005
	14.328349	16.333804	14.00%	15,258	2004
	10.000000	14.328349	43.28%	10,292	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	10.254373	10.583772	3.21%	879,769	2007
	9.958934	10.254373	2.97%	19,008	2006
	9.847439	9.958934	1.13%	19,877	2005
	9.916936	9.847439	-0.70%	20,452	2004
	10.000000	9.916936	-0.83%	19,689	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.596200	21.846587	1.16%	404	2007
	17.911539	21.596200	20.57%	785	2006
	16.266338	17.911539	10.11%	823	2005
	13.761705	16.266338	18.20%	2,540	2004
	10.000000	13.761705	37.62%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	15.233886	15.408976	1.15%	65,846	2007
	12.634324	15.233886	20.58%	9,217	2006
	11.472337	12.634324	10.13%	4,919	2005
	10.000000	11.472337	14.72%	4,889	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.511159	17.807128	7.85%	9,201	2007
	16.276050	16.511159	1.44%	2,591	2006
	15.336796	16.276050	6.12%	3,456	2005
	13.758533	15.336796	11.47%	2,903	2004
	10.000000	13.758533	37.59%	3,046	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	22.519622	20.576528	-8.63%	6,386	2007
	19.523677	22.519622	15.35%	8,504	2006
	19.283784	19.523677	1.24%	11,075	2005
	16.733305	19.283784	15.24%	9,625	2004
	10.000000	16.733305	67.33%	3,644	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.842898	20.917473	0.36%	26,018	2007
	18.934269	20.842898	10.08%	18,217	2006
	17.161314	18.934269	10.33%	17,577	2005
	14.667440	17.161314	17.00%	16,982	2004
	10.000000	14.667440	46.67%	12,390	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.697857	17.744200	6.27%	81,030	2007
	14.948217	16.697857	11.70%	21,368	2006
	14.177151	14.948217	5.44%	21,036	2005
	13.140251	14.177151	7.89%	17,897	2004
	10.000000	13.140251	31.40%	7,337	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.702673	19.740995	18.19%	1,378	2007
	15.320552	16.702673	9.02%	1,397	2006
	15.674717	15.320552	-2.26%	1,408	2005
	15.296549	15.674717	2.47%	1,420	2004
	10.000000	15.296549	52.97%	1,609	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.620443	13.723571	18.10%	29,036	2007
	10.608946	11.620443	9.53%	0	2006
	10.854188	10.608946	-2.26%	0	2005
	10.000000	10.854188	8.54%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.790165	21.397183	20.28%	7,907	2007
	18.152057	17.790165	-1.99%	5,012	2006
	16.497596	18.152057	10.03%	5,241	2005
	14.941071	16.497596	10.42%	4,852	2004
	10.000000	14.941071	49.41%	6,470	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.324603	17.577757	-4.08%	45,124	2007
	16.098052	18.324603	13.83%	3,922	2006
	15.721293	16.098052	2.40%	6,962	2005
	13.631643	15.721293	15.33%	7,387	2004
	10.000000	13.631643	36.32%	3,485	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.913924	12.276967	3.05%	11,191	2007
	11.536687	11.913924	3.27%	7,652	2006
	11.461997	11.536687	0.65%	7,107	2005
	10.922848	11.461997	4.94%	7,519	2004
	10.000000	10.922848	9.23%	1,840	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.709898	17.617412	12.14%	18,449	2007
	14.810791	15.709898	6.07%	18,008	2006
	14.338489	14.810791	3.29%	22,519	2005
	13.653538	14.338489	5.02%	21,935	2004
	10.000000	13.653538	36.54%	8,254	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.974661	15.642402	4.46%	35,099	2007
	12.949029	14.974661	15.64%	16,910	2006
	11.526477	12.949029	12.34%	12,807	2005
	10.000000	11.526477	15.26%	8,600	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.025091	24.056933	4.48%	15,839	2007
	19.916503	23.025091	15.61%	16,390	2006
	17.726536	19.916503	12.35%	17,653	2005
	15.138497	17.726536	17.10%	18,847	2004
	10.000000	15.138497	51.38%	14,261	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.551892	-4.48%	13,577	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	14.013823	13.737757	-1.97%	6,720	2007
	13.024940	14.013823	7.59%	8,411	2006
	12.962824	13.024940	0.48%	9,874	2005
	12.103355	12.962824	7.10%	10,689	2004
	10.000000	12.103355	21.03%	6,103	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.599446	17.027853	2.58%	80,451	2007
	14.684344	16.599446	13.04%	11,122	2006
	14.097983	14.684344	4.16%	12,404	2005
	13.113389	14.097983	7.51%	11,995	2004
	10.000000	13.113389	31.13%	7,208	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.655942	21.032409	-2.88%	28,580	2007
	19.174248	21.655942	12.94%	6,694	2006
	17.741782	19.174248	8.07%	3,949	2005
	15.113211	17.741782	17.39%	3,801	2004
	10.000000	15.113211	51.13%	2,308	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.932624	14.744659	-7.46%	778	2007
	13.954292	15.932624	14.18%	778	2006
	13.462337	13.954292	3.65%	778	2005
	12.300530	13.462337	9.45%	778	2004
	10.000000	12.300530	23.01%	778	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.163472	21.521013	6.73%	0	2007
	16.027022	20.163472	25.81%	0	2006
	14.501533	16.027022	10.52%	0	2005
	12.670326	14.501533	14.45%	0	2004
	10.000000	12.670326	26.70%	164	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.127530	13.643309	3.93%	698	2007
	12.639856	13.127530	3.86%	1,077	2006
	12.140643	12.639856	4.11%	1,048	2005
	11.734923	12.140643	3.46%	967	2004
	10.000000	11.734923	17.35%	884	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.064049	13.366098	10.79%	41,301	2007
	11.202220	12.064049	7.69%	0	2006
	10.000000	11.202220	12.02%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.307765	12.489431	1.48%	77,285	2007
	10.530866	12.307765	16.87%	6,154	2006
	10.000000	10.530866	5.31%	766	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.274389	10.648454	3.64%	15,067	2007
	10.026784	10.274389	2.47%	4,092	2006
	10.000000	10.026784	0.27%	286	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.827538	11.220751	3.63%	95,418	2007
	10.614013	10.827538	2.01%	6,335	2006
	10.367358	10.614013	2.38%	5,760	2005
	10.113318	10.367358	2.51%	5,837	2004
	10.000000	10.113318	1.13%	4,857	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.450955	17.238977	4.79%	10,153	2007
	15.072436	16.450955	9.15%	10,154	2006
	13.645353	15.072436	10.46%	10,228	2005
	12.584719	13.645353	8.43%	10,331	2004
	10.000000	12.584719	25.85%	10,008	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	28.241234	23.010702	-18.52%	26,898	2007
	20.825317	28.241234	35.61%	15,254	2006
	18.108162	20.825317	15.01%	16,549	2005
	13.510360	18.108162	34.03%	18,124	2004
	10.000000	13.510360	35.10%	13,858	2003*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.693248	17.655055	-0.22%	132,092	2007
	15.911853	17.693248	11.20%	144,451	2006
	15.329555	15.911853	3.80%	155,410	2005
	14.048227	15.329555	9.12%	130,748	2004
	10.000000	14.048227	40.48%	48,934	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.594825	17.153018	9.99%	29,678	2007
	14.934929	15.594825	4.42%	36,414	2006
	13.970911	14.934929	6.90%	21,313	2005
	13.345701	13.970911	4.68%	23,126	2004
	10.000000	13.345701	33.46%	7,491	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.488316	21.208266	8.83%	47,921	2007
	17.026419	19.488316	14.46%	52,700	2006
	15.827142	17.026419	7.58%	49,131	2005
	13.946733	15.827142	13.48%	28,404	2004
	10.000000	13.946733	39.47%	4,657	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.752066	18.324774	3.23%	74,079	2007
	15.412996	17.752066	15.18%	78,275	2006
	14.967070	15.412996	2.98%	86,853	2005
	13.668790	14.967070	9.50%	107,603	2004
	10.000000	13.668790	36.69%	66,002	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.443104	20.431924	-0.05%	15,452	2007
	18.181920	20.443104	12.44%	16,448	2006
	17.318860	18.181920	4.98%	18,360	2005
	14.773508	17.318860	17.23%	26,903	2004
	10.000000	14.773508	47.74%	23,782	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.639354	17.289181	-1.99%	48,271	2007
	15.337483	17.639354	15.01%	51,534	2006
	14.904956	15.337483	2.90%	65,392	2005
	13.448505	14.904956	10.83%	66,145	2004
	10.000000	13.448505	34.49%	50,493	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	20.036825	23.258962	16.08%	4,021	2007
	16.314652	20.036825	22.81%	4,352	2006
	14.650579	16.314652	11.36%	5,247	2005
	12.965554	14.650579	13.00%	5,634	2004
	10.000000	12.965554	29.66%	8,827	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.373860	17.843429	16.06%	38,235	2007
	12.505729	15.373860	22.93%	35,022	2006
	11.243385	12.505729	11.23%	33,907	2005
	10.000000	11.243385	12.43%	26,825	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.245918	12.723210	-3.95%	70,257	2007
	11.190493	13.245918	18.37%	51,893	2006
	10.000000	11.190493	11.90%	60,333	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.536867	16.103370	18.96%	31,248	2007
	14.231692	13.536867	-4.88%	36,518	2006
	14.175203	14.231692	0.40%	32,912	2005
	13.019603	14.175203	8.88%	24,873	2004
	10.000000	13.019603	30.20%	10,963	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.368970	17.122646	-6.78%	214,958	2007
	15.749395	18.368970	16.63%	271,166	2006
	15.256055	15.749395	3.23%	259,321	2005
	13.572423	15.256055	12.40%	215,131	2004
	10.000000	13.572423	35.72%	81,781	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.153253	16.693349	37.36%	43,636	2007
	11.337825	12.153253	7.19%	5,272	2006
	10.000000	11.337825	13.38%	2,235	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.831848	11.675414	7.79%	219,569	2007
	10.830006	10.831848	0.02%	297,758	2006
	10.830792	10.830006	-0.01%	298,970	2005
	10.397160	10.830792	4.17%	189,182	2004
	10.000000	10.397160	3.97%	63,286	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.759940	20.302551	-2.20%	96,608	2007
	18.429940	20.759940	12.64%	93,781	2006
	17.456555	18.429940	5.58%	104,423	2005
	14.547569	17.456555	20.00%	93,047	2004
	10.000000	14.547569	45.48%	38,204	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.837179	17.402119	3.36%	306,066	2007
	14.844276	16.837179	13.43%	339,140	2006
	14.437205	14.844276	2.82%	333,114	2005
	13.288774	14.437205	8.64%	324,078	2004
	10.000000	13.288774	32.89%	168,698	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.318047	16.112569	5.19%	90,304	2007
	13.388549	15.318047	14.41%	114,076	2006
	13.060934	13.388549	2.51%	140,630	2005
	12.659360	13.060934	3.17%	113,330	2004
	10.000000	12.659360	26.59%	65,102	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.946000	13.926800	-12.66%	8,474	2007
	15.645527	15.946000	1.92%	11,670	2006
	15.054647	15.645527	3.92%	10,949	2005
	13.770609	15.054647	9.32%	10,769	2004
	10.000000	13.770609	37.71%	5,137	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.965291	15.053736	-11.27%	3,551	2007
	14.793062	16.965291	14.68%	4,524	2006
	14.340380	14.793062	3.16%	4,490	2005
	13.302272	14.340380	7.80%	5,586	2004
	10.000000	13.302272	33.02%	2,607	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.586008	16.822451	7.93%	938	2007
	13.672848	15.586008	13.99%	260	2006
	13.655998	13.672848	0.12%	261	2005
	12.950240	13.655998	5.45%	461	2004
	10.000000	12.950240	29.50%	551	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.288158	9.977420	-3.02%	1,088	2007
	10.000000	10.288158	2.88%	969	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.596449	10.967524	3.50%	210,306	2007
	10.356857	10.596449	2.31%	321,336	2006
	10.416653	10.356857	-0.57%	292,048	2005
	10.240682	10.416653	1.72%	276,389	2004
	10.000000	10.240682	2.41%	173,019	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.084463	22.037817	15.48%	559,993	2007
	17.395451	19.084463	9.71%	569,025	2006
	15.146949	17.395451	14.84%	531,001	2005
	13.360088	15.146949	13.37%	385,357	2004
	10.000000	13.360088	33.60%	86,293	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.356683	22.017380	43.37%	102,268	2007
	13.375380	15.356683	14.81%	72,247	2006
	10.000000	13.375380	33.75%	47,376	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.414103	18.357799	-0.31%	424,530	2007
	15.595190	18.414103	18.08%	432,508	2006
	15.004214	15.595190	3.94%	483,120	2005
	13.701281	15.004214	9.51%	358,708	2004
	10.000000	13.701281	37.01%	145,237	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.527587	12.303731	6.73%	154,458	2007
	10.684933	11.527587	7.89%	105,723	2006
	10.000000	10.684933	6.85%	21,982	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.088109	13.085837	8.25%	157,566	2007
	10.991345	12.088109	9.98%	78,157	2006
	10.000000	10.991345	9.91%	55,091	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.451308	13.615422	9.35%	33,168	2007
	11.199314	12.451308	11.18%	25,165	2006
	10.000000	11.199314	11.99%	23,110	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.317352	19.098667	24.69%	172,019	2007
	14.598405	15.317352	4.92%	185,109	2006
	14.054233	14.598405	3.87%	211,205	2005
	13.843267	14.054233	1.52%	192,249	2004
	10.000000	13.843267	38.43%	82,531	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.865552	11.133097	2.46%	632,838	2007
	10.597769	10.865552	2.53%	444,952	2006
	10.563999	10.597769	0.32%	288,934	2005
	10.298811	10.563999	2.57%	225,783	2004
	10.000000	10.298811	2.99%	69,025	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.613645	25.675775	13.54%	228,965	2007
	20.434234	22.613645	10.67%	227,523	2006
	17.586538	20.434234	16.19%	207,854	2005
	14.330025	17.586538	22.73%	142,716	2004
	10.000000	14.330025	43.30%	29,265	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.368891	25.775483	15.23%	9,546	2007
	19.291470	22.368891	15.95%	11,151	2006
	16.495894	19.291470	16.95%	15,201	2005
	14.786862	16.495894	11.56%	18,803	2004
	10.000000	14.786862	47.87%	15,442	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.940911	17.217332	15.24%	151,922	2007
	12.880975	14.940911	15.99%	174,865	2006
	11.018158	12.880975	16.91%	140,499	2005
	10.000000	11.018158	10.18%	76,784	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.468976	22.284385	3.80%	42,978	2007
	18.796976	21.468976	14.22%	42,138	2006
	18.639733	18.796976	0.84%	47,688	2005
	16.631467	18.639733	12.08%	50,696	2004
	10.000000	16.631467	66.31%	22,525	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.100789	11.338348	2.14%	165,403	2007
	10.000000	11.100789	11.01%	56,509	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.900889	16.190329	-4.20%	211,870	2007
	14.656581	16.900889	15.31%	267,038	2006
	14.393506	14.656581	1.83%	307,844	2005
	13.171406	14.393506	9.28%	239,896	2004
	10.000000	13.171406	31.71%	123,968	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.631374	20.787438	-3.90%	89,020	2007
	18.781634	21.631374	15.17%	106,019	2006
	17.538843	18.781634	7.09%	102,416	2005
	14.396268	17.538843	21.83%	91,472	2004
	10.000000	14.396268	43.96%	47,985	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.991030	20.259418	26.69%	52,688	2007
	12.672560	15.991030	26.19%	38,479	2006
	10.000000	12.672560	26.73%	10,077	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.820180	23.663871	13.66%	28,642	2007
	17.412784	20.820180	19.57%	32,760	2006
	16.053650	17.412784	8.47%	37,391	2005
	13.757275	16.053650	16.69%	44,319	2004
	10.000000	13.757275	37.57%	38,752	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.918765	16.954786	13.65%	323,981	2007
	12.475534	14.918765	19.58%	236,226	2006
	11.505560	12.475534	8.43%	141,407	2005
	10.000000	11.505560	15.06%	58,868	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.864726	11.875430	9.30%	114,577	2007
	9.779318	10.864726	11.10%	31,941	2006
	10.000000	9.779318	-2.21%	18,070	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.159291	15.372591	8.57%	97,156	2007
	13.025049	14.159291	8.71%	123,747	2006
	12.288153	13.025049	6.00%	122,336	2005
	11.525739	12.288153	6.61%	119,186	2004
	10.000000	11.525739	15.26%	68,748	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.227590	23.172237	34.51%	54,967	2007
	16.036194	17.227590	7.43%	32,229	2006
	14.470859	16.036194	10.82%	52,862	2005
	12.459834	14.470859	16.14%	49,938	2004
	10.000000	12.459834	24.60%	38,201	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.766841	17.517750	4.48%	3,207	2007
	15.374397	16.766841	9.06%	3,509	2006
	14.079355	15.374397	9.20%	3,438	2005
	12.174698	14.079355	15.64%	3,269	2004
	10.000000	12.174698	21.75%	953	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.539310	39.747268	26.02%	6,176	2007
	21.847110	31.539310	44.36%	9,259	2006
	16.818162	21.847110	29.90%	9,447	2005
	14.393258	16.818162	16.85%	10,300	2004
	10.000000	14.393258	43.93%	15,323	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.360209	26.930569	26.08%	103,927	2007
	14.789354	21.360209	44.43%	67,179	2006
	11.378339	14.789354	29.98%	12,037	2005
	10.000000	11.378339	13.78%	4,589	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.225466	10.546431	3.14%	597,912	2007
	9.967204	10.225466	2.59%	435,811	2006
	9.979655	9.967204	-0.12%	352,961	2005
	10.058406	9.979655	-0.78%	271,374	2004
	10.000000	10.058406	0.58%	158,267	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.676279	16.040411	9.29%	74,485	2007
	13.891974	14.676279	5.65%	77,637	2006
	13.537857	13.891974	2.62%	88,831	2005
	12.617314	13.537857	7.30%	50,156	2004
	10.000000	12.617314	26.17%	34,170	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.426967	19.517313	5.92%	98,615	2007
	15.531401	18.426967	18.64%	68,396	2006
	14.817018	15.531401	4.82%	39,239	2005
	13.107080	14.817018	13.05%	30,545	2004
	10.000000	13.107080	31.07%	21,848	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.670243	15.505443	-1.05%	11,392	2007
	15.122090	15.670243	3.62%	14,634	2006
	14.926968	15.122090	1.31%	15,562	2005
	13.552337	14.926968	10.14%	9,292	2004
	10.000000	13.552337	35.52%	3,376	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.134937	14.361773	1.60%	285,580	2007
	11.629323	14.134937	21.55%	182,961	2006
	10.000000	11.629323	16.29%	10,581	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	18.068670	21.735627	20.29%	46,562	2007
	16.032438	18.068670	12.70%	32,714	2006
	14.356783	16.032438	11.67%	34,465	2005
	12.567659	14.356783	14.24%	49,005	2004
	10.000000	12.567659	25.68%	46,286	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.606171	12.788613	1.45%	36,239	2007
	11.541962	12.606171	9.22%	43,789	2006
	10.000000	11.541962	15.42%	31,424	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.085034	17.039924	5.94%	435,872	2007
	14.368666	16.085034	11.95%	279,320	2006
	13.657697	14.368666	5.21%	63,709	2005
	12.246405	13.657697	11.52%	30,023	2004
	10.000000	12.246405	22.46%	7,135	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.448212	10.917058	4.49%	661,408	2007
	10.000000	10.448212	4.48%	200,247	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.430304	10.573953	1.38%	207,960	2007
	10.000000	10.430304	4.30%	28,562	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.730389	12.080556	12.58%	70,321	2007
	10.000000	10.730389	7.30%	23,680	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.257600	11.299224	10.15%	152,982	2007
	10.000000	10.257600	2.58%	79,843	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.789543	-2.10%	69,330	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.188404	14.405124	1.53%	62,773	2007
	13.029576	14.188404	8.89%	95,365	2006
	12.926446	13.029576	0.80%	113,261	2005
	11.925811	12.926446	8.39%	297,865	2004
	10.000000	11.925811	19.26%	99,265	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.359568	11.536825	1.56%	100,237	2007
	10.432214	11.359568	8.89%	90,240	2006
	10.000000	10.432214	4.32%	86,041	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	34.600030	49.453885	42.93%	14,237	2007
	25.780818	34.600030	34.21%	22,723	2006
	19.787836	25.780818	30.29%	25,954	2005
	16.688663	19.787836	18.57%	30,433	2004
	10.000000	16.688663	66.89%	34,998	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.580914	29.468725	43.18%	112,516	2007
	15.307966	20.580914	34.45%	81,526	2006
	11.735542	15.307966	30.44%	73,417	2005
	10.000000	11.735542	17.36%	35,973	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.419870	26.497983	18.19%	242	2007
	16.581940	22.419870	35.21%	293	2006
	15.860867	16.581940	4.55%	293	2005
	12.435017	15.860867	27.55%	310	2004
	10.000000	12.435017	24.35%	2,029	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.836804	21.193175	-2.95%	841	2007
	18.470035	21.836804	18.23%	1,509	2006
	16.933487	18.470035	9.07%	2,383	2005
	14.242764	16.933487	18.89%	3,365	2004
	10.000000	14.242764	42.43%	1,806	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.580339	11.161070	5.49%	693,802	2007
	10.398996	10.580339	1.74%	617,424	2006
	10.228457	10.398996	1.67%	353,307	2005
	10.061282	10.228457	1.66%	299,736	2004
	10.000000	10.061282	0.61%	163,637	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.748021	17.506273	11.16%	7,288	2007
	15.615253	15.748021	0.85%	8,307	2006
	14.660096	15.615253	6.52%	10,702	2005
	13.843609	14.660096	5.90%	13,578	2004
	10.000000	13.843609	38.44%	10,926	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.575321	11.761486	11.22%	42,101	2007
	10.487849	10.575321	0.83%	31,531	2006
	9.842041	10.487849	6.56%	37,430	2005
	10.000000	9.842041	-1.58%	26,960	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.849859	11.683575	7.68%	29,585	2007
	10.000000	10.849859	8.50%	1,191	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.766188	12.206118	3.74%	368,089	2007
	11.257041	11.766188	4.52%	348,961	2006
	11.067784	11.257041	1.71%	335,390	2005
	10.742263	11.067784	3.03%	337,159	2004
	10.000000	10.742263	7.42%	165,296	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	13.274345	13.833173	4.21%	487,648	2007
	12.435360	13.274345	6.75%	470,294	2006
	12.088323	12.435360	2.87%	421,416	2005
	11.458318	12.088323	5.50%	342,248	2004
	10.000000	11.458318	14.58%	147,083	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.989934	15.591477	4.01%	1,742,062	2007
	13.672978	14.989934	9.63%	1,593,940	2006
	13.183096	13.672978	3.72%	1,379,324	2005
	12.224868	13.183096	7.84%	946,572	2004
	10.000000	12.224868	22.25%	302,419	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	17.135465	17.905925	4.50%	1,464,058	2007
	15.195027	17.135465	12.77%	934,336	2006
	14.414176	15.195027	5.42%	663,986	2005
	13.061546	14.414176	10.36%	544,537	2004
	10.000000	13.061546	30.62%	126,745	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.848451	19.660277	4.31%	184,447	2007
	16.381141	18.848451	15.06%	175,841	2006
	15.415605	16.381141	6.26%	127,980	2005
	13.732149	15.415605	12.26%	91,954	2004
	10.000000	13.732149	37.32%	83,700	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.609756	17.778233	7.03%	229,890	2007
	15.386532	16.609756	7.95%	129,121	2006
	14.259218	15.386532	7.91%	50,228	2005
	12.571305	14.259218	13.43%	72,417	2004
	10.000000	12.571305	25.71%	12,027	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.485008	20.631395	5.88%	145,357	2007
	18.009893	19.485008	8.19%	158,645	2006
	16.318252	18.009893	10.37%	170,683	2005
	14.321973	16.318252	13.94%	130,270	2004
	10.000000	14.321973	43.22%	47,529	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	10.234040	10.557396	3.16%	1,007,585	2007
	9.944219	10.234040	2.91%	778,834	2006
	9.837869	9.944219	1.08%	476,874	2005
	9.912328	9.837869	-0.75%	418,308	2004
	10.000000	9.912328	-0.88%	170,431	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.556091	21.794871	1.11%	11,467	2007
	17.887326	21.556091	20.51%	13,032	2006
	16.252579	17.887326	10.06%	13,396	2005
	13.757041	16.252579	18.14%	14,226	2004
	10.000000	13.757041	37.57%	9,504	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	15.213340	15.380343	1.10%	301,932	2007
	12.623671	15.213340	20.51%	224,492	2006
	11.468479	12.623671	10.07%	122,871	2005
	10.000000	11.468479	14.68%	65,308	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.478755	17.763114	7.79%	37,421	2007
	16.252330	16.478755	1.39%	34,236	2006
	15.322194	16.252330	6.07%	42,287	2005
	13.752422	15.322194	11.41%	44,188	2004
	10.000000	13.752422	37.52%	16,147	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	22.475409	20.525640	-8.68%	107,549	2007
	19.495218	22.475409	15.29%	148,244	2006
	19.265423	19.495218	1.19%	153,447	2005
	16.725873	19.265423	15.18%	157,411	2004
	10.000000	16.725873	67.26%	62,587	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.801965	20.865728	0.31%	150,506	2007
	18.906663	20.801965	10.02%	174,292	2006
	17.144967	18.906663	10.28%	161,693	2005
	14.660913	17.144967	16.94%	122,056	2004
	10.000000	14.660913	46.61%	77,253	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.665074	17.700324	6.21%	351,403	2007
	14.926434	16.665074	11.65%	204,728	2006
	14.163661	14.926434	5.39%	60,219	2005
	13.134414	14.163661	7.84%	42,684	2004
	10.000000	13.134414	31.34%	41,541	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.669889	19.692190	18.13%	2,144	2007
	15.298222	16.669889	8.97%	2,396	2006
	15.659808	15.298222	-2.31%	3,760	2005
	15.289759	15.659808	2.42%	8,474	2004
	10.000000	15.289759	52.90%	8,261	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.604772	13.698074	18.04%	12,673	2007
	10.599999	11.604772	9.48%	14,711	2006
	10.850535	10.599999	-2.31%	7,361	2005
	10.000000	10.850535	8.51%	21,051	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.755249	21.344298	20.21%	76,206	2007
	18.125604	17.755249	-2.04%	104,504	2006
	16.481889	18.125604	9.97%	100,783	2005
	14.934431	16.481889	10.36%	77,809	2004
	10.000000	14.934431	49.34%	27,460	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.288651	17.534316	-4.12%	266,135	2007
	16.074599	18.288651	13.77%	201,668	2006
	15.706338	16.074599	2.34%	97,229	2005
	13.625586	15.706338	15.27%	63,641	2004
	10.000000	13.625586	36.26%	9,774	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.890527	12.246596	2.99%	130,164	2007
	11.519862	11.890527	3.22%	129,297	2006
	11.451083	11.519862	0.60%	157,775	2005
	10.917987	11.451083	4.88%	104,892	2004
	10.000000	10.917987	9.18%	36,747	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.679062	17.573861	12.08%	154,622	2007
	14.789202	15.679062	6.02%	176,640	2006
	14.324845	14.789202	3.24%	182,951	2005
	13.647463	14.324845	4.96%	170,568	2004
	10.000000	13.647463	36.47%	67,859	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.954489	15.613350	4.41%	229,121	2007
	12.938136	14.954489	15.58%	242,886	2006
	11.522606	12.938136	12.28%	277,851	2005
	10.000000	11.522606	15.23%	169,008	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.979914	23.997472	4.43%	58,009	2007
	19.887489	22.979914	15.55%	66,774	2006
	17.709664	19.887489	12.30%	73,973	2005
	15.131768	17.709664	17.04%	89,170	2004
	10.000000	15.131768	51.32%	78,622	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.548648	-4.51%	28,917	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.986332	13.703811	-2.02%	90,232	2007
	13.005963	13.986332	7.54%	157,869	2006
	12.950484	13.005963	0.43%	149,122	2005
	12.097975	12.950484	7.05%	153,884	2004
	10.000000	12.097975	20.98%	44,168	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.566871	16.985768	2.53%	380,523	2007
	14.662948	16.566871	12.98%	306,333	2006
	14.084571	14.662948	4.11%	143,511	2005
	13.107555	14.084571	7.45%	116,363	2004
	10.000000	13.107555	31.08%	70,942	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.613466	20.980438	-2.93%	115,538	2007
	19.146339	21.613466	12.89%	100,738	2006
	17.724915	19.146339	8.02%	63,979	2005
	15.106504	17.724915	17.33%	57,170	2004
	10.000000	15.106504	51.07%	24,174	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.903032	14.709772	-7.50%	17,221	2007
	13.935435	15.903032	14.12%	18,338	2006
	13.450952	13.935435	3.60%	24,401	2005
	12.296362	13.450952	9.39%	24,142	2004
	10.000000	12.296362	22.96%	10,503	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.126048	21.470094	6.68%	3,885	2007
	16.005375	20.126048	25.75%	3,987	2006
	14.489276	16.005375	10.46%	4,641	2005
	12.666032	14.489276	14.39%	5,491	2004
	10.000000	12.666032	26.66%	6,339	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.103151	13.611018	3.88%	4,091	2007
	12.622775	13.103151	3.81%	4,185	2006
	12.130370	12.622775	4.06%	10,657	2005
	11.730953	12.130370	3.40%	12,209	2004
	10.000000	11.730953	17.31%	6,661	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.053883	13.348014	10.74%	117,620	2007
	11.198450	12.053883	7.64%	25,121	2006
	10.000000	11.198450	11.98%	6,588	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.297399	12.472536	1.42%	107,345	2007
	10.527324	12.297399	16.81%	78,577	2006
	10.000000	10.527324	5.27%	24,247	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.265733	10.634052	3.59%	35,297	2007
	10.023410	10.265733	2.42%	25,274	2006
	10.000000	10.023410	0.23%	9,807	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.807431	11.194198	3.58%	284,981	2007
	10.599662	10.807431	1.96%	147,833	2006
	10.358581	10.599662	2.33%	30,456	2005
	10.109894	10.358581	2.46%	23,640	2004
	10.000000	10.109894	1.10%	13,150	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.417647	17.195289	4.74%	5,298	2007
	15.049526	16.417647	9.09%	6,502	2006
	13.631514	15.049526	10.40%	8,046	2005
	12.578333	13.631514	8.37%	13,673	2004
	10.000000	12.578333	25.78%	20,950	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	28.184071	22.952399	-18.56%	176,002	2007
	20.793675	28.184071	35.54%	239,467	2006
	18.089801	20.793675	14.95%	231,491	2005
	13.503520	18.089801	33.96%	180,183	2004
	10.000000	13.503520	35.04%	74,265	2003*

cfi1of3.htm

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.658499	17.611384	-0.27%	2,579	2007
	15.888644	17.658499	11.14%	3,921	2006
	15.314957	15.888644	3.75%	3,919	2005
	14.041976	15.314957	9.07%	2,878	2004
	10.000000	14.041976	40.42%	807	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.564192	17.110586	9.94%	830	2007
	14.913148	15.564192	4.37%	2,049	2006
	13.957607	14.913148	6.85%	2,050	2005
	13.339769	13.957607	4.63%	1,456	2004
	10.000000	13.339769	33.40%	830	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.450049	21.155812	8.77%	791	2007
	17.001606	19.450049	14.40%	876	2006
	15.812072	17.001606	7.52%	134	2005
	13.940527	15.812072	13.43%	0	2004
	10.000000	13.940527	39.41%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.717215	18.279472	3.17%	955	2007
	15.390535	17.717215	15.12%	935	2006
	14.952834	15.390535	2.93%	948	2005
	13.662722	14.952834	9.44%	939	2004
	10.000000	13.662722	36.63%	935	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.402960	20.381388	-0.11%	0	2007
	18.155414	20.402960	12.38%	0	2006
	17.302381	18.155414	4.93%	0	2005
	14.766948	17.302381	17.17%	0	2004
	10.000000	14.766948	47.67%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.604714	17.246416	-2.04%	2,696	2007
	15.315119	17.604714	14.95%	2,697	2006
	14.890772	15.315119	2.85%	3,136	2005
	13.442526	14.890772	10.77%	2,746	2004
	10.000000	13.442526	34.43%	3,321	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.997509	23.201470	16.02%	0	2007
	16.290886	19.997509	22.75%	0	2006
	14.636650	16.290886	11.30%	0	2005
	12.959792	14.636650	12.94%	0	2004
	10.000000	12.959792	29.60%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.353125	17.810270	16.00%	1,843	2007
	12.495190	15.353125	22.87%	366	2006
	11.239611	12.495190	11.17%	366	2005
	10.000000	11.239611	12.40%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.234752	12.705990	-4.00%	7,324	2007
	11.186722	13.234752	18.31%	4,083	2006
	10.000000	11.186722	11.87%	331	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.510297	16.063570	18.90%	2,472	2007
	14.210952	13.510297	-4.93%	2,472	2006
	14.161712	14.210952	0.35%	2,473	2005
	13.013813	14.161712	8.82%	3,640	2004
	10.000000	13.013813	30.14%	3,857	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.332945	17.080339	-6.83%	31,330	2007
	15.726464	18.332945	16.57%	24,126	2006
	15.241548	15.726464	3.18%	13,122	2005
	13.566392	15.241548	12.35%	5,394	2004
	10.000000	13.566392	35.66%	1,583	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.143018	16.670781	37.29%	8,541	2007
	11.334020	12.143018	7.14%	0	2006
	10.000000	11.334020	13.34%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.809888	11.645795	7.73%	5,358	2007
	10.813529	10.809888	-0.03%	7,028	2006
	10.819794	10.813529	-0.06%	3,695	2005
	10.391879	10.819794	4.12%	0	2004
	10.000000	10.391879	3.92%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.719191	20.252351	-2.25%	3,120	2007
	18.403088	20.719191	12.59%	2,810	2006
	17.439945	18.403088	5.52%	2,351	2005
	14.541108	17.439945	19.94%	1,223	2004
	10.000000	14.541108	45.41%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.804113	17.359068	3.30%	45,524	2007
	14.822632	16.804113	13.37%	42,448	2006
	14.423465	14.822632	2.77%	11,288	2005
	13.282860	14.423465	8.59%	7,061	2004
	10.000000	13.282860	32.83%	1,707	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.287971	16.072727	5.13%	428	2007
	13.369024	15.287971	14.35%	119	2006
	13.048499	13.369024	2.46%	119	2005
	12.653727	13.048499	3.12%	121	2004
	10.000000	12.653727	26.54%	122	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.914678	13.892332	-12.71%	0	2007
	15.622711	15.914678	1.87%	0	2006
	15.040310	15.622711	3.87%	0	2005
	13.764492	15.040310	9.27%	0	2004
	10.000000	13.764492	37.64%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.931977	15.016501	-11.31%	270	2007
	14.771489	16.931977	14.63%	352	2006
	14.326726	14.771489	3.10%	394	2005
	13.296363	14.326726	7.75%	449	2004
	10.000000	13.296363	32.96%	461	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.555400	16.780832	7.88%	0	2007
	13.652916	15.555400	13.93%	0	2006
	13.643002	13.652916	0.07%	0	2005
	12.944483	13.643002	5.40%	0	2004
	10.000000	12.944483	29.44%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.284704	9.968983	-3.07%	0	2007
	10.000000	10.284704	2.85%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.575637	10.940382	3.45%	9,657	2007
	10.341756	10.575637	2.26%	7,089	2006
	10.406737	10.341756	-0.62%	2,931	2005
	10.236130	10.406737	1.67%	2,090	2004
	10.000000	10.236130	2.36%	936	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.046959	21.983296	15.42%	115,650	2007
	17.370082	19.046959	9.65%	93,843	2006
	15.132524	17.370082	14.79%	44,212	2005
	13.354150	15.132524	13.32%	20,838	2004
	10.000000	13.354150	33.54%	8,049	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.343753	21.987615	43.30%	14,761	2007
	13.370886	15.343753	14.75%	8,572	2006
	10.000000	13.370886	33.71%	2,166	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.377949	18.312401	-0.36%	41,770	2007
	15.572455	18.377949	18.02%	31,070	2006
	14.989922	15.572455	3.89%	14,143	2005
	13.695185	14.989922	9.45%	4,674	2004
	10.000000	13.695185	36.95%	1,647	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.517879	12.287101	6.68%	24,849	2007
	10.681338	11.517879	7.83%	24,888	2006
	10.000000	10.681338	6.81%	24,527	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.077926	13.068125	8.20%	0	2007
	10.987647	12.077926	9.92%	0	2006
	10.000000	10.987647	9.88%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.440804	13.596993	9.29%	0	2007
	11.195544	12.440804	11.12%	0	2006
	10.000000	11.195544	11.96%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.287281	19.051446	24.62%	11,606	2007
	14.577120	15.287281	4.87%	2,984	2006
	14.040855	14.577120	3.82%	2,639	2005
	13.837109	14.040855	1.47%	1,942	2004
	10.000000	13.837109	38.37%	1,524	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.844196	11.105543	2.41%	73,020	2007
	10.582306	10.844196	2.47%	45,913	2006
	10.553929	10.582306	0.27%	9,526	2005
	10.294225	10.553929	2.52%	5,097	2004
	10.000000	10.294225	2.94%	437	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.569273	25.612307	13.48%	42,508	2007
	20.404472	22.569273	10.61%	38,458	2006
	17.569807	20.404472	16.13%	17,955	2005
	14.323670	17.569807	22.66%	8,793	2004
	10.000000	14.323670	43.24%	735	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.324984	25.711757	15.17%	0	2007
	19.263360	22.324984	15.89%	0	2006
	16.480203	19.263360	16.89%	0	2005
	14.780296	16.480203	11.50%	0	2004
	10.000000	14.780296	47.80%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.920770	17.185339	15.18%	9,778	2007
	12.870128	14.920770	15.93%	5,082	2006
	11.014450	12.870128	16.85%	215	2005
	10.000000	11.014450	10.14%	135	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.426839	22.229288	3.75%	410	2007
	18.769584	21.426839	14.16%	410	2006
	18.621989	18.769584	0.79%	410	2005
	16.624081	18.621989	12.02%	0	2004
	10.000000	16.624081	66.24%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.097057	11.328748	2.09%	26,666	2007
	10.000000	11.097057	10.97%	10,913	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.867731	16.150306	-4.25%	16,934	2007
	14.635223	16.867731	15.25%	19,779	2006
	14.379808	14.635223	1.78%	16,049	2005
	13.165549	14.379808	9.22%	8,308	2004
	10.000000	13.165549	31.66%	4,613	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.588889	20.736007	-3.95%	7,557	2007
	18.754252	21.588889	15.11%	14,023	2006
	17.522146	18.754252	7.03%	4,839	2005
	14.389863	17.522146	21.77%	847	2004
	10.000000	14.389863	43.90%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.977560	20.232033	26.63%	4,596	2007
	12.668305	15.977560	26.12%	3,041	2006
	10.000000	12.668305	26.68%	579	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.779294	23.605325	13.60%	0	2007
	17.387393	20.779294	19.51%	0	2006
	16.038366	17.387393	8.41%	0	2005
	13.751167	16.038366	16.63%	0	2004
	10.000000	13.751167	37.51%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.898644	16.923267	13.59%	50,718	2007
	12.465022	14.898644	19.52%	33,978	2006
	11.501699	12.465022	8.38%	5,632	2005
	10.000000	11.501699	15.02%	924	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.855571	11.859368	9.25%	14,019	2007
	9.776034	10.855571	11.04%	3,314	2006
	10.000000	9.776034	-2.24%	475	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.131476	15.334560	8.51%	366	2007
	13.006046	14.131476	8.65%	359	2006
	12.276441	13.006046	5.94%	349	2005
	11.520606	12.276441	6.56%	343	2004
	10.000000	11.520606	15.21%	334	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.193769	23.114947	34.44%	2,301	2007
	16.012813	17.193769	7.38%	122	2006
	14.457079	16.012813	10.76%	122	2005
	12.454292	14.457079	16.08%	122	2004
	10.000000	12.454292	24.54%	122	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.759641	16.735656	9.00%	0	2007
	15.353585	16.759641	9.16%	0	2006
	14.067422	15.353585	9.14%	0	2005
	12.170561	14.067422	15.59%	0	2004
	10.000000	12.170561	21.71%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.552508	31.477434	44.29%	0	2007
	21.815277	31.552508	44.63%	0	2006
	16.802152	21.815277	29.84%	0	2005
	14.386862	16.802152	16.79%	0	2004
	10.000000	14.386862	43.87%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.331427	26.880547	26.01%	13,552	2007
	14.776907	21.331427	44.36%	5,972	2006
	11.374522	14.776907	29.91%	0	2005
	10.000000	11.374522	13.75%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.205378	10.520337	3.09%	54,106	2007
	9.952665	10.205378	2.54%	33,975	2006
	9.970148	9.952665	-0.18%	337	2005
	10.053922	9.970148	-0.83%	54	2004
	10.000000	10.053922	0.54%	54	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.647444	16.000722	9.24%	665	2007
	13.871721	14.647444	5.59%	665	2006
	13.524972	13.871721	2.56%	958	2005
	12.611711	13.524972	7.24%	293	2004
	10.000000	12.611711	26.12%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.390788	19.469028	5.86%	4,303	2007
	15.508758	18.390788	18.58%	6,867	2006
	14.802915	15.508758	4.77%	473	2005
	13.101256	14.802915	12.99%	270	2004
	10.000000	13.101256	31.01%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.639468	15.467086	-1.10%	1,218	2007
	15.100041	15.639468	3.57%	1,218	2006
	14.912765	15.100041	1.26%	644	2005
	13.546314	14.912765	10.09%	0	2004
	10.000000	13.546314	35.46%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.123012	14.342336	1.55%	44,047	2007
	11.625396	14.123012	21.48%	46,648	2006
	10.000000	11.625396	16.25%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	18.032072	21.680533	20.23%	0	2007
	16.008068	18.032072	12.64%	0	2006
	14.342226	16.008068	11.61%	0	2005
	12.561301	14.342226	14.18%	0	2004
	10.000000	12.561301	25.61%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.595551	12.771312	1.40%	1,799	2007
	11.538079	12.595551	9.17%	1,851	2006
	10.000000	11.538079	15.38%	71	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.055160	16.999583	5.88%	58,712	2007
	14.349244	16.055160	11.89%	46,026	2006
	13.646139	14.349244	5.15%	1,693	2005
	12.242250	13.646139	11.47%	0	2004
	10.000000	12.242250	22.42%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.444700	10.907812	4.43%	170,739	2007
	10.000000	10.444700	4.45%	88,298	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.426790	10.565011	1.33%	7,127	2007
	10.000000	10.426790	4.27%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.726774	12.070327	12.53%	16,828	2007
	10.000000	10.726774	7.27%	4,371	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.254148	11.289658	10.10%	26,597	2007
	10.000000	10.254148	2.54%	14,539	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.786217	-2.14%	985	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.160558	14.369521	1.48%	1,245	2007
	13.010580	14.160558	8.84%	1,298	2006
	12.914147	13.010580	0.75%	1,349	2005
	11.920518	12.914147	8.34%	258	2004
	10.000000	11.920518	19.21%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.349994	11.521221	1.51%	5,623	2007
	10.428702	11.349994	8.83%	8,080	2006
	10.000000	10.428702	4.29%	1,856	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	34.532168	49.331720	42.86%	0	2007
	25.743289	34.532168	34.14%	0	2006
	19.769023	25.743289	30.22%	0	2005
	16.681255	19.769023	18.51%	0	2004
	10.000000	16.681255	66.81%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.553200	29.414021	43.11%	11,627	2007
	15.295088	20.553200	34.38%	6,154	2006
	11.731602	15.295088	30.38%	3,211	2005
	10.000000	11.731602	17.32%	1,243	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.375845	26.432452	18.13%	0	2007
	16.557753	22.375845	35.14%	0	2006
	15.845755	16.557753	4.49%	0	2005
	12.429469	15.845755	27.49%	0	2004
	10.000000	12.429469	24.29%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.793953	21.140796	-3.00%	0	2007
	18.443115	21.793953	18.17%	0	2006
	16.917366	18.443115	9.02%	0	2005
	14.236433	16.917366	18.83%	0	2004
	10.000000	14.236433	42.36%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.559563	11.133461	5.43%	63,792	2007
	10.383839	10.559563	1.69%	41,775	2006
	10.218714	10.383839	1.62%	4,390	2005
	10.056798	10.218714	1.61%	1,723	2004
	10.000000	10.056798	0.57%	1,369	2003*

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.717105	17.462982	11.11%	0	2007
	15.592487	15.717105	0.80%	0	2006
	14.646138	15.592487	6.46%	0	2005
	13.837460	14.646138	5.84%	0	2004
	10.000000	13.837460	38.37%	0	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.561063	11.739639	11.16%	6,065	2007
	10.479012	10.561063	0.78%	924	2006
	9.838727	10.479012	6.51%	0	2005
	10.000000	9.838727	-1.61%	0	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.846210	11.673690	7.63%	2,094	2007
	10.000000	10.846210	8.46%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.743052	12.175906	3.69%	0	2007
	11.240596	11.743052	4.47%	0	2006
	11.057226	11.240596	1.66%	0	2005
	10.737468	11.057226	2.98%	0	2004
	10.000000	10.737468	7.37%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	13.248273	13.798951	4.16%	45,046	2007
	12.417219	13.248273	6.69%	27,253	2006
	12.076800	12.417219	2.82%	4,728	2005
	11.453215	12.076800	5.44%	4,894	2004
	10.000000	11.453215	14.53%	1,448	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.960495	15.552908	3.96%	108,590	2007
	13.653042	14.960495	9.58%	111,213	2006
	13.170541	13.653042	3.66%	36,474	2005
	12.219426	13.170541	7.78%	12,465	2004
	10.000000	12.219426	22.19%	9,180	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	17.101815	17.861621	4.44%	138,240	2007
	15.172866	17.101815	12.71%	53,209	2006
	14.400446	15.172866	5.36%	29,067	2005
	13.055735	14.400446	10.30%	17,993	2004
	10.000000	13.055735	30.56%	1,376	2003*

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.811454	19.611669	4.25%	10,483	2007
	16.357271	18.811454	15.00%	8,554	2006
	15.400938	16.357271	6.21%	66	2005
	13.726044	15.400938	12.20%	438	2004
	10.000000	13.726044	37.26%	440	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.578910	17.736157	6.98%	31,966	2007
	15.365730	16.578910	7.90%	18,750	2006
	14.247149	15.365730	7.85%	1,354	2005
	12.567045	14.247149	13.37%	0	2004
	10.000000	12.567045	25.67%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.446772	20.580401	5.83%	8,994	2007
	17.983657	19.446772	8.14%	8,034	2006
	16.302727	17.983657	10.31%	4,251	2005
	14.315619	16.302727	13.88%	4,046	2004
	10.000000	14.315619	43.16%	3,935	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	10.213733	10.531068	3.11%	87,973	2007
	9.929517	10.213733	2.86%	74,644	2006
	9.828303	9.929517	1.03%	24,801	2005
	9.907723	9.828303	-0.80%	669	2004
	10.000000	9.907723	-0.92%	1,168	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.516083	21.743316	1.06%	0	2007
	17.863159	21.516083	20.45%	0	2006
	16.238833	17.863159	10.00%	0	2005
	13.752384	16.238833	18.08%	0	2004
	10.000000	13.752384	37.52%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	15.192857	15.351794	1.05%	36,987	2007
	12.613064	15.192857	20.45%	25,072	2006
	11.464644	12.613064	10.02%	771	2005
	10.000000	11.464644	14.65%	100	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.446395	17.719173	7.74%	4,898	2007
	16.228647	16.446395	1.34%	1,891	2006
	15.307615	16.228647	6.02%	261	2005
	13.746313	15.307615	11.36%	37	2004
	10.000000	13.746313	37.46%	0	2003*

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	22.431312	20.474906	-8.72%	3,808	2007
	19.466836	22.431312	15.23%	2,307	2006
	19.247126	19.466836	1.14%	828	2005
	16.718464	19.247126	15.12%	424	2004
	10.000000	16.718464	67.18%	0	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.761119	20.814123	0.26%	11,608	2007
	18.879084	20.761119	9.97%	16,267	2006
	17.128629	18.879084	10.22%	7,545	2005
	14.654395	17.128629	16.88%	3,980	2004
	10.000000	14.654395	46.54%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.632365	17.656561	6.16%	52,891	2007
	14.904674	16.632365	11.59%	41,666	2006
	14.150175	14.904674	5.33%	7,773	2005
	13.128576	14.150175	7.78%	1,635	2004
	10.000000	13.128576	31.29%	1,625	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.637183	19.643516	18.07%	0	2007
	15.275946	16.637183	8.91%	0	2006
	15.644906	15.275946	-2.36%	0	2005
	15.282977	15.644906	2.37%	0	2004
	10.000000	15.282977	52.83%	0	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.589142	13.672636	17.98%	581	2007
	10.591089	11.589142	9.42%	165	2006
	10.846894	10.591089	-2.36%	165	2005
	10.000000	10.846894	8.47%	166	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.720367	21.291489	20.15%	3,489	2007
	18.099172	17.720367	-2.09%	2,934	2006
	16.466194	18.099172	9.92%	2,990	2005
	14.927789	16.466194	10.31%	1,641	2004
	10.000000	14.927789	49.28%	799	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.252744	17.490950	-4.17%	32,738	2007
	16.051165	18.252744	13.72%	30,046	2006
	15.691383	16.051165	2.29%	5,363	2005
	13.619525	15.691383	15.21%	296	2004
	10.000000	13.619525	36.20%	316	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.867168	12.216298	2.94%	11,894	2007
	11.503052	11.867168	3.17%	7,256	2006
	11.440175	11.503052	0.55%	3,743	2005
	10.913127	11.440175	4.83%	548	2004
	10.000000	10.913127	9.13%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.648279	17.530404	12.03%	11,244	2007
	14.767643	15.648279	5.96%	13,825	2006
	14.311213	14.767643	3.19%	12,321	2005
	13.641397	14.311213	4.91%	10,911	2004
	10.000000	13.641397	36.41%	4,471	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.934359	15.584368	4.35%	37,164	2007
	12.927265	14.934359	15.53%	40,752	2006
	11.518744	12.927265	12.23%	26,692	2005
	10.000000	11.518744	15.19%	9,948	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.934794	23.938117	4.37%	0	2007
	19.858496	22.934794	15.49%	0	2006
	17.692814	19.858496	12.24%	0	2005
	15.125050	17.692814	16.98%	0	2004
	10.000000	15.125050	51.25%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.545409	-4.55%	3,100	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.958843	13.669891	-2.07%	5,036	2007
	12.986985	13.958843	7.48%	3,299	2006
	12.938142	12.986985	0.38%	1,138	2005
	12.092593	12.938142	6.99%	953	2004
	10.000000	12.092593	20.93%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.534344	16.943761	2.48%	45,001	2007
	14.641582	16.534344	12.93%	41,349	2006
	14.071167	14.641582	4.05%	4,539	2005
	13.101729	14.071167	7.40%	2,995	2004
	10.000000	13.101729	31.02%	1,143	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.571062	20.928584	-2.98%	28,650	2007
	19.118454	21.571062	12.83%	14,537	2006
	17.708055	19.118454	7.96%	2,030	2005
	15.099793	17.708055	17.27%	602	2004
	10.000000	15.099793	51.00%	0	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.873489	14.674939	-7.55%	321	2007
	13.916589	15.873489	14.06%	311	2006
	13.439563	13.916589	3.55%	313	2005
	12.292191	13.439563	9.33%	177	2004
	10.000000	12.292191	22.92%	177	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.088657	21.419267	6.62%	0	2007
	15.983722	20.088657	25.68%	0	2006
	14.477008	15.983722	10.41%	0	2005
	12.661737	14.477008	14.34%	0	2004
	10.000000	12.661737	26.62%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.078796	13.578796	3.82%	0	2007
	12.605700	13.078796	3.75%	0	2006
	12.120096	12.605700	4.01%	0	2005
	11.726971	12.120096	3.35%	0	2004
	10.000000	11.726971	17.27%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.043722	13.329964	10.68%	25,663	2007
	11.194685	12.043722	7.58%	5,364	2006
	10.000000	11.194685	11.95%	1,647	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.287032	12.455662	1.37%	10,613	2007
	10.523778	12.287032	16.75%	9,508	2006
	10.000000	10.523778	5.24%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.257077	10.619660	3.53%	10,248	2007
	10.020034	10.257077	2.37%	4,227	2006
	10.000000	10.020034	0.20%	4,176	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.787340	11.167683	3.53%	44,374	2007
	10.585324	10.787340	1.91%	27,080	2006
	10.349803	10.585324	2.28%	621	2005
	10.106459	10.349803	2.41%	0	2004
	10.000000	10.106459	1.06%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.384383	17.151690	4.68%	0	2007
	15.026650	16.384383	9.04%	0	2006
	13.617677	15.026650	10.35%	0	2005
	12.571945	13.617677	8.32%	0	2004
	10.000000	12.571945	25.72%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	28.126967	22.894185	-18.60%	16,741	2007
	20.762036	28.126967	35.47%	11,013	2006
	18.071423	20.762036	14.89%	5,381	2005
	13.496647	18.071423	33.90%	2,873	2004
	10.000000	13.496647	34.97%	0	2003*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.623816	17.567809	-0.32%	59,952	2007
	15.865481	17.623816	11.08%	66,129	2006
	15.300376	15.865481	3.69%	75,084	2005
	14.035732	15.300376	9.01%	48,319	2004
	10.000000	14.035732	40.36%	10,612	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.533626	17.068264	9.88%	9,562	2007
	14.891411	15.533626	4.31%	13,429	2006
	13.944319	14.891411	6.79%	16,436	2005
	13.333845	13.944319	4.58%	11,904	2004
	10.000000	13.333845	33.34%	7,466	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.411851	21.103470	8.71%	40,731	2007
	16.976808	19.411851	14.34%	45,760	2006
	15.797013	16.976808	7.47%	41,541	2005
	13.934334	15.797013	13.37%	36,001	2004
	10.000000	13.934334	39.34%	4,520	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.682415	18.234239	3.12%	22,116	2007
	15.368090	17.682415	15.06%	23,691	2006
	14.938595	15.368090	2.88%	26,448	2005
	13.656648	14.938595	9.39%	29,069	2004
	10.000000	13.656648	36.57%	13,538	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.362893	20.330966	-0.16%	3,782	2007
	18.128936	20.362893	12.32%	3,754	2006
	17.285895	18.128936	4.88%	4,435	2005
	14.760375	17.285895	17.11%	5,484	2004
	10.000000	14.760375	47.60%	1,843	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.570143	17.203758	-2.09%	8,318	2007
	15.292793	17.570143	14.89%	8,775	2006
	14.876592	15.292793	2.80%	11,215	2005
	13.436555	14.876592	10.72%	13,476	2004
	10.000000	13.436555	34.37%	12,720	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.958174	23.144007	15.96%	1,013	2007
	16.267090	19.958174	22.69%	1,038	2006
	14.622677	16.267090	11.25%	1,059	2005
	12.954014	14.622677	12.88%	1,059	2004
	10.000000	12.954014	29.54%	6,600	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.332411	17.777155	15.94%	9,792	2007
	12.484669	15.332411	22.81%	12,573	2006
	11.235831	12.484669	11.11%	13,139	2005
	10.000000	11.235831	12.36%	10,640	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.223600	12.688800	-4.04%	47,522	2007
	11.182961	13.223600	18.25%	20,029	2006
	10.000000	11.182961	11.83%	10,423	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.483747	16.023818	18.84%	29,209	2007
	14.190218	13.483747	-4.98%	32,332	2006
	14.148213	14.190218	0.30%	36,585	2005
	13.008019	14.148213	8.77%	37,170	2004
	10.000000	13.008019	30.08%	4,409	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.296920	17.038056	-6.88%	197,101	2007
	15.703519	18.296920	16.51%	257,953	2006
	15.227029	15.703519	3.13%	212,334	2005
	13.560360	15.227029	12.29%	167,481	2004
	10.000000	13.560360	35.60%	83,842	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.132766	16.648209	37.22%	80,128	2007
	11.330208	12.132766	7.08%	3,941	2006
	10.000000	11.330208	13.30%	1,047	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.787966	11.616236	7.68%	127,912	2007
	10.797069	10.787966	-0.08%	147,467	2006
	10.808802	10.797069	-0.11%	159,775	2005
	10.386599	10.808802	4.06%	90,036	2004
	10.000000	10.386599	3.87%	12,607	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.678506	20.202242	-2.30%	39,032	2007
	18.376258	20.678506	12.53%	52,757	2006
	17.423346	18.376258	5.47%	51,657	2005
	14.534647	17.423346	19.87%	46,388	2004
	10.000000	14.534647	45.35%	20,482	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.771098	17.316115	3.25%	181,326	2007
	14.801006	16.771098	13.31%	195,335	2006
	14.409719	14.801006	2.72%	181,604	2005
	13.276956	14.409719	8.53%	159,889	2004
	10.000000	13.276956	32.77%	41,979	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.257937	16.032965	5.08%	38,865	2007
	13.349526	15.257937	14.30%	49,024	2006
	13.036073	13.349526	2.40%	61,291	2005
	12.648103	13.036073	3.07%	46,811	2004
	10.000000	12.648103	26.48%	12,001	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.883417	13.857955	-12.75%	2,923	2007
	15.599935	15.883417	1.82%	3,246	2006
	15.025992	15.599935	3.82%	3,627	2005
	13.758382	15.025992	9.21%	3.557	2004
	10.000000	13.758382	37.58%	1,569	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.898710	14.979343	-11.36%	2,530	2007
	14.749944	16.898710	14.57%	2,531	2006
	14.313075	14.749944	3.05%	3,042	2005
	13.290443	14.313075	7.69%	3,075	2004
	10.000000	13.290443	32.90%	2,921	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.524848	16.739323	7.82%	1,713	2007
	13.632999	15.524848	13.88%	1,750	2006
	13.630001	13.632999	0.02%	1,788	2005
	12.938731	13.630001	5.34%	1,828	2004
	10.000000	12.938731	29.39%	474	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.281225	9.960517	-3.12%	614	2007
	10.000000	10.281225	2.81%	615	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.554827	10.913274	3.40%	113,029	2007
	10.326635	10.554827	2.21%	91,753	2006
	10.396791	10.326635	-0.67%	98,916	2005
	10.231557	10.396791	1.61%	78,008	2004
	10.000000	10.231557	2.32%	48,979	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.009561	21.928926	15.36%	579,161	2007
	17.344751	19.009561	9.60%	520,362	2006
	15.118116	17.344751	14.73%	386,959	2005
	13.348206	15.118116	13.26%	213,321	2004
	10.000000	13.348206	33.48%	43,680	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.330811	21.957844	43.23%	122,567	2007
	13.366391	15.330811	14.70%	63,202	2006
	10.000000	13.366391	33.66%	24,515	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.341851	18.267085	-0.41%	216,110	2007
	15.549744	18.341851	17.96%	263,983	2006
	14.975649	15.549744	3.83%	228,971	2005
	13.689096	14.975649	9.40%	177,047	2004
	10.000000	13.689096	36.89%	87,478	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.508159	12.270447	6.62%	22,559	2007
	10.677738	11.508159	7.78%	27,934	2006
	10.000000	10.677738	6.78%	5,817	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.067730	13.050422	8.14%	20,503	2007
	10.983946	12.067730	9.87%	14,844	2006
	10.000000	10.983946	9.84%	2,352	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.430320	13.578595	9.24%	10,992	2007
	11.191771	12.430320	11.07%	11,176	2006
	10.000000	11.191771	11.92%	9,973	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.257253	19.004321	24.56%	170,405	2007
	14.555865	15.257253	4.82%	115,518	2006
	14.027481	14.555865	3.77%	108,767	2005
	13.830954	14.027481	1.42%	108,253	2004
	10.000000	13.830954	38.31%	37,263	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.822894	11.078071	2.36%	238,956	2007
	10.566867	10.822894	2.42%	151,274	2006
	10.543870	10.566867	0.22%	123,650	2005
	10.289636	10.543870	2.47%	78,187	2004
	10.000000	10.289636	2.90%	16,612	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.524947	25.548950	13.43%	260,418	2007
	20.374726	22.524947	10.55%	257,129	2006
	17.553083	20.374726	16.07%	191,079	2005
	14.317299	17.553083	22.60%	120,722	2004
	10.000000	14.317299	43.17%	11,573	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.281112	25.648120	15.11%	12,647	2007
	19.235244	22.281112	15.83%	12,920	2006
	16.464488	19.235244	16.83%	13,616	2005
	14.773707	16.464488	11.44%	14,621	2004
	10.000000	14.773707	47.74%	4,313	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.900646	17.153400	15.12%	102,565	2007
	12.859292	14.900646	15.87%	105,784	2006
	11.010757	12.859292	16.79%	43,745	2005
	10.000000	11.010757	10.11%	26,228	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.384742	22.174284	3.69%	48,384	2007
	18.742199	21.384742	14.10%	52,144	2006
	18.604251	18.742199	0.74%	56,412	2005
	16.616684	18.604251	11.96%	48,257	2004
	10.000000	16.616684	66.17%	11,209	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.093323	11.319149	2.04%	204,036	2007
	10.000000	11.093323	10.93%	64,448	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.834586	16.110330	-4.30%	152,359	2007
	14.613875	16.834586	15.20%	176,675	2006
	14.366106	14.613875	1.72%	200,589	2005
	13.159690	14.366106	9.17%	187,531	2004
	10.000000	13.159690	31.60%	18,723	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.546487	20.684706	-4.00%	57,500	2007
	18.726904	21.546487	15.06%	87,873	2006
	17.505456	18.726904	6.98%	76,647	2005
	13.383471	17.505456	21.71%	64,539	2004
	10.000000	13.383471	43.83%	39,139	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.964102	20.204667	26.56%	69,854	2007
	12.664040	15.964102	26.06%	20,049	2006
	10.000000	12.664040	26.64%	10,924	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.738490	23.546943	13.54%	1,316	2007
	17.362045	20.738490	19.45%	1,503	2006
	16.023099	17.362045	8.36%	1,767	2005
	13.745055	16.023099	16.57%	2,461	2004
	10.000000	13.745055	37.45%	4,074	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.878566	16.891835	13.53%	99,401	2007
	12.454527	14.878566	19.46%	122,208	2006
	11.497838	12.454527	8.32%	45,773	2005
	10.000000	11.497838	14.98%	28,149	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.846399	11.843292	9.19%	62,437	2007
	9.772731	10.846399	10.99%	38,606	2006
	10.000000	9.772731	-2.27%	18,738	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.103710	15.296614	8.46%	16,115	2007
	12.987069	14.103710	8.60%	16,867	2006
	12.264747	12.987069	5.89%	17,705	2005
	11.515483	12.264747	6.51%	12,179	2004
	10.000000	11.515483	15.15%	10,745	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.159960	23.057716	34.37%	31,503	2007
	15.989434	17.159960	7.32%	21,585	2006
	14.443288	15.989434	10.70%	22,132	2005
	12.448743	14.443288	16.02%	21,645	2004
	10.000000	12.448743	24.49%	9,027	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.704562	17.434863	4.37%	2,184	2007
	15.332818	16.704562	8.95%	2,220	2006
	14.055507	15.332818	9.09%	2,220	2005
	12.166439	14.055507	15.53%	640	2004
	10.000000	12.166439	21.66%	257	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.415594	39.550946	25.90%	1,318	2007
	21.783453	31.415594	44.22%	1,319	2006
	16.786144	21.783453	29.77%	1,319	2005
	14.380462	16.786144	16.73%	1,985	2004
	10.000000	14.380462	43.80%	1,171	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.302709	26.830655	25.95%	106,389	2007
	14.764488	21.302709	44.28%	50,954	2006
	11.370699	14.764488	29.85%	4,211	2005
	10.000000	11.370699	13.71%	349	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.185319	10.494300	3.03%	221,373	2007
	9.938135	10.185319	2.49%	138,293	2006
	9.960634	9.938135	-0.23%	106,065	2005
	10.049442	9.960634	-0.88%	66,877	2004
	10.000000	10.049442	0.49%	20,862	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.618661	15.961113	9.18%	48,888	2007
	13.851478	14.618661	5.54%	51,698	2006
	13.512077	13.851478	2.51%	51,767	2005
	12.606092	13.512077	7.19%	37,019	2004
	10.000000	12.606092	26.06%	10,081	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.354658	19.420875	5.81%	130,559	2007
	15.486129	18.354658	18.52%	95,547	2006
	14.788799	15.486129	4.72%	49,516	2005
	13.095420	14.788799	12.93%	18,198	2004
	10.000000	13.095420	30.95%	4,237	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.608741	15.428808	-1.15%	12,433	2007
	15.078018	15.608741	3.52%	12,792	2006
	14.898556	15.078018	1.20%	13,444	2005
	13.540292	14.898556	10.03%	6,677	2004
	10.000000	13.540292	35.40%	174	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.111119	14.322937	1.50%	76,871	2007
	11.621495	14.111119	21.42%	32,620	2006
	10.000000	11.621495	16.21%	11,647	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.995503	21.625522	20.17%	9,850	2007
	15.983705	17.995503	12.59%	11,769	2006
	14.327655	15.983705	11.56%	11,631	2005
	12.554923	14.327655	14.12%	13,213	2004
	10.000000	12.554923	25.55%	10,704	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.584910	12.753999	1.34%	35,355	2007
	11.534192	12.584910	9.11%	20,783	2006
	10.000000	11.534192	15.34%	10,500	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.025299	16.959302	5.83%	189,042	2007
	14.329818	16.025299	11.83%	127,531	2006
	13.634572	14.329818	5.10%	53,752	2005
	12.238102	13.634572	11.41%	29,543	2004
	10.000000	12.238102	22.38%	3,640	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.441173	10.898553	4.38%	128,486	2007
	10.000000	10.441173	4.41%	16,538	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.423276	10.556053	1.27%	237,785	2007
	10.000000	10.423276	4.23%	120,179	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.723164	12.060105	12.47%	56,063	2007
	10.000000	10.723164	7.23%	28,600	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.250695	11.280075	10.04%	157,692	2007
	10.000000	10.250695	2.51%	67,642	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.782890	-2.17%	41,861	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.132721	14.333947	1.42%	18,343	2007
	12.991591	14.132721	8.78%	28,630	2006
	12.901837	12.991591	0.70%	45,304	2005
	11.915207	12.901837	8.28%	53,405	2004
	10.000000	11.915207	19.15%	14,150	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.340421	11.505618	1.46%	107,997	2007
	10.425180	11.340421	8.78%	97,420	2006
	10.000000	10.425180	4.25%	47,868	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	34.464366	49.209721	42.78%	1,671	2007
	25.705754	34.464366	34.07%	2,867	2006
	19.750194	25.705754	30.15%	4,034	2005
	16.673844	19.750194	18.45%	6,378	2004
	10.000000	16.673844	66.74%	4,656	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.525465	29.359343	43.04%	102,559	2007
	15.282194	20.525465	34.31%	72,450	2006
	11.727649	15.282194	30.31%	25,865	2005
	10.000000	11.727649	17.28%	12,383	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.331912	26.367076	18.07%	0	2007
	16.533604	22.331912	35.07%	0	2006
	15.830660	16.533604	4.44%	0	2005
	12.423943	15.830660	27.42%	0	2004
	10.000000	12.423943	24.24%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.751141	21.088480	-3.05%	134	2007
	18.416229	21.751141	18.11%	134	2006
	16.901261	18.416229	8.96%	135	2005
	14.230107	16.901261	18.77%	1,620	2004
	10.000000	14.230107	42.30%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.538811	11.105910	5.38%	360,149	2007
	10.368679	10.538811	1.64%	221,809	2006
	10.208975	10.368679	1.56%	146,117	2005
	10.052319	10.208975	1.56%	119,412	2004
	10.000000	10.052319	0.52%	52,971	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.686224	17.419767	11.05%	1,286	2007
	15.569751	15.686224	0.75%	1,331	2006
	14.632191	15.569751	6.41%	1,385	2005
	13.831311	14.632191	5.79%	8,715	2004
	10.000000	13.831311	38.31%	6,977	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.546816	11.717804	11.10%	15,774	2007
	10.470190	10.546816	0.73%	20,244	2006
	9.835422	10.470190	6.45%	24,444	2005
	10.000000	9.835422	-1.65%	13,892	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.842547	11.663775	7.57%	3,938	2007
	10.000000	10.842547	8.43%	252	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.719973	12.145775	3.63%	242,447	2007
	11.224201	11.719973	4.42%	296,460	2006
	11.046699	11.224201	1.61%	309,349	2005
	10.732694	11.046699	2.93%	270,649	2004
	10.000000	10.732694	7.33%	9,220	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	13.222235	13.764795	4.10%	230,753	2007
	12.399089	13.222235	6.64%	263,060	2006
	12.065285	12.399089	2.77%	290,863	2005
	11.448112	12.065285	5.39%	239,616	2004
	10.000000	11.448112	14.48%	72,742	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.931111	15.514431	3.91%	1,434,941	2007
	13.633120	14.931111	9.52%	1,517,915	2006
	13.157999	13.633120	3.61%	1,599,367	2005
	12.213989	13.157999	7.73%	935,197	2004
	10.000000	12.213989	22.14%	190,127	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	17.068231	17.817437	4.39%	1,855,373	2007
	15.150749	17.068231	12.66%	1,911,002	2006
	14.386732	15.150749	5.31%	1,998,594	2005
	13.049930	14.386732	10.24%	1,369,536	2004
	10.000000	13.049930	30.50%	231,458	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.774488	19.563127	4.20%	886,904	2007
	16.333409	18.774488	14.95%	964,922	2006
	15.386263	16.333409	6.16%	1,015,121	2005
	13.719936	15.386263	12.15%	630,449	2004
	10.000000	13.719936	37.20%	46,692	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.548079	17.694137	6.93%	108,071	2007
	15.344932	16.548079	7.84%	73,424	2006
	14.235076	15.344932	7.80%	70,380	2005
	12.562778	14.235076	13.31%	54,875	2004
	10.000000	12.562778	25.63%	5,463	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.408542	20.529456	5.78%	91,133	2007
	17.957407	19.408542	8.08%	98,727	2006
	16.287185	17.957407	10.25%	106,670	2005
	14.309252	16.287185	13.82%	85,444	2004
	10.000000	14.309252	43.09%	23,878	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	10.193460	10.504794	3.05%	718,181	2007
	9.914831	10.193460	2.81%	252,309	2006
	9.818741	9.914831	0.98%	278,178	2005
	9.903114	9.818741	-0.85%	262,331	2004
	10.000000	9.903114	-0.97%	153,250	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.476067	21.691786	1.00%	2,927	2007
	17.838983	21.476067	20.39%	3,014	2006
	16.225077	17.838983	9.95%	3,028	2005
	13.747723	16.225077	18.02%	3,028	2004
	10.000000	13.747723	37.48%	1,174	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	15.172347	15.323233	0.99%	119,989	2007
	12.602422	15.172347	20.39%	75,258	2006
	11.460775	12.602422	9.96%	35,009	2005
	10.000000	11.460775	14.61%	16,664	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.414091	17.675330	7.68%	19,766	2007
	16.204980	16.414091	1.29%	15,975	2006
	15.293035	16.204980	5.96%	10,550	2005
	13.740197	15.293035	11.30%	18,251	2004
	10.000000	13.740197	37.40%	10,106	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	22.387257	20.424240	-8.77%	35,661	2007
	19.438441	22.387257	15.17%	40,895	2006
	19.228790	19.438441	1.09%	41,178	2005
	16.711034	19.228790	15.07%	37,897	2004
	10.000000	16.711034	67.11%	13,323	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.720355	20.762641	0.20%	72,466	2007
	18.851589	20.720355	9.91%	74,536	2006
	17.112344	18.851589	10.16%	67,339	2005
	14.647889	17.112344	16.82%	44,778	2004
	10.000000	14.647889	46.48%	3,678	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.599700	17.612883	6.10%	106,420	2007
	14.882948	16.599700	11.54%	66,511	2006
	14.136709	14.882948	5.28%	49,333	2005
	13.122737	14.136709	7.73%	45,021	2004
	10.000000	13.122737	31.23%	8,475	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.604458	19.594871	18.01%	1,442	2007
	15.253641	16.604458	8.86%	1,644	2006
	15.630001	15.253641	-2.41%	2,131	2005
	15.276176	15.630001	2.32%	2,206	2004
	10.000000	15.276176	52.76%	2,344	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.573495	13.647194	17.92%	68,381	2007
	10.582151	11.573495	9.37%	4,649	2006
	10.843249	10.582151	-2.41%	11,749	2005
	10.000000	10.843249	8.43%	4,235	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.685563	21.238809	20.09%	25,283	2007
	18.072787	17.685563	-2.14%	25,001	2006
	16.450514	18.072787	9.86%	30,287	2005
	14.921160	16.450514	10.25%	19,897	2004
	10.000000	14.921160	49.21%	8,049	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.216874	17.447646	-4.22%	86,517	2007
	16.027747	18.216874	13.66%	68,980	2006
	15.676431	16.027747	2.24%	62,867	2005
	13.613463	15.676431	15.15%	44,146	2004
	10.000000	13.613463	36.13%	4,281	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.843820	12.186044	2.89%	68,928	2007
	11.486246	11.843820	3.11%	67,632	2006
	11.429252	11.486246	0.50%	64,756	2005
	10.908261	11.429252	4.78%	37,563	2004
	10.000000	10.908261	9.08%	25,732	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.617527	17.487013	11.97%	95,983	2007
	14.746098	15.617527	5.91%	117,348	2006
	14.297573	14.746098	3.14%	134,090	2005
	13.635328	14.297573	4.86%	97,247	2004
	10.000000	13.635328	36.35%	23,063	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.914215	15.555404	4.30%	182,367	2007
	12.916367	14.914215	15.47%	190,247	2006
	11.514872	12.916367	12.17%	145,618	2005
	10.000000	11.514872	15.15%	70,389	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.889771	23.878925	4.32%	13,680	2007
	19.829567	22.889771	15.43%	14,854	2006
	17.675988	19.829567	12.18%	18,391	2005
	15.118336	17.675988	16.92%	28,664	2004
	10.000000	15.118336	51.18%	26,609	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.542158	-4.58%	31,690	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.931414	13.636055	-2.12%	30,600	2007
	12.968040	13.931414	7.43%	50,045	2006
	12.925822	12.968040	0.33%	50,662	2005
	12.087210	12.925822	6.94%	37,301	2004
	10.000000	12.087210	20.87%	10,808	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.501877	16.901851	2.42%	182,043	2007
	14.620224	16.501877	12.87%	152,942	2006
	14.057759	14.620224	4.00%	116,201	2005
	13.095891	14.057759	7.34%	70,512	2004
	10.000000	13.095891	30.96%	31,629	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.528680	20.876791	-3.03%	72,303	2007
	19.090561	21.528680	12.77%	46,971	2006
	17.691186	19.090561	7.91%	22,556	2005
	15.093088	17.691186	17.21%	14,939	2004
	10.000000	15.093088	50.93%	4,084	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.843988	14.640181	-7.60%	13,225	2007
	13.897765	15.843988	14.00%	15,904	2006
	13.428187	13.897765	3.50%	19,204	2005
	12.288020	13.428187	9.28%	15,630	2004
	10.000000	12.288020	22.88%	3,267	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.051297	21.368514	6.57%	3,373	2007
	15.962094	20.051297	25.62%	3,373	2006
	14.464749	15.962094	10.35%	3,373	2005
	12.657435	14.464749	14.28%	4,160	2004
	10.000000	12.657435	26.57%	2,591	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.054478	13.546615	3.77%	7,958	2007
	12.588642	13.054478	3.70%	10,833	2006
	12.109833	12.588642	3.95%	16,060	2005
	11.722996	12.109833	3.30%	24,371	2004
	10.000000	11.722996	17.23%	2,096	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.033564	13.311906	10.62%	39,030	2007
	11.190908	12.033564	7.53%	11,415	2006
	10.000000	11.190908	11.91%	3,402	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.276666	12.438794	1.32%	108,118	2007
	10.520229	12.276666	16.70%	82,007	2006
	10.000000	10.520229	5.20%	37,461	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.248424	10.605282	3.48%	70,026	2007
	10.016659	10.248424	2.31%	58,605	2006
	10.000000	10.016659	0.17%	15,184	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.767281	11.141221	3.47%	151,682	2007
	10.570988	10.767281	1.86%	96,077	2006
	10.341028	10.570988	2.22%	38,955	2005
	10.103021	10.341028	2.36%	20,271	2004
	10.000000	10.103021	1.03%	1,590	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.351154	17.108171	4.63%	1,866	2007
	15.003777	16.351154	8.98%	1,936	2006
	13.603850	15.003777	10.29%	1,972	2005
	12.565569	13.603850	8.26%	2,269	2004
	10.000000	12.565569	25.66%	1,942	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	28.069986	22.836132	-18.65%	96,561	2007
	20.730481	28.069986	35.40%	137,476	2006
	18.053101	20.730481	14.83%	78,774	2005
	13.489811	18.053101	33.83%	49,706	2004
	10.000000	13.489811	34.90%	17,156	2003*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.589180	17.524323	-0.37%	3,106	2007
	15.842324	17.589180	11.03%	1,815	2006
	15.285794	15.842324	3.64%	1,556	2005
	14.029489	15.285794	8.95%	662	2004
	10.000000	14.029489	40.29%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.503092	17.025992	9.82%	3,542	2007
	14.869670	15.503092	4.26%	3,542	2006
	13.931024	14.869670	6.74%	810	2005
	13.327906	13.931024	4.53%	811	2004
	10.000000	13.327906	33.28%	677	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.373679	21.051206	8.66%	3,752	2007
	16.952019	19.373679	14.29%	2,461	2006
	15.781943	16.952019	7.41%	1,853	2005
	13.928124	15.781943	13.31%	986	2004
	10.000000	13.928124	39.28%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.647693	18.189134	3.07%	1,252	2007
	15.345688	17.647693	15.00%	1,252	2006
	14.924373	15.345688	2.82%	1,252	2005
	13.650578	14.924373	9.33%	1,252	2004
	10.000000	13.650578	36.51%	1,436	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.322877	20.280642	-0.21%	0	2007
	18.102480	20.322877	12.27%	331	2006
	17.269419	18.102480	4.82%	342	2005
	14.753808	17.269419	17.05%	0	2004
	10.000000	14.753808	47.54%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.535595	17.161150	-2.14%	1,607	2007
	15.270469	17.535595	14.83%	1,698	2006
	14.862410	15.270469	2.75%	1,802	2005
	13.430573	14.862410	10.66%	1,914	2004
	10.000000	13.430573	34.31%	1,732	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.918963	23.086736	15.90%	0	2007
	16.243360	19.918963	22.63%	0	2006
	14.608746	16.243360	11.19%	0	2005
	12.948252	14.608746	12.82%	0	2004
	10.000000	12.948252	29.48%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.311694	17.744059	15.89%	6,174	2007
	12.474122	15.311694	22.75%	0	2006
	11.232049	12.474122	11.06%	0	2005
	10.000000	11.232049	12.32%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.212452	12.671625	-4.09%	5,501	2007
	11.179195	13.212452	18.19%	439	2006
	10.000000	11.179195	11.79%	829	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.457245	15.984145	18.78%	0	2007
	14.169510	13.457245	-5.03%	2,940	2006
	14.134733	14.169510	0.25%	3,036	2005
	13.002232	14.134733	8.71%	1,576	2004
	10.000000	13.002232	30.02%	1,114	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.260956	16.995872	-6.93%	12,903	2007
	15.680601	18.260956	16.46%	4,822	2006
	15.212510	15.680601	3.08%	3,900	2005
	13.554322	15.212510	12.23%	2,894	2004
	10.000000	13.554322	35.54%	2,562	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.122531	16.625662	37.15%	45,858	2007
	11.326390	12.122531	7.03%	87	2006
	10.000000	11.326390	13.26%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.766075	11.586742	7.62%	2,547	2007
	10.780625	10.766075	-0.13%	2,363	2006
	10.797814	10.780625	-0.16%	2,401	2005
	10.381319	10.797814	4.01%	1,683	2004
	10.000000	10.381319	3.81%	763	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.637860	20.152227	-2.35%	879	2007
	18.349446	20.637860	12.47%	1,347	2006
	17.406733	18.349446	5.42%	1,183	2005
	14.528180	17.406733	19.81%	648	2004
	10.000000	14.528180	45.28%	542	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.738134	17.273254	3.20%	6,529	2007
	14.779410	16.738134	13.25%	1,745	2006
	14.395982	14.779410	2.66%	1,746	2005
	13.271042	14.395982	8.48%	2,961	2004
	10.000000	13.271042	32.71%	1,748	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.227945	15.993261	5.03%	3,505	2007
	13.330040	15.227945	14.24%	3,058	2006
	13.023645	13.330040	2.35%	3,081	2005
	12.642473	13.023645	3.02%	1,655	2004
	10.000000	12.642473	26.42%	1,157	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.852187	13.823627	-12.80%	0	2007
	15.577163	15.852187	1.77%	0	2006
	15.011664	15.577163	3.77%	0	2005
	13.752253	15.011664	9.16%	0	2004
	10.000000	13.752253	37.52%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.865527	14.942277	-11.40%	0	2007
	14.728439	16.865527	14.51%	0	2006
	14.299453	14.728439	3.00%	0	2005
	13.284540	14.299453	7.64%	0	2004
	10.000000	13.284540	32.85%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.494317	16.697871	7.77%	0	2007
	13.613103	15.494317	13.82%	0	2006
	13.617010	13.613103	-0.03%	0	2005
	12.932963	13.617010	5.29%	0	2004
	10.000000	12.932963	29.33%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.277768	9.952067	-3.17%	0	2007
	10.000000	10.277768	2.78%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.534096	10.886287	3.34%	5,627	2007
	10.311577	10.534096	2.16%	566	2006
	10.386894	10.311577	-0.73%	566	2005
	10.227007	10.386894	1.56%	0	2004
	10.000000	10.227007	2.27%	3,771	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.972190	21.874630	15.30%	40,365	2007
	17.319436	18.972190	9.54%	24,058	2006
	15.103695	17.319436	14.67%	11,856	2005
	13.342259	15.103695	13.20%	3,390	2004
	10.000000	13.342259	33.42%	1,611	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.317890	21.928129	43.15%	24,332	2007
	13.361898	15.317890	14.64%	609	2006
	10.000000	13.361898	33.62%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.305796	18.221859	-0.46%	29,434	2007
	15.527052	18.305796	17.90%	19,436	2006
	14.961372	15.527052	3.78%	9,743	2005
	13.683001	14.961372	9.34%	7,407	2004
	10.000000	13.683001	36.83%	4,783	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.498450	12.253843	6.57%	5,805	2007
	10.674147	11.498450	7.72%	0	2006
	10.000000	10.674147	6.74%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.057567	13.032776	8.09%	5,465	2007
	10.980252	12.057567	9.81%	0	2006
	10.000000	10.980252	9.80%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.419828	13.560199	9.18%	0	2007
	11.188000	12.419828	11.01%	0	2006
	10.000000	11.188000	11.88%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.227262	18.957269	24.50%	36,293	2007
	14.534623	15.227262	4.77%	3,127	2006
	14.014115	14.534623	3.71%	6,054	2005
	13.824807	14.014115	1.37%	2,587	2004
	10.000000	13.824807	38.25%	1,178	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.801590	11.050614	2.31%	29,240	2007
	10.551419	10.801590	2.37%	8,450	2006
	10.533806	10.551419	0.17%	4,641	2005
	10.285049	10.533806	2.42%	4,198	2004
	10.000000	10.285049	2.85%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.480669	25.485691	13.37%	16,501	2007
	20.344994	22.480669	10.50%	4,137	2006
	17.536354	20.344994	16.02%	4,157	2005
	14.310920	17.536354	22.54%	2,171	2004
	10.000000	14.310920	43.11%	194	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.237317	25.584618	15.05%	0	2007
	19.207179	22.237317	15.78%	0	2006
	16.448793	19.207179	16.77%	0	2005
	14.767132	16.448793	11.39%	0	2004
	10.000000	14.767132	47.67%	1,844	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.880550	17.121508	15.06%	9,789	2007
	12.848462	14.880550	15.82%	2,143	2006
	11.007058	12.848462	16.73%	5,463	2005
	10.000000	11.007058	10.07%	797	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.342734	22.119403	3.64%	1,549	2007
	18.714880	21.342734	14.04%	611	2006
	18.586546	18.714880	0.69%	611	2005
	16.609312	18.586546	11.90%	577	2004
	10.000000	16.609312	66.09%	506	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.089575	11.309545	1.98%	40,096	2007
	10.000000	11.089575	10.90%	413	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.801516	16.070457	-4.35%	4,634	2007
	14.592554	16.801516	15.14%	5,670	2006
	14.352427	14.592554	1.67%	5,841	2005
	13.153838	14.352427	9.11%	4,132	2004
	10.000000	13.153838	31.54%	3,355	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.504134	20.633488	-4.05%	5,434	2007
	18.699566	21.504134	15.00%	4,092	2006
	17.488770	18.699566	6.92%	1,109	2005
	14.377069	17.488770	21.64%	825	2004
	10.000000	14.377069	43.77%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.950638	20.177308	26.50%	27,883	2007
	12.659782	15.950638	25.99%	4,329	2006
	10.000000	12.659782	26.60%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.697739	23.488672	13.48%	1,266	2007
	17.336712	20.697739	19.39%	1,354	2006
	16.007833	17.336712	8.30%	1,454	2005
	13.738938	16.007833	16.51%	1,563	2004
	10.000000	13.738938	37.39%	1,931	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.858498	16.860430	13.47%	15,088	2007
	12.444050	14.858498	19.40%	4,872	2006
	11.493980	12.444050	8.27%	1,857	2005
	10.000000	11.493980	14.94%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.837251	11.827254	9.14%	13,189	2007
	9.769439	10.837251	10.93%	6,303	2006
	10.000000	9.769439	-2.31%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.195250	14.075967	8.54%	0	2007
	12.968104	14.195250	9.46%	0	2006
	12.253040	12.968104	5.84%	0	2005
	11.510347	12.253040	6.45%	0	2004
	10.000000	11.510347	15.10%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.126273	23.000687	34.30%	16,827	2007
	15.966132	17.126273	7.27%	0	2006
	14.429549	15.966132	10.65%	0	2005
	12.443207	14.429549	15.96%	0	2004
	10.000000	12.443207	24.43%	128	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.697390	16.673495	8.89%	0	2007
	15.312069	16.697390	9.05%	0	2006
	14.043607	15.312069	9.03%	0	2005
	12.162319	14.043607	15.47%	0	2004
	10.000000	12.162319	21.62%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.428655	31.353876	44.14%	0	2007
	21.751682	31.428655	44.49%	0	2006
	16.770150	21.751682	29.70%	0	2005
	14.374069	16.770150	16.67%	0	2004
	10.000000	14.374069	43.74%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.273952	26.780755	25.89%	11,869	2007
	14.752026	21.273952	44.21%	786	2006
	11.366872	14.752026	29.78%	0	2005
	10.000000	11.366872	13.67%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.165281	10.468312	2.98%	28,371	2007
	9.923615	10.165281	2.44%	5,057	2006
	9.951131	9.923615	-0.28%	2,700	2005
	10.044958	9.951131	-0.93%	545	2004
	10.000000	10.044958	0.45%	545	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.589933	15.921605	9.13%	0	2007
	13.831269	14.589933	5.49%	0	2006
	13.499205	13.831269	2.46%	0	2005
	12.600490	13.499205	7.13%	0	2004
	10.000000	12.600490	26.00%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.318570	19.372778	5.75%	11,831	2007
	15.463522	18.318570	18.46%	2,687	2006
	14.774696	15.463522	4.66%	2,320	2005
	13.089582	14.774696	12.87%	2,320	2004
	10.000000	13.089582	30.90%	1,330	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.578070	15.390616	-1.20%	1,123	2007
	15.056025	15.578070	3.47%	0	2006
	14.884370	15.056025	1.15%	0	2005
	13.534262	14.884370	9.98%	0	2004
	10.000000	13.534262	35.34%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.099226	14.303545	1.45%	15,527	2007
	11.617583	14.099226	21.36%	6,024	2006
	10.000000	11.617583	16.18%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.959004	21.570631	20.11%	339	2007
	15.959385	17.959004	12.53%	282	2006
	14.313092	15.959385	11.50%	195	2005
	12.548541	14.313092	14.06%	168	2004
	10.000000	12.548541	25.49%	1,346	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.574304	12.736746	1.29%	2,580	2007
	11.530309	12.574304	9.05%	39	2006
	10.000000	11.530309	15.30%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.995506	16.919113	5.77%	21,120	2007
	14.310433	15.995506	11.78%	6,278	2006
	13.623033	14.310433	5.05%	0	2005
	12.233952	13.623033	11.35%	0	2004
	10.000000	12.233952	22.34%	129	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.437649	10.889310	4.33%	9,659	2007
	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.419772	10.547109	1.22%	15,931	2007
	10.000000	10.419772	4.20%	282	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.719544	12.049870	12.41%	13,672	2007
	10.000000	10.719544	7.20%	162	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.247234	11.270518	9.99%	24,321	2007
	10.000000	10.247234	2.47%	1,415	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.779553	-2.20%	9,265	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.104945	14.298459	1.37%	1,109	2007
	12.972635	14.104945	8.73%	4,957	2006
	12.889538	12.972635	0.64%	7,269	2005
	11.909907	12.889538	8.23%	8,165	2004
	10.000000	11.909907	19.10%	3,712	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.330863	11.490054	1.40%	3,334	2007
	10.421681	11.330863	8.72%	266	2006
	10.000000	10.421681	4.22%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	34.396680	49.088004	42.71%	0	2007
	25.668285	34.396680	34.00%	0	2006
	19.731390	25.668285	30.09%	0	2005
	16.666436	19.731390	18.39%	0	2004
	10.000000	16.666436	66.66%	172	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.497800	29.304806	42.97%	27,579	2007
	15.269326	20.497800	34.24%	1,074	2006
	11.723703	15.269326	30.24%	736	2005
	10.000000	11.723703	17.24%	526	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.288014	26.301802	18.01%	0	2007
	16.509476	22.288014	35.00%	0	2006
	15.815578	16.509476	4.39%	0	2005
	12.418412	15.815578	27.36%	0	2004
	10.000000	12.418412	24.18%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.708380	21.036262	-3.10%	0	2007
	18.389335	21.708380	18.05%	0	2006
	16.885141	18.389335	8.91%	0	2005
	14.223768	16.885141	18.71%	0	2004
	10.000000	14.223768	42.24%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.518089	11.078405	5.33%	33,461	2007
	10.353547	10.518089	1.59%	8,890	2006
	10.199242	10.353547	1.51%	4,830	2005
	10.047839	10.199242	1.51%	4,297	2004
	10.000000	10.047839	0.48%	3,814	2003*

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.655374	17.376630	10.99%	0	2007
	15.547017	15.655374	0.70%	0	2006
	14.618242	15.547017	6.35%	0	2005
	13.825156	14.618242	5.74%	0	2004
	10.000000	13.825156	38.25%	0	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.532581	11.696012	11.05%	1,406	2007
	10.461370	10.532581	0.68%	1,337	2006
	9.832124	10.461370	6.40%	0	2005
	10.000000	9.832124	-1.68%	0	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.838892	11.653883	7.52%	1,628	2007
	10.000000	10.838892	8.39%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.696954	12.115711	3.58%	17,444	2007
	11.207819	11.696954	4.36%	6,760	2006
	11.036156	11.207819	1.56%	6,834	2005
	10.727911	11.036156	2.87%	6,835	2004
	10.000000	10.727911	7.28%	1,588	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	13.196251	13.730727	4.05%	8,500	2007
	12.380997	13.196251	6.58%	4,440	2006
	12.053788	12.380997	2.71%	7,737	2005
	11.443024	12.053788	5.34%	6,856	2004
	10.000000	11.443024	14.43%	4,279	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.901735	15.475992	3.85%	88,681	2007
	13.613200	14.901735	9.47%	77,049	2006
	13.145442	13.613200	3.56%	31,101	2005
	12.208544	13.145442	7.67%	30,286	2004
	10.000000	12.208544	22.09%	12,542	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	17.034678	17.773319	4.34%	36,689	2007
	15.128634	17.034678	12.60%	17,795	2006
	14.373021	15.128634	5.26%	3,527	2005
	13.044111	14.373021	10.19%	2,473	2004
	10.000000	13.044111	30.44%	1,301	2003*

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.737590	19.514699	4.15%	5,441	2007
	16.309572	18.737590	14.89%	2,322	2006
	15.371603	16.309572	6.10%	1,873	2005
	13.713835	15.371603	12.09%	1,429	2004
	10.000000	13.713835	37.14%	0	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.517290	17.652191	6.87%	11,781	2007
	15.324161	16.517290	7.79%	4,034	2006
	14.223018	15.324161	7.74%	358	2005
	12.558517	14.223018	13.25%	363	2004
	10.000000	12.558517	25.59%	125	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.370427	20.478657	5.72%	2,094	2007
	17.931223	19.370427	8.03%	1,780	2006
	16.271674	17.931223	10.20%	1,820	2005
	14.302891	16.271674	13.76%	956	2004
	10.000000	14.302891	43.03%	1,061	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	10.173209	10.478564	3.00%	104,478	2007
	9.900155	10.173209	2.76%	27,333	2006
	9.809182	9.900155	0.93%	4,562	2005
	9.898507	9.809182	-0.90%	0	2004
	10.000000	9.898507	-1.01%	11,255	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.436127	21.640374	0.95%	0	2007
	17.814837	21.436127	20.33%	0	2006
	16.211333	17.814837	9.89%	0	2005
	13.743055	16.211333	17.96%	0	2004
	10.000000	13.743055	37.43%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	15.151912	15.294761	0.94%	17,963	2007
	12.591824	15.151912	20.33%	5,751	2006
	11.456941	12.591824	9.91%	2,697	2005
	10.000000	11.456941	14.57%	1,950	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.381818	17.631567	7.63%	1,249	2007
	16.181325	16.381818	1.24%	1,285	2006
	15.278441	16.181325	5.91%	409	2005
	13.734078	15.278441	11.42%	882	2004
	10.000000	13.734078	37.34%	496	2003*

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	22.343246	20.373659	-8.82%	3,135	2007
	19.410077	22.343246	15.11%	2,359	2006
	19.210467	19.410077	1.04%	3,887	2005
	16.703594	19.210467	15.01%	1,590	2004
	10.000000	16.703594	67.04%	1,345	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.679636	20.711245	0.15%	10,459	2007
	18.824087	20.679636	9.86%	3,160	2006
	17.096036	18.824087	10.11%	1,899	2005
	14.641372	17.096036	16.77%	1,190	2004
	10.000000	14.641372	46.41%	879	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.567058	17.569268	6.05%	17,435	2007
	14.861207	16.567058	11.48%	5,133	2006
	14.123216	14.861207	5.23%	0	2005
	13.116888	14.123216	7.67%	0	2004
	10.000000	13.116888	31.17%	0	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.571843	19.546386	17.95%	0	2007
	15.231396	16.571843	8.80%	0	2006
	15.615119	15.231396	-2.46%	0	2005
	15.269390	15.615119	2.26%	0	2004
	10.000000	15.269390	52.69%	169	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.557869	13.621816	17.86%	33,361	2007
	10.573230	11.557869	9.31%	1,270	2006
	10.839607	10.573230	-2.46%	855	2005
	10.000000	10.839607	8.40%	552	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.650835	21.186273	20.03%	1,013	2007
	18.046440	17.650835	-2.19%	134	2006
	16.434862	18.046440	9.81%	195	2005
	14.914523	16.434862	10.19%	124	2004
	10.000000	14.914523	49.15%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.181092	17.404482	-4.27%	11,656	2007
	16.004374	18.181092	13.60%	3,920	2006
	15.661506	16.004374	2.19%	83	2005
	13.607406	15.661506	15.10%	0	2004
	10.000000	13.607406	36.07%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.820574	12.155901	2.84%	2,890	2007
	11.469514	11.820574	3.06%	2,042	2006
	11.418383	11.469514	0.45%	4,884	2005
	10.903410	11.418383	4.72%	0	2004
	10.000000	10.903410	9.03%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.586821	17.443711	11.91%	5,257	2007
	14.724578	15.586821	5.86%	5,211	2006
	14.283954	14.724578	3.08%	3,456	2005
	13.629267	14.283954	4.80%	2,295	2004
	10.000000	13.629267	36.29%	2,467	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.894095	15.526471	4.25%	12,106	2007
	12.905485	14.894095	15.41%	9,310	2006
	11.511004	12.905485	12.11%	4,581	2005
	10.000000	11.511004	15.11%	2,010	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.844786	23.819814	4.27%	672	2007
	19.800617	22.844786	15.37%	672	2006
	17.659123	19.800617	12.13%	672	2005
	15.111597	17.659123	16.86%	872	2004
	10.000000	15.111597	51.12%	1,015	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.538923	-4.61%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.904025	13.602291	-2.17%	1,574	2007
	12.949106	13.904025	7.37%	1,574	2006
	12.913506	12.949106	0.28%	3,088	2005
	12.081836	12.913506	6.88%	1,576	2004
	10.000000	12.081836	20.82%	1,830	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.469437	16.860008	2.37%	18,359	2007
	14.598881	16.469437	12.81%	8,808	2006
	14.044359	14.598881	3.95%	3,457	2005
	13.090067	14.044359	7.29%	3,159	2004
	10.000000	13.090067	30.90%	2,787	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.486399	20.825139	-3.08%	7,566	2007
	19.062727	21.486399	12.71%	1,381	2006
	17.674345	19.062727	7.86%	332	2005
	15.086384	17.674345	17.15%	0	2004
	10.000000	15.086384	50.86%	0	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.814500	14.605472	-7.65%	0	2007
	13.878937	15.814500	13.95%	0	2006
	13.416801	13.878937	3.44%	0	2005
	12.283848	13.416801	9.22%	0	2004
	10.000000	12.283848	22.84%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.014021	21.317895	6.51%	0	2007
	15.940489	20.014021	25.55%	0	2006
	14.452492	15.940489	10.30%	0	2005
	12.653145	14.452492	14.22%	0	2004
	10.000000	12.653145	26.53%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.030197	13.514512	3.72%	0	2007
	12.571599	13.030197	3.65%	0	2006
	12.099565	12.571599	3.90%	0	2005
	11.719017	12.099565	3.25%	0	2004
	10.000000	11.719017	17.19%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.023416	13.293900	10.57%	36,847	2007
	11.187144	12.023416	7.48%	6,260	2006
	10.000000	11.187144	11.87%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.266314	12.421948	1.27%	11,095	2007
	10.516692	12.266314	16.64%	11,728	2006
	10.000000	10.516692	5.17%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.239776	10.590915	3.43%	3,964	2007
	10.013281	10.239776	2.26%	0	2006
	10.000000	10.013281	0.13%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.747251	11.114815	3.42%	24,473	2007
	10.556674	10.747251	1.81%	3,074	2006
	10.332268	10.556674	2.17%	0	2005
	10.099592	10.332268	2.30%	0	2004
	10.000000	10.099592	1.00%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.318002	17.064754	4.58%	0	2007
	14.980954	16.318002	8.92%	0	2006
	13.590037	14.980954	10.23%	0	2005
	12.559190	13.590037	8.21%	0	2004
	10.000000	12.559190	25.59%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	28.013099	22.778194	-18.69%	7,860	2007
	20.698940	28.013099	35.34%	2,762	2006
	18.034774	20.698940	14.77%	3,645	2005
	13.482966	18.034774	33.76%	2,615	2004
	10.000000	13.482966	34.83%	0	2003*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.554583	17.480903	-0.42%	38,078	2007
	15.819192	17.554583	10.97%	33,740	2006
	15.271213	15.819192	3.59%	23,023	2005
	14.023243	15.271213	8.90%	14,087	2004
	10.000000	14.023243	40.23%	125	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.472600	16.983818	9.77%	14,774	2007
	14.847962	15.472600	4.21%	14,524	2006
	13.917742	14.847962	6.68%	8,917	2005
	13.321974	13.917742	4.47%	499	2004
	10.000000	13.321974	33.22%	506	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.335577	20.999070	8.60%	27,205	2007
	16.927273	19.335577	14.23%	33,207	2006
	15.766901	16.927273	7.36%	20,884	2005
	13.921930	15.766901	13.25%	7,398	2004
	10.000000	13.921930	39.22%	266	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.612985	18.144090	3.02%	2,587	2007
	15.323276	17.612985	14.94%	3,570	2006
	14.910135	15.323276	2.77%	4,266	2005
	13.644490	14.910135	9.28%	3,583	2004
	10.000000	13.644490	36.44%	1,233	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.282891	20.230378	-0.26%	0	2007
	18.076044	20.282891	12.21%	0	2006
	17.252945	18.076044	4.77%	0	2005
	14.747238	17.252945	16.99%	0	2004
	10.000000	14.747238	47.47%	909	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.501112	17.118633	-2.19%	1,671	2007
	15.248165	17.501112	14.78%	1,756	2006
	14.848231	15.248165	2.69%	2,591	2005
	13.424590	14.848231	10.60%	2,931	2004
	10.000000	13.424590	34.25%	2,412	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.879788	23.029555	15.84%	0	2007
	16.219636	19.879788	22.57%	0	2006
	14.594814	16.219636	11.13%	0	2005
	12.942484	14.594814	12.77%	0	2004
	10.000000	12.942484	29.42%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.291063	17.711094	15.83%	9,941	2007
	12.463621	15.291063	22.69%	5,735	2006
	11.228277	12.463621	11.00%	5,833	2005
	10.000000	11.228277	12.28%	4,405	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.201290	12.654442	-4.14%	50,435	2007
	11.175422	13.201290	18.13%	32,646	2006
	10.000000	11.175422	11.75%	11,249	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.430767	15.944540	18.72%	17,348	2007
	14.148820	13.430767	-5.08%	21,201	2006
	14.121250	14.148820	0.20%	18,417	2005
	12.996439	14.121250	8.65%	10,089	2004
	10.000000	12.996439	29.96%	3,672	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.225035	16.953772	-6.98%	141,906	2007
	15.657686	18.225035	16.40%	118,391	2006
	15.198000	15.657686	3.02%	92,726	2005
	13.548279	15.198000	12.18%	18,179	2004
	10.000000	13.548279	35.48%	3,970	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.112298	16.603147	37.08%	40,544	2007
	11.322577	12.112298	6.97%	14,678	2006
	10.000000	11.322577	13.23%	7,193	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.744215	11.557301	7.57%	66,354	2007
	10.764197	10.744215	-0.19%	59,857	2006
	10.786832	10.764197	-0.21%	50,960	2005
	10.376039	10.786832	3.96%	14,769	2004
	10.000000	10.376039	3.76%	1,503	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.597299	20.102320	-2.40%	22,535	2007
	18.322676	20.597299	12.41%	18,603	2006
	17.390155	18.322676	5.36%	17,360	2005
	14.521723	17.390155	9.75%	6,977	2004
	10.000000	14.521723	45.22%	1,448	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.705238	17.230487	3.14%	142,431	2007
	14.757838	16.705238	13.20%	146,250	2006
	14.382267	14.757838	2.61%	101,484	2005
	13.265137	14.382267	8.42%	32,788	2004
	10.000000	13.265137	32.65%	5,051	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.198002	15.953656	4.97%	13,792	2007
	13.310580	15.198002	14.18%	25,356	2006
	13.011223	13.310580	2.30%	19,961	2005
	12.636845	13.011223	2.96%	15,360	2004
	10.000000	12.636845	26.37%	2,765	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.821007	13.789376	-12.84%	0	2007
	15.554423	15.821007	1.71%	0	2006
	14.997346	15.554423	3.71%	0	2005
	13.746125	14.997346	9.10%	0	2004
	10.000000	13.746125	37.46%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.832353	14.905259	-11.45%	0	2007
	14.706920	16.832353	14.45%	0	2006
	14.285809	14.706920	2.95%	0	2005
	13.278623	14.285809	7.59%	0	2004
	10.000000	13.278623	32.79%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.463850	16.656504	7.71%	245	2007
	13.593219	15.463850	13.76%	245	2006
	13.604024	13.593219	-0.08%	208	2005
	12.927207	13.604024	5.24%	208	2004
	10.000000	12.927207	29.27%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.274298	9.943626	-3.22%	0	2007
	10.000000	10.274298	2.74%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.513347	10.859284	3.29%	53,784	2007
	10.296493	10.513347	2.11%	44,776	2006
	10.376971	10.296493	-0.78%	36,032	2005
	10.222441	10.376971	1.51%	6,511	2004
	10.000000	10.222441	2.22%	4,968	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.934891	21.820476	15.24%	360,117	2007
	17.294168	18.934891	9.49%	342,887	2006
	15.089314	17.294168	14.61%	210,260	2005
	13.336337	15.089314	13.14%	39,557	2004
	10.000000	13.336337	33.36%	4,646	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.304969	21.898425	43.08%	24,451	2007
	13.357393	15.304969	14.58%	14,461	2006
	10.000000	13.357393	33.57%	5,399	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.269816	18.176748	-0.51%	125,900	2007
	15.504390	18.269816	17.84%	146,682	2006
	14.947116	15.504390	3.73%	109,555	2005
	13.676909	14.947116	9.29%	40,172	2004
	10.000000	13.676909	36.77%	7,155	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.488747	12.237236	6.51%	269,624	2007
	10.670550	11.488747	7.67%	241,224	2006
	10.000000	10.670550	6.71%	102,229	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.047375	13.015105	8.03%	551,810	2007
	10.976545	12.047375	9.76%	470,010	2006
	10.000000	10.976545	9.77%	282,815	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.409354	13.541827	9.13%	185,661	2007
	11.184232	12.409354	10.95%	152,377	2006
	10.000000	11.184232	11.84%	74,240	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.197310	18.910316	24.43%	61,891	2007
	14.513399	15.197310	4.71%	47,265	2006
	14.000748	14.513399	3.66%	41,727	2005
	13.818654	14.000748	1.32%	18,307	2004
	10.000000	13.818654	38.19%	704	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.780356	11.023236	2.25%	1,424,294	2007
	10.536024	10.780356	2.32%	627,195	2006
	10.523767	10.536024	0.12%	138,121	2005
	10.280466	10.523767	2.37%	38,171	2004
	10.000000	10.280466	2.80%	5,688	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.436487	25.422593	13.31%	197,234	2007
	20.315297	22.436487	10.44%	163,343	2006
	17.519636	20.315297	15.96%	115,521	2005
	14.304553	17.519636	22.48%	24,929	2004
	10.000000	14.304553	43.05%	5,180	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.193606	25.521269	14.99%	0	2007
	19.179150	22.193606	15.72%	0	2006
	16.433121	19.179150	16.71%	0	2005
	14.760564	16.433121	11.33%	0	2004
	10.000000	14.760564	47.61%	1,138	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.860462	17.089649	15.00%	28,410	2007
	12.837627	14.860462	15.76%	12,848	2006
	11.003353	12.837627	16.67%	11,092	2005
	10.000000	11.003353	10.03%	14,132	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.300753	22.064612	3.59%	11,250	2007
	18.687545	21.300753	13.98%	19,257	2006
	18.568815	18.687545	0.64%	15,796	2005
	16.601913	18.568815	11.85%	1,215	2004
	10.000000	16.601913	66.02%	977	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.085844	11.299943	1.93%	123,997	2007
	10.000000	11.085844	10.86%	28,570	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.768456	16.030637	-4.40%	90,544	2007
	14.571240	16.768456	15.08%	106,654	2006
	14.338735	14.571240	1.62%	94,585	2005
	13.147979	14.338735	9.06%	25,530	2004
	10.000000	13.147979	31.48%	1,677	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.461905	20.582439	-4.10%	18,763	2007
	18.672305	21.461905	14.94%	25,264	2006
	17.472125	18.672305	6.87%	16,851	2005
	14.370679	17.472125	21.58%	9,432	2004
	10.000000	14.370679	43.71%	161	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.937169	20.149958	26.43%	4,298	2007
	12.655507	15.937169	25.93%	11,978	2006
	10.000000	12.655507	26.56%	3,401	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.657060	23.430527	13.43%	0	2007
	17.311415	20.657060	19.33%	0	2006
	15.992577	17.311415	8.25%	0	2005
	13.732826	15.992577	16.46%	0	2004
	10.000000	13.732826	37.33%	1,375	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.838451	16.829070	13.42%	582,580	2007
	12.433552	14.838451	19.34%	310,071	2006
	11.490111	12.433552	8.21%	66,825	2005
	10.000000	11.490111	14.90%	2,918	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.828109	11.811239	9.08%	8,463	2007
	9.766142	10.828109	10.87%	3,142	2006
	10.000000	9.766142	-2.34%	475	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.048292	15.220939	8.35%	4,789	2007
	12.949158	14.048292	8.49%	3,861	2006
	12.241351	12.949158	5.78%	4,072	2005
	11.505218	12.241351	6.40%	4,360	2004
	10.000000	11.505218	15.05%	3,332	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.092574	22.943703	34.23%	33,277	2007
	15.942807	17.092574	7.21%	10,372	2006
	14.415779	15.942807	10.59%	3,101	2005
	12.437665	14.415779	15.90%	3,101	2004
	10.000000	12.437665	24.38%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.666323	16.642472	8.84%	0	2007
	15.291335	16.666323	8.99%	0	2006
	14.031702	15.291335	8.98%	0	2005
	12.158184	14.031702	15.41%	0	2004
	10.000000	12.158184	21.58%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.366880	31.292247	44.07%	0	2007
	21.719936	31.366880	44.42%	0	2006
	16.754159	21.719936	29.64%	0	2005
	14.367666	16.754159	16.61%	0	2004
	10.000000	14.367666	43.68%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.245256	26.730950	25.82%	99,597	2007
	14.739596	21.245256	44.14%	93,508	2006
	11.363048	14.739596	29.72%	0	2005
	10.000000	11.363048	13.63%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.145287	10.442362	2.93%	1,237,312	2007
	9.909111	10.145287	2.38%	571,969	2006
	9.941633	9.909111	-0.33%	78,096	2005
	10.040481	9.941633	-0.98%	40,815	2004
	10.000000	10.040481	0.40%	16,097	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.561211	15.882140	9.07%	18,336	2007
	13.811057	14.561211	5.43%	23,574	2006
	13.486320	13.811057	2.41%	22,790	2005
	12.594868	13.486320	7.08%	12,225	2004
	10.000000	12.594868	25.95%	2,483	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.282573	19.324816	5.70%	84,178	2007
	15.440964	18.282573	18.40%	48,903	2006
	14.760636	15.440964	4.61%	27,025	2005
	13.083772	14.760636	12.82%	13,049	2004
	10.000000	13.083772	30.84%	2,640	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.547415	15.352476	-1.25%	3,983	2007
	15.034039	15.547415	3.41%	8,349	2006
	14.870180	15.034039	1.10%	6,282	2005
	13.528240	14.870180	9.92%	5,093	2004
	10.000000	13.528240	35.28%	193	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.087322	14.284162	1.40%	882,685	2007
	11.613662	14.087322	21.30%	594,801	2006
	10.000000	11.613662	16.14%	90,006	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.922567	21.515863	20.05%	3,143	2007
	15.935082	17.922567	12.47%	1,862	2006
	14.298544	15.935082	11.45%	1,887	2005
	12.542169	14.298544	14.00%	1,903	2004
	10.000000	12.542169	25.42%	1,571	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.563708	12.719487	1.24%	41,897	2007
	11.526436	12.563708	9.00%	40,345	2006
	10.000000	11.526436	15.26%	16,335	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.965747	16.879012	5.72%	1,297,158	2007
	14.291049	15.965747	11.72%	797,256	2006
	13.611475	14.291049	4.99%	188,160	2005
	12.229791	13.611475	11.30%	54,685	2004
	10.000000	12.229791	22.30%	1,358	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.434128	10.880072	4.27%	357,775	2007
	10.000000	10.434128	4.34%	90,499	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.416259	10.538162	1.17%	279,178	2007
	10.000000	10.416259	4.16%	3,677	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.715931	12.039659	12.35%	39,458	2007
	10.000000	10.715931	7.16%	5,820	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.243775	11.260943	9.93%	285,905	2007
	10.000000	10.243775	2.44%	175,091	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.776234	-2.24%	121,796	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.077197	14.263038	1.32%	663	2007
	12.953685	14.077197	8.67%	3,054	2006
	12.877246	12.953685	0.59%	4,498	2005
	11.904593	12.877246	8.17%	5,041	2004
	10.000000	11.904593	19.05%	2,326	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.321282	11.474465	1.35%	12,881	2007
	10.418162	11.321282	8.67%	8,805	2006
	10.000000	10.418162	4.18%	9,390	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	34.329087	48.966528	42.64%	0	2007
	25.630840	34.329087	33.94%	0	2006
	19.712603	25.630840	30.02%	0	2005
	16.659025	19.712603	18.33%	0	2004
	10.000000	16.659025	66.59%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.470158	29.250342	42.89%	22,216	2007
	15.256471	20.470158	34.17%	14,146	2006
	11.719770	15.256471	30.18%	13,835	2005
	10.000000	11.719770	17.20%	4,302	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.244207	26.236696	17.95%	0	2007
	16.485381	22.244207	34.93%	0	2006
	15.800508	16.485381	4.33%	0	2005
	12.412884	15.800508	27.29%	0	2004
	10.000000	12.412884	24.13%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.665712	20.984179	-3.15%	0	2007
	18.362497	21.665712	17.99%	0	2006
	16.869048	18.362497	8.85%	0	2005
	14.217426	16.869048	18.65%	0	2004
	10.000000	14.217426	42.17%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.497385	11.050957	5.27%	1,277,811	2007
	10.338406	10.497385	1.54%	633,243	2006
	10.189502	10.338406	1.46%	144,273	2005
	10.043359	10.189502	1.46%	34,331	2004
	10.000000	10.043359	0.43%	5,873	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.624588	17.333588	10.94%	0	2007
	15.524310	15.624588	0.65%	0	2006
	14.604297	15.524310	6.30%	0	2005
	13.818993	14.604297	5.68%	0	2004
	10.000000	13.818993	38.19%	332	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.518349	11.674239	10.99%	8,502	2007
	10.452532	10.518349	0.63%	8,655	2006
	9.828804	10.452532	6.35%	8,528	2005
	10.000000	9.828804	-1.71%	2,790	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.835236	11.644002	7.46%	2,473	2007
	10.000000	10.835236	8.35%	1,999	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.673956	12.085719	3.53%	105,520	2007
	11.191464	11.673956	4.31%	123,954	2006
	11.025641	11.191464	1.50%	92,940	2005
	10.723133	11.025641	2.82%	8,492	2004
	10.000000	10.723133	7.23%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	13.170301	13.696706	4.00%	775,965	2007
	12.362921	13.170301	6.53%	525,966	2006
	12.042290	12.362921	2.66%	282,652	2005
	11.437925	12.042290	5.28%	55,855	2004
	10.000000	11.437925	14.38%	21,201	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.872451	15.437685	3.80%	3,695,952	2007
	13.593344	14.872451	9.41%	2,525,972	2006
	13.132916	13.593344	3.51%	1,068,077	2005
	12.203108	13.132916	7.62%	340,665	2004
	10.000000	12.203108	22.03%	112,543	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	17.001173	17.729297	4.28%	3,941,584	2007
	15.106544	17.001173	12.54%	3,478,952	2006
	14.359307	15.106544	5.20%	1,860,069	2005
	13.038300	14.359307	10.13%	373,062	2004
	10.000000	13.038300	30.38%	62,954	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.700744	19.466359	4.09%	1,549,900	2007
	16.285762	18.700744	14.83%	1,455,892	2006
	15.356948	16.285762	6.05%	1,129,280	2005
	13.707728	15.356948	12.03%	200,581	2004
	10.000000	13.707728	37.08%	29,729	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.486567	17.610346	6.82%	714,489	2007
	15.303416	16.486567	7.73%	357,988	2006
	14.210960	15.303416	7.69%	88,925	2005
	12.554261	14.210960	13.20%	8,928	2004
	10.000000	12.554261	25.54%	350	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.332334	20.427933	5.67%	52,817	2007
	17.905052	19.332334	7.97%	48,385	2006
	16.256166	17.905052	10.14%	46,641	2005
	14.296525	16.256166	13.71%	11,994	2004
	10.000000	14.296525	42.97%	4,004	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	10.152993	10.452394	2.95%	642,179	2007
	9.885496	10.152993	2.71%	302,816	2006
	9.799630	9.885496	0.88%	324,292	2005
	9.893901	9.799630	-0.95%	100,651	2004
	10.000000	9.893901	-1.06%	12,421	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.396244	21.589059	0.90%	0	2007
	17.790715	21.396244	20.27%	0	2006
	16.197590	17.790715	9.84%	0	2005
	13.738380	16.197590	17.90%	738	2004
	10.000000	13.738380	37.38%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	15.131435	15.266276	0.89%	695,128	2007
	12.581194	15.131435	20.27%	328,123	2006
	11.453079	12.581194	9.85%	72,966	2005
	10.000000	11.453079	14.53%	14,202	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.349615	17.587905	7.57%	30,951	2007
	16.157720	16.349615	1.19%	10,590	2006
	15.263895	16.157720	5.86%	13,780	2005
	13.727977	15.263895	11.19%	3.725	2004
	10.000000	13.727977	37.28%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	22.299337	20.323216	-8.86%	16,449	2007
	19.381755	22.299337	15.05%	15,506	2006
	19.192160	19.381755	0.99%	12,370	2005
	16.696167	19.192160	14.95%	8,821	2004
	10.000000	16.696167	66.96%	383	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.638995	20.659969	0.10%	96,757	2007
	18.796627	20.638995	9.80%	106,892	2006
	17.079751	18.796627	10.05%	25,088	2005
	14.634859	17.079751	16.71%	6,640	2004
	10.000000	14.634859	46.35%	435	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.534481	17.525749	6.00%	991,762	2007
	14.839520	16.534481	11.42%	587,156	2006
	14.109763	14.839520	5.17%	110,815	2005
	13.111059	14.109763	7.62%	2,737	2004
	10.000000	13.111059	31.11%	0	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.539267	19.497984	17.89%	0	2007
	15.209158	16.539267	8.75%	0	2006
	15.600234	15.209158	-2.51%	0	2005
	15.262596	15.600234	2.21%	0	2004
	10.000000	15.262596	52.63%	0	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.542288	13.596498	17.80%	13,360	2007
	10.564328	11.542288	9.26%	1,121	2006
	10.835965	10.564328	-2.51%	1,118	2005
	10.000000	10.835965	8.36%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.616106	21.133775	19.97%	22,852	2007
	18.020086	17.616106	-2.24%	23,019	2006
	16.419196	18.020086	9.75%	22,701	2005
	14.907895	16.419196	10.14%	1,013	2004
	10.000000	14.907895	49.08%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.145324	17.361358	-4.32%	664,903	2007
	15.981000	18.145324	13.54%	432,128	2006
	15.646565	15.981000	2.14%	99,154	2005
	13.601345	15.646565	15.04%	7,840	2004
	10.000000	13.601345	36.01%	472	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.797281	12.125745	2.78%	69,408	2007
	11.452724	11.797281	3.01%	16,896	2006
	11.407467	11.452724	0.40%	16,199	2005
	10.898535	11.407467	4.67%	8,216	2004
	10.000000	10.898535	8.99%	199	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.556184	17.400525	11.86%	78,076	2007
	14.703095	15.556184	5.80%	75,003	2006
	14.270341	14.703095	3.03%	36,372	2005
	13.623204	14.270341	4.75%	14,484	2004
	10.000000	13.623204	36.23%	1,528	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.873968	15.497557	4.19%	51,691	2007
	12.894589	14.873968	15.35%	54,090	2006
	11.507127	12.894589	12.06%	45,573	2005
	10.000000	11.507127	15.07%	23,213	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.799883	23.760837	4.21%	739	2007
	19.771731	22.799883	15.32%	1,065	2006
	17.642303	19.771731	12.07%	1,125	2005
	15.104878	17.642303	16.80%	1,172	2004
	10.000000	15.104878	51.05%	1,864	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.535678	-4.64%	19,285	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.876681	13.568598	-2.22%	4,459	2007
	12.930195	13.876681	7.32%	8,013	2006
	12.901188	12.930195	0.22%	7,635	2005
	12.076446	12.901188	6.83%	3,582	2004
	10.000000	12.076446	20.76%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.437065	16.818258	2.32%	929,599	2007
	14.577583	16.437065	12.76%	652,441	2006
	14.030984	14.577583	3.90%	122,557	2005
	13.084249	14.030984	7.24%	10,382	2004
	10.000000	13.084249	30.84%	1,423	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.444172	20.773571	-3.13%	211,369	2007
	19.034924	21.444172	12.66%	115,222	2006
	17.657508	19.034924	7.80%	15,427	2005
	15.079668	17.657508	17.09%	717	2004
	10.000000	15.079668	50.80%	301	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.785091	14.570845	-7.69%	5,185	2007
	13.860142	15.785091	13.89%	3,836	2006
	13.405421	13.860142	3.39%	4,313	2005
	12.279684	13.405421	9.17%	1,827	2004
	10.000000	12.279684	22.80%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.976776	21.267332	6.46%	0	2007
	15.918898	19.976776	25.49%	0	2006
	14.440241	15.918898	10.24%	0	2005
	12.648853	14.440241	14.16%	1,145	2004
	10.000000	12.648853	26.49%	1,144	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.005932	13.482437	3.66%	643	2007
	12.554562	13.005932	3.60%	634	2006
	12.089308	12.554562	3.85%	620	2005
	11.715038	12.089308	3.19%	357	2004
	10.000000	11.715038	17.15%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.013255	13.275860	10.51%	368,277	2007
	11.183366	12.013255	7.42%	35,847	2006
	10.000000	11.183366	11.83%	11,887	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.255971	12.405127	1.22%	93,592	2007
	10.513147	12.255971	16.58%	76,836	2006
	10.000000	10.513147	5.13%	47,270	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.231131	10.576560	3.38%	113,581	2007
	10.009904	10.231131	2.21%	43,388	2006
	10.000000	10.009904	0.10%	3,887	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.727232	11.088437	3.37%	973,637	2007
	10.542363	10.727232	1.75%	433,704	2006
	10.323495	10.542363	2.12%	65,030	2005
	10.096155	10.323495	2.25%	955	2004
	10.000000	10.096155	0.96%	695	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.284877	17.021413	4.52%	0	2007
	14.958123	16.284877	8.87%	0	2006
	13.576214	14.958123	10.18%	0	2005
	12.552802	13.576214	8.15%	0	2004
	10.000000	12.552802	25.53%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.956245	22.720322	-18.73%	38,812	2007
	20.667393	27.956245	35.27%	45,704	2006
	18.016422	20.667393	14.71%	36,497	2005
	13.476102	18.016422	33.69%	19,591	2004
	10.000000	13.476102	34.76%	0	2003*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.520036	17.437577	-0.47%	6,537	2007
	15.796069	17.520036	10.91%	6,474	2006
	15.256637	15.796069	3.54%	8,270	2005
	14.016990	15.256637	8.84%	7,912	2004
	10.000000	14.016990	40.17%	2,656	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.442142	16.941722	9.71%	19,444	2007
	14.826256	15.442142	4.15%	6,401	2006
	13.904454	14.826256	6.63%	2,662	2005
	13.316033	13.904454	4.42%	2,662	2004
	10.000000	13.316033	33.16%	2,808	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.297557	20.947050	8.55%	2,330	2007
	16.902567	19.297557	14.17%	1,764	2006
	15.751883	16.902567	7.31%	1,672	2005
	13.915742	15.751883	13.19%	1,630	2004
	10.000000	13.915742	39.16%	813	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.578329	18.099119	2.96%	2,253	2007
	15.300880	17.578329	14.88%	2,254	2006
	14.895904	15.300880	2.72%	2,255	2005
	13.638413	14.895904	9.22%	2,292	2004
	10.000000	13.638413	36.38%	932	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.243032	20.180294	-0.31%	419	2007
	18.049671	20.243032	12.15%	419	2006
	17.236512	18.049671	4.72%	433	2005
	14.740687	17.236512	16.93%	123	2004
	10.000000	14.740687	47.41%	472	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.466671	17.076207	-2.24%	5,653	2007
	15.225883	17.466671	14.72%	5,663	2006
	14.834062	15.225883	2.64%	6,189	2005
	13.418600	14.834062	10.55%	6,377	2004
	10.000000	13.418600	34.19%	4,098	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.840680	22.972490	15.78%	472	2007
	16.195948	19.840680	22.50%	472	2006
	14.580903	16.195948	11.08%	472	2005
	12.936733	14.580903	12.71%	472	2004
	10.000000	12.936733	29.37%	393	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.270392	17.678101	15.77%	291	2007
	12.453106	15.270392	22.62%	341	2006
	11.224493	12.453106	10.95%	2,115	2005
	10.000000	11.224493	12.24%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.190159	12.637300	-4.19%	3,814	2007
	11.171661	13.190159	18.07%	4,041	2006
	10.000000	11.171661	11.72%	855	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.404337	15.905021	18.66%	2,966	2007
	14.128155	13.404337	-5.12%	3,804	2006
	14.107788	14.128155	0.14%	4,399	2005
	12.990651	14.107788	8.60%	3,598	2004
	10.000000	12.990651	29.91%	692	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.189206	16.911778	-7.02%	14,985	2007
	15.634840	18.189206	16.34%	16,500	2006
	15.183516	15.634840	2.97%	11,511	2005
	13.542256	15.183516	12.12%	7,072	2004
	10.000000	13.542256	35.42%	2,656	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.102067	16.580643	37.01%	6,694	2007
	11.318754	12.102067	6.92%	0	2006
	10.000000	11.318754	13.19%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.722391	11.527924	7.51%	10,778	2007
	10.747787	10.722391	-0.24%	10,716	2006
	10.775856	10.747787	-0.26%	9,506	2005
	10.370757	10.775856	3.91%	7,143	2004
	10.000000	10.370757	3.71%	1,538	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.556777	20.052499	-2.45%	4,196	2007
	18.295913	20.556777	12.36%	4,210	2006
	17.373568	18.295913	5.31%	2,659	2005
	14.515251	17.373568	19.69%	1,953	2004
	10.000000	14.515251	45.15%	350	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.672368	17.187782	3.09%	10,378	2007
	14.736279	16.672368	13.14%	11,017	2006
	14.368549	14.736279	2.56%	11,251	2005
	13.259231	14.368549	8.37%	9,556	2004
	10.000000	13.259231	32.59%	8,305	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.168104	15.914110	4.92%	3,237	2007
	13.291141	15.168104	14.12%	4,047	2006
	12.998806	13.291141	2.25%	4,909	2005
	12.631214	12.998806	2.91%	5,002	2004
	10.000000	12.631214	26.31%	1,222	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.789885	13.755208	-12.89%	355	2007
	15.531693	15.789885	1.66%	385	2006
	14.983039	15.531693	3.66%	322	2005
	13.740007	14.983039	9.05%	334	2004
	10.000000	13.740007	37.40%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.799220	14.868299	-11.49%	281	2007
	14.685424	16.799220	14.39%	281	2006
	14.272175	14.685424	2.90%	282	2005
	13.272703	14.272175	7.53%	282	2004
	10.000000	13.272703	32.73%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.433434	16.615252	7.66%	0	2007
	13.573366	15.433434	13.70%	0	2006
	13.591048	13.573366	-0.13%	0	2005
	12.921451	13.591048	5.18%	96	2004
	10.000000	12.921451	29.21%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.270833	9.935165	-3.27%	0	2007
	10.000000	10.270833	2.71%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.492661	10.832380	3.24%	69,151	2007
	10.281448	10.492661	2.05%	13,028	2006
	10.367069	10.281448	-0.83%	13,153	2005
	10.217883	10.367069	1.46%	10,259	2004
	10.000000	10.217883	2.18%	3,653	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.897645	21.766411	15.18%	27,319	2007
	17.268897	18.897645	9.43%	28,196	2006
	15.074909	17.268897	14.55%	20,848	2005
	13.330385	15.074909	13.09%	12,891	2004
	10.000000	13.330385	33.30%	2,136	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.292040	21.868739	43.01%	2,867	2007
	13.352901	15.292040	14.52%	425	2006
	10.000000	13.352901	33.53%	283	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.233864	18.131699	-0.56%	26,269	2007
	15.481737	18.233864	17.78%	22,751	2006
	14.932866	15.481737	3.68%	20,609	2005
	13.670820	14.932866	9.23%	19,051	2004
	10.000000	13.670820	36.71%	10,659	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.479030	12.220629	6.46%	0	2007
	10.666944	11.479030	7.61%	0	2006
	10.000000	10.666944	6.67%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.037198	12.997456	7.98%	0	2007
	10.972836	12.037198	9.70%	0	2006
	10.000000	10.972836	9.73%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.398869	13.523463	9.07%	0	2007
	11.180460	12.398869	10.90%	0	2006
	10.000000	11.180460	11.80%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.167421	18.863469	24.37%	8,921	2007
	14.492214	15.167421	4.66%	7,081	2006
	13.987398	14.492214	3.61%	6,619	2005
	13.812504	13.987398	1.27%	6,705	2004
	10.000000	13.812504	38.13%	4,247	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.759148	10.995925	2.20%	55,952	2007
	10.520620	10.759148	2.27%	33,569	2006
	10.513713	10.520620	0.07%	16,856	2005
	10.275874	10.513713	2.31%	10,293	2004
	10.000000	10.275874	2.76%	3,803	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.392345	25.359600	13.25%	10,567	2007
	20.285633	22.392345	10.39%	11,092	2006
	17.502931	20.285633	15.90%	6,905	2005
	14.298178	17.502931	22.41%	4,388	2004
	10.000000	14.298178	42.98%	1,650	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.149968	25.458055	14.93%	1,061	2007
	19.151163	22.149968	15.66%	1,061	2006
	16.417462	19.151163	16.65%	1,062	2005
	14.753996	16.417462	11.27%	1,130	2004
	10.000000	14.753996	47.54%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.840411	17.057859	14.94%	5,759	2007
	12.826808	14.840411	15.70%	3,660	2006
	10.999651	12.826808	16.61%	2,700	2005
	10.000000	10.999651	10.00%	32	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.258879	22.009961	3.53%	5,009	2007
	18.660266	21.258879	13.93%	5,457	2006
	18.551112	18.660266	0.59%	5,692	2005
	16.594524	18.551112	11.79%	5,564	2004
	10.000000	16.594524	65.95%	1,662	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.082100	11.290361	1.88%	3,485	2007
	10.000000	11.082100	10.82%	7,983	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.735450	15.990900	-4.45%	13,443	2007
	14.549945	16.735450	15.02%	14,015	2006
	14.325045	14.549945	1.57%	14,581	2005
	13.142118	14.325045	9.00%	8,717	2004
	10.000000	13.142118	31.42%	3,944	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.419668	20.531409	-4.15%	1,932	2007
	18.645032	21.419668	14.88%	2,347	2006
	17.455454	18.645032	6.81%	3,645	2005
	14.364281	17.455454	21.52%	1,160	2004
	10.000000	14.364281	43.64%	341	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.923723	20.122664	26.37%	3,138	2007
	12.651246	15.923723	25.87%	911	2006
	10.000000	12.651246	26.51%	782	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.616415	23.372454	13.37%	2,759	2007
	17.286118	20.616415	19.27%	2,831	2006
	15.977318	17.286118	8.19%	4,489	2005
	13.726705	15.977318	16.40%	5,060	2004
	10.000000	13.726705	37.27%	1,184	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.818425	16.797762	13.36%	16,527	2007
	12.423072	14.818425	19.28%	12,852	2006
	11.486259	12.423072	8.16%	1,180	2005
	10.000000	11.486259	14.86%	1,068	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.818969	11.795237	9.02%	14,178	2007
	9.762850	10.818969	10.82%	14,196	2006
	10.000000	9.762850	-2.37%	5,977	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.020622	15.183189	8.29%	912	2007
	12.930226	14.020622	8.43%	2,525	2006
	12.229660	12.930226	5.73%	2,211	2005
	11.500087	12.229660	6.34%	1,596	2004
	10.000000	11.500087	15.00%	1,299	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.058984	22.886905	34.16%	1,417	2007
	15.919551	17.058984	7.16%	572	2006
	14.402045	15.919551	10.54%	571	2005
	12.432126	14.402045	15.85%	571	2004
	10.000000	12.432126	24.32%	740	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.611477	17.311109	4.21%	570	2007
	15.270609	16.611477	8.78%	594	2006
	14.019804	15.270609	8.92%	616	2005
	12.154059	14.019804	15.35%	640	2004
	10.000000	12.154059	21.54%	126	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.305192	31.230706	44.00%	0	2007
	21.688225	31.305192	44.34%	0	2006
	16.738188	21.688225	29.57%	0	2005
	14.361268	16.738188	16.55%	0	2004
	10.000000	14.361268	43.61%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.216561	26.681202	25.76%	6,749	2007
	14.727162	21.216561	44.06%	6,229	2006
	11.359225	14.727162	29.65%	0	2005
	10.000000	11.359225	13.59%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.125323	10.416482	2.88%	44,039	2007
	9.894639	10.125323	2.33%	23,878	2006
	9.932152	9.894639	-0.38%	10,553	2005
	10.036005	9.932152	-1.03%	6,848	2004
	10.000000	10.036005	0.36%	527	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.532572	15.842803	9.02%	1,803	2007
	13.790894	14.532572	5.38%	1,873	2006
	13.473465	13.790894	2.36%	1,993	2005
	12.589263	13.473465	7.02%	2,423	2004
	10.000000	12.589263	25.89%	1,351	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.246613	19.276952	5.65%	6,452	2007
	15.418416	18.246613	18.34%	6,546	2006
	14.746550	15.418416	4.56%	3,759	2005
	13.077936	14.746550	12.76%	3,194	2004
	10.000000	13.077936	30.78%	2,541	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.516839	15.314432	-1.30%	886	2007
	15.012087	15.516839	3.36%	916	2006
	14.855998	15.012087	1.05%	996	2005
	13.522216	14.855998	9.86%	1,009	2004
	10.000000	13.522216	35.22%	794	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.075423	14.264802	1.35%	24,080	2007
	11.609751	14.075423	21.24%	18,642	2006
	10.000000	11.609751	16.10%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.886174	21.461194	19.99%	2,058	2007
	15.910805	17.886174	12.42%	2,847	2006
	14.284018	15.910805	11.39%	2,603	2005
	12.535795	14.284018	13.95%	2,560	2004
	10.000000	12.535795	25.36%	1,934	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.553083	12.702217	1.19%	7,330	2007
	11.522539	12.553083	8.94%	7,028	2006
	10.000000	11.522539	15.23%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.936002	16.838934	5.67%	40,550	2007
	14.271672	15.936002	11.66%	28,514	2006
	13.599927	14.271672	4.94%	2,406	2005
	12.225637	13.599927	11.24%	827	2004
	10.000000	12.225637	22.26%	356	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.430613	10.870847	4.22%	19,970	2007
	10.000000	10.430613	4.31%	7,252	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.412741	10.529215	1.12%	4,796	2007
	10.000000	10.412741	4.13%	174	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.712318	12.029430	12.30%	2,410	2007
	10.000000	10.712318	7.12%	200	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.240314	11.251384	9.87%	5,882	2007
	10.000000	10.240314	2.40%	4,960	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.772893	-2.27%	284	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.049499	14.227700	1.27%	948	2007
	12.934751	14.049499	8.62%	2,105	2006
	12.864955	12.934751	0.54%	4,601	2005
	11.899285	12.864955	8.12%	5,525	2004
	10.000000	11.899285	18.99%	2,562	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.311733	11.458925	1.30%	4,771	2007
	10.414642	11.311733	8.61%	7,842	2006
	10.000000	10.414642	4.15%	4,046	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	34.261585	48.845262	42.57%	318	2007
	25.593427	34.261585	33.87%	318	2006
	19.693802	25.593427	29.96%	589	2005
	16.651616	19.693802	18.27%	589	2004
	10.000000	16.651616	66.52%	262	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.442522	29.195921	42.82%	10,092	2007
	15.243606	20.442522	34.11%	2,477	2006
	11.715831	15.243606	30.11%	1,068	2005
	10.000000	11.715831	17.16%	862	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.200475	26.171731	17.89%	0	2007
	16.461313	22.200475	34.86%	0	2006
	15.785444	16.461313	4.28%	0	2005
	12.407351	15.785444	27.23%	0	2004
	10.000000	12.407351	24.07%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.623093	20.932180	-3.20%	0	2007
	18.335686	21.623093	17.93%	0	2006
	16.852973	18.335686	8.80%	0	2005
	14.211109	16.852973	18.59%	232	2004
	10.000000	14.211109	42.11%	232	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.476712	11.023542	5.22%	110,498	2007
	10.323283	10.476712	1.49%	41,729	2006
	10.179763	10.323283	1.41%	17,955	2005
	10.038872	10.179763	1.40%	16,152	2004
	10.000000	10.038872	0.39%	2,736	2003*

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.593824	17.290618	10.88%	986	2007
	15.501628	15.593824	0.59%	986	2006
	14.590363	15.501628	6.25%	986	2005
	13.812834	14.590363	5.63%	1,199	2004
	10.000000	13.812834	38.13%	1,082	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.504151	11.652517	10.93%	2,115	2007
	10.443718	10.504151	0.58%	1,920	2006
	9.825503	10.443718	6.29%	1,034	2005
	10.000000	9.825503	-1.74%	1,038	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.831580	11.634112	7.41%	0	2007
	10.000000	10.831580	8.32%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.650951	12.055724	3.47%	4,041	2007
	11.175080	11.650951	4.26%	1,918	2006
	11.015097	11.175080	1.45%	1,226	2005
	10.718341	11.015097	2.77%	1,328	2004
	10.000000	10.718341	7.18%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	13.144366	13.662752	3.94%	50,380	2007
	12.344849	13.144366	6.48%	63,673	2006
	12.030792	12.344849	2.61%	6,937	2005
	11.432830	12.030792	5.23%	2,814	2004
	10.000000	11.432830	14.33%	1,813	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.843178	15.399414	3.75%	55,368	2007
	13.573482	14.843178	9.35%	51,104	2006
	13.120388	13.573482	3.45%	27,247	2005
	12.197676	13.120388	7.56%	22,429	2004
	10.000000	12.197676	21.98%	6,558	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	16.967720	17.685357	4.23%	118,814	2007
	15.084471	16.967720	12.48%	139,269	2006
	14.345619	15.084471	5.15%	73,196	2005
	13.032501	14.345619	10.08%	65,562	2004
	10.000000	13.032501	30.33%	16,314	2003*

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.663939	19.418103	4.04%	2,235	2007
	16.261968	18.663939	14.77%	1,199	2006
	15.342293	16.261968	5.99%	272	2005
	13.701620	15.342293	11.97%	110	2004
	10.000000	13.701620	37.02%	0	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.455848	17.568531	6.76%	27,425	2007
	15.282670	16.455848	7.68%	15,132	2006
	14.198902	15.282670	7.63%	2,419	2005
	12.550000	14.198902	13.14%	1,640	2004
	10.000000	12.550000	25.50%	558	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.294289	20.377307	5.61%	7,972	2007
	17.878889	19.294289	7.92%	6,803	2006
	16.240650	17.878889	10.09%	7,251	2005
	14.290151	16.240650	13.65%	4,486	2004
	10.000000	14.290151	42.90%	1,415	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	10.132810	10.426279	2.90%	58,005	2007
	9.870853	10.132810	2.65%	17,595	2006
	9.790082	9.870853	0.83%	13,119	2005
	9.889293	9.790082	-1.00%	4,311	2004
	10.000000	9.889293	-1.11%	1,395	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.356427	21.537850	0.85%	86	2007
	17.766611	21.356427	20.21%	86	2006
	16.183856	17.766611	9.78%	86	2005
	13.733726	16.183856	17.48%	122	2004
	10.000000	13.733726	37.34%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	15.111008	15.237873	0.84%	21,430	2007
	12.570579	15.111008	20.21%	14,146	2006
	11.449228	12.570579	9.79%	2,331	2005
	10.000000	11.449228	14.49%	287	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.317444	17.544321	7.52%	6,839	2007
	16.134121	16.317444	1.14%	2,484	2006
	15.249341	16.134121	5.80%	1,732	2005
	13.721857	15.249341	11.13%	1,465	2004
	10.000000	13.721857	37.22%	317	2003*

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	22.255469	20.272848	-8.91%	4,285	2007
	19.353450	22.255469	14.99%	5,093	2006
	19.173862	19.353450	0.94%	6,659	2005
	16.688734	19.173862	14.89%	6,098	2004
	10.000000	16.688734	66.89%	2,559	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.598389	20.608770	0.05%	5,476	2007
	18.769168	20.598389	9.75%	5,605	2006
	17.063461	18.769168	10.00%	2,729	2005
	14.628336	17.063461	16.65%	2,036	2004
	10.000000	14.628336	46.28%	784	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.501933	17.482313	5.94%	26,915	2007
	14.817828	16.501933	11.37%	17,542	2006
	14.096285	14.817828	5.12%	0	2005
	13.105211	14.096285	7.56%	0	2004
	10.000000	13.105211	31.05%	0	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.506743	19.449696	17.83%	536	2007
	15.186972	16.506743	8.69%	536	2006
	15.585378	15.186972	-2.56%	536	2005
	15.255822	15.585378	2.16%	753	2004
	10.000000	15.255822	52.56%	753	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.526673	13.571163	17.74%	10,629	2007
	10.555400	11.526673	9.20%	2,037	2006
	10.832314	10.555400	-2.56%	307	2005
	10.000000	10.832314	8.32%	309	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.581451	21.081413	19.91%	2,888	2007
	17.993773	17.581451	-2.29%	2,813	2006
	16.403535	17.993773	9.69%	4,406	2005
	14.901257	16.403535	10.08%	2,794	2004
	10.000000	14.901257	49.01%	1,691	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.109621	17.318324	-4.37%	21,158	2007
	15.957644	18.109621	13.49%	17,545	2006
	15.631642	15.957644	2.09%	4,050	2005
	13.595292	15.631642	14.98%	735	2004
	10.000000	13.595292	35.95%	269	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.774087	12.095722	2.73%	11,164	2007
	11.436003	11.774087	2.96%	16,140	2006
	11.396583	11.436003	0.35%	15,432	2005
	10.893681	11.396583	4.62%	14,882	2004
	10.000000	10.893681	8.94%	2,599	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.525560	17.357386	11.80%	14,137	2007
	14.681601	15.525560	5.75%	5,606	2006
	14.256716	14.681601	2.98%	2,040	2005
	13.617132	14.256716	4.70%	1,921	2004
	10.000000	13.617132	36.17%	183	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.853903	15.468733	4.14%	8,111	2007
	12.883737	14.853903	15.29%	8,663	2006
	11.503272	12.883737	12.00%	7,881	2005
	10.000000	11.503272	15.03%	2,363	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.755050	23.701973	4.16%	2,922	2007
	19.742872	22.755050	15.26%	2,992	2006
	17.625493	19.742872	12.01%	3,736	2005
	15.098167	17.625493	16.74%	3,862	2004
	10.000000	15.098167	50.98%	1,313	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.532427	-4.68%	630	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.849358	13.534952	-2.27%	7,115	2007
	12.911286	13.849358	7.27%	7,635	2006
	12.888862	12.911286	0.17%	7,123	2005
	12.071064	12.888862	6.77%	7,201	2004
	10.000000	12.071064	20.71%	1,560	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.404704	16.776556	2.27%	24,795	2007
	14.556268	16.404704	12.70%	20,642	2006
	14.017578	14.556268	3.84%	2,517	2005
	13.078404	14.017578	7.18%	2,565	2004
	10.000000	13.078404	30.78%	534	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.401986	20.722098	-3.18%	8,987	2007
	19.007120	21.401986	12.60%	6,839	2006
	17.640670	19.007120	7.75%	1,060	2005
	15.072953	17.640670	17.04%	1,192	2004
	10.000000	15.072953	50.73%	584	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.755685	14.536245	-7.74%	1,223	2007
	13.841360	15.755685	13.83%	1,798	2006
	13.394064	13.841360	3.34%	1,942	2005
	12.275514	13.394064	9.11%	2,262	2004
	10.000000	12.275514	22.76%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.939586	21.216886	6.41%	0	2007
	15.897319	19.939586	25.43%	0	2006
	14.427990	15.897319	10.18%	0	2005
	12.644552	14.427990	14.10%	0	2004
	10.000000	12.644552	26.45%	403	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.981735	13.450480	3.61%	0	2007
	12.537566	12.981735	3.54%	0	2006
	12.079069	12.537566	3.80%	0	2005
	11.711064	12.079069	3.14%	0	2004
	10.000000	11.711064	17.11%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.003120	13.257878	10.45%	14,544	2007
	11.179600	12.003120	7.37%	23	2006
	10.000000	11.179600	11.80%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.245614	12.388301	1.17%	3,719	2007
	10.509601	12.245614	16.52%	2,504	2006
	10.000000	10.509601	5.10%	2,505	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.222485	10.562215	3.32%	1,891	2007
	10.006526	10.222485	2.16%	1,892	2006
	10.000000	10.006526	0.07%	1,683	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.707238	11.062118	3.31%	34,940	2007
	10.528053	10.707238	1.70%	16,011	2006
	10.314724	10.528053	2.07%	4,036	2005
	10.092718	10.314724	2.20%	3,550	2004
	10.000000	10.092718	0.93%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.251803	16.978141	4.47%	849	2007
	14.935322	16.251803	8.81%	850	2006
	13.562397	14.935322	10.12%	1,509	2005
	12.546417	13.562397	8.10%	1,527	2004
	10.000000	12.546417	25.46%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.899532	22.662622	-18.77%	9,566	2007
	20.635929	27.899532	35.20%	12,982	2006
	17.998124	20.635929	14.66%	12,160	2005
	13.469260	17.998124	33.62%	9,573	2004
	10.000000	13.469260	34.69%	2,685	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.485559	17.394348	-0.52%	6,043	2007
	15.772988	17.485559	10.86%	3,648	2006
	15.242090	15.772988	3.48%	5,519	2005
	14.010752	15.242090	8.79%	9,275	2004
	10.000000	14.010752	40.11%	4,888	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.411768	16.899739	9.65%	2,053	2007
	14.804611	15.411768	4.10%	1,036	2006
	13.891196	14.804611	6.58%	208	2005
	13.310109	13.891196	4.37%	48	2004
	10.000000	13.310109	33.10%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.259541	20.895091	8.49%	4,556	2007
	16.877833	19.259541	14.11%	5,370	2006
	15.736819	16.877833	7.25%	6,556	2005
	13.909528	15.736819	13.14%	3,385	2004
	10.000000	13.909528	39.10%	1,932	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.543710	18.054232	2.91%	1,126	2007
	15.278513	17.543710	14.83%	1,111	2006
	14.881685	15.278513	2.67%	1,146	2005
	13.632334	14.881685	9.16%	1,389	2004
	10.000000	13.632334	36.32%	1,108	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.203167	20.130240	-0.36%	0	2007
	18.023283	20.203167	12.09%	0	2006
	17.220056	18.023283	4.66%	0	2005
	14.734107	17.220056	16.87%	0	2004
	10.000000	14.734107	47.34%	1,413	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.432300	17.033878	-2.29%	145	2007
	15.203635	17.432300	14.66%	132	2006
	14.819911	15.203635	2.59%	101	2005
	13.412628	14.819911	10.49%	81	2004
	10.000000	13.412628	34.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.801659	22.915576	15.73%	0	2007
	16.172294	19.801659	22.44%	0	2006
	14.566989	16.172294	11.02%	0	2005
	12.930963	14.566989	12.65%	0	2004
	10.000000	12.930963	29.31%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.249763	17.645198	15.71%	9,711	2007
	12.442586	15.249763	22.56%	1,289	2006
	11.220714	12.442586	10.89%	583	2005
	10.000000	11.220714	12.21%	113	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.179014	12.620144	-4.24%	4,722	2007
	11.167887	13.179014	18.01%	3,009	2006
	10.000000	11.167887	11.68%	953	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.377940	15.865581	18.60%	402	2007
	14.107494	13.377940	-5.17%	2,158	2006
	14.094317	14.107494	0.09%	4,896	2005
	12.984862	14.094317	8.54%	3,729	2004
	10.000000	12.984862	29.85%	2,428	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.153365	16.869809	-7.07%	7,596	2007
	15.611957	18.153365	16.28%	37,358	2006
	15.169005	15.611957	2.92%	14,614	2005
	13.536215	15.169005	12.06%	26,776	2004
	10.000000	13.536215	35.36%	3,027	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.091851	16.558172	36.94%	8,385	2007
	11.314949	12.091851	6.87%	0	2006
	10.000000	11.314949	13.15%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.700603	11.498609	7.46%	11,319	2007
	10.731395	10.700603	-0.29%	12,159	2006
	10.764887	10.731395	-0.31%	35,603	2005
	10.365477	10.764887	3.85%	24,896	2004
	10.000000	10.365477	3.65%	493	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.516323	20.002786	-2.50%	935	2007
	18.269183	20.516323	12.30%	1,974	2006
	17.356994	18.269183	5.26%	14,857	2005
	14.508790	17.356994	19.63%	4,377	2004
	10.000000	14.508790	45.09%	2,886	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.639547	17.145170	3.04%	10,155	2007
	14.714741	16.639547	13.08%	10,512	2006
	14.354842	14.714741	2.51%	19,443	2005
	13.253320	14.354842	8.31%	16,402	2004
	10.000000	13.253320	32.53%	12,306	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.138224	15.874644	4.86%	3,729	2007
	13.271692	15.138224	14.06%	4,698	2006
	12.986389	13.271692	2.20%	7,862	2005
	12.625572	12.986389	2.86%	7,089	2004
	10.000000	12.625572	26.26%	2,211	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.758805	13.721095	-12.93%	1,389	2007
	15.509010	15.758805	1.61%	1,227	2006
	14.968748	15.509010	3.61%	1,185	2005
	13.733890	14.968748	8.99%	1,220	2004
	10.000000	13.733890	37.34%	1,256	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.766149	14.831429	-11.54%	0	2007
	14.663968	16.766149	14.34%	0	2006
	14.258559	14.663968	2.84%	0	2005
	13.266794	14.258559	7.48%	0	2004
	10.000000	13.266794	32.67%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.403040	16.574035	7.60%	0	2007
	13.553519	15.403040	13.65%	0	2006
	13.578075	13.553519	-0.18%	0	2005
	12.915694	13.578075	5.13%	0	2004
	10.000000	12.915694	29.16%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.267365	9.926747	-3.32%	0	2007
	10.000000	10.267365	2.67%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.471975	10.805484	3.18%	17,126	2007
	10.266398	10.471975	2.00%	19,895	2006
	10.357156	10.266398	-0.88%	21,166	2005
	10.213311	10.357156	1.41%	21,731	2004
	10.000000	10.213311	2.13%	19,756	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.860451	21.712450	15.12%	36,069	2007
	17.243671	18.860451	9.38%	35,475	2006
	15.060528	17.243671	14.50%	39,081	2005
	13.324455	15.060528	13.03%	31,836	2004
	10.000000	13.324455	33.24%	13,039	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.279127	21.839085	42.93%	20,397	2007
	13.348402	15.279127	14.46%	18,274	2006
	10.000000	13.348402	33.48%	559	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.197972	18.086735	-0.61%	23,459	2007
	15.459110	18.197972	17.72%	29,078	2006
	14.918610	15.459110	3.62%	36,764	2005
	13.664733	14.918610	9.18%	44,550	2004
	10.000000	13.664733	36.65%	16,272	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.469338	12.204072	6.41%	2,060	2007
	10.663346	11.469338	7.56%	0	2006
	10.000000	10.663346	6.63%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.027039	12.979840	7.92%	0	2007
	10.969142	12.027039	9.64%	0	2006
	10.000000	10.969142	9.69%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.388402	13.505146	9.01%	0	2007
	11.176694	12.388402	10.84%	0	2006
	10.000000	11.176694	11.77%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.137527	18.816653	24.30%	23,903	2007
	14.470999	15.137527	4.61%	14,126	2006
	13.974030	14.470999	3.56%	22,576	2005
	13.806339	13.974030	1.21%	22,767	2004
	10.000000	13.806339	38.06%	6,727	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.737961	10.968658	2.15%	28,933	2007
	10.505247	10.737961	2.22%	19,053	2006
	10.503682	10.505247	0.01%	13,760	2005
	10.271299	10.503682	2.26%	43,219	2004
	10.000000	10.271299	2.71%	1,015	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.348276	25.296736	13.19%	16,217	2007
	20.255999	22.348276	10.33%	15,751	2006
	17.486236	20.255999	15.84%	16,027	2005
	14.291814	17.486236	22.35%	12,172	2004
	10.000000	14.291814	42.92%	6,823	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.106362	25.394936	14.88%	0	2007
	19.123170	22.106362	15.60%	0	2006
	16.401788	19.123170	16.59%	1,204	2005
	14.747430	16.401788	11.22%	1,232	2004
	10.000000	14.747430	47.47%	1,260	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.820340	17.026073	14.88%	6,898	2007
	12.815973	14.820340	15.64%	8,975	2006
	10.995945	12.815973	16.55%	14,031	2005
	10.000000	10.995945	9.96%	14,962	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.217030	21.955389	3.48%	2,346	2007
	18.633000	21.217030	13.87%	1,994	2006
	18.533418	18.633000	0.54%	5,033	2005
	16.587140	18.533418	11.73%	7,255	2004
	10.000000	16.587140	65.87%	5,270	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.078363	11.280782	1.83%	5,244	2007
	10.000000	11.078363	10.78%	1,884	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.702536	15.951280	-4.50%	18,100	2007
	14.528693	16.702536	14.96%	19,721	2006
	14.311386	14.528693	1.52%	29,351	2005
	13.136268	14.311386	8.95%	17,431	2004
	10.000000	13.136268	31.36%	4,426	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.377512	20.480506	-4.20%	7,626	2007
	18.617786	21.377512	14.82%	4,492	2006
	17.438799	18.617786	6.76%	32,300	2005
	14.357875	17.438799	21.46%	23,160	2004
	10.000000	14.357875	43.58%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.910289	20.095412	26.30%	8,253	2007
	12.646990	15.910289	25.80%	1,159	2006
	10.000000	12.646990	26.47%	524	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.575821	23.314502	13.31%	1,426	2007
	17.260846	20.575821	19.21%	1,512	2006
	15.962062	17.260846	8.14%	1,607	2005
	13.720588	15.962062	16.34%	1,607	2004
	10.000000	13.720588	37.21%	1,478	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.798397	16.766478	13.30%	9,992	2007
	12.412578	14.798397	19.22%	13,170	2006
	11.482386	12.412578	8.10%	1,628	2005
	10.000000	11.482386	14.82%	655	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.809817	11.779233	8.97%	2,555	2007
	9.759551	10.809817	10.76%	1,225	2006
	10.000000	9.759551	-2.40%	439	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.111592	13.993012	8.38%	0	2007
	12.911316	14.111592	9.30%	0	2006
	12.217979	12.911316	5.67%	0	2005
	11.494958	12.217979	6.29%	0	2004
	10.000000	11.494958	14.95%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.025367	22.830114	34.09%	2,755	2007
	15.896255	17.025367	7.10%	0	2006
	14.388282	15.896255	10.48%	0	2005
	12.426582	14.388282	15.79%	2,647	2004
	10.000000	12.426582	24.27%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.580553	17.270054	4.16%	1,138	2007
	15.249917	16.580553	8.73%	1,235	2006
	14.007907	15.249917	8.87%	1,344	2005
	12.149928	14.007907	15.29%	1,344	2004
	10.000000	12.149928	21.50%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.243624	31.169284	43.93%	0	2007
	21.656559	31.243624	44.27%	0	2006
	16.722219	21.656559	29.51%	0	2005
	14.354875	16.722219	16.49%	0	2004
	10.000000	14.354875	43.55%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.187903	26.631529	25.69%	46,463	2007
	14.714740	21.187903	43.99%	6,814	2006
	11.355399	14.714740	29.58%	5,867	2005
	10.000000	11.355399	13.55%	93	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.105358	10.390631	2.82%	140,734	2007
	9.880148	10.105358	2.28%	138,462	2006
	9.922647	9.880148	-0.43%	91,740	2005
	10.031522	9.922647	-1.09%	17,419	2004
	10.000000	10.031522	0.32%	1,401	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.503959	15.803516	8.96%	3,573	2007
	13.770714	14.503959	5.32%	3,915	2006
	13.460591	13.770714	2.30%	4,087	2005
	12.583644	13.460591	6.97%	3,159	2004
	10.000000	12.583644	25.84%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.210675	19.229140	5.59%	41,087	2007
	15.395861	18.210675	18.28%	11,516	2006
	14.732461	15.395861	4.50%	7,263	2005
	13.072099	14.732461	12.70%	634	2004
	10.000000	13.072099	30.72%	2,532	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.486280	15.276455	-1.35%	901	2007
	14.990135	15.486280	3.31%	430	2006
	14.841809	14.990135	1.00%	211	2005
	13.516188	14.841809	9.81%	209	2004
	10.000000	13.516188	35.16%	1,409	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.063542	14.245458	1.29%	15,761	2007
	11.605833	14.063542	21.18%	61,735	2006
	10.000000	11.605833	16.06%	786	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.849852	21.406652	19.93%	145	2007
	15.886562	17.849852	12.36%	158	2006
	14.269491	15.886562	11.33%	165	2005
	12.529424	14.269491	13.89%	168	2004
	10.000000	12.529424	25.29%	435	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.542479	12.684998	1.14%	8,954	2007
	11.518655	12.542479	8.89%	5,788	2006
	10.000000	11.518655	15.19%	1,763	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.906329	16.798984	5.61%	17,362	2007
	14.252324	15.906329	11.61%	8,097	2006
	13.588384	14.252324	4.89%	6,175	2005
	12.221487	13.588384	11.18%	2,595	2004
	10.000000	12.221487	22.21%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.427094	10.861614	4.17%	39,038	2007
	10.000000	10.427094	4.27%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.409221	10.520262	1.07%	29,149	2007
	10.000000	10.409221	4.09%	422	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.708700	12.019214	12.24%	9,090	2007
	10.000000	10.708700	7.09%	2,549	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.236847	11.241811	9.82%	12,752	2007
	10.000000	10.236847	2.37%	3,273	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.769577	-2.30%	27,109	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.021832	14.192415	1.22%	2,161	2007
	12.915841	14.021832	8.56%	2,374	2006
	12.852665	12.915841	0.49%	2,607	2005
	11.893980	12.852665	8.06%	34,077	2004
	10.000000	11.893980	18.94%	3,082	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.302178	11.443376	1.25%	5,666	2007
	10.411135	11.302178	8.56%	2,959	2006
	10.000000	10.411135	4.11%	8,789	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	34.194184	48.724248	42.49%	0	2007
	25.556052	34.194184	33.80%	0	2006
	19.675015	25.556052	29.89%	42	2005
	16.644208	19.675015	18.21%	42	2004
	10.000000	16.644208	66.44%	42	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.414905	29.141566	42.75%	9,213	2007
	15.230741	20.414905	34.04%	9,094	2006
	11.711869	15.230741	30.05%	12,157	2005
	10.000000	11.711869	17.12%	305	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.156759	26.106835	17.83%	1,133	2007
	16.437242	22.156759	34.80%	1,230	2006
	15.770374	16.437242	4.23%	1,391	2005
	12.401814	15.770374	27.16%	1,392	2004
	10.000000	12.401814	24.02%	54	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.580520	20.880265	-3.24%	0	2007
	18.308879	21.580520	17.87%	0	2006
	16.836874	18.308879	8.74%	0	2005
	14.204772	16.836874	18.53%	0	2004
	10.000000	14.204772	42.05%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.456077	10.996208	5.17%	86,769	2007
	10.308192	10.456077	1.43%	83,442	2006
	10.170039	10.308192	1.36%	35,203	2005
	10.034393	10.170039	1.35%	25,923	2004
	10.000000	10.034393	0.34%	16,696	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.563123	17.247744	10.82%	0	2007
	15.478969	15.563123	0.54%	0	2006
	14.576433	15.478969	6.19%	46	2005
	13.806681	14.576433	5.58%	46	2004
	10.000000	13.806681	38.07%	46	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.489937	11.630792	10.88%	329	2007
	10.434896	10.489937	0.53%	6,091	2006
	9.822186	10.434896	6.24%	4,857	2005
	10.000000	9.822186	-1.78%	0	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.827926	11.624236	7.35%	1,809	2007
	10.000000	10.827926	8.28%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.628004	12.025824	3.42%	24,163	2007
	11.158734	11.628004	4.21%	24,940	2006
	11.004575	11.158734	1.40%	27,331	2005
	10.713558	11.004575	2.72%	23,123	2004
	10.000000	10.713558	7.14%	1,548	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	13.118511	13.628897	3.89%	84,604	2007
	12.326824	13.118511	6.42%	88,392	2006
	12.019327	12.326824	2.56%	92,972	2005
	11.427726	12.019327	5.18%	72,756	2004
	10.000000	11.427726	14.28%	4,031	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.813939	15.361218	3.69%	237,997	2007
	13.553620	14.813939	9.30%	245,664	2006
	13.107851	13.553620	3.40%	296,667	2005
	12.192229	13.107851	7.51%	217,863	2004
	10.000000	12.192229	21.92%	5,808	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	16.934317	17.641492	4.18%	354,869	2007
	15.062418	16.934317	12.43%	337,339	2006
	14.331913	15.062418	5.10%	348,955	2005
	13.026688	14.331913	10.02%	215,235	2004
	10.000000	13.026688	30.27%	11,453	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.627254	19.370012	3.99%	172,467	2007
	16.238229	18.627254	14.71%	221,009	2006
	15.327674	16.238229	5.94%	194,384	2005
	13.695527	15.327674	11.92%	78,451	2004
	10.000000	13.695527	39.96%	0	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.425215	17.526849	6.71%	18,267	2007
	15.261964	16.425215	7.62%	14,225	2006
	14.186862	15.261964	7.58%	17,687	2005
	12.545735	14.186862	13.08%	17,162	2004
	10.000000	12.545735	25.46%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.256325	20.326795	5.56%	5,792	2007
	17.852771	19.256325	7.86%	5,084	2006
	16.225157	17.852771	10.03%	4,884	2005
	14.283788	16.225157	13.59%	6,336	2004
	10.000000	14.283788	42.84%	4,252	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	10.112656	10.400214	2.84%	37,174	2007
	9.856226	10.112656	2.60%	42,900	2006
	9.780540	9.856226	0.77%	72,544	2005
	9.884687	9.780540	-1.05%	37,053	2004
	10.000000	9.884687	-1.15%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.316653	21.486728	0.80%	0	2007
	17.742531	21.316653	20.14%	0	2006
	16.170138	17.742531	9.72%	0	2005
	13.729071	16.170138	17.78%	0	2004
	10.000000	13.729071	37.29%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	15.090586	15.209482	0.79%	41,962	2007
	12.559962	15.090586	20.15%	83,276	2006
	11.445372	12.559962	9.74%	99,654	2005
	10.000000	11.445372	14.45%	3,786	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.285328	17.500830	7.46%	644	2007
	16.110548	16.285328	1.08%	654	2006
	15.234783	16.110548	5.75%	1,085	2005
	13.715748	15.234783	11.08%	813	2004
	10.000000	13.715748	37.16%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	22.211681	20.222599	-8.96%	2,847	2007
	19.325182	22.211681	14.94%	3,483	2006
	19.155578	19.325182	0.89%	4,054	2005
	16.681315	19.155578	14.83%	5,280	2004
	10.000000	16.681315	66.81%	1,343	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.557852	20.557672	0.00%	7,962	2007
	18.741745	20.557852	9.69%	7,185	2006
	17.047183	18.741745	9.94%	7,159	2005
	14.621826	17.047183	16.59%	7,769	2004
	10.000000	14.621826	46.22%	1,280	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.469458	17.438964	5.89%	17,061	2007
	14.796175	16.469458	11.31%	9,669	2006
	14.082839	14.796175	5.07%	4,317	2005
	13.099371	14.082839	7.51%	3,300	2004
	10.000000	13.099371	30.99%	2,361	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.474225	19.401445	17.77%	0	2007
	15.164758	16.474225	8.63%	0	2006
	15.570503	15.164758	-2.61%	80	2005
	15.249015	15.570503	2.11%	80	2004
	10.000000	15.249015	52.49%	81	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.511104	13.545888	17.68%	10,001	2007
	10.546499	11.511104	9.15%	412	2006
	10.828670	10.546499	-2.61%	808	2005
	10.000000	10.828670	8.29%	112	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.546819	21.029119	19.85%	6,081	2007
	17.967457	17.546819	-2.34%	5,869	2006
	16.387865	17.967457	9.64%	4,929	2005
	14.894613	16.387865	10.03%	94	2004
	10.000000	14.894613	48.95%	43	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.073967	17.275388	-4.42%	14,895	2007
	15.934319	18.073967	13.43%	6,473	2006
	15.616715	15.934319	2.03%	6,295	2005
	13.589226	15.616715	14.92%	5,924	2004
	10.000000	13.589226	35.89%	297	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.750886	12.065711	2.68%	10,619	2007
	11.419269	11.750886	2.90%	7,607	2006
	11.385690	11.419269	0.29%	14,069	2005
	10.888817	11.385690	4.56%	16,415	2004
	10.000000	10.888817	8.89%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.495013	17.314356	11.74%	9,894	2007
	14.660153	15.495013	5.69%	9,770	2006
	14.243117	14.660153	2.93%	13,813	2005
	13.611063	14.243117	4.64%	5,094	2004
	10.000000	13.611063	36.11%	1,091	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.833818	15.439925	4.09%	13,806	2007
	12.872847	14.833818	15.23%	11,967	2006
	11.499389	12.872847	11.94%	42,387	2005
	10.000000	11.499389	14.99%	10,718	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.710241	23.643183	4.11%	687	2007
	19.714004	22.710241	15.20%	979	2006
	17.608662	19.714004	11.96%	1,045	2005
	15.091431	17.608662	16.68%	1,372	2004
	10.000000	15.091431	50.91%	5,521	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.529185	-4.71%	1,120	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.822109	13.501403	-2.32%	6,102	2007
	12.892436	13.822109	7.21%	7,214	2006
	12.876571	12.892436	0.12%	6,768	2005
	12.065688	12.876571	6.72%	6,765	2004
	10.000000	12.065688	20.66%	975	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.372426	16.734981	2.21%	13,525	2007
	14.535004	16.372426	12.64%	6,984	2006
	14.004211	14.535004	3.79%	3,767	2005
	13.072585	14.004211	7.13%	2,254	2004
	10.000000	13.072585	30.73%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.359870	20.670727	-3.23%	2,484	2007
	18.979349	21.359870	12.54%	748	2006
	17.623824	18.979349	7.69%	257	2005
	15.066242	17.623824	16.98%	217	2004
	10.000000	15.066242	50.66%	264	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.726340	14.501740	-7.79%	1,938	2007
	13.822597	15.726340	13.77%	1,938	2006
	13.382696	13.822597	3.29%	1,938	2005
	12.271349	13.382696	9.06%	1,938	2004
	10.000000	12.271349	22.71%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.902453	21.166526	6.35%	0	2007
	15.875772	19.902453	25.36%	0	2006
	14.415757	15.875772	10.13%	0	2005
	12.640252	14.415757	14.05%	0	2004
	10.000000	12.640252	26.40%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.957523	13.418513	3.56%	750	2007
	12.520549	12.957523	3.49%	750	2006
	12.068798	12.520549	3.74%	750	2005
	11.707077	12.068798	3.09%	506	2004
	10.000000	11.707077	17.07%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.992976	13.239894	10.40%	10,643	2007
	11.175837	11.992976	7.31%	4,270	2006
	10.000000	11.175837	11.76%	203	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.235269	12.371509	1.11%	17,182	2007
	10.506054	12.235269	16.46%	19,555	2006
	10.000000	10.506054	5.06%	4,014	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.213846	10.547888	3.27%	5,598	2007
	10.003149	10.213846	2.11%	616	2006
	10.000000	10.003149	0.03%	558	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.687295	11.035849	3.26%	18,876	2007
	10.513789	10.687295	1.65%	14,681	2006
	10.305973	10.513789	2.02%	2,191	2005
	10.089289	10.305973	2.15%	0	2004
	10.000000	10.089289	0.89%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.218791	16.934984	4.42%	0	2007
	14.912555	16.218791	8.76%	0	2006
	13.548609	14.912555	10.07%	75	2005
	12.540033	13.548609	8.04%	76	2004
	10.000000	12.540033	25.40%	76	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.842906	22.605034	-18.81%	9,802	2007
	20.604499	27.842906	35.13%	16,480	2006
	17.979835	20.604499	14.60%	13,977	2005
	13.462423	17.979835	33.56%	10,165	2004
	10.000000	13.462423	34.62%	3,511	2003*

cfi2of3.htm

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.451124	17.351196	-0.57%	8,775	2007
	15.749928	17.451124	10.80%	9,445	2006
	15.227522	15.749928	3.43%	10,790	2005
	14.004498	15.227522	8.73%	909	2004
	10.000000	14.004498	40.04%	120	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.381409	16.857806	9.60%	307	2007
	14.782959	15.381409	4.05%	310	2006
	13.877928	14.782959	6.52%	119	2005
	13.304174	13.877928	4.31%	122	2004
	10.000000	13.304174	33.04%	125	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.221592	20.843229	8.44%	397	2007
	16.853145	19.221592	14.05%	209	2006
	15.721785	16.853145	7.20%	218	2005
	13.903325	15.721785	13.08%	50	2004
	10.000000	13.903325	39.03%	55	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.509150	18.009437	2.86%	5,706	2007
	15.256160	17.509150	14.77%	6,045	2006
	14.867466	15.256160	2.61%	5,747	2005
	13.626250	14.867466	9.11%	5,968	2004
	10.000000	13.626250	36.26%	6,071	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.163377	20.080310	-0.41%	277	2007
	17.996918	20.163377	12.04%	0	2006
	17.203603	17.996918	4.61%	0	2005
	14.727543	17.203603	16.81%	36	2004
	10.000000	14.727543	47.28%	75	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.397983	16.991635	-2.34%	3,547	2007
	15.181408	17.397983	14.60%	2,855	2006
	14.805759	15.181408	2.54%	3,050	2005
	13.406642	14.805759	10.44%	3,369	2004
	10.000000	13.406642	34.07%	3,498	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.762648	22.858730	15.67%	0	2007
	16.148640	19.762648	22.38%	0	2006
	14.553074	16.148640	10.96%	0	2005
	12.925188	14.553074	12.59%	0	2004
	10.000000	12.925188	29.25%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.229159	17.612329	15.65%	2,087	2007
	12.432094	15.229159	22.50%	0	2006
	11.216941	12.432094	10.83%	0	2005
	10.000000	11.216941	12.17%	74	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.167878	12.603032	-4.29%	57	2007
	11.164123	13.167878	17.95%	0	2006
	10.000000	11.164123	11.64%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.351608	15.826243	18.53%	2,301	2007
	14.086883	13.351608	-5.22%	2,310	2006
	14.080863	14.086883	0.04%	2,515	2005
	12.979076	14.080863	8.49%	1,199	2004
	10.000000	12.979076	29.79%	299	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.117641	16.827987	-7.12%	17,797	2007
	15.589146	18.117641	16.22%	18,940	2006
	15.154532	15.589146	2.87%	16,477	2005
	13.530178	15.154532	12.01%	12,575	2004
	10.000000	13.530178	35.30%	2,261	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.081634	16.535725	36.87%	0	2007
	11.311135	12.081634	6.81%	0	2006
	10.000000	11.311135	13.11%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.678841	11.469347	7.40%	2,319	2007
	10.715015	10.678841	-0.34%	1,557	2006
	10.753920	10.715015	-0.36%	1,769	2005
	10.360197	10.753920	3.80%	4,086	2004
	10.000000	10.360197	3.60%	3,403	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.475926	19.953186	-2.55%	237	2007
	18.242482	20.475926	12.24%	802	2006
	17.340425	18.242482	5.20%	802	2005
	14.502323	17.340425	19.57%	821	2004
	10.000000	14.502323	45.02%	757	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.606789	17.102642	2.99%	1,610	2007
	14.693228	16.606789	13.02%	2,495	2006
	14.341131	14.693228	2.46%	2,594	2005
	13.247418	14.341131	8.26%	2,044	2004
	10.000000	13.247418	32.47%	1,147	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.108418	15.835261	4.81%	3,998	2007
	13.252291	15.108418	14.01%	3,999	2006
	12.973992	13.252291	2.15%	3,998	2005
	12.619952	12.973992	2.81%	4,215	2004
	10.000000	12.619952	26.20%	216	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.727766	13.687049	-12.98%	0	2007
	15.486336	15.727766	1.56%	54	2006
	14.954456	15.486336	3.56%	313	2005
	13.727773	14.954456	8.94%	409	2004
	10.000000	13.727773	37.28%	371	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.733131	14.794635	-11.58%	0	2007
	14.642519	16.733131	14.28%	0	2006
	14.244936	14.642519	2.79%	0	2005
	13.260877	14.244936	7.42%	0	2004
	10.000000	13.260877	32.61%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.372699	16.532909	7.55%	946	2007
	13.533690	15.372699	13.59%	2,798	2006
	13.565101	13.533690	-0.23%	2,926	2005
	12.909925	13.565101	5.07%	3,006	2004
	10.000000	12.909925	29.10%	3,122	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.263902	9.918308	-3.37%	0	2007
	10.000000	10.263902	2.64%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.451360	10.778693	3.13%	24,215	2007
	10.251388	10.451360	1.95%	21,363	2006
	10.347262	10.251388	-0.93%	19,767	2005
	10.208760	10.347262	1.36%	19,296	2004
	10.000000	10.208760	2.09%	18,496	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.823323	21.658621	15.06%	14,785	2007
	17.218465	18.823323	9.32%	18,081	2006
	15.046148	17.218465	14.44%	12,868	2005
	13.318501	15.046148	12.97%	4,356	2004
	10.000000	13.318501	33.19%	2,859	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.266216	21.809443	42.86%	3,517	2007
	13.343898	15.266216	14.41%	2,114	2006
	10.000000	13.343898	33.44%	3,897	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.162116	18.041852	-0.66%	13,820	2007
	15.436486	18.162116	17.66%	14,851	2006
	14.904344	15.436486	3.57%	14,823	2005
	13.658630	14.904344	9.12%	15,364	2004
	10.000000	13.658630	36.59%	6,662	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.459629	12.187475	6.35%	2,236	2007
	10.659740	11.459629	7.50%	2,236	2006
	10.000000	10.659740	6.60%	2,236	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.016865	12.962220	7.87%	0	2007
	10.965440	12.016865	9.59%	0	2006
	10.000000	10.965440	9.65%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.377930	13.486807	8.96%	0	2007
	11.172924	12.377930	10.79%	0	2006
	10.000000	11.172924	11.73%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.107734	18.770011	24.24%	3,449	2007
	14.449853	15.107734	4.55%	3,653	2006
	13.960697	14.449853	3.50%	3,920	2005
	13.800194	13.960697	1.16%	3,190	2004
	10.000000	13.800194	38.00%	2,026	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.716787	10.941424	2.10%	9,134	2007
	10.489860	10.716787	2.16%	2,787	2006
	10.493632	10.489860	-0.04%	2,505	2005
	10.266703	10.493632	2.21%	1,047	2004
	10.000000	10.266703	2.67%	593	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.304255	25.233984	13.14%	13,884	2007
	20.226375	22.304255	10.27%	10,591	2006
	17.469531	20.226375	15.78%	8,958	2005
	14.285435	17.469531	22.29%	1,679	2004
	10.000000	14.285435	42.85%	880	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.062847	25.331974	14.82%	0	2007
	19.095216	22.062847	15.54%	0	2006
	16.386129	19.095216	16.53%	0	2005
	14.740847	16.386129	11.16%	0	2004
	10.000000	14.740847	47.41%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.800306	16.994351	14.82%	300	2007
	12.805159	14.800306	15.58%	0	2006
	10.992242	12.805159	16.49%	0	2005
	10.000000	10.992242	9.92%	76	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.175246	21.900932	3.43%	1,432	2007
	18.605749	21.175246	13.81%	2,667	2006
	18.515721	18.605749	0.49%	3,230	2005
	16.579749	18.515721	11.68%	3,491	2004
	10.000000	16.579749	65.80%	1,645	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.074620	11.271182	1.77%	3,095	2007
	10.000000	11.074620	10.75%	2,747	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.669638	15.911706	-4.55%	12,205	2007
	14.507449	16.669638	14.90%	8,222	2006
	14.297719	14.507449	1.47%	11,847	2005
	13.130408	14.297719	8.89%	7,033	2004
	10.000000	13.130408	31.30%	2,948	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.335411	20.429698	-4.25%	3,856	2007
	18.590572	21.335411	14.76%	3,439	2006
	17.422161	18.590572	6.71%	3,029	2005
	14.351480	17.422161	21.40%	3,531	2004
	10.000000	14.351480	43.51%	3,809	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.896831	20.068122	26.24%	911	2007
	12.642722	15.896831	25.74%	891	2006
	10.000000	12.642722	26.43%	556	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.535305	23.256678	13.25%	0	2007
	17.235606	20.535305	19.14%	0	2006
	15.946817	17.235606	8.08%	0	2005
	13.714467	15.946817	16.28%	0	2004
	10.000000	13.714467	37.14%	79	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.778401	16.735247	13.24%	5,372	2007
	12.402111	14.778401	19.16%	3,028	2006
	11.478526	12.402111	8.05%	1,968	2005
	10.000000	11.478526	14.79%	74	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.800672	11.763237	8.91%	1,565	2007
	9.756257	10.800672	10.71%	0	2006
	10.000000	9.756257	-2.44%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.965464	15.107969	8.18%	718	2007
	12.892454	13.965464	8.32%	920	2006
	12.206327	12.892454	5.62%	927	2005
	11.489832	12.206327	6.24%	934	2004
	10.000000	11.489832	14.90%	968	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.991824	22.773483	34.03%	0	2007
	15.873002	16.991824	7.05%	0	2006
	14.374535	15.873002	10.42%	204	2005
	12.421034	14.374535	15.73%	276	2004
	10.000000	12.421034	24.21%	419	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.549637	17.229024	4.11%	0	2007
	15.229220	16.549637	8.67%	62	2006
	13.996013	15.229220	8.81%	62	2005
	12.145798	13.996013	15.23%	62	2004
	10.000000	12.145798	21.46%	62	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.182106	31.107912	43.85%	0	2007
	21.624889	31.182106	44.20%	0	2006
	16.706250	21.624889	29.44%	0	2005
	14.348466	16.706250	16.43%	130	2004
	10.000000	14.348466	43.48%	2,032	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.159270	26.581935	25.63%	5,849	2007
	14.702316	21.159270	43.92%	2,283	2006
	11.351574	14.702316	29.52%	2,354	2005
	10.000000	11.351574	13.52%	2,656	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.085460	10.364868	2.77%	25,985	2007
	9.865705	10.085460	2.23%	5,865	2006
	9.913174	9.865705	-0.48%	5,873	2005
	10.027045	9.913174	-1.14%	5,463	2004
	10.000000	10.027045	0.27%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.475374	15.764287	8.90%	322	2007
	13.750579	14.475374	5.27%	392	2006
	13.447732	13.750579	2.25%	395	2005
	12.578028	13.447732	6.91%	398	2004
	10.000000	12.578028	25.78%	103	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.174822	19.181453	5.54%	5,060	2007
	15.373351	18.174822	18.22%	1,656	2006
	14.718395	15.373351	4.45%	1,660	2005
	13.066273	14.718395	12.64%	560	2004
	10.000000	13.066273	30.66%	171	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.455776	15.238548	-1.41%	0	2007
	14.968216	15.455776	3.26%	0	2006
	14.827644	14.968216	0.95%	0	2005
	13.510160	14.827644	9.75%	0	2004
	10.000000	13.510160	35.10%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.929230	14.051646	21.11%	0	2007
	11.601915	13.929230	20.06%	0	2006
	10.000000	11.601915	16.02%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.813577	21.352205	19.86%	2,221	2007
	15.862330	17.813577	12.30%	2,340	2006
	14.254955	15.862330	11.28%	2,374	2005
	12.523040	14.254955	13.83%	2,753	2004
	10.000000	12.523040	25.23%	2,643	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.531877	12.667784	1.08%	0	2007
	11.514769	12.531877	8.83%	0	2006
	10.000000	11.514769	15.15%	508	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.876667	16.759067	5.56%	5,284	2007
	14.232977	15.876667	11.55%	732	2006
	13.576843	14.232977	4.83%	313	2005
	12.217327	13.576843	11.13%	0	2004
	10.000000	12.217327	22.17%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.423562	10.852373	4.11%	18,268	2007
	10.000000	10.423562	4.24%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.405716	10.511339	1.02%	0	2007
	10.000000	10.405716	4.06%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.705080	12.009005	12.18%	369	2007
	10.000000	10.705080	7.05%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.233395	11.232271	9.76%	443	2007
	10.000000	10.233395	2.33%	885	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.766249	-2.34%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.994206	14.157191	1.16%	4,127	2007
	12.896942	13.994206	8.51%	4,512	2006
	12.840387	12.896942	0.44%	5,096	2005
	11.888673	12.840387	8.01%	6,078	2004
	10.000000	11.888673	18.89%	1,509	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.292619	11.427849	1.20%	2,386	2007
	10.407617	11.292619	8.50%	820	2006
	10.000000	10.407617	4.08%	886	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	34.126891	48.603481	42.42%	0	2007
	25.518716	34.126891	33.73%	406	2006
	19.656249	25.518716	29.82%	406	2005
	16.636793	19.656249	18.15%	406	2004
	10.000000	16.636793	66.37%	429	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.387298	29.087277	42.67%	2,314	2007
	15.217878	20.387298	33.97%	1,802	2006
	11.707931	15.217878	29.98%	2,921	2005
	10.000000	11.707931	17.08%	778	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.113123	26.042090	17.77%	0	2007
	16.413193	22.113123	34.73%	0	2006
	15.755305	16.413193	4.18%	0	2005
	12.396272	15.755305	27.10%	0	2004
	10.000000	12.396272	23.96%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.538040	20.828485	-3.29%	0	2007
	18.282129	21.538040	17.81%	0	2006
	16.820811	18.282129	8.69%	0	2005
	14.198438	16.820811	18.47%	0	2004
	10.000000	14.198438	41.98%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.435493	10.968931	5.11%	13,951	2007
	10.293118	10.435493	1.38%	3,875	2006
	10.160331	10.293118	1.31%	4,022	2005
	10.029912	10.160331	1.30%	3,994	2004
	10.000000	10.029912	0.30%	4,055	2003*

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.532473	17.204955	10.77%	761	2007
	15.456337	15.532473	0.49%	798	2006
	14.562515	15.456337	6.14%	978	2005
	13.800526	14.562515	5.52%	1,128	2004
	10.000000	13.800526	38.01%	1,421	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.475746	11.609116	10.82%	861	2007
	10.426077	10.475746	0.48%	1,268	2006
	9.818878	10.426077	6.18%	1,447	2005
	10.000000	9.818878	-1.81%	1,557	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.824272	11.614361	7.30%	0	2007
	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.605099	11.995994	3.37%	155,852	2007
	11.142419	11.605099	4.15%	155,852	2006
	10.994065	11.142419	1.35%	156,992	2005
	10.708779	10.994065	2.66%	156,994	2004
	10.000000	10.708779	7.09%	141,309	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	13.092663	13.595082	3.84%	44,816	2007
	12.308781	13.092663	6.37%	48,107	2006
	12.007837	12.308781	2.51%	52,343	2005
	11.422629	12.007837	5.12%	34,512	2004
	10.000000	11.422629	14.23%	2,629	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.784773	15.323115	3.64%	86,343	2007
	13.533804	14.784773	9.24%	86,837	2006
	13.095335	13.533804	3.35%	87,090	2005
	12.186797	13.095335	7.46%	62,758	2004
	10.000000	12.186797	21.87%	1,561	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	16.900988	17.597773	4.12%	188,610	2007
	15.040415	16.900988	12.37%	195,915	2006
	14.318239	15.040415	5.04%	190,973	2005
	13.020880	14.318239	9.96%	82,943	2004
	10.000000	13.020880	30.21%	139	2003*

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.590551	19.321952	3.93%	147,450	2007
	16.214476	18.590551	14.65%	148,762	2006
	15.313030	16.214476	5.89%	149,153	2005
	13.689404	15.313030	11.86%	91,213	2004
	10.000000	13.689404	36.89%	26,288	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.394589	17.485210	6.65%	7,410	2007
	15.241249	16.394589	7.57%	4,881	2006
	14.174797	15.241249	7.52%	4,953	2005
	12.541472	14.174797	13.02%	3,542	2004
	10.000000	12.541472	25.41%	1,962	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.218377	20.276352	5.51%	4,492	2007
	17.826650	19.218377	7.81%	5,074	2006
	16.209651	17.826650	9.98%	5,178	2005
	14.277420	16.209651	13.53%	4,608	2004
	10.000000	14.277420	42.77%	631	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	10.092529	10.374196	2.79%	38,287	2007
	9.841607	10.092529	2.55%	3,914	2006
	9.770998	9.841607	0.72%	6,917	2005
	9.880078	9.770998	-1.10%	2,777	2004
	10.000000	9.880078	-1.20%	17,741	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.276929	21.435702	0.75%	1,643	2007
	17.718460	21.276929	20.08%	1,643	2006
	16.156405	17.718460	9.67%	1,643	2005
	13.724397	16.156405	17.72%	1,644	2004
	10.000000	13.724397	37.24%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	15.070189	15.181140	0.74%	4,569	2007
	12.549364	15.070189	20.09%	267	2006
	11.441520	12.549364	9.68%	267	2005
	10.000000	11.441520	14.42%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.253267	17.457427	7.41%	207	2007
	16.087013	16.253267	1.03%	208	2006
	15.220250	16.087013	5.69%	0	2005
	13.709636	15.220250	11.20%	0	2004
	10.000000	13.709636	37.10%	0	2003*

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	22.167952	20.172428	-9.00%	1,929	2007
	19.296940	22.167952	14.88%	3,761	2006
	19.137305	19.296940	0.83%	4,036	2005
	16.673885	19.137305	14.77%	4,587	2004
	10.000000	16.673885	66.74%	1,369	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.517363	20.506677	-0.05%	1,898	2007
	18.714350	20.517363	9.63%	1,112	2006
	17.030906	18.714350	9.88%	1,175	2005
	14.615310	17.030906	16.53%	1,204	2004
	10.000000	14.615310	46.15%	302	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.437022	17.395702	5.83%	7,413	2007
	14.774541	16.437022	11.25%	3,784	2006
	14.069386	14.774541	5.01%	4,456	2005
	13.093531	14.069386	7.45%	4,159	2004
	10.000000	13.093531	30.94%	409	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.441771	19.353307	17.71%	730	2007
	15.142573	16.441771	8.58%	766	2006
	15.555628	15.142573	-2.66%	938	2005
	15.242217	15.555628	2.06%	988	2004
	10.000000	15.242217	52.42%	1,223	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.495534	13.520633	17.62%	262	2007
	10.537586	11.495534	9.09%	388	2006
	10.825020	10.537586	-2.66%	451	2005
	10.000000	10.825020	8.25%	481	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.512263	20.976958	19.78%	4,486	2007
	17.941199	17.512263	-2.39%	5,007	2006
	16.372223	17.941199	9.58%	4,928	2005
	14.887980	16.372223	9.97%	4,030	2004
	10.000000	14.887980	48.88%	523	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.038387	17.232540	-4.47%	2,850	2007
	15.911026	18.038387	13.37%	424	2006
	15.601811	15.911026	1.98%	426	2005
	13.583167	15.601811	14.86%	469	2004
	10.000000	13.583167	35.83%	141	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.727753	12.035787	2.63%	12,871	2007
	11.402579	11.727753	2.85%	13,106	2006
	11.374821	11.402579	0.24%	12,524	2005
	10.883959	11.374821	4.51%	12,393	2004
	10.000000	10.883959	8.84%	11,302	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.464505	17.271417	11.68%	5,720	2007
	14.638727	15.464505	5.64%	8,567	2006
	14.229519	14.638727	2.88%	7,896	2005
	13.605001	14.229519	4.59%	7,976	2004
	10.000000	13.605001	36.05%	7,479	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.813778	15.411159	4.03%	4,620	2007
	12.861990	14.813778	15.17%	4,331	2006
	11.495518	12.861990	11.89%	4,630	2005
	10.000000	11.495518	14.96%	5,146	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.665556	23.584582	4.05%	0	2007
	19.685210	22.665556	15.14%	1,934	2006
	17.591871	19.685210	11.90%	1,935	2005
	15.084714	17.591871	16.62%	1,935	2004
	10.000000	15.084714	50.85%	4,314	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.525930	-4.74%	603	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.794853	13.467884	-2.37%	45	2007
	12.873541	13.794853	7.16%	759	2006
	12.864250	12.873541	0.07%	697	2005
	12.060288	12.864250	6.67%	2,670	2004
	10.000000	12.060288	20.60%	2,341	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.340170	16.693442	2.16%	14,338	2007
	14.513743	16.340170	12.58%	11,245	2006
	13.990832	14.513743	3.74%	11,533	2005
	13.066755	13.990832	7.07%	6,606	2004
	10.000000	13.066755	30.67%	6,160	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.317808	20.619456	-3.28%	2,272	2007
	18.951604	21.317808	12.49%	2,181	2006
	17.607016	18.951604	7.64%	772	2005
	15.059532	17.607016	16.92%	833	2004
	10.000000	15.059532	50.60%	762	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.697055	14.467322	-7.83%	188	2007
	13.803856	15.697055	13.72%	322	2006
	13.371334	13.803856	3.23%	322	2005
	12.267172	13.371334	9.00%	134	2004
	10.000000	12.267172	22.67%	134	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.865381	21.116266	6.30%	0	2007
	15.854247	19.865381	25.30%	0	2006
	14.403520	15.854247	10.07%	0	2005
	12.635959	14.403520	13.99%	0	2004
	10.000000	12.635959	26.36%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.933390	13.386660	3.50%	0	2007
	12.503574	12.933390	3.44%	136	2006
	12.058562	12.503574	3.69%	136	2005
	11.703107	12.058562	3.04%	136	2004
	10.000000	11.703107	17.03%	136	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.982837	13.221922	10.34%	1,305	2007
	11.172057	11.982837	7.26%	0	2006
	10.000000	11.172057	11.72%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.224927	12.354713	1.06%	3,725	2007
	10.502507	12.224927	16.40%	3,725	2006
	10.000000	10.502507	5.03%	3,725	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.205210	10.533570	3.22%	2,271	2007
	9.999770	10.205210	2.05%	2,277	2006
	10.000000	9.999770	0.00%	790	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.667339	11.009612	3.21%	4,065	2007
	10.499491	10.667339	1.60%	99	2006
	10.297210	10.499491	1.96%	100	2005
	10.085843	10.297210	2.10%	100	2004
	10.000000	10.085843	0.86%	101	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.185813	16.891896	4.36%	849	2007
	14.889797	16.185813	8.70%	891	2006
	13.534807	14.889797	10.01%	1,102	2005
	12.533652	13.534807	7.99%	1,162	2004
	10.000000	12.533652	25.34%	1,466	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.786328	22.547541	-18.85%	5,194	2007
	20.573065	27.786328	35.06%	6,445	2006
	17.961520	20.573065	14.54%	5,662	2005
	13.455563	17.961520	33.49%	6,221	2004
	10.000000	13.455563	34.56%	259	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.416706	17.308109	-0.62%	5,887	2007
	15.726871	17.416706	10.74%	6,002	2006
	15.212974	15.726871	3.38%	5,570	2005
	13.998255	15.212974	8.68%	3,696	2004
	10.000000	13.998255	39.98%	433	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.351080	16.815938	9.54%	405	2007
	14.761321	15.351080	4.00%	361	2006
	13.864661	14.761321	6.47%	960	2005
	13.298233	13.864661	4.26%	132	2004
	10.000000	13.298233	32.98%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.183735	20.791514	8.38%	6,384	2007
	16.828506	19.183735	14.00%	7,194	2006
	15.706782	16.828506	7.14%	2,917	2005
	13.897124	15.706782	13.02%	1,274	2004
	10.000000	13.897124	38.97%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.474675	17.964756	2.80%	300	2007
	15.233868	17.474675	14.71%	299	2006
	14.853284	15.233868	2.56%	521	2005
	13.620181	14.853284	9.05%	1,825	2004
	10.000000	13.620181	36.20%	236	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.123674	20.030494	-0.46%	0	2007
	17.970616	20.123674	11.98%	0	2006
	17.187195	17.970616	4.56%	0	2005
	14.720983	17.187195	16.75%	188	2004
	10.000000	14.720983	47.21%	244	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.363685	16.949441	-2.39%	0	2007
	15.159191	17.363685	14.54%	0	2006
	14.791613	15.159191	2.49%	0	2005
	13.400667	14.791613	10.38%	35	2004
	10.000000	13.400667	34.01%	992	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.723696	22.801982	15.61%	0	2007
	16.125002	19.723696	22.32%	0	2006
	14.539160	16.125002	10.91%	0	2005
	12.919416	14.539160	12.54%	0	2004
	10.000000	12.919416	29.19%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.208555	17.579491	15.59%	0	2007
	12.421583	15.208555	22.44%	0	2006
	11.213158	12.421583	10.78%	0	2005
	10.000000	11.213158	12.13%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.156741	12.585912	-4.34%	11,641	2007
	11.160354	13.156741	17.89%	7,584	2006
	10.000000	11.160354	11.60%	4,138	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.325293	15.786955	18.47%	3,849	2007
	14.066272	13.325293	-5.27%	3,907	2006
	14.067415	14.066272	-0.01%	4,656	2005
	12.973288	14.067415	8.43%	1,410	2004
	10.000000	12.973288	29.73%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.081962	16.786241	-7.17%	17,133	2007
	15.566348	18.081962	16.16%	22,189	2006
	15.140056	15.566348	2.82%	20,167	2005
	13.524142	15.140056	11.95%	13,313	2004
	10.000000	13.524142	35.24%	3,366	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.071404	16.513259	36.80%	20,407	2007
	11.307314	12.071404	6.76%	4,489	2006
	10.000000	11.307314	13.07%	152	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.657116	11.440148	7.35%	17,004	2007
	10.698655	10.657116	-0.39%	8,236	2006
	10.742961	10.698655	-0.41%	17,427	2005
	10.354917	10.742961	3.75%	8,259	2004
	10.000000	10.354917	3.55%	927	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.435589	19.903666	-2.60%	0	2007
	18.215806	20.435589	12.19%	0	2006
	17.323874	18.215806	5.15%	0	2005
	14.495863	17.323874	19.51%	0	2004
	10.000000	14.495863	44.96%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.574042	17.060175	2.93%	23,243	2007
	14.671716	16.574042	12.97%	24,285	2006
	14.327417	14.671716	2.40%	20,214	2005
	13.241492	14.327417	8.20%	4,097	2004
	10.000000	13.241492	32.41%	1,634	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.078643	15.795961	4.76%	2,238	2007
	13.232899	15.078643	13.95%	5,765	2006
	12.961593	13.232899	2.09%	5,730	2005
	12.614318	12.961593	2.75%	666	2004
	10.000000	12.614318	26.14%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.696762	13.653059	-13.02%	0	2007
	15.463665	15.696762	1.51%	0	2006
	14.940160	15.463665	3.50%	0	2005
	13.721639	14.940160	8.88%	0	2004
	10.000000	13.721639	37.22%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.700184	14.757938	-11.63%	1,280	2007
	14.621116	16.700184	14.22%	1,280	2006
	14.231345	14.621116	2.74%	1,281	2005
	13.254962	14.231345	7.37%	1,282	2004
	10.000000	13.254962	32.55%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.342410	16.491882	7.49%	0	2007
	13.513893	15.342410	13.53%	0	2006
	13.552134	13.513893	-0.28%	105	2005
	12.904162	13.552134	5.02%	0	2004
	10.000000	12.904162	29.04%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.260428	9.909861	-3.42%	0	2007
	10.000000	10.260428	2.60%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.430737	10.751903	3.08%	24,132	2007
	10.236368	10.430737	1.90%	22,914	2006
	10.337354	10.236368	-0.98%	23,695	2005
	10.204194	10.337354	1.30%	10,853	2004
	10.000000	10.204194	2.04%	1,705	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.786228	21.604860	15.00%	52,676	2007
	17.193267	18.786228	9.27%	42,460	2006
	15.031767	17.193267	14.38%	35,432	2005
	13.312564	15.031767	12.91%	8,215	2004
	10.000000	13.312564	33.13%	3,148	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.253319	21.779859	42.79%	1,047	2007
	13.339408	15.253319	14.35%	741	2006
	10.000000	13.339408	33.39%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.126350	17.997091	-0.71%	29,972	2007
	15.413918	18.126350	17.60%	21,385	2006
	14.890118	15.413918	3.52%	14,139	2005
	13.652543	14.890118	9.06%	9,945	2004
	10.000000	13.652543	36.53%	2,202	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.449951	12.170952	6.30%	29,895	2007
	10.656145	11.449951	7.45%	30,376	2006
	10.000000	10.656145	6.56%	17,928	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.006703	12.944625	7.81%	141,761	2007
	10.961738	12.006703	9.53%	142,905	2006
	10.000000	10.961738	9.62%	96,263	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.367469	13.468509	8.90%	43,739	2007
	11.169149	12.367469	10.73%	42,397	2006
	10.000000	11.169149	11.69%	6,123	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.077970	18.723429	24.18%	32,466	2007
	14.428718	15.077970	4.50%	7,903	2006
	13.947355	14.428718	3.45%	6,688	2005
	13.794032	13.947355	1.11%	6,692	2004
	10.000000	13.794032	37.94%	1,076	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.695648	10.914247	2.04%	201,317	2007
	10.474496	10.695648	2.11%	95,073	2006
	10.483602	10.474496	-0.09%	24,451	2005
	10.262112	10.483602	2.16%	4,770	2004
	10.000000	10.262112	2.62%	640	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.260345	25.171396	13.08%	27,970	2007
	20.196810	22.260345	10.22%	27,893	2006
	17.452852	20.196810	15.72%	24,246	2005
	14.279064	17.452852	22.23%	4,365	2004
	10.000000	14.279064	42.79%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.019372	25.269098	14.76%	0	2007
	19.067291	22.019372	15.48%	0	2006
	16.370488	19.067291	16.47%	348	2005
	14.734289	16.370488	11.10%	349	2004
	10.000000	14.734289	47.34%	138	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.780294	16.962678	14.77%	1,167	2007
	12.794338	14.780294	15.52%	3,847	2006
	10.988531	12.794338	16.43%	3,736	2005
	10.000000	10.988531	9.89%	941	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.133526	21.846573	3.37%	3,193	2007
	18.578540	21.133526	13.75%	8,428	2006
	18.498039	18.578540	0.44%	9,533	2005
	16.572366	18.498039	11.62%	9,532	2004
	10.000000	16.572366	65.72%	822	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.070887	11.261623	1.72%	25,291	2007
	10.000000	11.070887	10.71%	1,266	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.636787	15.872203	-4.60%	15,543	2007
	14.486224	16.636787	14.85%	15,640	2006
	14.284062	14.486224	1.42%	18,654	2005
	13.124559	14.284062	8.83%	15,273	2004
	10.000000	13.124559	31.25%	1,397	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.293406	20.379018	-4.29%	463	2007
	18.563394	21.293406	14.71%	0	2006
	17.405526	18.563394	6.65%	0	2005
	14.345083	17.405526	21.33%	7,083	2004
	10.000000	14.345083	43.45%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.883394	20.040896	26.18%	6,144	2007
	12.638452	15.883394	25.68%	762	2006
	10.000000	12.638452	26.38%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.494837	23.198948	13.19%	0	2007
	17.210388	20.494837	19.08%	0	2006
	15.931585	17.210388	8.03%	0	2005
	13.708346	15.931585	16.22%	3,808	2004
	10.000000	13.708346	37.08%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.758392	16.704028	13.18%	90,948	2007
	12.391616	14.758392	19.10%	55,251	2006
	11.474649	12.391616	7.99%	11,421	2005
	10.000000	11.474649	14.75%	6,608	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.791538	11.747267	8.86%	0	2007
	9.752951	10.791538	10.65%	0	2006
	10.000000	9.752951	-2.47%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.937940	15.070472	8.13%	14	2007
	12.873580	13.937940	8.27%	108	2006
	12.194655	12.873580	5.57%	108	2005
	11.484704	12.194655	6.18%	584	2004
	10.000000	11.484704	14.85%	268	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.958344	22.716955	33.96%	1,312	2007
	15.849789	16.958344	6.99%	3,618	2006
	14.360798	15.849789	10.37%	660	2005
	12.415484	14.360798	15.67%	730	2004
	10.000000	12.415484	24.15%	237	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.542495	16.518821	8.62%	0	2007
	15.208589	16.542495	8.77%	0	2006
	13.984139	15.208589	8.76%	0	2005
	12.141666	13.984139	15.17%	0	2004
	10.000000	12.141666	21.42%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.120689	31.046642	43.78%	0	2007
	21.593269	31.120689	44.12%	0	2006
	16.690295	21.593269	29.38%	0	2005
	14.342071	16.690295	16.37%	0	2004
	10.000000	14.342071	43.42%	985	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.130702	26.532446	25.56%	13,002	2007
	14.689923	21.130702	43.84%	15,327	2006
	11.347757	14.689923	29.45%	662	2005
	10.000000	11.347757	13.48%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.065578	10.339136	2.72%	175,388	2007
	9.851254	10.065578	2.18%	75,629	2006
	9.903697	9.851254	-0.53%	2,443	2005
	10.022565	9.903697	-1.19%	635	2004
	10.000000	10.022565	0.23%	8,357	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.446858	15.725168	8.85%	1,286	2007
	13.730460	14.446858	5.22%	1,285	2006
	13.434891	13.730460	2.20%	1,629	2005
	12.572420	13.434891	6.86%	1,112	2004
	10.000000	12.572420	25.72%	156	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.139026	19.133862	5.48%	19,053	2007
	15.350871	18.139026	18.16%	29,368	2006
	14.704343	15.350871	4.40%	23,278	2005
	13.060441	14.704343	12.59%	2,913	2004
	10.000000	13.060441	30.60%	152	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.425324	15.200728	-1.46%	0	2007
	14.946321	15.425324	3.20%	0	2006
	14.813472	14.946321	0.90%	0	2005
	13.504135	14.813472	9.70%	0	2004
	10.000000	13.504135	35.04%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.039762	14.206802	1.19%	138,620	2007
	11.598000	14.039762	21.05%	111,118	2006
	10.000000	11.598000	15.98%	18,143	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.777348	21.297864	19.80%	1,914	2007
	15.838131	17.777348	12.24%	0	2006
	14.240445	15.838131	11.22%	0	2005
	12.516675	14.240445	13.77%	71	2004
	10.000000	12.516675	25.17%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.521278	12.650574	1.03%	11,597	2007
	11.510881	12.521278	8.78%	3,381	2006
	10.000000	11.510881	15.11%	2,548	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.847072	16.719252	5.50%	190,120	2007
	14.213670	15.847072	11.49%	129,598	2006
	13.565311	14.213670	4.78%	23,159	2005
	12.213171	13.565311	11.07%	9,844	2004
	10.000000	12.213171	22.13%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.420045	10.843154	4.06%	82,149	2007
	10.000000	10.420045	4.20%	30,484	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.402195	10.502388	0.96%	33,449	2007
	10.000000	10.402195	4.02%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.701461	11.998783	12.12%	1,353	2007
	10.000000	10.701461	7.01%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.229939	11.222723	9.70%	45,840	2007
	10.000000	10.229939	2.30%	29,708	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.762924	-2.37%	33,065	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.966646	14.122069	1.11%	0	2007
	12.878087	13.966646	8.45%	0	2006
	12.828129	12.878087	0.39%	0	2005
	11.883363	12.828129	7.95%	236	2004
	10.000000	11.883363	18.83%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.283062	11.412324	1.15%	0	2007
	10.404099	11.283062	8.45%	0	2006
	10.000000	10.404099	4.04%	3,478	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	34.059656	48.482892	42.35%	290	2007
	25.481383	34.059656	33.66%	291	2006
	19.637463	25.481383	29.76%	291	2005
	16.629376	19.637463	18.09%	3,623	2004
	10.000000	16.629376	66.29%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.359741	29.033083	42.60%	5,103	2007
	15.205039	20.359741	33.90%	5,817	2006
	11.703984	15.205039	29.91%	2,323	2005
	10.000000	11.703984	17.04%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.069553	25.977448	17.71%	0	2007
	16.389189	22.069553	34.66%	0	2006
	15.740266	16.389189	4.12%	0	2005
	12.390753	15.740266	27.03%	0	2004
	10.000000	12.390753	23.91%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.495625	20.776820	-3.34%	0	2007
	18.255387	21.495625	17.75%	0	2006
	16.804750	18.255387	8.63%	0	2005
	14.192104	16.804750	18.41%	0	2004
	10.000000	14.192104	41.92%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.414910	10.941692	5.06%	193,230	2007
	10.278047	10.414910	1.33%	100,222	2006
	10.150616	10.278047	1.26%	37,967	2005
	10.025426	10.150616	1.25%	5,152	2004
	10.000000	10.025426	0.25%	710	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.501858	17.162259	10.71%	0	2007
	15.433728	15.501858	0.44%	0	2006
	14.548608	15.433728	6.08%	0	2005
	13.794368	14.548608	5.47%	0	2004
	10.000000	13.794368	37.94%	0	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.461567	11.587466	10.76%	0	2007
	10.417260	10.461567	0.43%	0	2006
	9.815556	10.417260	6.13%	0	2005
	10.000000	9.815556	-1.84%	0	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.820602	11.604467	7.24%	169	2007
	10.000000	10.820602	8.21%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.582248	11.966235	3.32%	9,168	2007
	11.126126	11.582248	4.10%	15,683	2006
	10.983569	11.126126	1.30%	26,051	2005
	10.704003	10.983569	2.61%	1,455	2004
	10.000000	10.704003	7.04%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	13.066840	13.561316	3.78%	136,760	2007
	12.290759	13.066840	6.31%	141,640	2006
	11.996352	12.290759	2.45%	128,262	2005
	11.417528	11.996352	5.07%	45,475	2004
	10.000000	11.417528	14.18%	97	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.755622	15.285064	3.59%	734,429	2007
	13.513991	14.755622	9.19%	560,914	2006
	13.082811	13.513991	3.30%	420,898	2005
	12.181349	13.082811	7.40%	108,935	2004
	10.000000	12.181349	21.81%	20,737	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	16.867668	17.554065	4.07%	1,436,381	2007
	15.018394	16.867668	12.31%	1,294,599	2006
	14.304552	15.018394	4.99%	967,044	2005
	13.015066	14.304552	9.91%	332,985	2004
	10.000000	13.015066	30.15%	17,912	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.553909	19.273993	3.88%	509,009	2007
	16.190743	18.553909	14.60%	537,916	2006
	15.298388	16.190743	5.83%	532,002	2005
	13.683298	15.298388	11.80%	107,939	2004
	10.000000	13.683298	36.83%	12,635	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.364026	17.443661	6.60%	114,531	2007
	15.220574	16.364026	7.51%	60,695	2006
	14.162771	15.220574	7.47%	18,179	2005
	12.537202	14.162771	12.97%	996	2004
	10.000000	12.537202	25.37%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.180528	20.226044	5.45%	10,574	2007
	17.800600	19.180528	7.75%	17,127	2006
	16.194190	17.800600	9.92%	17,556	2005
	14.271063	16.194190	13.48%	11,040	2004
	10.000000	14.271063	42.71%	2,519	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	10.072432	10.348233	2.74%	74,985	2007
	9.827008	10.072432	2.50%	34,701	2006
	9.761463	9.827008	0.67%	34,072	2005
	9.875470	9.761463	-1.15%	49,190	2004
	10.000000	9.875470	-1.25%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.237273	21.384785	0.69%	0	2007
	17.694429	21.237273	20.02%	0	2006
	16.142684	17.694429	9.61%	214	2005
	13.719727	16.142684	17.66%	214	2004
	10.000000	13.719727	37.20%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	15.049828	15.152857	0.68%	99,649	2007
	12.538773	15.049828	20.03%	56,101	2006
	11.437668	12.538773	9.63%	12,196	2005
	10.000000	11.437668	14.38%	0	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.221203	17.414054	7.35%	149	2007
	16.063452	16.221203	0.98%	13	2006
	15.205697	16.063452	5.64%	0	2005
	13.703517	15.205697	10.96%	8,914	2004
	10.000000	13.703517	37.04%	925	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	22.124258	20.122351	-9.05%	2,380	2007
	19.268704	22.124258	14.82%	7,618	2006
	19.119017	19.268704	0.78%	8,634	2005
	16.666453	19.119017	14.72%	8,912	2004
	10.000000	16.666453	66.66%	6,390	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.476947	20.455785	-0.10%	11,905	2007
	18.686979	20.476947	9.58%	17,664	2006
	17.014645	18.686979	9.83%	5,568	2005
	14.608788	17.014645	16.47%	698	2004
	10.000000	14.608788	46.09%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.404635	17.352525	5.78%	159,985	2007
	14.752925	16.404635	11.20%	110,248	2006
	14.055950	14.752925	4.96%	27,416	2005
	13.087692	14.055950	7.40%	7,901	2004
	10.000000	13.087692	30.88%	5,970	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.409409	19.305313	17.65%	339	2007
	15.120449	16.409409	8.52%	340	2006
	15.540781	15.120449	-2.70%	340	2005
	15.235433	15.540781	2.00%	340	2004
	10.000000	15.235433	52.35%	0	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.479982	13.495427	17.56%	0	2007
	10.528683	11.479982	9.04%	0	2006
	10.821368	10.528683	-2.70%	0	2005
	10.000000	10.821368	8.21%	2,372	2004

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.477758	20.924907	19.72%	13,046	2007
	17.914949	17.477758	-2.44%	2,621	2006
	16.356587	17.914949	9.53%	3,540	2005
	14.881339	16.356587	9.91%	1,289	2004
	10.000000	14.881339	48.81%	1,686	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.002842	17.189769	-4.52%	94,666	2007
	15.887753	18.002842	13.31%	76,536	2006
	15.586906	15.887753	1.93%	20,463	2005
	13.577106	15.586906	14.80%	6,795	2004
	10.000000	13.577106	35.77%	5,454	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.704613	12.005886	2.57%	3,715	2007
	11.385869	11.704613	2.80%	569	2006
	11.363940	11.385869	0.19%	515	2005
	10.879096	11.363940	4.46%	469	2004
	10.000000	10.879096	8.79%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.434015	17.228540	11.63%	6,849	2007
	14.617296	15.434015	5.59%	24,556	2006
	14.215918	14.617296	2.82%	23,179	2005
	13.598930	14.215918	4.54%	5,606	2004
	10.000000	13.598930	35.99%	2,891	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.793739	15.382422	3.98%	311	2007
	12.851121	14.793739	15.12%	348	2006
	11.491649	12.851121	11.83%	559	2005
	10.000000	11.491649	14.92%	333	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.620904	23.526051	4.00%	44	2007
	19.656415	22.620904	15.08%	60	2006
	17.575066	19.656415	11.84%	89	2005
	15.077980	17.575066	16.56%	122	2004
	10.000000	15.077980	50.78%	1,550	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.522694	-4.77%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.767676	13.434470	-2.42%	65	2007
	12.854710	13.767676	7.10%	112	2006
	12.851964	12.854710	0.02%	112	2005
	12.054908	12.851964	6.61%	113	2004
	10.000000	12.054908	20.55%	47	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.307973	16.652019	2.11%	138,032	2007
	14.492509	16.307973	12.53%	113,309	2006
	13.977468	14.492509	3.68%	20,989	2005
	13.060920	13.977468	7.02%	264	2004
	10.000000	13.060920	30.61%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.275840	20.568311	-3.33%	29,357	2007
	18.923917	21.275840	12.43%	19,960	2006
	17.590220	18.923917	7.58%	2,767	2005
	15.052827	17.590220	16.86%	221	2004
	10.000000	15.052827	50.53%	274	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.667777	14.432931	-7.88%	125	2007
	13.785121	15.667777	13.66%	126	2006
	13.359972	13.785121	3.18%	126	2005
	12.262996	13.359972	8.95%	126	2004
	10.000000	12.262996	22.63%	160	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.828334	21.066102	6.24%	0	2007
	15.832728	19.828334	25.24%	0	2006
	14.391285	15.832728	10.02%	0	2005
	12.631654	14.391285	13.93%	0	2004
	10.000000	12.631654	26.32%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.909247	13.354829	3.45%	0	2007
	12.486580	12.909247	3.38%	0	2006
	12.048297	12.486580	3.64%	0	2005
	11.699112	12.048297	2.98%	0	2004
	10.000000	11.699112	16.99%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.972698	13.203974	10.28%	64,937	2007
	11.168283	11.972698	7.20%	3,287	2006
	10.000000	11.168283	11.68%	2,664	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.214584	12.337930	1.01%	15,842	2007
	10.498960	12.214584	16.34%	16,796	2006
	10.000000	10.498960	4.99%	4,954	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.196576	10.519264	3.16%	6,933	2007
	9.996390	10.196576	2.00%	4,307	2006
	10.000000	9.996390	-0.04%	385	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.647467	10.983472	3.16%	145,045	2007
	10.485262	10.647467	1.55%	78,074	2006
	10.288472	10.485262	1.91%	29,410	2005
	10.082409	10.288472	2.04%	1,616	2004
	10.000000	10.082409	0.82%	324	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.152914	16.848924	4.31%	0	2007
	14.867089	16.152914	8.65%	0	2006
	13.521031	14.867089	9.96%	0	2005
	12.527281	13.521031	7.93%	0	2004
	10.000000	12.527281	25.27%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.729884	22.490192	-18.90%	691	2007
	20.541698	27.729884	34.99%	5,965	2006
	17.943250	20.541698	14.48%	7,017	2005
	13.448721	17.943250	33.42%	7,703	2004
	10.000000	13.448721	34.49%	0	2003*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.382365	17.265128	-0.67%	9,199	2007
	15.703835	17.382365	10.69%	9,207	2006
	15.198423	15.703835	3.33%	8,911	2005
	13.992000	15.198423	8.62%	1,194	2004
	10.000000	13.992000	39.92%	177	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.320803	16.774181	9.49%	7,515	2007
	14.739705	15.320803	3.94%	6,968	2006
	13.851398	14.739705	6.41%	3,457	2005
	13.292300	13.851398	4.21%	908	2004
	10.000000	13.292300	32.92%	432	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.145913	20.739885	8.33%	1,574	2007
	16.803873	19.145913	13.94%	1,596	2006
	15.691767	16.803873	7.09%	908	2005
	13.890922	15.691767	12.96%	234	2004
	10.000000	13.890922	38.91%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.440215	17.920145	2.75%	1,200	2007
	15.211551	17.440215	14.65%	1,248	2006
	14.839080	15.211551	2.51%	1,267	2005
	13.614096	14.839080	9.00%	1,266	2004
	10.000000	13.614096	36.14%	1,117	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.083994	19.980747	-0.51%	0	2007
	17.944309	20.083994	11.92%	0	2006
	17.170760	17.944309	4.51%	0	2005
	14.714406	17.170760	16.69%	0	2004
	10.000000	14.714406	47.14%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.329481	16.907376	-2.44%	237	2007
	15.137022	17.329481	14.48%	304	2006
	14.777488	15.137022	2.43%	322	2005
	13.394694	14.777488	10.32%	329	2004
	10.000000	13.394694	33.95%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.684809	22.745360	15.55%	0	2007
	16.101391	19.684809	22.26%	0	2006
	14.525256	16.101391	10.85%	0	2005
	12.913650	14.525256	12.48%	0	2004
	10.000000	12.913650	29.14%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.187963	17.546696	15.53%	77	2007
	12.411076	15.187963	22.37%	0	2006
	11.209371	12.411076	10.72%	0	2005
	10.000000	11.209371	12.09%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.145612	12.568812	-4.39%	7,241	2007
	11.156580	13.145612	17.83%	3,250	2006
	10.000000	11.156580	11.57%	2,107	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.298995	15.747725	18.41%	3,871	2007
	14.045660	13.298995	-5.32%	3,884	2006
	14.053952	14.045660	-0.06%	3,470	2005
	12.967491	14.053952	8.38%	0	2004
	10.000000	12.967491	29.67%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.046287	16.744522	-7.21%	10,333	2007
	15.543549	18.046287	16.10%	12,493	2006
	15.125572	15.543549	2.76%	12,223	2005
	13.518096	15.125572	11.89%	6,800	2004
	10.000000	13.518096	35.18%	560	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.061190	16.490837	36.73%	9,308	2007
	11.303491	12.061190	6.70%	4,948	2006
	10.000000	11.303491	13.03%	874	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.635425	11.411009	7.29%	4,584	2007
	10.682311	10.635425	-0.44%	13,829	2006
	10.732007	10.682311	-0.46%	4,868	2005
	10.349636	10.732007	3.69%	1,092	2004
	10.000000	10.349636	3.50%	752	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.395311	19.854246	-2.65%	0	2007
	18.189148	20.395311	12.13%	0	2006
	17.307319	18.189148	5.10%	0	2005
	14.489397	17.307319	19.45%	0	2004
	10.000000	14.489397	44.89%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.541374	17.017813	2.88%	8,029	2007
	14.650249	16.541374	12.91%	8,342	2006
	14.313731	14.650249	2.35%	7,301	2005
	13.235593	14.313731	8.15%	417	2004
	10.000000	13.235593	32.36%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.048908	15.756723	4.70%	3,143	2007
	13.213518	15.048908	13.89%	3,145	2006
	12.949201	13.213518	2.04%	2,837	2005
	12.608682	12.949201	2.70%	460	2004
	10.000000	12.608682	26.09%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.665831	13.619162	-13.06%	0	2007
	15.441047	15.665831	1.46%	0	2006
	14.925899	15.441047	3.45%	0	2005
	13.715524	14.925899	8.82%	0	2004
	10.000000	13.715524	37.16%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.667239	14.721274	-11.68%	0	2007
	14.599699	16.667239	14.16%	0	2006
	14.217726	14.599699	2.69%	0	2005
	13.249039	14.217726	7.31%	0	2004
	10.000000	13.249039	32.49%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.312158	16.450925	7.44%	75	2007
	13.494105	15.312158	13.47%	104	2006
	13.539186	13.494105	-0.33%	107	2005
	12.898411	13.539186	4.97%	106	2004
	10.000000	12.898411	28.98%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.256965	9.901435	-3.47%	51	2007
	10.000000	10.256965	2.57%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.410154	10.725195	3.03%	4,160	2007
	10.221367	10.410154	1.85%	4,935	2006
	10.327466	10.221367	-1.03%	2,398	2005
	10.199626	10.327466	1.25%	571	2004
	10.000000	10.199626	2.00%	546	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.749174	21.551199	14.94%	42,216	2007
	17.168092	18.749174	9.21%	40,302	2006
	15.017388	17.168092	14.32%	19,579	2005
	13.306622	15.017388	12.86%	3,719	2004
	10.000000	13.306622	33.07%	184	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.240404	21.750264	42.71%	2,856	2007
	13.334901	15.240404	14.29%	3,310	2006
	10.000000	13.334901	33.35%	2,137	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.090595	17.952378	-0.76%	27,352	2007
	15.391340	18.090595	17.54%	26,813	2006
	14.875872	15.391340	3.47%	21,560	2005
	13.646439	14.875872	9.01%	7,537	2004
	10.000000	13.646439	36.46%	702	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.440257	12.154417	6.24%	89,016	2007
	10.652543	11.440257	7.39%	76,339	2006
	10.000000	10.652543	6.53%	5,832	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.996552	12.927048	7.76%	56,881	2007
	10.958037	11.996552	9.48%	59,824	2006
	10.000000	10.958037	9.58%	55,336	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.356992	13.450189	8.85%	5,525	2007
	11.165376	12.356992	10.67%	5,527	2006
	10.000000	11.165376	11.65%	498	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.048226	18.676923	24.11%	5,484	2007
	14.407585	15.048226	4.45%	3,424	2006
	13.934014	14.407585	3.40%	4,137	2005
	13.787874	13.934014	1.06%	2,605	2004
	10.000000	13.787874	37.88%	498	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.674560	10.887139	1.99%	317,249	2007
	10.459156	10.674560	2.06%	179,075	2006
	10.473565	10.459156	-0.14%	44,101	2005
	10.257524	10.473565	2.11%	2,225	2004
	10.000000	10.257524	2.58%	1,090	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.216447	25.108879	13.02%	17,923	2007
	20.167250	22.216447	10.16%	15,979	2006
	17.436169	20.167250	15.66%	11,877	2005
	14.272687	17.436169	22.16%	2,642	2004
	10.000000	14.272687	42.73%	706	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.975993	25.206389	14.70%	0	2007
	19.039399	21.975993	15.42%	0	2006
	16.354848	19.039399	16.41%	0	2005
	14.727704	16.354848	11.05%	0	2004
	10.000000	14.727704	47.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.760267	16.931002	14.71%	959	2007
	12.783502	14.760267	15.46%	790	2006
	10.984823	12.783502	16.37%	759	2005
	10.000000	10.984823	9.85%	751	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.091888	21.792351	3.32%	2,260	2007
	18.551354	21.091888	13.69%	3,270	2006
	18.480368	18.551354	0.38%	3,676	2005
	16.564974	18.480368	11.56%	1,522	2004
	10.000000	16.564974	65.65%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.067139	11.252036	1.67%	15,654	2007
	10.000000	11.067139	10.67%	8,432	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.603985	15.832786	-4.64%	9,999	2007
	14.465009	16.603985	14.79%	16,692	2006
	14.270396	14.465009	1.36%	12,196	2005
	13.118697	14.270396	8.78%	4,760	2004
	10.000000	13.118697	31.19%	533	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.251414	20.328398	-4.34%	2,001	2007
	18.536218	21.251414	14.65%	6,538	2006
	17.388881	18.536218	6.60%	1,824	2005
	14.338680	17.388881	21.27%	477	2004
	10.000000	14.338680	43.39%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.869953	20.013666	26.11%	0	2007
	12.634183	15.869953	25.61%	142	2006
	10.000000	12.634183	26.34%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.454471	23.141396	13.14%	0	2007
	17.185226	20.454471	19.02%	0	2006
	15.916376	17.185226	7.97%	0	2005
	13.702237	15.916376	16.16%	0	2004
	10.000000	13.702237	37.02%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.738430	16.672885	13.13%	76,998	2007
	12.381147	14.738430	19.04%	65,168	2006
	11.470781	12.381147	7.94%	17,846	2005
	10.000000	11.470781	14.71%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.782410	11.731306	8.80%	111	2007
	9.749654	10.782410	10.59%	0	2006
	10.000000	9.749654	-2.50%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.910453	15.033046	8.07%	354	2007
	12.854723	13.910453	8.21%	361	2006
	12.182985	12.854723	5.51%	360	2005
	11.479571	12.182985	6.13%	358	2004
	10.000000	11.479571	14.80%	495	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.924911	22.660553	33.89%	239	2007
	15.826592	16.924911	6.94%	0	2006
	14.347068	15.826592	10.31%	0	2005
	12.409946	14.347068	15.61%	0	2004
	10.000000	12.409946	24.10%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.487973	17.147231	4.00%	1,335	2007
	15.187919	16.487973	8.56%	1,105	2006
	13.972243	15.187919	8.70%	1,117	2005
	12.137534	13.972243	15.12%	1,186	2004
	10.000000	12.137534	21.38%	1,247	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.059367	30.985466	43.71%	0	2007
	21.561672	31.059367	44.05%	0	2006
	16.674337	21.561672	29.31%	0	2005
	14.335673	16.674337	16.31%	0	2004
	10.000000	14.335673	43.36%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.102106	26.482945	25.50%	7,942	2007
	14.677503	21.102106	43.77%	25,599	2006
	11.343922	14.677503	29.39%	0	2005
	10.000000	11.343922	13.44%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.045719	10.313447	2.67%	312,944	2007
	9.836823	10.045719	2.12%	188,847	2006
	9.894218	9.836823	-0.58%	2,408	2005
	10.018073	9.894218	-1.24%	494	2004
	10.000000	10.018073	0.18%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.418372	15.686120	8.79%	4,331	2007
	13.710361	14.418372	5.16%	4,342	2006
	13.422048	13.710361	2.15%	4,147	2005
	12.566816	13.422048	6.81%	0	2004
	10.000000	12.566816	25.67%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.103254	19.086329	5.43%	9,974	2007
	15.328391	18.103254	18.10%	7,491	2006
	14.690284	15.328391	4.34%	4,345	2005
	13.054616	14.690284	12.53%	652	2004
	10.000000	13.054616	30.55%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.394913	15.162984	-1.51%	1,362	2007
	14.924447	15.394913	3.15%	1,362	2006
	14.799321	14.924447	0.85%	1,362	2005
	13.498105	14.799321	9.64%	250	2004
	10.000000	13.498105	34.98%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.027901	14.187518	1.14%	146,428	2007
	11.594091	14.027901	20.99%	124,954	2006
	10.000000	11.594091	15.94%	23,881	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.741203	21.243665	19.74%	0	2007
	15.813964	17.741203	12.19%	0	2006
	14.225949	15.813964	11.16%	0	2005
	12.510308	14.225949	13.71%	0	2004
	10.000000	12.510308	25.10%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.510678	12.633385	0.98%	4,805	2007
	11.506997	12.510678	8.72%	3,822	2006
	10.000000	11.506997	15.07%	3,390	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.817494	16.679488	5.45%	229,817	2007
	14.194362	15.817494	11.44%	174,635	2006
	13.553780	14.194362	4.73%	40,458	2005
	12.209006	13.553780	11.01%	932	2004
	10.000000	12.209006	22.09%	961	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.416519	10.833923	4.01%	37,407	2007
	10.000000	10.416519	4.17%	28,976	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.398680	10.493465	0.91%	9,341	2007
	10.000000	10.398680	3.99%	766	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.697846	11.988593	12.07%	1,020	2007
	10.000000	10.697846	6.98%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.226475	11.213159	9.65%	19,891	2007
	10.000000	10.226475	2.26%	15,971	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.759595	-2.40%	5,396	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.939108	14.086994	1.06%	0	2007
	12.859225	13.939108	8.40%	0	2006
	12.815853	12.859225	0.34%	67	2005
	11.878062	12.815853	7.90%	0	2004
	10.000000	11.878062	18.78%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.273516	11.396831	1.09%	110	2007
	10.400579	11.273516	8.39%	93	2006
	10.000000	10.400579	4.01%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	33.992546	48.362585	42.27%	0	2007
	25.444107	33.992546	33.60%	0	2006
	19.618701	25.444107	29.69%	0	2005
	16.621951	19.618701	18.03%	0	2004
	10.000000	16.621951	66.22%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.332185	28.978949	42.53%	1,613	2007
	15.192178	20.332185	33.83%	1,983	2006
	11.700031	15.192178	29.85%	1,794	2005
	10.000000	11.700031	17.00%	92	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.026038	25.912940	17.65%	0	2007
	16.365182	22.026038	34.59%	0	2006
	15.725198	16.365182	4.07%	0	2005
	12.385201	15.725198	26.97%	0	2004
	10.000000	12.385201	23.85%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.453246	20.725217	-3.39%	0	2007
	18.228665	21.453246	17.69%	0	2006
	16.788685	18.228665	8.58%	0	2005
	14.185775	16.788685	18.35%	0	2004
	10.000000	14.185775	41.86%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.394371	10.914519	5.00%	297,192	2007
	10.262991	10.394371	1.28%	180,844	2006
	10.140898	10.262991	1.20%	48,441	2005
	10.020956	10.140898	1.20%	9,074	2004
	10.000000	10.020956	0.21%	0	2003*

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.471278	17.119622	10.65%	0	2007
	15.411122	15.471278	0.39%	0	2006
	14.534694	15.411122	6.03%	0	2005
	13.788206	14.534694	5.41%	0	2004
	10.000000	13.788206	37.88%	0	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.447409	11.565850	10.71%	0	2007
	10.408458	10.447409	0.37%	3,191	2006
	9.812247	10.408458	6.08%	145	2005
	10.000000	9.812247	-1.88%	0	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.816951	11.594614	7.19%	200	2007
	10.000000	10.816951	8.17%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.559372	11.936474	3.26%	67,167	2007
	11.109804	11.559372	4.05%	60,434	2006
	10.973047	11.109804	1.25%	16,865	2005
	10.699211	10.973047	2.56%	0	2004
	10.000000	10.699211	6.99%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	13.041070	13.527627	3.73%	171,146	2007
	12.272756	13.041070	6.26%	90,750	2006
	11.984874	12.272756	2.40%	50,061	2005
	11.412415	11.984874	5.02%	4,510	2004
	10.000000	11.412415	14.12%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.726538	15.247123	3.54%	1,152,994	2007
	13.494221	14.726538	9.13%	1,032,894	2006
	13.070314	13.494221	3.24%	284,317	2005
	12.175914	13.070314	7.35%	28,378	2004
	10.000000	12.175914	21.76%	1,614	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	16.834397	17.510466	4.02%	441,820	2007
	14.996405	16.834397	12.26%	412,199	2006
	14.290884	14.996405	4.94%	205,550	2005
	13.009258	14.290884	9.85%	18,701	2004
	10.000000	13.009258	30.09%	6,336	2003*

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.517327	19.226118	3.83%	303,895	2007
	16.167042	18.517327	14.54%	301,937	2006
	15.283768	16.167042	5.78%	238,486	2005
	13.677198	15.283768	11.75%	0	2004
	10.000000	13.677198	36.77%	0	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.333481	17.402182	6.54%	115,178	2007
	15.199896	16.333481	7.46%	79,325	2006
	14.150723	15.199896	7.41%	19,598	2005
	12.532938	14.150723	12.91%	1,569	2004
	10.000000	12.532938	25.33%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.142699	20.175812	5.40%	4,240	2007
	17.774527	19.142699	7.70%	3,601	2006
	16.178697	17.774527	9.86%	3,982	2005
	14.264686	16.178697	13.42%	375	2004
	10.000000	14.264686	42.65%	254	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	10.052363	10.322317	2.69%	80,288	2007
	9.812418	10.052363	2.45%	38,258	2006
	9.751932	9.812418	0.62%	51,544	2005
	9.870861	9.751932	-1.20%	0	2004
	10.000000	9.870861	-1.29%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.197648	21.333940	0.64%	0	2007
	17.670393	21.197648	19.96%	0	2006
	16.128964	17.670393	9.56%	0	2005
	13.715059	16.128964	17.60%	0	2004
	10.000000	13.715059	37.15%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	15.029456	15.124590	0.63%	113,535	2007
	12.528177	15.029456	19.97%	75,910	2006
	11.433814	12.528177	9.57%	20,909	2005
	10.000000	11.433814	14.34%	2,583	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.189221	17.370806	7.30%	0	2007
	16.039936	16.189221	0.93%	0	2006
	15.191147	16.039936	5.59%	0	2005
	13.697399	15.191147	10.91%	0	2004
	10.000000	13.697399	36.97%	0	2003*

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	22.080654	20.072381	-9.10%	0	2007
	19.240517	22.080654	14.76%	0	2006
	19.100756	19.240517	0.73%	0	2005
	16.659014	19.100756	14.66%	0	2004
	10.000000	16.659014	66.59%	0	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.436580	20.404982	-0.15%	18,976	2007
	18.659637	20.436580	9.52%	22,175	2006
	16.998385	18.659637	9.77%	4,650	2005
	14.602274	16.998385	16.41%	431	2004
	10.000000	14.602274	46.02%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.372298	17.309446	5.72%	185,961	2007
	14.731332	16.372298	11.14%	143,601	2006
	14.042516	14.731332	4.91%	30,739	2005
	13.081852	14.042516	7.34%	0	2004
	10.000000	13.081852	30.82%	0	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.377045	19.257369	17.59%	0	2007
	15.098311	16.377045	8.47%	0	2006
	15.525923	15.098311	-2.75%	0	2005
	15.228629	15.525923	1.95%	0	2004
	10.000000	15.228629	52.29%	0	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.464440	13.470250	17.50%	48	2007
	10.519779	11.464440	8.98%	0	2006
	10.817727	10.519779	-2.75%	0	2005
	10.000000	10.817727	8.18%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.443298	20.872943	19.66%	3,763	2007
	17.888733	17.443298	-2.49%	2,958	2006
	16.340956	17.888733	9.47%	2,448	2005
	14.874700	16.340956	9.86%	0	2004
	10.000000	14.874700	48.75%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.967360	17.147089	-4.57%	124,395	2007
	15.864498	17.967360	13.26%	108,636	2006
	15.572011	15.864498	1.88%	33,133	2005
	13.571043	15.572011	14.74%	1,406	2004
	10.000000	13.571043	35.71%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.681535	11.976073	2.52%	685	2007
	11.369198	11.681535	2.75%	0	2006
	11.353070	11.369198	0.14%	0	2005
	10.874234	11.353070	4.40%	0	2004
	10.000000	10.874234	8.74%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.403590	17.185757	11.57%	7,910	2007
	14.595903	15.403590	5.53%	5,656	2006
	14.202325	14.595903	2.77%	4,227	2005
	13.592855	14.202325	4.48%	1,246	2004
	10.000000	13.592855	35.93%	803	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.773726	15.353730	3.93%	4,709	2007
	12.840264	14.773726	15.06%	3,609	2006
	11.487770	12.840264	11.77%	2,829	2005
	10.000000	11.487770	14.88%	425	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.576320	23.467650	3.95%	0	2007
	19.627656	22.576320	15.02%	0	2006
	17.558275	19.627656	11.79%	0	2005
	15.071262	17.558275	16.50%	0	2004
	10.000000	15.071262	50.71%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.519446	-4.81%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.740526	13.401094	-2.47%	0	2007
	12.835886	13.740526	7.05%	0	2006
	12.839669	12.835886	-0.03%	0	2005
	12.049521	12.839669	6.56%	0	2004
	10.000000	12.049521	20.50%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.275822	16.610661	2.06%	174,443	2007
	14.471295	16.275822	12.47%	155,453	2006
	13.964102	14.471295	3.63%	33,411	2005
	13.055094	13.964102	6.96%	1,057	2004
	10.000000	13.055094	30.55%	757	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.233889	20.517229	-3.38%	32,963	2007
	18.896219	21.233889	12.37%	27,139	2006
	17.573405	18.896219	7.53%	4,155	2005
	15.046104	17.573405	16.80%	0	2004
	10.000000	15.046104	50.46%	0	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.638555	14.398624	-7.93%	480	2007
	13.766406	15.638555	13.60%	458	2006
	13.348624	13.766406	3.13%	471	2005
	12.258826	13.348624	8.89%	474	2004
	10.000000	12.258826	22.59%	484	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.791330	21.015991	6.19%	0	2007
	15.811219	19.791330	25.17%	0	2006
	14.379043	15.811219	9.96%	0	2005
	12.627350	14.379043	13.87%	0	2004
	10.000000	12.627350	26.27%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.885158	13.323065	3.40%	0	2007
	12.469622	12.885158	3.33%	0	2006
	12.038057	12.469622	3.59%	750	2005
	11.695132	12.038057	2.93%	0	2004
	10.000000	11.695132	16.95%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.962577	13.186042	10.23%	67,896	2007
	11.164508	11.962577	7.15%	21,266	2006
	10.000000	11.164508	11.65%	3,960	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.204263	12.321185	0.96%	8,105	2007
	10.495418	12.204263	16.28%	7,680	2006
	10.000000	10.495418	4.95%	5,732	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.187943	10.504971	3.11%	3,297	2007
	9.993010	10.187943	1.95%	1,873	2006
	10.000000	9.993010	-0.07%	601	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.627583	10.957326	3.10%	220,004	2007
	10.471001	10.627583	1.50%	132,163	2006
	10.279707	10.471001	1.86%	25,502	2005
	10.078970	10.279707	1.99%	107	2004
	10.000000	10.078970	0.79%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.120023	16.805998	4.26%	0	2007
	14.844367	16.120023	8.59%	0	2006
	13.507234	14.844367	9.90%	0	2005
	12.520883	13.507234	7.88%	0	2004
	10.000000	12.520883	25.21%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.673479	22.432933	-18.94%	1,715	2007
	20.510331	27.673479	34.92%	1,689	2006
	17.924956	20.510331	14.42%	1,859	2005
	13.441870	17.924956	33.35%	115	2004
	10.000000	13.441870	34.42%	0	2003*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.348097	17.222236	-0.73%	6,526	2007
	15.680851	17.348097	10.63%	8,165	2006
	15.183899	15.680851	3.27%	8,267	2005
	13.985760	15.183899	8.57%	3,121	2004
	10.000000	13.985760	39.86%	1,597	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.290591	16.732514	9.43%	2,002	2007
	14.718123	15.290591	3.89%	2,480	2006
	13.838157	14.718123	6.36%	2,446	2005
	13.286364	13.838157	4.15%	2,206	2004
	10.000000	13.286364	32.86%	2,121	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.108161	20.688366	8.27%	3,403	2007
	16.779275	19.108161	13.88%	2,225	2006
	15.676768	16.779275	7.03%	2,844	2005
	13.884724	15.676768	12.91%	2,215	2004
	10.000000	13.884724	35.85%	1,070	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.405833	17.875638	2.70%	1,142	2007
	15.189296	17.405833	14.59%	1,142	2006
	14.824901	15.189296	2.46%	1,142	2005
	13.608022	14.824901	8.94%	1,142	2004
	10.000000	13.608022	36.08%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.044400	19.931126	-0.57%	0	2007
	17.918036	20.044400	11.87%	0	2006
	17.154343	17.918036	4.45%	0	2005
	14.707841	17.154343	16.63%	0	2004
	10.000000	14.707841	47.08%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.295269	16.865337	-2.49%	0	2007
	15.114823	17.295269	14.43%	65	2006
	14.763325	15.114823	2.38%	65	2005
	13.388693	14.763325	10.27%	65	2004
	10.000000	13.388693	33.89%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.645991	22.688883	15.49%	0	2007
	16.077820	19.645991	22.19%	0	2006
	14.511378	16.077820	10.79%	0	2005
	12.907885	14.511378	12.42%	0	2004
	10.000000	12.907885	29.08%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.167411	17.513966	15.47%	962	2007
	12.400583	15.167411	22.31%	0	2006
	11.205590	12.400583	10.66%	0	2005
	10.000000	11.205590	12.06%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.134493	12.551742	-4.44%	3,672	2007
	11.152811	13.134493	17.77%	46	2006
	10.000000	11.152811	11.53%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.272747	15.708588	18.35%	51	2007
	14.025081	13.272747	-5.36%	350	2006
	14.040497	14.025081	-0.11%	353	2005
	12.961691	14.040497	8.32%	61	2004
	10.000000	12.961691	29.62%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.010698	16.702930	-7.26%	10,981	2007
	15.520786	18.010698	16.04%	16,532	2006
	15.111116	15.520786	2.71%	10,365	2005
	13.512065	15.111116	11.83%	5,318	2004
	10.000000	13.512065	35.12%	2,231	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.050982	16.468429	36.66%	16,537	2007
	11.299669	12.050982	6.65%	0	2006
	10.000000	11.299669	13.00%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.613767	11.381929	7.24%	11,863	2007
	10.665985	10.613767	-0.49%	5,650	2006
	10.721060	10.665985	-0.51%	2,188	2005
	10.344356	10.721060	3.64%	1,145	2004
	10.000000	10.344356	3.44%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.355099	19.804932	-2.70%	550	2007
	18.162532	20.355099	12.07%	0	2006
	17.290778	18.162532	5.04%	0	2005
	14.482926	17.290778	19.39%	0	2004
	10.000000	14.482926	44.83%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.508747	16.975537	2.83%	67,115	2007
	14.628794	16.508747	12.85%	68,019	2006
	14.300041	14.628794	2.30%	64,842	2005
	13.229679	14.300041	8.09%	56,940	2004
	10.000000	13.229679	32.30%	23,308	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.019248	15.717602	4.65%	549	2007
	13.194185	15.019248	13.83%	1,713	2006
	12.936823	13.194185	1.99%	2,223	2005
	12.603055	12.936823	2.65%	926	2004
	10.000000	12.603055	26.03%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.634927	13.585320	-13.11%	0	2007
	15.418441	15.634927	1.40%	0	2006
	14.911623	15.418441	3.40%	0	2005
	13.709405	14.911623	8.77%	0	2004
	10.000000	13.709405	37.09%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.634357	14.684684	-11.72%	366	2007
	14.578305	16.634357	14.10%	366	2006
	14.204124	14.578305	2.63%	366	2005
	13.243124	14.204124	7.26%	366	2004
	10.000000	13.243124	32.43%	366	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.281941	16.410037	7.38%	0	2007
	13.474333	15.281941	13.42%	0	2006
	13.526220	13.474333	-0.38%	583	2005
	12.892635	13.526220	4.91%	583	2004
	10.000000	12.892635	28.93%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.253497	9.893006	-3.52%	0	2007
	10.000000	10.253497	2.53%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.389604	10.698526	2.97%	11,847	2007
	10.206382	10.389604	1.80%	15,222	2006
	10.317582	10.206382	-1.08%	17,039	2005
	10.195062	10.317582	1.20%	16,561	2004
	10.000000	10.195062	1.95%	9,930	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.712188	21.497644	14.89%	34,653	2007
	17.142949	18.712188	9.15%	26,606	2006
	15.003027	17.142949	14.26%	25,487	2005
	13.300678	15.003027	12.80%	8,201	2004
	10.000000	13.300678	33.01%	136	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.227511	21.720703	42.64%	726	2007
	13.330408	15.227511	14.23%	569	2006
	10.000000	13.330408	33.30%	1,579	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.054937	17.907811	-0.81%	14,306	2007
	15.368821	18.054937	17.48%	19,752	2006
	14.861653	15.368821	3.41%	13,131	2005
	13.640353	14.861653	8.95%	9,447	2004
	10.000000	13.640353	36.40%	1,659	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.430576	12.137905	6.19%	8,536	2007
	10.648948	11.430576	7.34%	3,244	2006
	10.000000	10.648948	6.49%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.986381	12.909459	7.70%	23,284	2007
	10.954327	11.986381	9.42%	25,938	2006
	10.000000	10.954327	9.54%	7,802	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.346527	13.431918	8.79%	39,046	2007
	11.161593	12.346527	10.62%	13,350	2006
	10.000000	11.161593	11.62%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.018540	18.630533	24.05%	14,815	2007
	14.386490	15.018540	4.39%	1,652	2006
	13.920691	14.386490	3.35%	1,156	2005
	13.781718	13.920691	1.01%	1,536	2004
	10.000000	13.781718	37.82%	281	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.653482	10.860076	1.94%	151,789	2007
	10.443820	10.653482	2.01%	33,938	2006
	10.463537	10.443820	-0.19%	15,849	2005
	10.252933	10.463537	2.05%	11,522	2004
	10.000000	10.252933	2.53%	1,803	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.172632	25.046511	12.96%	26,047	2007
	20.137717	22.172632	10.10%	16,442	2006
	17.419498	20.137717	15.60%	15,711	2005
	14.266319	17.419498	22.10%	4,462	2004
	10.000000	14.266319	42.66%	2,261	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.932626	25.143740	14.64%	0	2007
	19.011494	21.932626	15.37%	0	2006
	16.339193	19.011494	16.36%	0	2005
	14.721125	16.339193	10.99%	0	2004
	10.000000	14.721125	47.21%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.740282	16.899403	14.65%	811	2007
	12.772696	14.740282	15.40%	240	2006
	10.981123	12.772696	16.32%	240	2005
	10.000000	10.981123	9.81%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.050300	21.738230	3.27%	3,851	2007
	18.524206	21.050300	13.64%	4,226	2006
	18.462717	18.524206	0.33%	4,699	2005
	16.557596	18.462717	11.51%	2,144	2004
	10.000000	16.557596	65.58%	155	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.063397	11.242463	1.62%	6,697	2007
	10.000000	11.063397	10.63%	2,747	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.571233	15.793448	-4.69%	12,418	2007
	14.443825	16.571233	14.73%	14,342	2006
	14.256750	14.443825	1.31%	13,998	2005
	13.112843	14.256750	8.72%	6,097	2004
	10.000000	13.112843	31.13%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.209528	20.277923	-4.39%	332	2007
	18.509091	21.209528	14.59%	1,379	2006
	17.372271	18.509091	6.54%	0	2005
	14.332287	17.372271	21.21%	0	2004
	10.000000	14.332287	43.32%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.856537	19.986509	26.05%	15,118	2007
	12.629924	15.856537	25.55%	786	2006
	10.000000	12.629924	26.30%	1,645	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.414100	23.083871	13.08%	0	2007
	17.160035	20.414100	18.96%	0	2006
	15.901138	17.160035	7.92%	0	2005
	13.696109	15.901138	16.10%	0	2004
	10.000000	13.696109	36.96%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.718460	16.641751	13.07%	51,721	2007
	12.370668	14.718460	18.98%	15,457	2006
	11.466910	12.370668	7.88%	147	2005
	10.000000	11.466910	14.67%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.773268	11.715354	8.74%	412	2007
	9.746350	10.773268	10.54%	0	2006
	10.000000	9.746350	-2.54%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.883000	14.995676	8.01%	564	2007
	12.835888	13.883000	8.16%	296	2006
	12.171323	12.835888	5.46%	325	2005
	11.474432	12.171323	6.07%	407	2004
	10.000000	11.474432	14.74%	444	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.891524	22.604261	33.82%	8,899	2007
	15.803415	16.891524	6.89%	4,622	2006
	14.333356	15.803415	10.26%	4,954	2005
	12.404395	14.333356	15.55%	5,050	2004
	10.000000	12.404395	24.04%	4,282	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.457204	17.106452	3.95%	586	2007
	15.167281	16.457204	8.50%	766	2006
	13.960361	15.167281	8.65%	1,362	2005
	12.133402	13.960361	15.06%	596	2004
	10.000000	12.133402	21.33%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.998135	30.924379	43.63%	0	2007
	21.530106	30.998135	43.98%	0	2006
	16.658394	21.530106	29.24%	0	2005
	14.329271	16.658394	16.25%	0	2004
	10.000000	14.329271	43.29%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.073540	26.433554	25.43%	6,360	2007
	14.665093	21.073540	43.70%	4,364	2006
	11.340105	14.665093	29.32%	0	2005
	10.000000	11.340105	13.40%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.025895	10.287811	2.61%	139,299	2007
	9.822401	10.025895	2.07%	30,018	2006
	9.884739	9.822401	-0.63%	5,308	2005
	10.013601	9.884739	-1.29%	599	2004
	10.000000	10.013601	0.14%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.389907	15.647124	8.74%	966	2007
	13.690268	14.389907	5.11%	1,098	2006
	13.409185	13.690268	2.10%	1,438	2005
	12.561188	13.409185	6.75%	603	2004
	10.000000	12.561188	25.61%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.067550	19.038918	5.38%	14,054	2007
	15.305948	18.067550	18.04%	8,004	2006
	14.676237	15.305948	4.29%	8,473	2005
	13.048782	14.676237	12.47%	6,721	2004
	10.000000	13.048782	30.49%	5,760	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.364529	15.125283	-1.56%	0	2007
	14.902574	15.364529	3.10%	0	2006
	14.785157	14.902574	0.79%	0	2005
	13.492076	14.785157	9.58%	0	2004
	10.000000	13.492076	34.92%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.016019	14.168231	1.09%	75,954	2007
	11.590165	14.016019	20.93%	31,209	2006
	10.000000	11.590165	15.90%	2,061	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.705101	21.189568	19.68%	125	2007
	15.789820	17.705101	12.13%	125	2006
	14.211453	15.789820	11.11%	126	2005
	12.503945	14.211453	13.66%	126	2004
	10.000000	12.503945	25.04%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.500086	12.616208	0.93%	3,048	2007
	11.503106	12.500086	8.67%	0	2006
	10.000000	11.503106	15.03%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.787973	16.639823	5.40%	111,674	2007
	14.175083	15.787973	11.38%	35,650	2006
	13.542257	14.175083	4.67%	2,365	2005
	12.204855	13.542257	10.96%	852	2004
	10.000000	12.204855	22.05%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.412999	10.824700	3.95%	165,436	2007
	10.000000	10.412999	4.13%	2,735	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.395160	10.484532	0.86%	167,374	2007
	10.000000	10.395160	3.95%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.694225	11.978384	12.01%	9,639	2007
	10.000000	10.694225	6.94%	1,765	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.223017	11.203628	9.59%	18,561	2007
	10.000000	10.223017	2.23%	6,246	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.756266	-2.44%	133,962	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.263973	11.381340	1.04%	409	2007
	10.397061	11.263973	8.34%	180	2006
	10.000000	10.397061	3.97%	458	2005*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.911607	14.051996	1.01%	43	2007
	12.840388	13.911607	8.34%	43	2006
	12.803603	12.840388	0.29%	44	2005
	11.872754	12.803603	7.84%	0	2004
	10.000000	11.872754	18.73%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	33.925580	48.242573	42.20%	0	2007
	25.406901	33.925580	33.53%	0	2006
	19.599967	25.406901	29.63%	0	2005
	16.614545	19.599967	17.97%	0	2004
	10.000000	16.614545	66.15%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.304691	28.924923	42.45%	14,507	2007
	15.179352	20.304691	33.77%	12,934	2006
	11.696090	15.179352	29.78%	5,457	2005
	10.000000	11.696090	16.96%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.982607	25.848596	17.59%	0	2007
	16.341213	21.982607	34.52%	0	2006
	15.710171	16.341213	4.02%	0	2005
	12.379670	15.710171	26.90%	0	2004
	10.000000	12.379670	23.80%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.410903	20.673697	-3.44%	0	2007
	18.201963	21.410903	17.63%	0	2006
	16.772628	18.201963	8.52%	0	2005
	14.179440	16.772628	18.29%	0	2004
	10.000000	14.179440	41.79%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.373859	10.887396	4.95%	152,826	2007
	10.247946	10.373859	1.23%	29,027	2006
	10.131190	10.247946	1.15%	9,365	2005
	10.016466	10.131190	1.15%	9,250	2004
	10.000000	10.016466	0.16%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.440764	17.077093	10.60%	0	2007
	15.388553	15.440764	0.34%	0	2006
	14.520792	15.388553	5.98%	0	2005
	13.782051	14.520792	5.36%	0	2004
	10.000000	13.782051	37.82%	0	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.433256	11.544255	10.65%	0	2007
	10.399656	10.433256	0.32%	0	2006
	9.808944	10.399656	6.02%	0	2005
	10.000000	9.808944	-1.91%	0	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.813290	11.584740	7.13%	0	2007
	10.000000	10.813290	8.13%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.536569	11.906822	3.21%	13,951	2007
	11.093530	11.536569	3.99%	17,304	2006
	10.962542	11.093530	1.19%	4,742	2005
	10.694430	10.962542	2.51%	8,764	2004
	10.000000	10.694430	6.94%	435	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	13.015336	13.494008	3.68%	192,965	2007
	12.254779	13.015336	6.21%	41,336	2006
	11.973403	12.254779	2.35%	34,557	2005
	11.407324	11.973403	4.96%	25,512	2004
	10.000000	11.407324	14.07%	17,477	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.697465	15.209225	3.48%	631,371	2007
	13.474435	14.697465	9.08%	437,310	2006
	13.057801	13.474435	3.19%	195,898	2005
	12.170466	13.057801	7.29%	110,559	2004
	10.000000	12.170466	21.70%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	16.801179	17.466945	3.96%	474,617	2007
	14.974431	16.801179	12.20%	378,886	2006
	14.277204	14.974431	4.88%	317,300	2005
	13.003440	14.277204	9.80%	162,504	2004
	10.000000	13.003440	30.03%	11,970	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.480800	19.178354	3.77%	189,839	2007
	16.143361	18.480800	14.48%	186,886	2006
	15.269138	16.143361	5.73%	164,310	2005
	13.671080	15.269138	11.69%	144,883	2004
	10.000000	13.671080	36.71%	3,045	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.302970	17.360762	6.49%	66,688	2007
	15.179239	16.302970	7.40%	19,305	2006
	14.138683	15.179239	7.36%	3,959	2005
	12.528665	14.138683	12.85%	1,448	2004
	10.000000	12.528665	25.29%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.104962	20.125702	5.34%	56,846	2007
	17.748516	19.104962	7.64%	63,823	2006
	16.163229	17.748516	9.81%	64,553	2005
	14.258318	16.163229	13.36%	53,003	2004
	10.000000	14.258318	42.58%	20,817	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	10.032335	10.296468	2.63%	78,488	2007
	9.797849	10.032335	2.39%	24,454	2006
	9.742408	9.797849	0.57%	14,145	2005
	9.866252	9.742408	-1.26%	12,146	2004
	10.000000	9.866252	-1.34%	7,360	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.158085	21.283193	0.59%	0	2007
	17.646394	21.158085	19.90%	0	2006
	16.115262	17.646394	9.50%	0	2005
	13.710396	16.115262	17.54%	0	2004
	10.000000	13.710396	37.10%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	15.009110	15.096355	0.58%	64,347	2007
	12.517575	15.009110	19.90%	19,381	2006
	11.429957	12.517575	9.52%	147	2005
	10.000000	11.429957	14.30%	0	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.157321	17.327684	7.24%	185	2007
	16.016489	16.157321	0.88%	0	2006
	15.176647	16.016489	5.53%	0	2005
	13.691297	15.176647	10.85%	0	2004
	10.000000	13.691297	36.91%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	22.037087	20.022505	-9.14%	1,797	2007
	19.212316	22.037087	14.70%	4,629	2006
	19.082471	19.212316	0.68%	4,257	2005
	16.651575	19.082471	14.60%	0	2004
	10.000000	16.651575	66.52%	0	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.396289	20.354304	-0.21%	6,076	2007
	18.632321	20.396289	9.47%	4,442	2006
	16.982135	18.632321	9.72%	222	2005
	14.595763	16.982135	16.35%	0	2004
	10.000000	14.595763	45.96%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.339996	17.266434	5.67%	95,702	2007
	14.709754	16.339996	11.08%	28,270	2006
	14.029076	14.709754	4.85%	1,322	2005
	13.076000	14.029076	7.29%	1,147	2004
	10.000000	13.076000	30.76%	0	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.344742	19.209519	17.53%	0	2007
	15.076196	16.344742	8.41%	0	2006
	15.511083	15.076196	-2.80%	0	2005
	15.221842	15.511083	1.90%	0	2004
	10.000000	15.221842	52.22%	0	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.448908	13.445093	17.44%	179	2007
	10.510879	11.448908	8.92%	0	2006
	10.814081	10.510879	-2.80%	0	2005
	10.000000	10.814081	8.14%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.408887	20.821076	19.60%	614	2007
	17.862538	17.408887	-2.54%	4,494	2006
	16.325331	17.862538	9.42%	800	2005
	14.868058	16.325331	9.80%	808	2004
	10.000000	14.868058	48.68%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.931895	17.104463	-4.61%	56,644	2007
	15.841252	17.931895	13.20%	24,371	2006
	15.557110	15.841252	1.83%	3,819	2005
	13.564975	15.557110	14.69%	329	2004
	10.000000	13.564975	35.65%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.658490	11.946313	2.47%	3,762	2007
	11.352549	11.658490	2.69%	0	2006
	11.342216	11.352549	0.09%	0	2005
	10.869371	11.342216	4.35%	0	2004
	10.000000	10.869371	8.69%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.373179	17.143028	11.51%	8,821	2007
	14.574517	15.373179	5.48%	14,133	2006
	14.188733	14.574517	2.72%	14,209	2005
	13.586785	14.188733	4.43%	5,220	2004
	10.000000	13.586785	35.87%	1,621	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.753720	15.325079	3.87%	0	2007
	12.829390	14.753720	15.00%	0	2006
	11.483888	12.829390	11.72%	0	2005
	10.000000	11.483888	14.84%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.531760	23.409317	3.89%	0	2007
	19.598892	22.531760	14.96%	0	2006
	17.541465	19.598892	11.73%	0	2005
	15.064518	17.541465	16.44%	0	2004
	10.000000	15.064518	50.65%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.516191	-4.84%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.713423	13.367797	-2.52%	0	2007
	12.817079	13.713423	6.99%	0	2006
	12.827384	12.817079	-0.08%	152	2005
	12.044132	12.827384	6.50%	0	2004
	10.000000	12.044132	20.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.243720	16.569401	2.00%	90,928	2007
	14.450104	16.243720	12.41%	39,301	2006
	13.950757	14.450104	3.58%	9,523	2005
	13.049268	13.950757	6.91%	8,684	2004
	10.000000	13.049268	30.49%	5,439	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.192011	20.466250	-3.42%	20,856	2007
	18.868546	21.192011	12.31%	5,597	2006
	17.556599	18.868546	7.47%	28	2005
	15.039396	17.556599	16.74%	0	2004
	10.000000	15.039396	50.39%	0	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.609361	14.364366	-7.98%	594	2007
	13.747700	15.609361	13.54%	638	2006
	13.337274	13.747700	3.08%	1,277	2005
	12.254650	13.337274	8.83%	1,238	2004
	10.000000	12.254650	22.55%	211	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.754407	20.966032	6.13%	0	2007
	15.789756	19.754407	25.11%	0	2006
	14.366828	15.789756	9.90%	0	2005
	12.623059	14.366828	13.81%	0	2004
	10.000000	12.623059	26.23%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.861125	13.291398	3.35%	240	2007
	12.452706	12.861125	3.28%	262	2006
	12.027836	12.452706	3.53%	1,123	2005
	11.691158	12.027836	2.88%	1,147	2004
	10.000000	11.691158	16.91%	110	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.952445	13.168108	10.17%	31,315	2007
	11.160740	11.952445	7.09%	265	2006
	10.000000	11.160740	11.61%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.193930	12.304436	0.91%	15,506	2007
	10.491870	12.193930	16.22%	3,453	2006
	10.000000	10.491870	4.92%	2,375	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.179315	10.490687	3.06%	26,013	2007
	9.989630	10.179315	1.90%	811	2006
	10.000000	9.989630	-0.10%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.607728	10.931263	3.05%	107,800	2007
	10.456755	10.607728	1.44%	22,902	2006
	10.270946	10.456755	1.81%	4,275	2005
	10.075530	10.270946	1.94%	1,612	2004
	10.000000	10.075530	0.76%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.087202	16.763181	4.20%	0	2007
	14.821686	16.087202	8.54%	0	2006
	13.493469	14.821686	9.84%	0	2005
	12.514501	13.493469	7.82%	0	2004
	10.000000	12.514501	25.15%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.617212	22.375822	-18.98%	1,468	2007
	20.479033	27.617212	34.86%	10,328	2006
	17.906714	20.479033	14.37%	4,221	2005
	13.435027	17.906714	33.28%	0	2004
	10.000000	13.435027	34.35%	0	2003*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.313857	17.179432	-0.78%	0	2007
	15.657871	17.313857	10.58%	0	2006
	15.169376	15.657871	3.22%	52	2005
	13.979518	15.169376	8.51%	53	2004
	10.000000	13.979518	39.80%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.260405	16.690911	9.37%	0	2007
	14.696550	15.260405	3.84%	0	2006
	13.824911	14.696550	6.30%	29	2005
	13.280420	13.824911	4.10%	29	2004
	10.000000	13.280420	32.80%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.070446	20.636944	8.21%	0	2007
	16.754692	19.070446	13.82%	0	2006
	15.661763	16.754692	6.98%	0	2005
	13.878517	15.661763	12.85%	0	2004
	10.000000	13.878517	38.79%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.371482	17.831215	2.65%	0	2007
	15.167034	17.371482	14.53%	0	2006
	14.810710	15.167034	2.41%	0	2005
	13.601946	14.810710	8.89%	0	2004
	10.000000	13.601946	36.02%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.004835	19.881577	-0.62%	0	2007
	17.891791	20.004835	11.81%	0	2006
	17.137935	17.891791	4.40%	0	2005
	14.701271	17.137935	16.57%	0	2004
	10.000000	14.701271	47.01%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.261152	16.823427	-2.54%	0	2007
	15.092690	17.261152	14.37%	0	2006
	14.749211	15.092690	2.33%	0	2005
	13.382710	14.749211	10.21%	0	2004
	10.000000	13.382710	33.83%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.607227	22.632481	15.43%	0	2007
	16.054265	19.607227	22.13%	0	2006
	14.497488	16.054265	10.74%	0	2005
	12.902120	14.497488	12.37%	0	2004
	10.000000	12.902120	29.02%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.146877	17.481280	15.41%	0	2007
	12.390106	15.146877	22.25%	0	2006
	11.201820	12.390106	10.61%	0	2005
	10.000000	11.201820	12.02%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.123367	12.534662	-4.49%	0	2007
	11.149040	13.123367	17.71%	0	2006
	10.000000	11.149040	11.49%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.246557	15.669558	18.29%	0	2007
	14.004540	13.246557	-5.41%	0	2006
	14.027081	14.004540	-0.16%	0	2005
	12.955910	14.027081	8.27%	0	2004
	10.000000	12.955910	29.56%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.975152	16.661398	-7.31%	550	2007
	15.498037	17.975152	15.98%	372	2006
	15.096644	15.498037	2.66%	398	2005
	13.506024	15.096644	11.78%	398	2004
	10.000000	13.506024	35.06%	372	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.040781	16.446059	36.59%	101	2007
	11.295864	12.040781	6.59%	0	2006
	10.000000	11.295864	12.96%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.592145	11.352913	7.18%	0	2007
	10.649676	10.592145	-0.54%	0	2006
	10.710117	10.649676	-0.56%	0	2005
	10.339077	10.710117	3.59%	0	2004
	10.000000	10.339077	3.39%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.314945	19.755702	-2.75%	0	2007
	18.135933	20.314945	12.01%	0	2006
	17.274245	18.135933	4.99%	0	2005
	14.476466	17.274245	19.33%	0	2004
	10.000000	14.476466	44.76%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.476163	16.933338	2.77%	0	2007
	14.607347	16.476163	12.79%	0	2006
	14.286350	14.607347	2.25%	28	2005
	13.223766	14.286350	8.04%	28	2004
	10.000000	13.223766	32.24%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.989587	15.678515	4.60%	0	2007
	13.174846	14.989587	13.77%	0	2006
	12.924440	13.174846	1.94%	30	2005
	12.597418	12.924440	2.60%	30	2004
	10.000000	12.597418	25.97%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.604053	13.551525	-13.15%	0	2007
	15.395830	15.604053	1.35%	0	2006
	14.897335	15.395830	3.35%	0	2005
	13.703275	14.897335	8.71%	0	2004
	10.000000	13.703275	37.03%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.601546	14.648184	-11.77%	0	2007
	14.556952	16.601546	14.05%	0	2006
	14.190535	14.556952	2.58%	0	2005
	13.237204	14.190535	7.20%	0	2004
	10.000000	13.237204	32.37%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.251778	16.369247	7.33%	0	2007
	13.454576	15.251778	13.36%	0	2006
	13.513275	13.454576	-0.43%	0	2005
	12.886877	13.513275	4.86%	0	2004
	10.000000	12.886877	28.87%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.250027	9.884582	-3.57%	0	2007
	10.000000	10.250027	2.50%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.369103	10.671951	2.92%	507	2007
	10.191431	10.369103	1.74%	0	2006
	10.307707	10.191431	-1.13%	24	2005
	10.190502	10.307707	1.15%	24	2004
	10.000000	10.190502	1.91%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.675265	21.444230	14.83%	0	2007
	17.117834	18.675265	9.10%	0	2006
	14.988674	17.117834	14.21%	27	2005
	13.294731	14.988674	12.74%	27	2004
	10.000000	13.294731	32.95%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.214616	21.691185	42.57%	0	2007
	13.325902	15.214616	14.17%	0	2006
	10.000000	13.325902	33.26%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.019294	17.863277	-0.87%	543	2007
	15.346286	18.019294	17.42%	369	2006
	14.847432	15.346286	3.36%	369	2005
	13.634249	14.847432	8.90%	369	2004
	10.000000	13.634249	36.34%	369	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.420894	12.121398	6.13%	0	2007
	10.645340	11.420894	7.29%	0	2006
	10.000000	10.645340	6.45%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.976237	12.891909	7.65%	0	2007
	10.950625	11.976237	9.37%	0	2006
	10.000000	10.950625	9.51%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.336072	13.413650	8.74%	0	2007
	11.157822	12.336072	10.56%	0	2006
	10.000000	11.157822	11.58%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.988895	18.584218	23.99%	85	2007
	14.365402	14.988895	4.34%	0	2006
	13.907364	14.365402	3.29%	0	2005
	13.775565	13.907364	0.96%	0	2004
	10.000000	13.775565	37.76%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.632447	10.833067	1.89%	0	2007
	10.428513	10.632447	1.96%	0	2006
	10.453517	10.428513	-0.24%	24	2005
	10.248354	10.453517	2.00%	24	2004
	10.000000	10.248354	2.48%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.128891	24.984269	12.90%	0	2007
	20.108230	22.128891	10.05%	0	2006
	17.402840	20.108230	15.55%	24	2005
	14.259951	17.402840	22.04%	24	2004
	10.000000	14.259951	42.60%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.889365	25.081274	14.58%	0	2007
	18.983665	21.889365	15.31%	0	2006
	16.323571	18.983665	16.30%	0	2005
	14.714552	16.323571	10.93%	0	2004
	10.000000	14.714552	47.15%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.720344	16.867887	14.59%	0	2007
	12.761915	14.720344	15.35%	0	2006
	10.977423	12.761915	16.26%	0	2005
	10.000000	10.977423	9.77%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.008749	21.684189	3.22%	0	2007
	18.497060	21.008749	13.58%	0	2006
	18.445047	18.497060	0.28%	54	2005
	16.550196	18.445047	11.45%	54	2004
	10.000000	16.550196	65.50%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.059653	11.232890	1.57%	0	2007
	10.000000	11.059653	10.60%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.538532	15.754182	-4.74%	561	2007
	14.422662	16.538532	14.67%	561	2006
	14.243111	14.422662	1.26%	736	2005
	13.106978	14.243111	8.67%	736	2004
	10.000000	13.106978	31.07%	561	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.167670	20.227505	-4.44%	0	2007
	18.481973	21.167670	14.53%	0	2006
	17.355641	18.481973	6.49%	0	2005
	14.325876	17.355641	21.15%	0	2004
	10.000000	14.325876	43.26%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.843098	19.959312	25.98%	81	2007
	12.625657	15.843098	25.48%	0	2006
	10.000000	12.625657	26.26%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.373817	23.026509	13.02%	0	2007
	17.134893	20.373817	18.90%	0	2006
	15.885923	17.134893	7.86%	0	2005
	13.689987	15.885923	16.04%	0	2004
	10.000000	13.689987	36.90%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.698535	16.610689	13.01%	0	2007
	12.360206	14.698535	18.92%	0	2006
	11.463043	12.360206	7.83%	0	2005
	10.000000	11.463043	14.63%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.764143	11.699431	8.69%	0	2007
	9.743053	10.764143	10.48%	0	2006
	10.000000	9.743053	-2.57%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.973015	13.855599	8.10%	0	2007
	12.817080	13.973015	9.02%	0	2006
	12.159675	12.817080	5.41%	0	2005
	11.469301	12.159675	6.02%	0	2004
	10.000000	11.469301	14.69%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.858184	22.548081	33.75%	0	2007
	15.780255	16.858184	6.83%	0	2006
	14.319641	15.780255	10.20%	0	2005
	12.398860	14.319641	15.49%	0	2004
	10.000000	12.398860	23.99%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.450008	16.426466	8.45%	0	2007
	15.146668	16.450008	8.60%	0	2006
	13.948481	15.146668	8.59%	0	2005
	12.129267	13.948481	15.00%	0	2004
	10.000000	12.129267	21.29%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.936981	30.863370	43.56%	0	2007
	21.498566	30.936981	43.90%	0	2006
	16.642455	21.498566	29.18%	0	2005
	14.322870	16.642455	16.19%	0	2004
	10.000000	14.322870	43.23%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.104157	21.044995	43.63%	0	2007
	14.652679	21.104157	44.03%	0	2006
	11.336265	14.652679	29.25%	0	2005
	10.000000	11.336265	13.36%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.006105	10.262231	2.56%	0	2007
	9.808011	10.006105	2.02%	0	2006
	9.875283	9.808011	-0.68%	0	2005
	10.009117	9.875283	-1.34%	0	2004
	10.000000	10.009117	0.09%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.361547	15.608271	8.68%	0	2007
	13.670234	14.361547	5.06%	0	2006
	13.396381	13.670234	2.04%	0	2005
	12.555586	13.396381	6.70%	0	2004
	10.000000	12.555586	25.56%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.031896	18.991604	5.32%	0	2007
	15.283513	18.031896	17.98%	0	2006
	14.662186	15.283513	4.24%	64	2005
	13.042944	14.662186	12.41%	64	2004
	10.000000	13.042944	30.43%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.334216	15.087693	-1.61%	0	2007
	14.880759	15.334216	3.05%	0	2006
	14.771022	14.880759	0.74%	0	2005
	13.486046	14.771022	9.53%	0	2004
	10.000000	13.486046	34.86%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.882161	14.004164	20.87%	0	2007
	11.586254	13.882161	19.82%	0	2006
	10.000000	11.586254	15.86%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.669024	21.135539	19.62%	0	2007
	15.765674	17.669024	12.07%	0	2006
	14.196939	15.765674	11.05%	0	2005
	12.497552	14.196939	13.60%	0	2004
	10.000000	12.497552	24.98%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.489503	12.599050	0.88%	0	2007
	11.499217	12.489503	8.61%	0	2006
	10.000000	11.499217	14.99%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.758503	16.600245	5.34%	464	2007
	14.155819	15.758503	11.32%	0	2006
	13.530734	14.155819	4.62%	0	2005
	12.200696	13.530734	10.90%	0	2004
	10.000000	12.200696	22.01%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.409468	10.815492	3.90%	0	2007
	10.000000	10.409468	4.09%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.391646	10.475613	0.81%	0	2007
	10.000000	10.391646	3.92%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.690610	11.968200	11.95%	0	2007
	10.000000	10.690610	6.91%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.219554	11.194081	9.54%	0	2007
	10.000000	10.219554	2.20%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.752934	-2.47%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.884132	14.017052	0.96%	0	2007
	12.821551	13.884132	8.29%	0	2006
	12.791328	12.821551	0.24%	0	2005
	11.867438	12.791328	7.79%	0	2004
	10.000000	11.867438	18.67%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.254436	11.365871	0.99%	0	2007
	10.393547	11.254436	8.28%	0	2006
	10.000000	10.393547	3.94%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	33.858651	48.122722	42.13%	0	2007
	25.369691	33.858651	33.46%	0	2006
	19.581218	25.369691	29.56%	0	2005
	16.607127	19.581218	17.91%	0	2004
	10.000000	16.607127	66.07%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.277193	28.870938	42.38%	192	2007
	15.166512	20.277193	33.70%	0	2006
	11.692144	15.166512	29.72%	0	2005
	10.000000	11.692144	16.92%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.939225	25.784356	17.53%	0	2007
	16.317267	21.939225	34.45%	0	2006
	15.695131	16.317267	3.96%	0	2005
	12.374127	15.695131	26.84%	0	2004
	10.000000	12.374127	23.74%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.368679	20.622331	-3.49%	0	2007
	18.175308	21.368679	17.57%	0	2006
	16.756592	18.175308	8.47%	0	2005
	14.173106	16.756592	18.23%	0	2004
	10.000000	14.173106	41.73%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.353356	10.860299	4.90%	0	2007
	10.232910	10.353356	1.18%	0	2006
	10.121481	10.232910	1.10%	0	2005
	10.011977	10.121481	1.09%	0	2004
	10.000000	10.011977	0.12%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.410269	17.034623	10.54%	0	2007
	15.365995	15.410269	0.29%	0	2006
	14.506896	15.365995	5.92%	0	2005
	13.775899	14.506896	5.31%	0	2004
	10.000000	13.775899	37.76%	0	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.419102	11.522675	10.59%	0	2007
	10.390835	10.419102	0.27%	0	2006
	9.805625	10.390835	5.97%	0	2005
	10.000000	9.805625	-1.94%	0	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.809622	11.574863	7.08%	0	2007
	10.000000	10.809622	8.10%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.513806	11.877231	3.16%	242	2007
	11.077275	11.513806	3.94%	245	2006
	10.952061	11.077275	1.14%	0	2005
	10.689651	10.952061	2.45%	0	2004
	10.000000	10.689651	6.90%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	12.989664	13.460476	3.62%	930	2007
	12.236824	12.989664	6.15%	932	2006
	11.961955	12.236824	2.30%	935	2005
	11.402220	11.961955	4.91%	937	2004
	10.000000	11.402220	14.02%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.668446	15.171392	3.43%	4,586	2007
	13.454683	14.668446	9.02%	4,794	2006
	13.045291	13.454683	3.14%	5,251	2005
	12.165025	13.045291	7.24%	3,724	2004
	10.000000	12.165025	21.65%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	16.768061	17.423574	3.91%	21,417	2007
	14.952516	16.768061	12.14%	21,725	2006
	14.263556	14.952516	4.83%	21,918	2005
	12.997638	14.263556	9.74%	10,918	2004
	10.000000	12.997638	29.98%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.444319	19.130669	3.72%	18,670	2007
	16.119705	18.444319	14.42%	18,673	2006
	15.254530	16.119705	5.67%	18,677	2005
	13.664970	15.254530	11.63%	1,316	2004
	10.000000	13.664970	36.65%	0	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.272540	17.319455	6.43%	0	2007
	15.158623	16.272540	7.35%	0	2006
	14.126658	15.158623	7.31%	39	2005
	12.524401	14.126658	12.79%	39	2004
	10.000000	12.524401	25.24%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.067285	20.075698	5.29%	536	2007
	17.722533	19.067285	7.59%	536	2006
	16.147774	17.722533	9.75%	536	2005
	14.251954	16.147774	13.30%	536	2004
	10.000000	14.251954	42.52%	536	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	10.012324	10.270653	2.58%	0	2007
	9.783288	10.012324	2.34%	0	2006
	9.732884	9.783288	0.52%	0	2005
	9.861643	9.732884	-1.31%	0	2004
	10.000000	9.861643	-1.38%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.118567	21.232533	0.54%	0	2007
	17.622408	21.118567	19.84%	0	2006
	16.101549	17.622408	9.45%	0	2005
	13.705719	16.101549	17.48%	0	2004
	10.000000	13.705719	37.06%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	14.988756	15.068152	0.53%	208	2007
	12.506971	14.988756	19.84%	0	2006
	11.426098	12.506971	9.46%	0	2005
	10.000000	11.426098	14.26%	0	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.125427	17.284612	7.19%	0	2007
	15.993016	16.125427	0.83%	0	2006
	15.162120	15.993016	5.48%	0	2005
	13.685172	15.162120	10.79%	0	2004
	10.000000	13.685172	36.85%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	21.993626	19.972748	-9.19%	0	2007
	19.184190	21.993626	14.64%	0	2006
	19.064233	19.184190	0.63%	0	2005
	16.644152	19.064233	14.54%	0	2004
	10.000000	16.644152	66.44%	0	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.356045	20.303718	-0.26%	0	2007
	18.605026	20.356045	9.41%	0	2006
	16.965887	18.605026	9.66%	0	2005
	14.589240	16.965887	16.29%	0	2004
	10.000000	14.589240	45.89%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.307763	17.223534	5.62%	0	2007
	14.688209	16.307763	11.03%	0	2006
	14.015661	14.688209	4.80%	0	2005
	13.070163	14.015661	7.23%	0	2004
	10.000000	13.070163	30.70%	0	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.312488	19.161769	17.47%	0	2007
	15.054117	16.312488	8.36%	0	2006
	15.496259	15.054117	-2.85%	0	2005
	15.215054	15.496259	1.85%	0	2004
	10.000000	15.215054	52.15%	0	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.433403	13.420005	17.38%	0	2007
	10.501984	11.433403	8.87%	0	2006
	10.810426	10.501984	-2.85%	0	2005
	10.000000	10.810426	8.10%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.374539	20.769343	19.54%	0	2007
	17.836384	17.374539	-2.59%	0	2006
	16.309718	17.836384	9.36%	0	2005
	14.861422	16.309718	9.75%	0	2004
	10.000000	14.861422	48.61%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.896513	17.061953	-4.66%	0	2007
	15.818035	17.896513	13.14%	0	2006
	15.542219	15.818035	1.77%	0	2005
	13.558912	15.542219	14.63%	0	2004
	10.000000	13.558912	35.59%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.635476	11.916606	2.42%	0	2007
	11.335904	11.635476	2.64%	0	2006
	11.331349	11.335904	0.04%	0	2005
	10.864513	11.331349	4.30%	0	2004
	10.000000	10.864513	8.65%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.342846	17.100429	11.46%	0	2007
	14.553156	15.342846	5.43%	0	2006
	14.175158	14.553156	2.67%	121	2005
	13.580709	14.175158	4.38%	121	2004
	10.000000	13.580709	35.81%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.733733	15.296455	3.82%	0	2007
	12.818539	14.733733	14.94%	0	2006
	11.480022	12.818539	11.66%	0	2005
	10.000000	11.480022	14.80%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.487327	23.351169	3.84%	0	2007
	19.570190	22.487327	14.91%	0	2006
	17.524692	19.570190	11.67%	0	2005
	15.057803	17.524692	16.38%	0	2004
	10.000000	15.057803	50.58%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.512947	-4.87%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.686348	13.334551	-2.57%	0	2007
	12.798301	13.686348	6.94%	0	2006
	12.815119	12.798301	-0.13%	0	2005
	12.038753	12.815119	6.45%	0	2004
	10.000000	12.038753	20.39%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.211670	16.528218	1.95%	0	2007
	14.428937	16.211670	12.36%	0	2006
	13.937408	14.428937	3.53%	57	2005
	13.043437	13.937408	6.85%	57	2004
	10.000000	13.043437	30.43%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.150187	20.415374	-3.47%	0	2007
	18.840893	21.150187	12.26%	0	2006
	17.539795	18.840893	7.42%	0	2005
	15.032668	17.539795	16.68%	0	2004
	10.000000	15.032668	50.33%	0	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.580207	14.330172	-8.02%	0	2007
	13.729004	15.580207	13.48%	0	2006
	13.325915	13.729004	3.02%	60	2005
	12.250469	13.325915	8.78%	60	2004
	10.000000	12.250469	22.50%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.717499	20.916125	6.08%	0	2007
	15.768278	19.717499	25.05%	0	2006
	14.354586	15.768278	9.85%	0	2005
	12.618741	14.354586	13.76%	0	2004
	10.000000	12.618741	26.19%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.837112	13.259772	3.29%	0	2007
	12.435784	12.837112	3.23%	0	2006
	12.017602	12.435784	3.48%	0	2005
	11.687170	12.017602	2.83%	0	2004
	10.000000	11.687170	16.87%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.942312	13.150198	10.11%	0	2007
	11.156957	11.942312	7.04%	0	2006
	10.000000	11.156957	11.57%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.183594	12.287703	0.85%	0	2007
	10.488312	12.183594	16.16%	0	2006
	10.000000	10.488312	4.88%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.170690	10.476418	3.01%	0	2007
	9.986248	10.170690	1.85%	0	2006
	10.000000	9.986248	-0.14%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.587907	10.905234	3.00%	0	2007
	10.442533	10.587907	1.39%	0	2006
	10.262197	10.442533	1.76%	0	2005
	10.072087	10.262197	1.89%	0	2004
	10.000000	10.072087	0.72%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.054452	16.720479	4.15%	0	2007
	14.799035	16.054452	8.48%	0	2006
	13.479698	14.799035	9.79%	0	2005
	12.508112	13.479698	7.77%	0	2004
	10.000000	12.508112	25.08%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.560951	22.318770	-19.02%	0	2007
	20.447719	27.560951	34.79%	0	2006
	17.888439	20.447719	14.31%	0	2005
	13.428167	17.888439	33.22%	0	2004
	10.000000	13.428167	34.28%	0	2003*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.279672	17.136696	-0.83%	821	2007
	15.634921	17.279672	10.52%	369	2006
	15.154843	15.634921	3.17%	476	2005
	13.973260	15.154843	8.46%	398	2004
	10.000000	13.973260	39.73%	395	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.230281	16.649409	9.32%	733	2007
	14.675018	15.230281	3.78%	428	2006
	13.811672	14.675018	6.25%	649	2005
	13.274481	13.811672	4.05%	684	2004
	10.000000	13.274481	32.74%	444	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.032778	20.585603	8.16%	1,810	2007
	16.730117	19.032778	13.76%	724	2006
	15.646757	16.730117	6.92%	423	2005
	13.872301	15.646757	12.79%	423	2004
	10.000000	13.872301	38.72%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.337183	17.786875	2.59%	282	2007
	15.144788	17.337183	14.48%	287	2006
	14.796522	15.144788	2.35%	310	2005
	13.595858	14.796522	8.83%	324	2004
	10.000000	13.595858	35.96%	337	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.965371	19.832168	-0.67%	0	2007
	17.865579	19.965371	11.75%	0	2006
	17.121537	17.865579	4.35%	0	2005
	14.694707	17.121537	16.51%	0	2004
	10.000000	14.694707	46.95%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.227078	16.781597	-2.59%	117	2007
	15.070569	17.227078	14.31%	0	2006
	14.735099	15.070569	2.28%	0	2005
	13.376738	14.735099	10.15%	0	2004
	10.000000	13.376738	33.77%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.568510	22.576203	15.37%	0	2007
	16.030720	19.568510	22.07%	0	2006
	14.483602	16.030720	10.68%	0	2005
	12.896357	14.483602	12.31%	0	2004
	10.000000	12.896357	28.96%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.126347	17.448625	15.35%	181	2007
	12.379603	15.126347	22.19%	0	2006
	11.198030	12.379603	10.55%	0	2005
	10.000000	11.198030	11.98%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.112239	12.517607	-4.53%	3,384	2007
	11.145263	13.112239	17.65%	6,165	2006
	10.000000	11.145263	11.45%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.220417	15.630596	18.23%	567	2007
	13.984018	13.220417	-5.46%	377	2006
	14.013659	13.984018	-0.21%	233	2005
	12.950120	14.013659	8.21%	102	2004
	10.000000	12.950120	29.50%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.939684	16.619982	-7.36%	6,757	2007
	15.475336	17.939684	15.92%	4,582	2006
	15.082206	15.475336	2.61%	716	2005
	13.499986	15.082206	11.72%	342	2004
	10.000000	13.499986	35.00%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.030559	16.423669	36.52%	3,566	2007
	11.292036	12.030559	6.54%	486	2006
	10.000000	11.292036	12.92%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.570546	11.323944	7.13%	2,075	2007
	10.633379	10.570546	-0.59%	1,301	2006
	10.699178	10.633379	-0.61%	1,321	2005
	10.333794	10.699178	3.54%	1,258	2004
	10.000000	10.333794	3.34%	1,225	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.274828	19.706561	-2.80%	0	2007
	18.109345	20.274828	11.96%	0	2006
	17.257706	18.109345	4.93%	0	2005
	14.469996	17.257706	19.27%	0	2004
	10.000000	14.469996	44.70%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.443643	16.891228	2.72%	2,682	2007
	14.585941	16.443643	12.74%	1,905	2006
	14.272677	14.585941	2.19%	1,278	2005
	13.217847	14.272677	7.98%	1,254	2004
	10.000000	13.217847	32.18%	419	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.959996	15.639524	4.54%	0	2007
	13.155529	14.959996	13.72%	237	2006
	12.912068	13.155529	1.89%	0	2005
	12.591796	12.912068	2.54%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.573272	13.517843	-13.20%	0	2007
	15.373292	15.573272	1.30%	0	2006
	14.883101	15.373292	3.29%	0	2005
	13.697160	14.883101	8.66%	0	2004
	10.000000	13.697160	36.97%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.568752	14.611742	-11.81%	255	2007
	14.535598	16.568752	13.99%	218	2006
	14.176948	14.535598	2.53%	245	2005
	13.231281	14.176948	7.15%	242	2004
	10.000000	13.231281	32.31%	239	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.221663	16.328535	7.27%	0	2007
	13.434856	15.221663	13.30%	0	2006
	13.500348	13.434856	-0.49%	0	2005
	12.881115	13.500348	4.81%	0	2004
	10.000000	12.881115	28.81%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.246556	9.876165	-3.61%	0	2007
	10.000000	10.246556	2.47%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.348611	10.645376	2.87%	3,673	2007
	10.176471	10.348611	1.69%	3,442	2006
	10.297824	10.176471	-1.18%	2,951	2005
	10.185940	10.297824	1.10%	1,157	2004
	10.000000	10.185940	1.86%	710	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.638403	21.390912	14.77%	24,639	2007
	17.092751	18.638403	9.04%	22,078	2006
	14.974331	17.092751	14.15%	17,655	2005
	13.288795	14.974331	12.68%	3,397	2004
	10.000000	13.288795	32.89%	335	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.201743	21.661696	42.49%	0	2007
	13.321401	15.201743	14.12%	0	2006
	10.000000	13.321401	33.21%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.983758	17.818898	-0.92%	13,151	2007
	15.323812	17.983758	17.36%	11,158	2006
	14.833235	15.323812	3.31%	8,503	2005
	13.628173	14.833235	8.84%	981	2004
	10.000000	13.628173	36.28%	175	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.411221	12.104909	6.08%	1,674	2007
	10.641737	11.411221	7.23%	1,674	2006
	10.000000	10.641737	6.42%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.966082	12.874364	7.59%	51,699	2007
	10.946916	11.966082	9.31%	46,197	2006
	10.000000	10.946916	9.47%	29,642	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.325627	13.395425	8.68%	20,078	2007
	11.154054	12.325627	10.50%	20,085	2006
	10.000000	11.154054	11.54%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.959285	18.537976	23.92%	1,202	2007
	14.344339	14.959285	4.29%	714	2006
	13.894056	14.344339	3.24%	677	2005
	13.769405	13.894056	0.91%	676	2004
	10.000000	13.769405	37.69%	229	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.611436	10.806111	1.83%	175,278	2007
	10.413201	10.611436	1.90%	51,331	2006
	10.443492	10.413201	-0.29%	6,674	2005
	10.243758	10.443492	1.95%	1,173	2004
	10.000000	10.243758	2.44%	708	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.085204	24.922137	12.85%	19,131	2007
	20.078761	22.085204	9.99%	13,936	2006
	17.386188	20.078761	15.49%	9,101	2005
	14.253575	17.386188	21.98%	4,514	2004
	10.000000	14.253575	42.54%	223	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.846147	25.018905	14.52%	0	2007
	18.955829	21.846147	15.25%	0	2006
	16.307938	18.955829	16.24%	0	2005
	14.707983	16.307938	10.88%	0	2004
	10.000000	14.707983	47.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.700399	16.836394	14.53%	125	2007
	12.751104	14.700399	15.29%	0	2006
	10.973711	12.751104	16.20%	0	2005
	10.000000	10.973711	9.74%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.967279	21.630269	3.16%	2,308	2007
	18.469952	20.967279	13.52%	2,308	2006
	18.427397	18.469952	0.23%	2,308	2005
	16.542802	18.427397	11.39%	351	2004
	10.000000	16.542802	65.43%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.055909	11.223320	1.51%	2,000	2007
	10.000000	11.055909	10.56%	6,202	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.505853	15.714970	-4.79%	4,331	2007
	14.401495	16.505853	14.61%	4,425	2006
	14.229461	14.401495	1.21%	8,998	2005
	13.101116	14.229461	8.61%	5,666	2004
	10.000000	13.101116	31.01%	868	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.125864	20.177183	-4.49%	0	2007
	18.454862	21.125864	14.47%	0	2006
	17.339029	18.454862	6.44%	0	2005
	14.319472	17.339029	21.09%	0	2004
	10.000000	14.319472	43.19%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.829675	19.932177	25.92%	0	2007
	12.621376	15.829675	25.42%	0	2006
	10.000000	12.621376	26.21%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.333594	22.969250	12.96%	0	2007
	17.109780	20.333594	18.84%	0	2006
	15.870724	17.109780	7.81%	0	2005
	13.683872	15.870724	15.98%	0	2004
	10.000000	13.683872	36.84%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.678609	16.579664	12.95%	68,307	2007
	12.349740	14.678609	18.86%	33,485	2006
	11.459180	12.349740	7.77%	4,093	2005
	10.000000	11.459180	14.59%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.755033	11.683525	8.63%	0	2007
	9.739759	10.755033	10.42%	0	2006
	10.000000	9.739759	-2.60%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.945405	13.828220	8.05%	0	2007
	12.798270	13.945405	8.96%	0	2006
	12.148022	12.798270	5.35%	0	2005
	11.464168	12.148022	5.97%	0	2004
	10.000000	11.464168	14.64%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.824912	22.492026	33.68%	1,512	2007
	15.757146	16.824912	6.78%	0	2006
	14.305940	15.757146	10.14%	0	2005
	12.393318	14.305940	15.43%	0	2004
	10.000000	12.393318	23.93%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.395794	17.025132	3.84%	3,487	2007
	15.126077	16.395794	8.39%	362	2006
	13.936622	15.126077	8.53%	411	2005
	12.125134	13.936622	14.94%	429	2004
	10.000000	12.125134	21.25%	456	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.875906	30.802441	43.49%	0	2007
	21.467056	30.875906	43.83%	0	2006
	16.626520	21.467056	29.11%	0	2005
	14.316465	16.626520	16.14%	0	2004
	10.000000	14.316465	43.16%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.016482	26.334937	25.31%	10,234	2007
	14.640276	21.016482	43.55%	9,441	2006
	11.332440	14.640276	29.19%	0	2005
	10.000000	11.332440	13.32%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.986333	10.236686	2.51%	149,085	2007
	9.793625	9.986333	1.97%	43,396	2006
	9.865822	9.793625	-0.73%	590	2005
	10.004642	9.865822	-1.39%	0	2004
	10.000000	10.004642	0.05%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.333162	15.569415	8.63%	397	2007
	13.650173	14.333162	5.00%	502	2006
	13.383547	13.650173	1.99%	536	2005
	12.549972	13.383547	6.64%	549	2004
	10.000000	12.549972	25.50%	537	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.996291	18.944360	5.27%	8,358	2007
	15.261111	17.996291	17.92%	819	2006
	14.648152	15.261111	4.18%	227	2005
	13.037116	14.648152	12.36%	98	2004
	10.000000	13.037116	30.37%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.303930	15.050165	-1.66%	0	2007
	14.858935	15.303930	2.99%	0	2006
	14.756874	14.858935	0.69%	0	2005
	13.480020	14.756874	9.47%	0	2004
	10.000000	13.480020	34.80%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.992279	14.129708	0.98%	107,422	2007
	11.582327	13.992279	20.81%	67,378	2006
	10.000000	11.582327	15.82%	6,551	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.633034	21.081659	19.56%	0	2007
	15.741576	17.633034	12.02%	0	2006
	14.182461	15.741576	10.99%	0	2005
	12.491184	14.182461	13.54%	0	2004
	10.000000	12.491184	24.91%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.478925	12.581909	0.83%	2,661	2007
	11.495327	12.478925	8.56%	1,096	2006
	10.000000	11.495327	14.95%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.729072	16.560730	5.29%	149,579	2007
	14.136584	15.729072	11.27%	78,178	2006
	13.519222	14.136584	4.57%	11,544	2005
	12.196540	13.519222	10.84%	106	2004
	10.000000	12.196540	21.97%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.405944	10.806270	3.85%	41,808	2007
	10.000000	10.405944	4.06%	7,954	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.388122	10.466687	0.76%	7,544	2007
	10.000000	10.388122	3.88%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.686985	11.957998	11.89%	1,670	2007
	10.000000	10.686985	6.87%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.216091	11.184549	9.48%	19,692	2007
	10.000000	10.216091	2.16%	13,877	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.749596	-2.50%	8,163	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.856713	13.982184	0.91%	0	2007
	12.802753	13.856713	8.23%	0	2006
	12.779081	12.802753	0.19%	0	2005
	11.862127	12.779081	7.73%	0	2004
	10.000000	11.862127	18.62%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.244887	11.350392	0.94%	0	2007
	10.390020	11.244887	8.23%	0	2006
	10.000000	10.390020	3.90%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	33.791817	48.003108	42.06%	0	2007
	25.332516	33.791817	33.39%	0	2006
	19.562478	25.332516	29.50%	0	2005
	16.599720	19.562478	17.85%	0	2004
	10.000000	16.599720	66.00%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.249698	28.817018	42.31%	0	2007
	15.153663	20.249698	33.63%	0	2006
	11.688190	15.153663	29.65%	0	2005
	10.000000	11.688190	16.88%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.895923	25.720251	17.47%	0	2007
	16.293354	21.895923	34.39%	0	2006
	15.680111	16.293354	3.91%	0	2005
	12.368587	15.680111	26.77%	0	2004
	10.000000	12.368587	23.69%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.326502	20.571055	-3.54%	0	2007
	18.148670	21.326502	17.51%	0	2006
	16.740547	18.148670	8.41%	0	2005
	14.166766	16.740547	18.17%	0	2004
	10.000000	14.166766	41.67%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.332904	10.833282	4.84%	164,524	2007
	10.217896	10.332904	1.13%	53,933	2006
	10.111774	10.217896	1.05%	6,096	2005
	10.007485	10.111774	1.04%	139	2004
	10.000000	10.007485	0.07%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.379844	16.992260	10.48%	0	2007
	15.343475	15.379844	0.24%	0	2006
	14.493011	15.343475	5.87%	0	2005
	13.769745	14.493011	5.25%	0	2004
	10.000000	13.769745	37.70%	0	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.404979	11.501148	10.54%	0	2007
	10.382040	10.404979	0.22%	0	2006
	9.802313	10.382040	5.91%	0	2005
	10.000000	9.802313	-1.98%	0	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.805966	11.565008	7.02%	0	2007
	10.000000	10.805966	8.06%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.491072	11.847685	3.10%	4,742	2007
	11.061038	11.491072	3.89%	10,289	2006
	10.941575	11.061038	1.09%	9,123	2005
	10.684865	10.941575	2.40%	1,750	2004
	10.000000	10.684865	6.85%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	12.963992	13.426978	3.57%	88,478	2007
	12.218869	12.963992	6.10%	47,972	2006
	11.950488	12.218869	2.25%	42,317	2005
	11.397119	11.950488	4.86%	12,895	2004
	10.000000	11.397119	13.97%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.639493	15.133667	3.38%	265,384	2007
	13.434960	14.639493	8.97%	240,388	2006
	13.032810	13.434960	3.09%	177,061	2005
	12.159586	13.032810	7.18%	76,929	2004
	10.000000	12.159586	21.60%	48,742	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	16.734925	17.380205	3.86%	328,939	2007
	14.930572	16.734925	12.08%	277,354	2006
	14.249883	14.930572	4.78%	76,137	2005
	12.991820	14.249883	9.68%	48,348	2004
	10.000000	12.991820	29.92%	242	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.407926	19.083119	3.67%	125,244	2007
	16.096090	18.407926	14.36%	113,194	2006
	15.239947	16.096090	5.62%	84,039	2005
	13.658870	15.239947	11.58%	33,485	2004
	10.000000	13.658870	36.59%	0	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.242139	17.278216	6.38%	86,465	2007
	15.137999	16.242139	7.29%	33,650	2006
	14.114632	15.137999	7.25%	4,436	2005
	12.520133	14.114632	12.74%	384	2004
	10.000000	12.520133	25.20%	190	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	19.029607	20.025742	5.23%	2,929	2007
	17.696534	19.029607	7.53%	1,239	2006
	16.132305	17.696534	9.70%	599	2005
	14.245585	16.132305	13.24%	599	2004
	10.000000	14.245585	42.46%	0	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	9.992347	10.244899	2.53%	36,215	2007
	9.768744	9.992347	2.29%	9,873	2006
	9.723367	9.768744	0.47%	4,258	2005
	9.857035	9.723367	-1.36%	1,077	2004
	10.000000	9.857035	-1.43%	1,015	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.079128	21.181995	0.49%	0	2007
	17.598462	21.079128	19.78%	0	2006
	16.087846	17.598462	9.39%	0	2005
	13.701048	16.087846	17.42%	0	2004

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	14.968461	15.040018	0.48%	80,765	2007
	12.496392	14.968461	19.78%	33,905	2006
	11.422247	12.496392	9.40%	4,330	2005
	10.000000	11.422247	14.22%	0	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.093557	17.241595	7.13%	304	2007
	15.969547	16.093557	0.78%	0	2006
	15.147588	15.969547	5.43%	0	2005
	13.679047	15.147588	10.74%	0	2004
	10.000000	13.679047	36.79%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	21.950219	19.923089	-9.24%	653	2007
	19.156088	21.950219	14.59%	0	2006
	19.046007	19.156088	0.58%	0	2005
	16.636732	19.046007	14.48%	0	2004
	10.000000	16.636732	66.37%	0	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.315831	20.253200	-0.31%	7,707	2007
	18.577749	20.315831	9.36%	9,123	2006
	16.949645	18.577749	9.61%	926	2005
	14.582719	16.949645	16.23%	0	2004
	10.000000	14.582719	45.83%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.275551	17.180693	5.56%	121,466	2007
	14.666668	16.275551	10.97%	60,904	2006
	14.002235	14.666668	4.75%	6,525	2005
	13.064320	14.002235	7.18%	0	2004
	10.000000	13.064320	30.64%	0	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.280274	19.114124	17.41%	0	2007
	15.032040	16.280274	8.30%	0	2006
	15.481415	15.032040	-2.90%	0	2005
	15.208252	15.481415	1.80%	0	2004*
	10.000000	15.208252	52.08%

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.417896	13.394919	17.32%	0	2007
	10.493088	11.417896	8.81%	0	2006
	10.806780	10.493088	-2.90%	0	2005
	10.000000	10.806780	8.07%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.340243	20.717702	19.48%	993	2007
	17.810240	17.340243	-2.64%	585	2006
	16.294110	17.810240	9.30%	0	2005
	14.854786	16.294110	9.69%	0	2004
	10.000000	14.854786	48.55%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.861184	17.019524	-4.71%	77,115	2007
	15.794855	17.861184	13.08%	45,767	2006
	15.527344	15.794855	1.72%	7,458	2005
	13.552853	15.527344	14.57%	435	2004
	10.000000	13.552853	35.53%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.612491	11.886963	2.36%	0	2007
	11.319271	11.612491	2.59%	0	2006
	11.320492	11.319271	-0.01%	0	2005
	10.859641	11.320492	4.24%	0	2004
	10.000000	10.859641	8.60%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.312557	17.057905	11.40%	3,876	2007
	14.531833	15.312557	5.37%	1,467	2006
	14.161597	14.531833	2.61%	1,394	2005
	13.574651	14.161597	4.32%	991	2004
	10.000000	13.574651	35.75%	441	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.713762	15.267879	3.77%	0	2007
	12.807689	14.713762	14.88%	0	2006
	11.476139	12.807689	11.60%	0	2005
	10.000000	11.476139	14.76%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.442928	23.293079	3.79%	0	2007
	19.541505	22.442928	14.85%	0	2006
	17.507912	19.541505	11.62%	0	2005
	15.051058	17.507912	16.32%	0	2004
	10.000000	15.051058	50.51%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.509700	-4.90%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.659323	13.301392	-2.62%	0	2007
	12.779535	13.659323	6.88%	0	2006
	12.802848	12.779535	-0.18%	0	2005
	12.033375	12.802848	6.39%	0	2004
	10.000000	12.033375	20.33%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.179663	16.487121	1.90%	112,533	2007
	14.407783	16.179663	12.30%	68,110	2006
	13.924063	14.407783	3.47%	10,793	2005
	13.037602	13.924063	6.80%	4,253	2004
	10.000000	13.037602	30.38%	883	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.108468	20.364636	-3.52%	22,645	2007
	18.813314	21.108468	12.20%	12,019	2006
	17.523041	18.813314	7.36%	910	2005
	15.025969	17.523041	16.62%	0	2004
	10.000000	15.025969	50.26%	0	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.551102	14.296059	-8.07%	337	2007
	13.710342	15.551102	13.43%	320	2006
	13.314578	13.710342	2.97%	344	2005
	12.246297	13.314578	8.72%	358	2004
	10.000000	12.246297	22.46%	374	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.680679	20.866336	6.02%	0	2007
	15.746846	19.680679	24.98%	0	2006
	14.342384	15.746846	9.79%	0	2005
	12.614446	14.342384	13.70%	0	2004
	10.000000	12.614446	26.14%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.813104	13.228163	3.24%	0	2007
	12.418857	12.813104	3.17%	363	2006
	12.007364	12.418857	3.43%	647	2005
	11.683193	12.007364	2.77%	649	2004
	10.000000	11.683193	16.83%	204	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.932198	13.132327	10.06%	43,479	2007
	11.153183	11.932198	6.98%	650	2006
	10.000000	11.153183	11.53%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.173269	12.270985	0.80%	3,731	2007
	10.484765	12.173269	16.10%	633	2006
	10.000000	10.484765	4.85%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.162067	10.462163	2.95%	2,941	2007
	9.982867	10.162067	1.80%	173	2006
	10.000000	9.982867	-0.17%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.568123	10.879266	2.94%	127,373	2007
	10.428329	10.568123	1.34%	42,238	2006
	10.253466	10.428329	1.71%	5,522	2005
	10.068654	10.253466	1.84%	0	2004
	10.000000	10.068654	0.69%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.021737	16.677832	4.10%	0	2007
	14.776404	16.021737	8.43%	0	2006
	13.465936	14.776404	9.73%	0	2005
	12.501729	13.465936	7.71%	0	2004
	10.000000	12.501729	25.02%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.504842	22.261880	-19.06%	0	2007
	20.416470	27.504842	34.72%	0	2006
	17.870195	20.416470	14.25%	0	2005
	13.421322	17.870195	33.15%	0	2004
	10.000000	13.421322	34.21%	0	2003*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.245517	17.094044	-0.88%	445	2007
	15.611970	17.245517	10.46%	444	2006
	15.140320	15.611970	3.12%	446	2005
	13.967012	15.140320	8.40%	176	2004
	10.000000	13.967012	39.67%	177	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.200171	16.607953	9.26%	692	2007
	14.653471	15.200171	3.73%	697	2006
	13.798435	14.653471	6.20%	703	2005
	13.268546	13.798435	3.99%	625	2004
	10.000000	13.268546	32.69%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.995186	20.534379	8.10%	726	2007
	16.705583	18.995186	13.71%	1,128	2006
	15.631772	16.705583	6.87%	597	2005
	13.866108	15.631772	12.73%	280	2004
	10.000000	13.866108	38.66%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.302913	17.742577	2.54%	0	2007
	15.122568	17.302913	14.42%	0	2006
	14.782348	15.122568	2.30%	0	2005
	13.589780	14.782348	8.78%	0	2004
	10.000000	13.589780	35.90%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.925923	19.782804	-0.72%	0	2007
	17.839372	19.925923	11.70%	0	2006
	17.105145	17.839372	4.29%	0	2005
	14.688140	17.105145	16.46%	0	2004
	10.000000	14.688140	46.88%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.193049	16.739842	-2.64%	0	2007
	15.048456	17.193049	14.25%	0	2006
	14.720985	15.048456	2.22%	0	2005
	13.370750	14.720985	10.10%	0	2004
	10.000000	13.370750	33.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.529872	22.520041	15.31%	0	2007
	16.007234	19.529872	22.01%	0	2006
	14.469742	16.007234	10.63%	0	2005
	12.890586	14.469742	12.25%	0	2004
	10.000000	12.890586	28.91%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.105801	17.415967	15.29%	0	2007
	12.369105	15.105801	22.13%	0	2006
	11.194239	12.369105	10.50%	0	2005
	10.000000	11.194239	11.94%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.101121	12.500560	-4.58%	76	2007
	11.141491	13.101121	17.59%	76	2006
	10.000000	11.141491	11.41%	76	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.194277	15.591685	18.17%	3,288	2007
	13.963502	13.194277	-5.51%	3,435	2006
	14.000226	13.963502	-0.26%	3,034	2005
	12.944322	14.000226	8.16%	1,522	2004
	10.000000	12.944322	29.44%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.904242	16.578621	-7.40%	2,022	2007
	15.452630	17.904242	15.87%	1,760	2006
	15.067753	15.452630	2.55%	2,014	2005
	13.493949	15.067753	11.66%	412	2004
	10.000000	13.493949	34.94%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.020367	16.401340	36.45%	900	2007
	11.288221	12.020367	6.49%	418	2006
	10.000000	11.288221	12.88%	418	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.548990	11.295044	7.07%	2,070	2007
	10.617105	10.548990	-0.64%	1,347	2006
	10.688249	10.617105	-0.67%	1,270	2005
	10.328516	10.688249	3.48%	0	2004
	10.000000	10.328516	3.29%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.234801	19.657546	-2.85%	0	2007
	18.082798	20.234801	11.90%	0	2006
	17.241182	18.082798	4.88%	0	2005
	14.463524	17.241182	19.20%	0	2004
	10.000000	14.463524	44.64%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.411152	16.849197	2.67%	502	2007
	14.564544	16.411152	12.68%	513	2006
	14.259003	14.564544	2.14%	568	2005
	13.211949	14.259003	7.93%	568	2004
	10.000000	13.211949	32.12%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.930425	15.600591	4.49%	1,373	2007
	13.136216	14.930425	13.66%	1,380	2006
	12.899690	13.136216	1.83%	1,408	2005
	12.586152	12.899690	2.49%	609	2004
	10.000000	12.586152	25.86%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.542493	13.484183	-13.24%	0	2007
	15.350735	15.542493	1.25%	0	2006
	14.868836	15.350735	3.24%	0	2005
	13.691033	14.868836	8.60%	0	2004
	10.000000	13.691033	36.91%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.536033	14.575392	-11.86%	0	2007
	14.514297	16.536033	13.93%	0	2006
	14.163375	14.514297	2.48%	0	2005
	13.225371	14.163375	7.09%	0	2004
	10.000000	13.225371	32.25%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.191610	16.287932	7.22%	0	2007
	13.415167	15.191610	13.24%	0	2006
	13.487425	13.415167	-0.54%	0	2005
	12.875363	13.487425	4.75%	0	2004
	10.000000	12.875363	28.75%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.243079	9.867732	-3.66%	0	2007
	10.000000	10.243079	2.43%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.328144	10.618872	2.81%	1,234	2007
	10.161522	10.328144	1.64%	1,400	2006
	10.287941	10.161522	-1.23%	1,318	2005
	10.181373	10.287941	1.05%	1,266	2004
	10.000000	10.181373	1.81%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.601610	21.337714	14.71%	18,160	2007
	17.067705	18.601610	8.99%	19,526	2006
	14.959993	17.067705	14.09%	19,091	2005
	13.282857	14.959993	12.63%	747	2004
	10.000000	13.282857	32.83%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.188855	21.632225	42.42%	0	2007
	13.316891	15.188855	14.06%	0	2006
	10.000000	13.316891	33.17%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.948222	17.774541	-0.97%	10,110	2007
	15.301338	17.948222	17.30%	10,127	2006
	14.819023	15.301338	3.25%	9,084	2005
	13.622069	14.819023	8.79%	1,757	2004
	10.000000	13.622069	36.22%	181	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.401552	12.088438	6.02%	27,016	2007
	10.638142	11.401552	7.18%	27,974	2006
	10.000000	10.638142	6.38%	18,034	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.955939	12.856848	7.54%	6,654	2007
	10.943211	11.955939	9.25%	6,654	2006
	10.000000	10.943211	9.43%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.315172	13.377180	8.62%	757	2007
	11.150275	12.315172	10.45%	0	2006
	10.000000	11.150275	11.50%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.929730	18.491861	23.86%	2,773	2007
	14.323296	14.929730	4.23%	2,460	2006
	13.880736	14.323296	3.19%	2,163	2005
	13.763249	13.880736	0.85%	0	2004
	10.000000	13.763249	37.63%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.590479	10.779227	1.78%	55,775	2007
	10.397935	10.590479	1.85%	41,003	2006
	10.433491	10.397935	-0.34%	6,744	2005
	10.239169	10.433491	1.90%	870	2004
	10.000000	10.239169	2.39%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.041575	24.860134	12.79%	5,854	2007
	20.049309	22.041575	9.94%	6,305	2006
	17.369523	20.049309	15.43%	5,778	2005
	14.247191	17.369523	21.92%	334	2004
	10.000000	14.247191	42.47%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.803009	24.956671	14.46%	0	2007
	18.928040	21.803009	15.19%	0	2006
	16.292325	18.928040	16.18%	0	2005
	14.701409	16.292325	10.82%	0	2004
	10.000000	14.701409	47.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.680445	16.804895	14.47%	0	2007
	12.740304	14.680445	15.23%	0	2006
	10.970005	12.740304	16.14%	0	2005
	10.000000	10.970005	9.70%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.925880	21.576474	3.11%	4,383	2007
	18.442873	20.925880	13.46%	4,386	2006
	18.409756	18.442873	0.18%	4,137	2005
	16.535416	18.409756	11.34%	636	2004
	10.000000	16.535416	65.35%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.052167	11.213757	1.46%	1,332	2007
	10.000000	11.052167	10.52%	1,331	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.473253	15.675886	-4.84%	4,538	2007
	14.380383	16.473253	14.55%	4,581	2006
	14.215839	14.380383	1.16%	4,789	2005
	13.095257	14.215839	8.56%	1,275	2004
	10.000000	13.095257	30.95%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.084166	20.127009	-4.54%	0	2007
	18.427835	21.084166	14.41%	0	2006
	17.322439	18.427835	6.38%	0	2005
	14.313081	17.322439	21.03%	0	2004
	10.000000	14.313081	43.13%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.816268	19.905068	25.85%	0	2007
	12.617120	15.816268	25.36%	0	2006
	10.000000	12.617120	26.17%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.293444	22.912118	12.90%	0	2007
	17.084693	20.293444	18.78%	0	2006
	15.855521	17.084693	7.75%	0	2005
	13.677756	15.855521	15.92%	0	2004
	10.000000	13.677756	36.78%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.658705	16.548671	12.89%	13,235	2007
	12.339275	14.658705	18.80%	12,190	2006
	11.455300	12.339275	7.72%	2,420	2005
	10.000000	11.455300	14.55%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.745897	11.667598	8.58%	0	2007
	9.736453	10.745897	10.37%	0	2006
	10.000000	9.736453	-2.64%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.917871	13.800918	7.99%	0	2007
	12.779504	13.917871	8.91%	0	2006
	12.136389	12.779504	5.30%	0	2005
	11.459039	12.136389	5.91%	0	2004
	10.000000	11.459039	14.59%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.791689	22.436096	33.61%	0	2007
	15.734038	16.791689	6.72%	0	2006
	14.292242	15.734038	10.09%	0	2005
	12.387775	14.292242	15.37%	0	2004
	10.000000	12.387775	23.88%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.388614	16.365160	8.34%	0	2007
	15.105508	16.388614	8.49%	0	2006
	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004
	10.000000	12.121002	21.21%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.814951	30.741631	43.41%	0	2007
	21.435594	30.814951	43.76%	0	2006
	16.610606	21.435594	29.05%	0	2005
	14.310066	16.610606	16.08%	0	2004
	10.000000	14.310066	43.10%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.988007	26.285757	25.24%	864	2007
	14.627892	20.988007	43.48%	5,134	2006
	11.328611	14.627892	29.12%	0	2005
	10.000000	11.328611	13.29%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.966578	10.211189	2.45%	54,177	2007
	9.779236	9.966578	1.92%	44,412	2006
	9.856350	9.779236	-0.78%	0	2005
	10.000161	9.856350	-1.44%	0	2004
	10.000000	10.000161	0.00%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.304834	15.530665	8.57%	2,626	2007
	13.630148	14.304834	4.95%	2,648	2006
	13.370721	13.630148	1.94%	2,722	2005
	12.544352	13.370721	6.59%	1,933	2004
	10.000000	12.544352	25.44%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.960754	18.897248	5.21%	1,135	2007
	15.238732	17.960754	17.86%	1,564	2006
	14.634123	15.238732	4.13%	1,136	2005
	13.031295	14.634123	12.30%	763	2004
	10.000000	13.031295	30.31%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.273712	15.012718	-1.71%	0	2007
	14.837159	15.273712	2.94%	0	2006
	14.742745	14.837159	0.64%	0	2005
	13.473997	14.742745	9.42%	0	2004
	10.000000	13.473997	34.74%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.980419	14.110481	0.93%	25,784	2007
	11.578406	13.980419	20.75%	25,805	2006
	10.000000	11.578406	15.78%	3,589	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.597090	21.027886	19.50%	0	2007
	15.717498	17.597090	11.96%	0	2006
	14.167975	15.717498	10.94%	0	2005
	12.484801	14.167975	13.48%	0	2004
	10.000000	12.484801	24.85%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.468336	12.564777	0.77%	1,322	2007
	11.491443	12.468336	8.50%	1,322	2006
	10.000000	11.491443	14.91%	965	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.699644	16.521247	5.23%	39,407	2007
	14.117328	15.699644	11.21%	36,959	2006
	13.507699	14.117328	4.51%	5,080	2005
	12.192378	13.507699	10.79%	0	2004
	10.000000	12.192378	21.92%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.402421	10.797061	3.79%	35,386	2007
	10.000000	10.402421	4.02%	6,675	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.683364	11.947796	11.84%	0	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.212629	11.175007	9.42%	5,628	2007
	10.000000	10.212629	2.13%	3,864	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.746269	-2.54%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.829343	13.947395	0.85%	0	2007
	12.783973	13.829343	8.18%	0	2006
	12.766844	12.783973	0.13%	0	2005
	11.856822	12.766844	7.68%	0	2004
	10.000000	11.856822	18.57%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.235365	11.334958	0.89%	0	2007
	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	33.725100	47.883735	41.98%	0	2007
	25.295383	33.725100	33.33%	0	2006
	19.543748	25.295383	29.43%	0	2005
	16.592292	19.543748	17.79%	0	2004
	10.000000	16.592292	65.92%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.222258	28.763191	42.24%	0	2007
	15.140838	20.222258	33.56%	0	2006
	11.684242	15.140838	29.58%	0	2005
	10.000000	11.684242	16.84%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.852686	25.656278	17.41%	0	2007
	16.269459	21.852686	34.32%	0	2006
	15.665101	16.269459	3.86%	0	2005
	12.363062	15.665101	26.71%	0	2004
	10.000000	12.363062	23.63%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.284359	20.519854	-3.59%	0	2007
	18.122046	21.284359	17.45%	0	2006
	16.724509	18.122046	8.36%	0	2005
	14.160433	16.724509	18.11%	0	2004
	10.000000	14.160433	41.60%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.312477	10.806310	4.79%	50,751	2007
	10.202901	10.312477	1.07%	40,061	2006
	10.102083	10.202901	1.00%	5,775	2005
	10.003007	10.102083	0.99%	0	2004
	10.000000	10.003007	0.03%	0	2003*

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.349465	16.949983	10.43%	0	2007
	15.320972	15.349465	0.19%	0	2006
	14.479133	15.320972	5.81%	0	2005
	13.763583	14.479133	5.20%	0	2004
	10.000000	13.763583	37.64%	0	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.390853	11.479643	10.48%	0	2007
	10.373238	10.390853	0.17%	0	2006
	9.798994	10.373238	5.86%	0	2005
	10.000000	9.798994	-2.01%	0	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.802306	11.555148	6.97%	0	2007
	10.000000	10.802306	8.02%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.468347	11.818178	3.05%	10,769	2007
	11.044797	11.468347	3.83%	10,769	2006
	10.931075	11.044797	1.04%	0	2005
	10.680075	10.931075	2.35%	0	2004
	10.000000	10.680075	6.80%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	12.938375	13.393572	3.52%	49,672	2007
	12.200939	12.938375	6.04%	41,709	2006
	11.939034	12.200939	2.19%	21,613	2005
	11.392020	11.939034	4.80%	1,721	2004
	10.000000	11.392020	13.92%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.610575	15.096021	3.32%	727,973	2007
	13.415265	14.610575	8.91%	676,887	2006
	13.020330	13.415265	3.03%	101,413	2005
	12.154146	13.020330	7.13%	0	2004
	10.000000	12.154146	21.54%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	16.701878	17.336966	3.80%	246,702	2007
	14.908678	16.701878	12.03%	232,653	2006
	14.236242	14.908678	4.72%	115,785	2005
	12.986017	14.236242	9.63%	5,970	2004
	10.000000	12.986017	29.86%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.371568	19.035645	3.61%	52,187	2007
	16.072489	18.371568	14.30%	50,380	2006
	15.225350	16.072489	5.56%	30,921	2005
	13.652762	15.225350	11.52%	0	2004
	10.000000	13.652762	36.53%	0	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.211757	17.237053	6.32%	19,934	2007
	15.117391	16.211757	7.24%	16,938	2006
	14.102601	15.117391	7.20%	3,522	2005
	12.515857	14.102601	12.68%	392	2004
	10.000000	12.515857	25.16%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	18.992036	19.975938	5.18%	1,056	2007
	17.670599	18.992036	7.48%	933	2006
	16.116870	17.670599	9.64%	1,511	2005
	14.239224	16.116870	13.19%	384	2004
	10.000000	14.239224	42.39%	0	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	9.972402	10.219198	2.47%	12,228	2007
	9.754214	9.972402	2.24%	8,763	2006
	9.713854	9.754214	0.42%	4,093	2005
	9.852427	9.713854	-1.41%	0	2004
	10.000000	9.852427	-1.48%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.039744	21.131545	0.44%	0	2007
	17.574518	21.039744	19.72%	0	2006
	16.074152	17.574518	9.33%	0	2005
	13.696378	16.074152	17.36%	0	2004
	10.000000	13.696378	36.96%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	14.948158	15.011899	0.43%	19,647	2007
	12.485805	14.948158	19.72%	14,626	2006
	11.418380	12.485805	9.35%	2,752	2005
	10.000000	11.418380	14.18%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.061803	17.198738	7.08%	0	2007
	15.946162	16.061803	0.73%	0	2006
	15.133108	15.946162	5.37%	0	2005
	13.672946	15.133108	10.68%	0	2004
	10.000000	13.672946	36.73%	0	2003*

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	21.906881	19.873522	-9.28%	0	2007
	19.128017	21.906881	14.53%	0	2006
	19.027779	19.128017	0.53%	0	2005
	16.629294	19.027779	14.42%	0	2004
	10.000000	16.629294	66.29%	0	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.275718	20.202825	-0.36%	3,885	2007
	18.550515	20.275718	9.30%	5,013	2006
	16.933419	18.550515	9.55%	665	2005
	14.576196	16.933419	16.17%	0	2004
	10.000000	14.576196	45.76%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.243400	17.137937	5.51%	32,917	2007
	14.645159	16.243400	10.91%	31,700	2006
	13.988830	14.645159	4.69%	4,422	2005
	13.058479	13.988830	7.12%	0	2004
	10.000000	13.058479	30.58%	0	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.248108	19.066553	17.35%	0	2007
	15.009998	16.248108	8.25%	0	2006
	15.466606	15.009998	-2.95%	0	2005
	15.201470	15.466606	1.74%	0	2004
	10.000000	15.201470	52.01%	0	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.402406	13.369883	17.25%	0	2007
	10.484198	11.402406	8.76%	0	2006
	10.803128	10.484198	-2.95%	0	2005
	10.000000	10.803128	8.03%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.305972	20.666138	19.42%	854	2007
	17.784111	17.305972	-2.69%	479	2006
	16.278496	17.784111	9.25%	480	2005
	14.848149	16.278496	9.63%	198	2004
	10.000000	14.848149	48.48%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.825916	16.977195	-4.76%	25,561	2007
	15.771695	17.825916	13.02%	26,422	2006
	15.512473	15.771695	1.67%	9,024	2005
	13.546787	15.512473	14.51%	232	2004
	10.000000	13.546787	35.47%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.589519	11.857361	2.31%	0	2007
	11.302647	11.589519	2.54%	0	2006
	11.309640	11.302647	-0.06%	0	2005
	10.854785	11.309640	4.19%	0	2004
	10.000000	10.854785	8.55%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.282295	17.015446	11.34%	861	2007
	14.510512	15.282295	5.32%	867	2006
	14.148029	14.510512	2.56%	876	2005
	13.568575	14.148029	4.27%	495	2004
	10.000000	13.568575	35.69%	243	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.693804	15.239339	3.71%	0	2007
	12.796845	14.693804	14.82%	0	2006
	11.472268	12.796845	11.55%	0	2005
	10.000000	11.472268	14.72%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.398614	23.235151	3.73%	0	2007
	19.512863	22.398614	14.79%	0	2006
	17.491164	19.512863	11.56%	0	2005
	15.044342	17.491164	16.26%	0	2004
	10.000000	15.044342	50.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.506442	-4.94%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.632342	13.268302	-2.67%	0	2007
	12.760792	13.632342	6.83%	0	2006
	12.790585	12.760792	-0.23%	0	2005
	12.027994	12.790585	6.34%	0	2004
	10.000000	12.027994	20.28%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.147721	16.446107	1.85%	31,360	2007
	14.386668	16.147721	12.24%	33,517	2006
	13.910733	14.386668	3.42%	5,413	2005
	13.031782	13.910733	6.74%	0	2004
	10.000000	13.031782	30.32%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.066785	20.313975	-3.57%	5,735	2007
	18.785740	21.066785	12.14%	5,184	2006
	17.506257	18.785740	7.31%	658	2005
	15.019254	17.506257	16.56%	0	2004
	10.000000	15.019254	50.19%	0	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.522027	14.261993	-8.12%	313	2007
	13.691687	15.522027	13.37%	313	2006
	13.303242	13.691687	2.92%	313	2005
	12.242120	13.303242	8.67%	0	2004
	10.000000	12.242120	22.42%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.643879	20.816623	5.97%	0	2007
	15.725403	19.643879	24.92%	0	2006
	14.330153	15.725403	9.74%	0	2005
	12.610138	14.330153	13.64%	0	2004
	10.000000	12.610138	26.10%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.789150	13.196661	3.19%	0	2007
	12.401960	12.789150	3.12%	0	2006
	11.997140	12.401960	3.37%	0	2005
	11.679205	11.997140	2.72%	0	2004
	10.000000	11.679205	16.79%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.922076	13.114440	10.00%	9,690	2007
	11.149416	11.922076	6.93%	384	2006
	10.000000	11.149416	11.49%	239	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.162964	12.254285	0.75%	3,027	2007
	10.481218	12.162964	16.05%	2,818	2006
	10.000000	10.481218	4.81%	2,654	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.153446	10.447915	2.90%	4,298	2007
	9.979484	10.153446	1.74%	3,974	2006
	10.000000	9.979484	-0.21%	4,239	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.548345	10.853331	2.89%	40,145	2007
	10.414131	10.548345	1.29%	32,184	2006
	10.244725	10.414131	1.65%	4,945	2005
	10.065212	10.244725	1.78%	0	2004
	10.000000	10.065212	0.65%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.989055	16.635261	4.04%	0	2007
	14.753788	15.989055	8.37%	0	2006
	13.452188	14.753788	9.68%	0	2005
	12.495350	13.452188	7.66%	0	2004
	10.000000	12.495350	24.95%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.448822	22.205122	-19.10%	0	2007
	20.385267	27.448822	34.65%	0	2006
	17.851966	20.385267	14.19%	0	2005
	13.414471	17.851966	33.08%	0	2004
	10.000000	13.414471	34.14%	0	2003*

cfi3of3.htm

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.211437	17.051481	-0.93%	369	2007
	15.589066	17.211437	10.41%	370	2006
	15.125803	15.589066	3.06%	371	2005
	13.960755	15.125803	8.35%	372	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.170132	16.566609	9.21%	340	2007
	14.631974	15.170132	3.68%	55	2006
	13.785215	14.631974	6.14%	56	2005
	13.262608	13.785215	3.94%	1,028	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.957656	20.483278	8.05%	531	2007
	16.681086	18.957656	13.65%	537	2006
	15.616805	16.681086	6.81%	0	2005
	13.859914	15.616805	12.68%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.268719	17.698426	2.49%	0	2007
	15.100376	17.268719	14.36%	0	2006
	14.768184	15.100376	2.25%	0	2005
	13.583697	14.768184	8.72%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.886557	19.733575	-0.77%	0	2007
	17.813215	19.886557	11.64%	0	2006
	17.088763	17.813215	4.24%	0	2005
	14.681572	17.088763	16.40%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.159051	16.698145	-2.69%	0	2007
	15.026376	17.159051	14.19%	0	2006
	14.706867	15.026376	2.17%	0	2005
	13.364767	14.706867	10.04%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.491226	22.463937	15.25%	0	2007
	15.983698	19.491226	21.94%	0	2006
	14.455842	15.983698	10.57%	0	2005
	12.884802	14.455842	12.19%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.085329	17.383432	15.23%	175	2007
	12.358625	15.085329	22.06%	0	2006
	11.190461	12.358625	10.44%	0	2005
	10.000000	11.190461	11.90%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.090018	12.483546	-4.63%	1,501	2007
	11.137716	13.090018	17.53%	588	2006
	10.000000	11.137716	11.38%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.168196	15.552880	18.11%	1,350	2007
	13.943008	13.168196	-5.56%	1,458	2006
	13.986805	13.943008	-0.31%	1,707	2005
	12.938529	13.986805	8.10%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.868853	16.537350	-7.45%	1,282	2007
	15.429951	17.868853	15.81%	939	2006
	15.053310	15.429951	2.50%	514	2005
	13.487906	15.053310	11.61%	1,844	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.010166	16.379002	36.38%	0	2007
	11.284397	12.010166	6.43%	0	2006
	10.000000	11.284397	12.84%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.527461	11.266200	7.02%	3,584	2007
	10.600839	10.527461	-0.69%	2,133	2006
	10.677319	10.600839	-0.72%	1,366	2005
	10.323232	10.677319	3.43%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.194818	19.608616	-2.90%	0	2007
	18.056269	20.194818	11.84%	0	2006
	17.224664	18.056269	4.83%	0	2005
	14.457054	17.224664	19.14%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.378714	16.807245	2.62%	926	2007
	14.543176	16.378714	12.62%	487	2006
	14.245346	14.543176	2.09%	542	2005
	13.206031	14.245346	7.87%	56	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.900926	15.561767	4.43%	1,045	2007
	13.116943	14.900926	13.60%	328	2006
	12.887330	13.116943	1.78%	72	2005
	12.580524	12.887330	2.44%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.511765	13.450610	-13.29%	0	2007
	15.328203	15.511765	1.20%	0	2006
	14.854584	15.328203	3.19%	0	2005
	13.684904	14.854584	8.55%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.503341	14.539100	-11.90%	0	2007
	14.492978	16.503341	13.87%	0	2006
	14.149785	14.492978	2.43%	0	2005
	13.219446	14.149785	7.04%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.161558	16.247344	7.16%	0	2007
	13.395459	15.161558	13.18%	0	2006
	13.474483	13.395459	-0.59%	0	2005
	12.869591	13.474483	4.70%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.239603	9.859308	-3.71%	0	2007
	10.000000	10.239603	2.40%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.307744	10.592451	2.76%	4,934	2007
	10.146617	10.307744	1.59%	4,455	2006
	10.278083	10.146617	-1.28%	4,847	2005
	10.176817	10.278083	1.00%	2,474	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.564834	21.284594	14.65%	11,434	2007
	17.042648	18.564834	8.93%	11,340	2006
	14.945652	17.042648	14.03%	9,040	2005
	13.276904	14.945652	12.57%	5,119	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.175959	21.602731	42.35%	0	2007
	13.312384	15.175959	14.00%	0	2006
	10.000000	13.312384	33.12%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.912718	17.730262	-1.02%	6,360	2007
	15.278856	17.912718	17.24%	6,369	2006
	14.804807	15.278856	3.20%	6,338	2005
	13.615971	14.804807	8.73%	79	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.391876	12.071974	5.97%	0	2007
	10.634532	11.391876	7.12%	0	2006
	10.000000	10.634532	6.35%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.945798	12.839348	7.48%	349	2007
	10.939506	11.945798	9.20%	360	2006
	10.000000	10.939506	9.40%	173	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.304728	13.358960	8.57%	894	2007
	11.146499	12.304728	10.39%	919	2006
	10.000000	11.146499	11.46%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.900231	18.445836	23.80%	0	2007
	14.302283	14.900231	4.18%	0	2006
	13.867441	14.302283	3.14%	0	2005
	13.757097	13.867441	0.80%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.569510	10.752353	1.73%	19,949	2007
	10.382638	10.569510	1.80%	1,844	2006
	10.423463	10.382638	-0.39%	70	2005
	10.234577	10.423463	1.85%	1,234	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.998042	24.798281	12.73%	11,560	2007
	20.019919	21.998042	9.88%	11,751	2006
	17.352899	20.019919	15.37%	9,897	2005
	14.240827	17.352899	21.85%	5,194	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.759941	24.894580	14.41%	0	2007
	18.900290	21.759941	15.13%	0	2006
	16.276733	18.900290	16.12%	0	2005
	14.694842	16.276733	10.76%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.660525	16.773464	14.41%	0	2007
	12.729500	14.660525	15.17%	0	2006
	10.966288	12.729500	16.08%	0	2005
	10.000000	10.966288	9.66%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.884511	21.522738	3.06%	101	2007
	18.415809	20.884511	13.41%	101	2006
	18.392126	18.415809	0.13%	102	2005
	16.528025	18.392126	11.28%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.048415	11.204194	1.41%	358	2007
	10.000000	11.048415	10.48%	343	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.440717	15.636875	-4.89%	2,465	2007
	14.359300	16.440717	14.50%	2,604	2006
	14.202226	14.359300	1.11%	2,379	2005
	13.089401	14.202226	8.50%	6,911	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.042514	20.076917	-4.59%	187	2007
	18.400805	21.042514	14.36%	0	2006
	17.305842	18.400805	6.33%	0	2005
	14.306677	17.305842	20.96%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.802849	19.877955	25.79%	0	2007
	12.612849	15.802849	25.29%	0	2006
	10.000000	12.612849	26.13%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.253335	22.855091	12.85%	0	2007
	17.059617	20.253335	18.72%	0	2006
	15.840330	17.059617	7.70%	0	2005
	13.671628	15.840330	15.86%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.638823	16.517742	12.84%	6,961	2007
	12.328820	14.638823	18.74%	1,631	2006
	11.451436	12.328820	7.66%	0	2005
	10.000000	11.451436	14.51%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.736780	11.651706	8.52%	0	2007
	9.733150	10.736780	10.31%	0	2006
	10.000000	9.733150	-2.67%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.890340	13.773618	7.94%	0	2007
	12.760732	13.890340	8.85%	0	2006
	12.124747	12.760732	5.25%	0	2005
	11.453904	12.124747	5.86%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.758438	22.380155	33.55%	0	2007
	15.710899	16.758438	6.67%	0	2006
	14.278499	15.710899	10.03%	0	2005
	12.382203	14.278499	15.31%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.357948	16.334538	8.28%	0	2007
	15.084946	16.357948	8.44%	0	2006
	13.912886	15.084946	8.42%	0	2005
	12.116869	13.912886	14.82%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.754088	30.680913	43.34%	0	2007
	21.404153	30.754088	43.68%	0	2006
	16.594691	21.404153	28.98%	0	2005
	14.303663	16.594691	16.02%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.959542	26.236627	25.18%	745	2007
	14.615497	20.959542	43.41%	399	2006
	11.324784	14.615497	29.06%	0	2005
	10.000000	11.324784	13.25%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.946883	10.185777	2.40%	28,833	2007
	9.764882	9.946883	1.86%	10,557	2006
	9.846906	9.764882	-0.83%	9,917	2005
	9.995678	9.846906	-1.49%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.276544	15.491985	8.51%	27	2007
	13.610137	14.276544	4.90%	27	2006
	13.357900	13.610137	1.89%	27	2005
	12.538735	13.357900	6.53%	27	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.925254	18.850203	5.16%	2,644	2007
	15.216368	17.925254	17.80%	2,186	2006
	14.620099	15.216368	4.08%	1,570	2005
	13.025451	14.620099	12.24%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.243514	14.975331	-1.76%	327	2007
	14.815381	15.243514	2.89%	0	2006
	14.728616	14.815381	0.59%	0	2005
	13.467966	14.728616	9.36%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.968579	14.091287	0.88%	9,860	2007
	11.574497	13.968579	20.68%	3,204	2006
	10.000000	11.574497	15.74%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.561171	20.974181	19.43%	0	2007
	15.693430	17.561171	11.90%	0	2006
	14.153500	15.693430	10.88%	0	2005
	12.478426	14.153500	13.42%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.457761	12.547663	0.72%	0	2007
	11.487543	12.457761	8.45%	0	2006
	10.000000	11.487543	14.88%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.670271	16.481860	5.18%	14,899	2007
	14.098104	15.670271	11.15%	3,323	2006
	13.496185	14.098104	4.46%	64	2005
	12.188212	13.496185	10.73%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.398894	10.787854	3.74%	8,450	2007
	10.000000	10.398894	3.99%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.381087	10.448842	0.65%	10,878	2007
	10.000000	10.381087	3.81%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.679747	11.937617	11.78%	643	2007
	10.000000	10.679747	6.80%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.209164	11.165468	9.37%	810	2007
	10.000000	10.209164	2.09%	765	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.742939	-2.57%	9,955	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.802009	13.912672	0.80%	0	2007
	12.765207	13.802009	8.12%	0	2006
	12.754602	12.765207	0.08%	0	2005
	11.851518	12.754602	7.62%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.225838	11.319528	0.83%	0	2007
	10.382986	11.225838	8.12%	0	2006
	10.000000	10.382986	3.83%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	33.658481	47.764617	41.91%	0	2007
	25.258281	33.658481	33.26%	0	2006
	19.525024	25.258281	29.36%	0	2005
	16.584878	19.525024	17.73%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.194833	28.709434	42.16%	0	2007
	15.128016	20.194833	33.49%	0	2006
	11.680295	15.128016	29.52%	0	2005
	10.000000	11.680295	16.80%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.809493	25.592420	17.35%	0	2007
	16.245578	21.809493	34.25%	0	2006
	15.650079	16.245578	3.81%	0	2005
	12.357521	15.650079	26.64%	0	2004

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.242294	20.468780	-3.64%	0	2007
	18.095448	21.242294	17.39%	0	2006
	16.708483	18.095448	8.30%	0	2005
	14.154096	16.708483	18.05%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.292093	10.779417	4.73%	22,088	2007
	10.187930	10.292093	1.02%	3,903	2006
	10.092398	10.187930	0.95%	2,404	2005
	9.998525	10.092398	0.94%	71	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.319101	16.907763	10.37%	0	2007
	15.298461	15.319101	0.13%	0	2006
	14.465240	15.298461	5.76%	0	2005
	13.757420	14.465240	5.15%	0	2004

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.376759	11.458178	10.42%	0	2007
	10.364450	10.376759	0.12%	0	2006
	9.795682	10.364450	5.81%	0	2005
	10.000000	9.795682	-2.04%	0	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.798640	11.545296	6.91%	211	2007
	10.000000	10.798640	7.99%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.445670	11.788746	3.00%	3,141	2007
	11.028581	11.445670	3.78%	5,348	2006
	10.920596	11.028581	0.99%	7,324	2005
	10.675292	10.920596	2.30%	3,141	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	12.912800	13.360214	3.46%	44,944	2007
	12.183035	12.912800	5.99%	6,876	2006
	11.927596	12.183035	2.14%	7,011	2005
	11.386917	11.927596	4.75%	91	2004

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.581696	15.058439	3.27%	119,264	2007
	13.395569	14.581696	8.85%	62,566	2006
	13.007846	13.395569	2.98%	44,151	2005
	12.148707	13.007846	7.07%	24,691	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	16.668854	17.293799	3.75%	40,880	2007
	14.886787	16.668854	11.97%	11,470	2006
	14.222590	14.886787	4.67%	15,154	2005
	12.980195	14.222590	9.57%	6,871	2004

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.335248	18.988244	3.56%	11,200	2007
	16.048897	18.335248	14.25%	11,203	2006
	15.210756	16.048897	5.51%	11,206	2005
	13.646654	15.210756	11.46%	11,210	2004

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.181415	17.195941	6.27%	11,746	2007
	15.096810	16.181415	7.18%	4,066	2006
	14.090577	15.096810	7.14%	2,297	2005
	12.511587	14.090577	12.62%	587	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	18.954496	19.926196	5.13%	614	2007
	17.644672	18.954496	7.42%	622	2006
	16.101426	17.644672	9.58%	26	2005
	14.232843	16.101426	13.13%	26	2004

NVIT NVIT Money Market Fund - Class I - Q/NQ	9.952481	10.193541	2.42%	10,493	2007
	9.739697	9.952481	2.18%	1,271	2006
	9.704345	9.739697	0.36%	1,457	2005
	9.847816	9.704345	-1.46%	0	2004

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	21.000395	21.081183	0.38%	0	2007
	17.550599	21.000395	19.66%	0	2006
	16.060464	17.550599	9.28%	0	2005
	13.691710	16.060464	17.30%	0	2004

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	14.927872	14.983816	0.37%	7,624	2007
	12.475221	14.927872	19.66%	1,582	2006
	11.414522	12.475221	9.29%	0	2005
	10.000000	11.414522	14.15%	0	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	16.030021	17.155884	7.02%	147	2007
	15.922746	16.030021	0.67%	0	2006
	15.118582	15.922746	5.32%	0	2005
	13.666814	15.118582	10.62%	0	2004

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	21.863580	19.824037	-9.33%	0	2007
	19.099944	21.863580	14.47%	0	2006
	19.009541	19.099944	0.48%	0	2005
	16.621856	19.009541	14.36%	0	2004

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.235659	20.152532	-0.41%	580	2007
	18.523315	20.235659	9.24%	393	2006
	16.917200	18.523315	9.49%	0	2005
	14.569685	16.917200	16.11%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.211278	17.095259	5.45%	12,640	2007
	14.623648	16.211278	10.86%	3,370	2006
	13.975414	14.623648	4.64%	0	2005
	13.052629	13.975414	7.07%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.215990	19.019086	17.29%	0	2007
	14.987967	16.215990	8.19%	0	2006
	15.451782	14.987967	-3.00%	0	2005
	15.194664	15.451782	1.69%	0	2004

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.386935	13.344878	17.19%	0	2007
	10.475317	11.386935	8.70%	0	2006
	10.799472	10.475317	-3.00%	0	2005
	10.000000	10.799472	7.99%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.271789	20.614718	19.35%	0	2007
	17.758041	17.271789	-2.74%	0	2006
	16.262915	17.758041	9.19%	0	2005
	14.841506	16.262915	9.58%	858	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.790645	16.934889	-4.81%	8,410	2007
	15.748527	17.790645	12.97%	3,491	2006
	15.497598	15.748527	1.62%	1,512	2005
	13.540723	15.497598	14.45%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.566627	11.827858	2.26%	3,176	2007
	11.286066	11.566627	2.49%	0	2006
	11.298800	11.286066	-0.11%	0	2005
	10.849921	11.298800	4.14%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.252099	16.973093	11.28%	10,707	2007
	14.489237	15.252099	5.27%	11,328	2006
	14.134491	14.489237	2.51%	9,671	2005
	13.562508	14.134491	4.22%	2,739	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.673899	15.210864	3.66%	0	2007
	12.786011	14.673899	14.77%	0	2006
	11.468391	12.786011	11.49%	0	2005
	10.000000	11.468391	14.68%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.354371	23.177337	3.68%	0	2007
	19.484250	22.354371	14.73%	0	2006
	17.474413	19.484250	11.50%	0	2005
	15.037620	17.474413	16.20%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.503199	-4.97%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.605388	13.235262	-2.72%	0	2007
	12.742044	13.605388	6.78%	0	2006
	12.778313	12.742044	-0.28%	0	2005
	12.022598	12.778313	6.29%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.115779	16.405148	1.80%	15,043	2007
	14.365531	16.115779	12.18%	6,492	2006
	13.897389	14.365531	3.37%	1,397	2005
	13.025936	13.897389	6.69%	2,034	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	21.025158	20.263408	-3.62%	2,349	2007
	18.758181	21.025158	12.09%	564	2006
	17.489490	18.758181	7.25%	0	2005
	15.012537	17.489490	16.50%	0	2004

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.492983	14.227984	-8.16%	0	2007
	13.673036	15.492983	13.31%	0	2006
	13.291895	13.673036	2.87%	0	2005
	12.237939	13.291895	8.61%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.607144	20.767014	5.92%	0	2007
	15.704009	19.607144	24.85%	0	2006
	14.317960	15.704009	9.68%	0	2005
	12.605837	14.317960	13.58%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.765218	13.165195	3.13%	30	2007
	12.385068	12.765218	3.07%	67	2006
	11.986914	12.385068	3.32%	67	2005
	11.675220	11.986914	2.67%	67	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.911970	13.096589	9.94%	6,747	2007
	11.145643	11.911970	6.88%	2,040	2006
	10.000000	11.145643	11.46%	241	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.152637	12.237592	0.70%	5,348	2007
	10.477665	12.152637	15.99%	4,557	2006
	10.000000	10.477665	4.78%	505	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.144831	10.433686	2.85%	2,616	2007
	9.976101	10.144831	1.69%	0	2006
	10.000000	9.976101	-0.24%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.528615	10.827458	2.84%	16,303	2007
	10.399944	10.528615	1.24%	1,837	2006
	10.235988	10.399944	1.60%	61	2005
	10.061769	10.235988	1.73%	35	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.956447	16.592799	3.99%	0	2007
	14.731199	15.956447	8.32%	0	2006
	13.438445	14.731199	9.62%	0	2005
	12.488971	13.438445	7.60%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.392875	22.148461	-19.15%	0	2007
	20.354072	27.392875	34.58%	0	2006
	17.833735	20.354072	14.13%	0	2005
	13.407628	17.833735	33.01%	0	2004

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.177393	17.009003	-0.98%	873	2007
	15.566165	17.177393	10.35%	874	2006
	15.111304	15.566165	3.01%	1,630	2005
	13.954516	15.111304	8.29%	280	2004
	10.000000	13.954516	39.55%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.140132	16.525352	9.15%	1,392	2007
	14.610497	15.140132	3.63%	1,395	2006
	13.772007	14.610497	6.09%	1,398	2005
	13.256686	13.772007	3.89%	1,403	2004
	10.000000	13.256686	32.57%	530	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.920139	20.432222	7.99%	0	2007
	16.656569	18.920139	13.59%	0	2006
	15.601818	16.656569	6.76%	0	2005
	13.853695	15.601818	12.62%	0	2004
	10.000000	13.853695	38.54%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.234567	17.654334	2.44%	0	2007
	15.078192	17.234567	14.30%	0	2006
	14.754015	15.078192	2.20%	405	2005
	13.577608	14.754015	8.66%	427	2004
	10.000000	13.577608	35.78%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.847239	19.684436	-0.82%	0	2007
	17.787053	19.847239	11.58%	0	2006
	17.072377	17.787053	4.19%	0	2005
	14.674992	17.072377	16.34%	0	2004
	10.000000	14.674992	46.75%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.125135	16.656567	-2.74%	0	2007
	15.004311	17.125135	14.13%	0	2006
	14.692774	15.004311	2.12%	0	2005
	13.358781	14.692774	9.99%	0	2004
	10.000000	13.358781	33.59%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.452720	22.408037	15.19%	0	2007
	15.960264	19.452720	21.88%	0	2006
	14.442011	15.960264	10.51%	0	2005
	12.879046	14.442011	12.14%	0	2004
	10.000000	12.879046	28.79%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.064825	17.350875	15.17%	0	2007
	12.348132	15.064825	22.00%	0	2006
	11.186668	12.348132	10.38%	0	2005
	10.000000	11.186668	11.87%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.078908	12.466537	-4.68%	0	2007
	11.133943	13.078908	17.47%	0	2006
	10.000000	11.133943	11.34%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.142149	15.514128	18.05%	0	2007
	13.922532	13.142149	-5.61%	0	2006
	13.973396	13.922532	-0.36%	0	2005
	12.932735	13.973396	8.05%	0	2004
	10.000000	12.932735	29.33%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.833512	16.496148	-7.50%	282	2007
	15.407286	17.833512	15.75%	282	2006
	15.038867	15.407286	2.45%	282	2005
	13.481870	15.038867	11.55%	0	2004
	10.000000	13.481870	34.82%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.999967	16.356694	36.31%	0	2007
	11.280569	11.999967	6.38%	0	2006
	10.000000	11.280569	12.81%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.505971	11.237420	6.96%	0	2007
	10.584599	10.505971	-0.74%	0	2006
	10.666402	10.584599	-0.77%	0	2005
	10.317953	10.666402	3.38%	0	2004
	10.000000	10.317953	3.18%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.154878	19.559767	-2.95%	0	2007
	18.029765	20.154878	11.79%	0	2006
	17.208156	18.029765	4.77%	0	2005
	14.450589	17.208156	19.08%	0	2004
	10.000000	14.450589	44.51%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.346335	16.765403	2.56%	1,655	2007
	14.521814	16.346335	12.56%	2,003	2006
	14.231683	14.521814	2.04%	2,004	2005
	13.200110	14.231683	7.81%	2,006	2004
	10.000000	13.200110	32.00%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.871448	15.522995	4.38%	0	2007
	13.097671	14.871448	13.54%	0	2006
	12.874963	13.097671	1.73%	0	2005
	12.574887	12.874963	2.39%	0	2004
	10.000000	12.574887	25.75%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.481086	13.417089	-13.33%	0	2007
	15.305702	15.481086	1.15%	0	2006
	14.840344	15.305702	3.14%	0	2005
	13.678782	14.840344	8.49%	0	2004
	10.000000	13.678782	36.79%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.470703	14.502872	-11.95%	0	2007
	14.471698	16.470703	13.81%	0	2006
	14.136221	14.471698	2.37%	0	2005
	13.213530	14.136221	6.98%	297	2004
	10.000000	13.213530	32.14%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.131593	16.206899	7.11%	216	2007
	13.375795	15.131593	13.13%	216	2006
	13.461571	13.375795	-0.64%	216	2005
	12.863838	13.461571	4.65%	217	2004
	10.000000	12.863838	28.64%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.236138	9.850905	-3.76%	0	2007
	10.000000	10.236138	2.36%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.287329	10.566036	2.71%	0	2007
	10.131702	10.287329	1.54%	0	2006
	10.268223	10.131702	-1.33%	0	2005
	10.172250	10.268223	0.94%	0	2004
	10.000000	10.172250	1.72%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.528130	21.231594	14.59%	778	2007
	17.017632	18.528130	8.88%	778	2006
	14.931325	17.017632	13.97%	1,261	2005
	13.270967	14.931325	12.51%	0	2004
	10.000000	13.270967	32.71%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.163091	21.573326	42.28%	0	2007
	13.307881	15.163091	13.94%	0	2006
	10.000000	13.307881	33.08%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.877300	17.686113	-1.07%	2,268	2007
	15.256422	17.877300	17.18%	2,270	2006
	14.790610	15.256422	3.15%	2,796	2005
	13.609869	14.790610	8.68%	2,152	2004
	10.000000	13.609869	36.10%	1,004	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.382194	12.055503	5.92%	0	2007
	10.630924	11.382194	7.07%	0	2006
	10.000000	10.630924	6.31%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.935664	12.821849	7.42%	0	2007
	10.935802	11.935664	9.14%	0	2006
	10.000000	10.935802	9.36%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.294282	13.340761	8.51%	0	2007
	11.142720	12.294282	10.33%	0	2006
	10.000000	11.142720	11.43%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.870760	18.399897	23.73%	0	2007
	14.281288	14.870760	4.13%	0	2006
	13.854142	14.281288	3.08%	0	2005
	13.750936	13.854142	0.75%	301	2004
	10.000000	13.750936	37.51%	303	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.548602	10.725576	1.68%	10,304	2007
	10.367395	10.548602	1.75%	7,293	2006
	10.413473	10.367395	-0.44%	0	2005
	10.229990	10.413473	1.79%	0	2004
	10.000000	10.229990	2.30%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.954539	24.736512	12.67%	1,500	2007
	19.990528	21.954539	9.82%	1,500	2006
	17.336262	19.990528	15.31%	1,438	2005
	14.234449	17.336262	21.79%	455	2004
	10.000000	14.234449	42.34%	455	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.716874	24.832533	14.35%	0	2007
	18.872516	21.716874	15.07%	0	2006
	16.261101	18.872516	16.06%	0	2005
	14.688244	16.261101	10.71%	0	2004
	10.000000	14.688244	46.88%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.640636	16.742107	14.35%	0	2007
	12.718704	14.640636	15.11%	0	2006
	10.962580	12.718704	16.02%	0	2005
	10.000000	10.962580	9.63%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.843249	21.469174	3.00%	167	2007
	18.388802	20.843249	13.35%	168	2006
	18.374502	18.388802	0.08%	272	2005
	16.520633	18.374502	11.22%	0	2004
	10.000000	16.520633	65.21%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.044680	11.194646	1.36%	0	2007
	10.000000	11.044680	10.45%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.408204	15.597923	-4.94%	1,089	2007
	14.338212	16.408204	14.44%	1,093	2006
	14.188607	14.338212	1.05%	1,369	2005
	13.083537	14.188607	8.45%	495	2004
	10.000000	13.083537	30.84%	495	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.000927	20.026926	-4.64%	0	2007
	18.373806	21.000927	14.30%	0	2006
	17.289265	18.373806	6.27%	0	2005
	14.300269	17.289265	20.90%	0	2004
	10.000000	14.300269	43.00%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.789451	19.850900	25.72%	0	2007
	12.608573	15.789451	25.23%	0	2006
	10.000000	12.608573	26.09%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.213295	22.798165	12.79%	0	2007
	17.034584	20.213295	18.66%	0	2006
	15.825148	17.034584	7.64%	0	2005
	13.665513	15.825148	15.80%	0	2004
	10.000000	13.665513	36.66%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.618971	16.486849	12.78%	1,542	2007
	12.318381	14.618971	18.68%	1,476	2006
	11.447566	12.318381	7.61%	0	2005
	10.000000	11.447566	14.48%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.727678	11.635851	8.47%	0	2007
	9.729853	10.727678	10.26%	0	2006
	10.000000	9.729853	-2.70%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.862880	13.746388	7.88%	0	2007
	12.742004	13.862880	8.80%	0	2006
	12.113119	12.742004	5.19%	0	2005
	11.448775	12.113119	5.80%	0	2004
	10.000000	11.448775	14.49%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.725332	22.324473	33.48%	0	2007
	15.687863	16.725332	6.61%	0	2006
	14.264830	15.687863	9.98%	0	2005
	12.376674	14.264830	15.26%	0	2004
	10.000000	12.376674	23.77%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.327351	16.303985	8.23%	0	2007
	15.064405	16.327351	8.38%	0	2006
	13.901030	15.064405	8.37%	303	2005
	12.112736	13.901030	14.76%	319	2004
	10.000000	12.112736	21.13%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.693275	30.620244	43.27%	0	2007
	21.372724	30.693275	43.61%	0	2006
	16.578769	21.372724	28.92%	0	2005
	14.297256	16.578769	15.96%	0	2004
	10.000000	14.297256	42.97%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.931098	26.187552	25.11%	0	2007
	14.603102	20.931098	43.33%	673	2006
	11.320948	14.603102	28.99%	0	2005
	10.000000	11.320948	13.21%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.927203	10.160396	2.35%	10,318	2007
	9.750532	9.927203	1.81%	7,530	2006
	9.837446	9.750532	-0.88%	0	2005
	9.991187	9.837446	-1.54%	0	2004
	10.000000	9.991187	-0.09%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.248328	15.453408	8.46%	0	2007
	13.590161	14.248328	4.84%	0	2006
	13.345092	13.590161	1.84%	0	2005
	12.533128	13.345092	6.48%	331	2004
	10.000000	12.533128	25.33%	332	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.889816	18.803264	5.11%	267	2007
	15.194031	17.889816	17.74%	267	2006
	14.606086	15.194031	4.03%	392	2005
	13.019620	14.606086	12.19%	0	2004
	10.000000	13.019620	30.20%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.213377	14.938033	-1.81%	0	2007
	14.793639	15.213377	2.84%	0	2006
	14.714497	14.793639	0.54%	0	2005
	13.461934	14.714497	9.30%	0	2004
	10.000000	13.461934	34.62%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.956703	14.072064	0.83%	3,502	2007
	11.570562	13.956703	20.62%	3,260	2006
	10.000000	11.570562	15.71%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.525334	20.920615	19.37%	0	2007
	15.669395	17.525334	11.84%	0	2006
	14.139029	15.669395	10.82%	0	2005
	12.472049	14.139029	13.37%	0	2004
	10.000000	12.472049	24.72%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.447196	12.530566	0.67%	0	2007
	11.483661	12.447196	8.39%	0	2006
	10.000000	11.483661	14.84%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.640952	16.442567	5.13%	5,825	2007
	14.078903	15.640952	11.09%	5,148	2006
	13.484673	14.078903	4.41%	458	2005
	12.184056	13.484673	10.67%	483	2004
	10.000000	12.184056	21.84%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.395373	10.778659	3.69%	298	2007
	10.000000	10.395373	3.95%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.377569	10.439925	0.60%	304	2007
	10.000000	10.377569	3.78%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.676121	11.927430	11.72%	0	2007
	10.000000	10.676121	6.76%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.205698	11.155936	9.31%	0	2007
	10.000000	10.205698	2.06%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.739606	-2.60%	342	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.774706	13.878013	0.75%	0	2007
	12.746458	13.774706	8.07%	0	2006
	12.742365	12.746458	0.03%	0	2005
	11.846198	12.742365	7.57%	0	2004
	10.000000	11.846198	18.46%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.216305	11.304100	0.78%	0	2007
	10.379470	11.216305	8.06%	0	2006
	10.000000	10.379470	3.79%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	33.591997	47.645783	41.84%	0	2007
	25.221251	33.591997	33.19%	0	2006
	19.506334	25.221251	29.30%	0	2005
	16.577470	19.506334	17.67%	0	2004
	10.000000	16.577470	65.77%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.167432	28.655761	42.09%	0	2007
	15.115197	20.167432	33.42%	0	2006
	11.676345	15.115197	29.45%	0	2005
	10.000000	11.676345	16.76%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.766393	25.528716	17.29%	0	2007
	16.221749	21.766393	34.18%	0	2006
	15.635103	16.221749	3.75%	0	2005
	12.352000	15.635103	26.58%	0	2004
	10.000000	12.352000	23.52%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.200305	20.417798	-3.69%	0	2007
	18.068893	21.200305	17.33%	0	2006
	16.692476	18.068893	8.25%	0	2005
	14.147762	16.692476	17.99%	0	2004
	10.000000	14.147762	41.48%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.271709	10.752526	4.68%	8,987	2007
	10.172939	10.271709	0.97%	6,509	2006
	10.082699	10.172939	0.89%	0	2005
	9.994036	10.082699	0.89%	0	2004
	10.000000	9.994036	-0.06%	0	2003*

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.288797	16.865642	10.31%	0	2007
	15.275997	15.288797	0.08%	0	2006
	14.451367	15.275997	5.71%	0	2005
	13.751262	14.451367	5.09%	0	2004
	10.000000	13.751262	37.51%	0	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.362662	11.436731	10.36%	0	2007
	10.355653	10.362662	0.07%	0	2006
	9.792370	10.355653	5.75%	0	2005
	10.000000	9.792370	-2.08%	0	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.794987	11.535449	6.86%	0	2007
	10.000000	10.794987	7.95%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.423014	11.759376	2.94%	42,595	2007
	11.012370	11.423014	3.73%	42,595	2006
	10.910111	11.012370	0.94%	42,595	2005
	10.670507	10.910111	2.25%	42,595	2004
	10.000000	10.670507	6.71%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	12.887234	13.326911	3.41%	157	2007
	12.165117	12.887234	5.94%	157	2006
	11.916137	12.165117	2.09%	157	2005
	11.381802	11.916137	4.69%	0	2004
	10.000000	11.381802	13.82%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.552819	15.020895	3.22%	102,985	2007
	13.375868	14.552819	8.80%	103,269	2006
	12.995346	13.375868	2.93%	16,357	2005
	12.143248	12.995346	7.02%	12,802	2004
	10.000000	12.143248	21.43%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	16.635903	17.250735	3.70%	29,573	2007
	14.864940	16.635903	11.91%	29,681	2006
	14.208967	14.864940	4.62%	27,453	2005
	12.974386	14.208967	9.52%	12,805	2004
	10.000000	12.974386	29.74%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.299007	18.940954	3.51%	9,281	2007
	16.025349	18.299007	14.19%	9,281	2006
	15.196187	16.025349	5.46%	9,283	2005
	13.640553	15.196187	11.40%	6,313	2004
	10.000000	13.640553	36.41%	480	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.151151	17.154960	6.22%	3,090	2007
	15.076266	16.151151	7.13%	2,702	2006
	14.078585	15.076266	7.09%	518	2005
	12.507326	14.078585	12.56%	0	2004
	10.000000	12.507326	25.07%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	18.917010	19.876563	5.07%	1,517	2007
	17.618761	18.917010	7.37%	1,831	2006
	16.085989	17.618761	9.53%	1,832	2005
	14.226488	16.085989	13.07%	1,832	2004
	10.000000	14.226488	42.26%	0	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	9.932596	10.167942	2.37%	2,785	2007
	9.725197	9.932596	2.13%	1,756	2006
	9.694844	9.725197	0.31%	0	2005
	9.843208	9.694844	-1.51%	0	2004
	10.000000	9.843208	-1.57%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	20.961096	21.030912	0.33%	0	2007
	17.526693	20.961096	19.60%	0	2006
	16.064770	17.526693	9.22%	0	2005
	13.687034	16.064770	17.24%	0	2004
	10.000000	13.687034	36.87%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	14.907610	14.955775	0.32%	2,636	2007
	12.464647	14.907610	19.60%	1,860	2006
	11.410668	12.464647	9.24%	0	2005
	10.000000	11.410668	14.11%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	15.998343	17.113159	6.97%	0	2007
	15.899389	15.998343	0.62%	0	2006
	15.104108	15.899389	5.27%	0	2005
	13.660706	15.104108	10.57%	0	2004
	10.000000	13.660706	36.61%	0	2003*

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	21.820354	19.774663	-9.38%	0	2007
	19.071913	21.820354	14.41%	0	2006
	18.991325	19.071913	0.42%	0	2005
	16.614418	18.991325	14.31%	0	2004
	10.000000	16.614418	66.14%	0	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.195647	20.102337	-0.46%	619	2007
	18.496109	20.195647	9.19%	653	2006
	16.900974	18.496109	9.44%	0	2005
	14.563156	16.900974	16.05%	0	2004
	10.000000	14.563156	45.63%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.179237	17.052689	5.40%	4,705	2007
	14.602188	16.179237	10.80%	4,278	2006
	13.962018	14.602188	4.59%	421	2005
	13.046787	13.962018	7.01%	444	2004
	10.000000	13.046787	30.47%	0	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.183931	18.971734	17.23%	0	2007
	14.965969	16.183931	8.14%	0	2006
	15.436974	14.965969	-3.05%	0	2005
	15.187861	15.436974	1.64%	0	2004
	10.000000	15.187861	51.88%	0	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.371483	13.319925	17.13%	0	2007
	10.466439	11.371483	8.65%	0	2006
	10.795826	10.466439	-3.05%	0	2005
	10.000000	10.795826	7.96%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.237641	20.563386	19.29%	0	2007
	17.731969	17.237641	-2.79%	0	2006
	16.247317	17.731969	9.14%	0	2005
	14.834866	16.247317	9.52%	0	2004
	10.000000	14.834866	48.35%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.755498	16.892731	-4.86%	3,126	2007
	15.725424	17.755498	12.91%	3,092	2006
	15.482762	15.725424	1.57%	0	2005
	13.534669	15.482762	14.39%	0	2004
	10.000000	13.534669	35.35%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.543724	11.798369	2.21%	0	2007
	11.269480	11.543724	2.43%	0	2006
	11.287951	11.269480	-0.16%	0	2005
	10.845052	11.287951	4.08%	0	2004
	10.000000	10.845052	8.45%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.221927	16.930818	11.23%	216	2007
	14.467947	15.221927	5.21%	217	2006
	14.120916	14.467947	2.46%	349	2005
	13.556433	14.120916	4.16%	0	2004
	10.000000	13.556433	35.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.653968	15.182394	3.61%	0	2007
	12.775168	14.653968	14.71%	0	2006
	11.464515	12.775168	11.43%	0	2005
	10.000000	11.464515	14.65%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.310173	23.119610	3.63%	0	2007
	19.455643	22.310173	14.67%	0	2006
	17.457662	19.455643	11.44%	0	2005
	15.030884	17.457662	16.15%	0	2004
	10.000000	15.030884	50.31%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.499943	-5.00%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.578458	13.202261	-2.77%	0	2007
	12.723332	13.578458	6.72%	0	2006
	12.766047	12.723332	-0.33%	0	2005
	12.017205	12.766047	6.23%	0	2004
	10.000000	12.017205	20.17%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.083909	16.364280	1.74%	5,093	2007
	14.344443	16.083909	12.13%	4,959	2006
	13.884059	14.344443	3.32%	929	2005
	13.020103	13.884059	6.64%	951	2004
	10.000000	13.020103	30.20%	504	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	20.983612	20.212960	-3.67%	736	2007
	18.730671	20.983612	12.03%	626	2006
	17.472746	18.730671	7.20%	0	2005
	15.005824	17.472746	16.44%	0	2004
	10.000000	15.005824	50.06%	0	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.464005	14.194062	-8.21%	0	2007
	13.654420	15.464005	13.25%	0	2006
	13.280570	13.654420	2.82%	0	2005
	12.233767	13.280570	8.56%	0	2004
	10.000000	12.233767	22.34%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.570440	20.717476	5.86%	0	2007
	15.682599	19.570440	24.79%	0	2006
	14.305748	15.682599	9.62%	0	2005
	12.601537	14.305748	13.52%	0	2004
	10.000000	12.601537	26.02%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.741344	13.133811	3.08%	0	2007
	12.368215	12.741344	3.02%	0	2006
	11.976695	12.368215	3.27%	0	2005
	11.671236	11.976695	2.62%	0	2004
	10.000000	11.671236	16.71%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.901856	13.078738	9.89%	1,190	2007
	11.141862	11.901856	6.82%	0	2006
	10.000000	11.141862	11.42%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.142333	12.220927	0.65%	0	2007
	10.474110	12.142333	15.93%	0	2006
	10.000000	10.474110	4.74%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.136214	10.419461	2.79%	0	2007
	9.972717	10.136214	1.64%	0	2006
	10.000000	9.972717	-0.27%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.508882	10.801613	2.79%	6,604	2007
	10.385759	10.508882	1.19%	4,798	2006
	10.227246	10.385759	1.55%	0	2005
	10.058336	10.227246	1.68%	0	2004
	10.000000	10.058336	0.58%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.923891	16.550435	3.93%	0	2007
	14.708653	15.923891	8.26%	0	2006
	13.424716	14.708653	9.56%	0	2005
	12.482592	13.424716	7.55%	0	2004
	10.000000	12.482592	24.83%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.336964	22.091880	-19.19%	0	2007
	20.322889	27.336964	34.51%	0	2006
	17.815509	20.322889	14.07%	0	2005
	13.400778	17.815509	32.94%	0	2004
	10.000000	13.400778	34.01%	0	2003*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.143399	16.966613	-1.03%	521	2007
	15.543300	17.143399	10.29%	525	2006
	15.096803	15.543300	2.96%	20	2005
	13.948259	15.096803	8.23%	36	2004
	10.000000	13.948259	39.48%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.110168	16.484146	9.09%	7,293	2007
	14.589032	15.110168	3.57%	917	2006
	13.758790	14.589032	6.03%	737	2005
	13.250739	13.758790	3.83%	0	2004
	10.000000	13.250739	32.51%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.882706	20.381302	7.94%	631	2007
	16.632103	18.882706	13.53%	1,072	2006
	15.586844	16.632103	6.71%	2,901	2005
	13.847484	15.586844	12.56%	1,926	2004
	10.000000	13.847484	38.47%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.200484	17.610360	2.38%	0	2007
	15.056052	17.200484	14.24%	0	2006
	14.739868	15.056052	2.15%	0	2005
	13.571529	14.739868	8.61%	0	2004
	10.000000	13.571529	35.72%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.807979	19.635378	-0.87%	0	2007
	17.760940	19.807979	11.53%	0	2006
	17.056004	17.760940	4.13%	0	2005
	14.668433	17.056004	16.28%	0	2004
	10.000000	14.668433	46.68%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.091271	16.615074	-2.79%	0	2007
	14.982286	17.091271	14.08%	0	2006
	14.678696	14.982286	2.07%	0	2005
	13.352802	14.678696	9.93%	0	2004
	10.000000	13.352802	33.53%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.414235	22.352203	15.13%	0	2007
	15.936810	19.414235	21.82%	0	2006
	14.428146	15.936810	10.46%	0	2005
	12.873270	14.428146	12.08%	0	2004
	10.000000	12.873270	28.73%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.044404	17.318440	15.12%	0	2007
	12.337676	15.044404	21.94%	0	2006
	11.182886	12.337676	10.33%	0	2005
	10.000000	11.182886	11.83%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.067810	12.449547	-4.73%	1,503	2007
	11.130171	13.067810	17.41%	1,840	2006
	10.000000	11.130171	11.30%	1,022	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.116152	15.475480	17.99%	1,350	2007
	13.902087	13.116152	-5.65%	468	2006
	13.960000	13.902087	-0.41%	23	2005
	12.926950	13.960000	7.99%	40	2004
	10.000000	12.926950	29.27%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.798235	16.455049	-7.55%	2,031	2007
	15.384657	17.798235	15.69%	1,465	2006
	15.024439	15.384657	2.40%	3,237	2005
	13.475824	15.024439	11.49%	1,990	2004
	10.000000	13.475824	34.76%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.989774	16.334396	36.24%	2,061	2007
	11.276749	11.989774	6.32%	504	2006
	10.000000	11.276749	12.77%	21	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.484510	11.208694	6.91%	18,815	2007
	10.568371	10.484510	-0.79%	1,101	2006
	10.655487	10.568371	-0.82%	1,079	2005
	10.312673	10.655487	3.32%	0	2004
	10.000000	10.312673	3.13%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.115008	19.511021	-3.00%	5,276	2007
	18.003287	20.115008	11.73%	0	2006
	17.191656	18.003287	4.72%	0	2005
	14.444121	17.191656	19.02%	0	2004
	10.000000	14.444121	44.44%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.313974	16.723589	2.51%	2,399	2007
	14.500481	16.313974	12.51%	1,665	2006
	14.218015	14.500481	1.99%	1,714	2005
	13.194190	14.218015	7.76%	35	2004
	10.000000	13.194190	31.94%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.842000	15.484277	4.33%	99	2007
	13.078414	14.842000	13.48%	265	2006
	12.862598	13.078414	1.68%	23	2005
	12.569236	12.862598	2.33%	38	2004
	10.000000	12.569236	25.69%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.450461	13.383655	-13.38%	0	2007
	15.283224	15.450461	1.09%	0	2006
	14.826107	15.283224	3.08%	0	2005
	13.672660	14.826107	8.44%	0	2004
	10.000000	13.672660	36.73%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.438132	14.466736	-11.99%	115	2007
	14.450458	16.438132	13.76%	117	2006
	14.122675	14.450458	2.32%	118	2005
	13.207618	14.122675	6.93%	119	2004
	10.000000	13.207618	32.08%	121	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.101647	16.166502	7.05%	0	2007
	13.356142	15.101647	13.07%	0	2006
	13.448665	13.356142	-0.69%	0	2005
	12.858073	13.448665	4.59%	0	2004
	10.000000	12.858073	28.58%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.232664	9.842498	-3.81%	0	2007
	10.000000	10.232664	2.33%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.266953	10.539678	2.66%	2,695	2007
	10.116795	10.266953	1.48%	752	2006
	10.258337	10.116795	-1.38%	1,646	2005
	10.167671	10.258337	0.89%	0	2004
	10.000000	10.167671	1.68%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.491453	21.178654	14.53%	6,353	2007
	16.992620	18.491453	8.82%	2,045	2006
	14.916987	16.992620	13.91%	1,330	2005
	13.265016	14.916987	12.45%	35	2004
	10.000000	13.265016	32.65%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.150214	21.543912	42.20%	0	2007
	13.303376	15.150214	13.88%	0	2006
	10.000000	13.303376	33.03%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.841935	17.642038	-1.12%	3,434	2007
	15.234015	17.841935	17.12%	2,571	2006
	14.776419	15.234015	3.10%	2,048	2005
	13.603772	14.776419	8.62%	34	2004
	10.000000	13.603772	36.04%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.372528	12.039071	5.86%	27,414	2007
	10.627320	11.372528	7.01%	27,681	2006
	10.000000	10.627320	6.27%	9,065	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.925522	12.804368	7.37%	8,082	2007
	10.932085	11.925522	9.09%	0	2006
	10.000000	10.932085	9.32%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.283828	13.322549	8.46%	43,722	2007
	11.138935	12.283828	10.28%	35,160	2006
	10.000000	11.138935	11.39%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.841311	18.354004	23.67%	1,185	2007
	14.260291	14.841311	4.07%	11	2006
	13.840838	14.260291	3.03%	23	2005
	13.744768	13.840838	0.70%	36	2004
	10.000000	13.744768	37.45%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.527722	10.698836	1.63%	102,484	2007
	10.352158	10.527722	1.70%	41,947	2006
	10.403467	10.352158	-0.49%	16,281	2005
	10.225391	10.403467	1.74%	0	2004
	10.000000	10.225391	2.25%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.911113	24.674874	12.61%	1,519	2007
	19.961162	21.911113	9.77%	1,277	2006
	17.319629	19.961162	15.25%	1,101	2005
	14.228073	17.319629	21.73%	31	2004
	10.000000	14.228073	42.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.673946	24.770690	14.29%	0	2007
	18.844819	21.673946	15.01%	0	2006
	16.245524	18.844819	16.00%	0	2005
	14.681680	16.245524	10.65%	0	2004
	10.000000	14.681680	46.82%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.620747	16.710756	14.29%	247	2007
	12.707924	14.620747	15.05%	0	2006
	10.958871	12.707924	15.96%	0	2005
	10.000000	10.958871	9.59%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.801986	21.415648	2.95%	155	2007
	18.361767	20.801986	13.29%	182	2006
	18.356870	18.361767	0.03%	190	2005
	16.513232	18.356870	11.16%	29	2004
	10.000000	16.513232	65.13%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.040930	11.185080	1.31%	138	2007
	10.000000	11.040930	10.41%	134	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.375723	15.559038	-4.99%	2,038	2007
	14.317130	16.375723	14.38%	2,842	2006
	14.174982	14.317130	1.00%	2,484	2005
	13.077676	14.174982	8.39%	117	2004
	10.000000	13.077676	30.78%	117	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.959357	19.976991	-4.69%	0	2007
	18.346803	20.959357	14.24%	0	2006
	17.272672	18.346803	6.22%	0	2005
	14.293865	17.272672	20.84%	0	2004
	10.000000	14.293865	42.94%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.776045	19.823856	25.66%	0	2007
	12.604311	15.776045	25.16%	0	2006
	10.000000	12.604311	26.04%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.173294	22.741356	12.73%	0	2007
	17.009548	20.173294	18.60%	0	2006
	15.809963	17.009548	7.59%	0	2005
	13.659387	15.809963	15.74%	0	2004
	10.000000	13.659387	36.59%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.599101	16.455978	12.72%	40,512	2007
	12.307923	14.599101	18.62%	13,551	2006
	11.443684	12.307923	7.55%	3,515	2005
	10.000000	11.443684	14.44%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.718562	11.619981	8.41%	0	2007
	9.726551	10.718562	10.20%	0	2006
	10.000000	9.726551	-2.73%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.835421	13.719160	7.83%	0	2007
	12.723262	13.835421	8.74%	0	2006
	12.101488	12.723262	5.14%	0	2005
	11.443645	12.101488	5.75%	0	2004
	10.000000	11.443645	14.44%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.692231	22.268831	33.41%	630	2007
	15.664813	16.692231	6.56%	0	2006
	14.251148	15.664813	9.92%	0	2005
	12.371130	14.251148	15.20%	0	2004
	10.000000	12.371130	23.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.296764	16.273441	8.17%	0	2007
	15.043869	16.296764	8.33%	0	2006
	13.889169	15.043869	8.31%	0	2005
	12.108597	13.889169	14.71%	0	2004
	10.000000	12.108597	21.09%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.632555	30.559669	43.19%	0	2007
	21.341330	30.632555	43.54%	0	2006
	16.562866	21.341330	28.85%	0	2005
	14.290852	16.562866	15.90%	0	2004
	10.000000	14.290852	42.91%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.902675	26.138542	25.05%	2,745	2007
	14.590722	20.902675	43.26%	3,497	2006
	11.317119	14.590722	28.93%	0	2005
	10.000000	11.317119	13.17%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.907529	10.135052	2.30%	120,957	2007
	9.736191	9.907529	1.76%	49,199	2006
	9.828001	9.736191	-0.93%	2,483	2005
	9.986709	9.828001	-1.59%	0	2004
	10.000000	9.986709	-0.13%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.220129	15.414900	8.40%	512	2007
	13.570197	14.220129	4.79%	550	2006
	13.332303	13.570197	1.78%	97	2005
	12.527515	13.332303	6.42%	0	2004
	10.000000	12.527515	25.28%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.854393	18.756381	5.05%	13,281	2007
	15.171686	17.854393	17.68%	1,842	2006
	14.592051	15.171686	3.97%	1,236	2005
	13.013769	14.592051	12.13%	122	2004
	10.000000	13.013769	30.14%	122	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.183234	14.900766	-1.86%	0	2007
	14.771886	15.183234	2.78%	0	2006
	14.700363	14.771886	0.49%	0	2005
	13.455901	14.700363	9.25%	0	2004
	10.000000	13.455901	34.56%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.944859	14.052887	0.77%	49,272	2007
	11.566642	13.944859	20.56%	29,028	2006
	10.000000	11.566642	15.67%	7,625	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.489575	20.867195	19.31%	0	2007
	15.645407	17.489575	11.79%	0	2006
	14.124584	15.645407	10.77%	0	2005
	12.465689	14.124584	13.31%	0	2004
	10.000000	12.465689	24.66%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.436620	12.513470	0.62%	0	2007
	11.479761	12.436620	8.34%	241	2006
	10.000000	11.479761	14.80%	241	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.611658	16.403325	5.07%	75,186	2007
	14.059715	15.611658	11.04%	37,530	2006
	13.473176	14.059715	4.35%	9,668	2005
	12.179899	13.473176	10.62%	0	2004
	10.000000	12.179899	21.80%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.391833	10.769435	3.63%	4,903	2007
	10.000000	10.391833	3.92%	1,729	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.374046	10.431022	0.55%	2,289	2007
	10.000000	10.374046	3.74%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.672505	11.917257	11.66%	191	2007
	10.000000	10.672505	6.73%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.202232	11.146413	9.25%	3,830	2007
	10.000000	10.202232	2.02%	3,900	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.736275	-2.64%	10,504	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.747460	13.843431	0.70%	0	2007
	12.727746	13.747460	8.01%	0	2006
	12.730150	12.727746	-0.02%	0	2005
	11.840898	12.730150	7.51%	0	2004
	10.000000	11.840898	18.41%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.206774	11.288687	0.73%	0	2007
	10.375946	11.206774	8.01%	0	2006
	10.000000	10.375946	3.76%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	33.525551	47.527096	41.76%	0	2007
	25.184211	33.525551	33.12%	0	2006
	19.487625	25.184211	29.23%	0	2005
	16.570047	19.487625	17.61%	0	2004
	10.000000	16.570047	65.70%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.140066	28.602167	42.02%	0	2007
	15.102390	20.140066	33.36%	0	2006
	11.672400	15.102390	29.39%	0	2005
	10.000000	11.672400	16.72%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.723289	25.465060	17.22%	0	2007
	16.197889	21.723289	34.11%	0	2006
	15.620076	16.197889	3.70%	0	2005
	12.346440	15.620076	26.51%	0	2004
	10.000000	12.346440	23.46%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.158351	20.366909	-3.74%	0	2007
	18.042341	21.158351	17.27%	0	2006
	16.676459	18.042341	8.19%	0	2005
	14.141420	16.676459	17.93%	0	2004
	10.000000	14.141420	41.41%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.251375	10.725721	4.63%	96,963	2007
	10.157990	10.251375	0.92%	43,159	2006
	10.073025	10.157990	0.84%	16,244	2005
	9.989553	10.073025	0.84%	0	2004
	10.000000	9.989553	-0.10%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.258535	16.823600	10.26%	0	2007
	15.253552	15.258535	0.03%	0	2006
	14.437498	15.253552	5.65%	0	2005
	13.745097	14.437498	5.04%	0	2004
	10.000000	13.745097	37.45%	0	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.348575	11.415312	10.31%	0	2007
	10.346862	10.348575	0.02%	0	2006
	9.789044	10.346862	5.70%	0	2005
	10.000000	9.789044	-2.11%	0	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.791318	11.525594	6.80%	12,164	2007
	10.000000	10.791318	7.91%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.400425	11.730073	2.89%	2,178	2007
	10.996193	11.400425	3.68%	2,178	2006
	10.899641	10.996193	0.89%	6,557	2005
	10.665718	10.899641	2.19%	140	2004
	10.000000	10.665718	6.66%	140	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	12.861755	13.293726	3.36%	13,633	2007
	12.147263	12.861755	5.88%	2,516	2006
	11.904707	12.147263	2.04%	2,518	2005
	11.376700	11.904707	4.64%	133	2004
	10.000000	11.376700	13.77%	133	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.524060	14.983500	3.16%	84,283	2007
	13.356251	14.524060	8.74%	72,789	2006
	12.982902	13.356251	2.88%	30,801	2005
	12.137820	12.982902	6.96%	7,224	2004
	10.000000	12.137820	21.38%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	16.602976	17.207732	3.64%	60,846	2007
	14.843088	16.602976	11.86%	34,570	2006
	14.195319	14.843088	4.56%	16,491	2005
	12.968571	14.195319	9.46%	0	2004
	10.000000	12.968571	29.69%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.262793	18.893750	3.45%	16,565	2007
	16.001796	18.262793	14.13%	16,923	2006
	15.181595	16.001796	5.40%	18,426	2005
	13.634433	15.181595	11.35%	9,066	2004
	10.000000	13.634433	36.34%	0	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.120912	17.114025	6.16%	40,663	2007
	15.055720	16.120912	7.07%	20,141	2006
	14.066564	15.055720	7.03%	7,805	2005
	12.503049	14.066564	12.51%	0	2004
	10.000000	12.503049	25.03%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	18.879598	19.827051	5.02%	13,480	2007
	17.592905	18.879598	7.31%	1,126	2006
	16.070571	17.592905	9.47%	2,645	2005
	14.220117	16.070571	13.01%	1,873	2004
	10.000000	14.220117	42.20%	0	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	9.912735	10.142390	2.32%	32,563	2007
	9.710708	9.912735	2.08%	12,566	2006
	9.685343	9.710708	0.26%	21,945	2005
	9.838596	9.685343	-1.56%	0	2004
	10.000000	9.838596	-1.61%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	20.921852	20.980728	0.28%	0	2007
	17.502808	20.921852	19.53%	0	2006
	16.033084	17.502808	9.17%	0	2005
	13.682356	16.033084	17.18%	0	2004
	10.000000	13.682356	36.82%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	14.887375	14.927787	0.27%	36,168	2007
	12.454076	14.887375	19.54%	14,089	2006
	11.406809	12.454076	9.18%	4,341	2005
	10.000000	11.406809	14.07%	0	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	15.966679	17.070507	6.91%	94	2007
	15.876031	15.966679	0.57%	0	2006
	15.089610	15.876031	5.21%	0	2005
	13.654589	15.089610	10.51%	0	2004
	10.000000	13.654589	36.55%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	21.777194	19.725378	-9.42%	0	2007
	19.043904	21.777194	14.35%	0	2006
	18.973124	19.043904	0.37%	0	2005
	16.606993	18.973124	14.25%	0	2004
	10.000000	16.606993	66.07%	0	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.155684	20.052236	-0.51%	5,999	2007
	18.468949	20.155684	9.13%	3,431	2006
	16.884771	18.468949	9.38%	353	2005
	14.556637	16.884771	15.99%	0	2004
	10.000000	14.556637	45.57%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.147227	17.010187	5.34%	60,472	2007
	14.580741	16.147227	10.74%	27,695	2006
	13.948628	14.580741	4.53%	6,201	2005
	13.040944	13.948628	6.96%	0	2004
	10.000000	13.040944	30.41%	0	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.151919	18.924451	17.17%	0	2007
	14.943985	16.151919	8.08%	0	2006
	15.422176	14.943985	-3.10%	0	2005
	15.181079	15.422176	1.59%	0	2004
	10.000000	15.181079	51.81%	0	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.356025	13.294964	17.07%	0	2007
	10.457536	11.356025	8.59%	0	2006
	10.792166	10.457536	-3.10%	0	2005
	10.000000	10.792166	7.92%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.203515	20.512114	19.23%	0	2007
	17.705921	17.203515	-2.84%	951	2006
	16.231738	17.705921	9.08%	784	2005
	14.828223	16.231738	9.47%	0	2004
	10.000000	14.828223	48.28%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.720355	16.850630	-4.91%	39,597	2007
	15.702314	17.720355	12.85%	20,172	2006
	15.467889	15.702314	1.52%	6,446	2005
	13.528592	15.467889	14.33%	0	2004
	10.000000	13.528592	35.29%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.520873	11.768953	2.15%	17,682	2007
	11.252909	11.520873	2.38%	0	2006
	11.277114	11.252909	-0.21%	0	2005
	10.840190	11.277114	4.03%	0	2004
	10.000000	10.840190	8.40%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.191793	16.888600	11.17%	1,253	2007
	14.446687	15.191793	5.16%	1,880	2006
	14.107365	14.446687	2.41%	3,484	2005
	13.550362	14.107365	4.11%	2,008	2004
	10.000000	13.550362	35.50%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.634069	15.153984	3.55%	0	2007
	12.764329	14.634069	14.65%	0	2006
	11.460639	12.764329	11.38%	0	2005
	10.000000	11.460639	14.61%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.266032	23.061990	3.57%	0	2007
	19.427071	22.266032	14.61%	0	2006
	17.440917	19.427071	11.39%	0	2005
	15.024154	17.440917	16.09%	0	2004
	10.000000	15.024154	50.24%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.496694	-5.03%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.551575	13.169345	-2.82%	0	2007
	12.704625	13.551575	6.67%	0	2006
	12.753802	12.704625	-0.39%	0	2005
	12.011823	12.753802	6.18%	0	2004
	10.000000	12.011823	20.12%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.052090	16.323497	1.69%	72,937	2007
	14.323371	16.052090	12.07%	33,696	2006
	13.870747	14.323371	3.26%	9,499	2005
	13.014275	13.870747	6.58%	0	2004
	10.000000	13.014275	30.14%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	20.942082	20.162577	-3.72%	9,974	2007
	18.703144	20.942082	11.97%	4,236	2006
	17.455969	18.703144	7.14%	348	2005
	14.999099	17.455969	16.38%	0	2004
	10.000000	14.999099	49.99%	0	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.435062	14.160200	-8.26%	0	2007
	13.635814	15.435062	13.20%	0	2006
	13.269238	13.635814	2.76%	0	2005
	12.229585	13.269238	8.50%	0	2004
	10.000000	12.229585	22.30%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.533822	20.668072	5.81%	0	2007
	15.661240	19.533822	24.73%	0	2006
	14.293545	15.661240	9.57%	0	2005
	12.597229	14.293545	13.47%	0	2004
	10.000000	12.597229	25.97%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.717468	13.102459	3.03%	0	2007
	12.351340	12.717468	2.96%	0	2006
	11.966471	12.351340	3.22%	0	2005
	11.667245	11.966471	2.56%	0	2004
	10.000000	11.667245	16.67%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.891744	13.060907	9.83%	17,697	2007
	11.138078	11.891744	6.77%	1,621	2006
	10.000000	11.138078	11.38%	1,585	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.132011	12.204254	0.60%	1,648	2007
	10.470555	12.132011	15.87%	1,837	2006
	10.000000	10.470555	4.71%	588	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.127605	10.405255	2.74%	943	2007
	9.969333	10.127605	1.59%	0	2006
	10.000000	9.969333	-0.31%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.489208	10.775844	2.73%	73,934	2007
	10.371604	10.489208	1.13%	31,889	2006
	10.218514	10.371604	1.50%	12,237	2005
	10.054892	10.218514	1.63%	0	2004
	10.000000	10.054892	0.55%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.891369	16.508130	3.88%	0	2007
	14.686104	15.891369	8.21%	0	2006
	13.410974	14.686104	9.51%	0	2005
	12.476204	13.410974	7.49%	0	2004
	10.000000	12.476204	24.76%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.281193	22.035453	-19.23%	0	2007
	20.291767	27.281193	34.44%	0	2006
	17.797302	20.291767	14.02%	0	2005
	13.393935	17.797302	32.88%	0	2004
	10.000000	13.393935	33.94%	0	2003*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.109452	16.924299	-1.08%	147	2007
	15.520438	17.109452	10.24%	148	2006
	15.082301	15.520438	2.90%	0	2005
	13.942000	15.082301	8.18%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.080259	16.443058	9.04%	0	2007
	14.567589	15.080259	3.52%	19	2006
	13.745581	14.567589	5.98%	74	2005
	13.244803	13.745581	3.78%	152	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.845330	20.330496	7.88%	344	2007
	16.607666	18.845330	13.47%	346	2006
	15.571898	16.607666	6.65%	348	2005
	13.841282	15.571898	12.50%	179	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.166433	17.566454	2.33%	0	2007
	15.033932	17.166433	14.18%	0	2006
	14.725723	15.033932	2.09%	0	2005
	13.565446	14.725723	8.55%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.768756	19.586401	-0.92%	0	2007
	17.734824	19.768756	11.47%	0	2006
	17.039629	17.734824	4.08%	0	2005
	14.661856	17.039629	16.22%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.057428	16.573641	-2.84%	0	2007
	14.960263	17.057428	14.02%	0	2006
	14.664594	14.960263	2.02%	0	2005
	13.346817	14.664594	9.87%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.375798	22.296466	15.07%	0	2007
	15.913381	19.375798	21.76%	0	2006
	14.414294	15.913381	10.40%	0	2005
	12.867502	14.414294	12.02%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.023945	17.285993	15.06%	0	2007
	12.327195	15.023945	21.88%	0	2006
	11.179098	12.327195	10.27%	0	2005
	10.000000	11.179098	11.79%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.056693	12.432558	-4.78%	12	2007
	11.126388	13.056693	17.35%	12	2006
	10.000000	11.126388	11.26%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.090168	15.436876	17.93%	904	2007
	13.881643	13.090168	-5.70%	908	2006
	13.946588	13.881643	-0.47%	912	2005
	12.921145	13.946588	7.94%	464	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.762994	16.414001	-7.59%	0	2007
	15.362035	17.762994	15.63%	19	2006
	15.010011	15.362035	2.35%	74	2005
	13.469780	15.010011	11.43%	150	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.979585	16.312116	36.17%	0	2007
	11.272922	11.979585	6.27%	0	2006
	10.000000	11.272922	12.73%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.463084	11.180025	6.85%	0	2007
	10.552161	10.463084	-0.84%	0	2006
	10.644579	10.552161	-0.87%	0	2005
	10.307393	10.644579	3.27%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.075193	19.462376	-3.05%	0	2007
	17.976834	20.075193	11.67%	0	2006
	17.175156	17.976834	4.67%	0	2005
	14.437650	17.175156	18.96%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.281704	16.681925	2.46%	0	2007
	14.479184	16.281704	12.45%	0	2006
	14.204392	14.479184	1.93%	0	2005
	13.188293	14.204392	7.70%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.812626	15.445686	4.27%	762	2007
	13.059200	14.812626	13.43%	765	2006
	12.850257	13.059200	1.63%	769	2005
	12.563613	12.850257	2.28%	396	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.419875	13.350271	-13.42%	0	2007
	15.260764	15.419875	1.04%	0	2006
	14.811886	15.260764	3.03%	0	2005
	13.666532	14.811886	8.38%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.405590	14.430662	-12.04%	0	2007
	14.429205	16.405590	13.70%	0	2006
	14.109114	14.429205	2.27%	0	2005
	13.201695	14.109114	6.87%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.071744	16.126182	7.00%	0	2007
	13.336513	15.071744	13.01%	0	2006
	13.435747	13.336513	-0.74%	0	2005
	12.852316	13.435747	4.54%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.229189	9.834083	-3.86%	0	2007
	10.000000	10.229189	2.29%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.246616	10.513384	2.60%	13	2007
	10.101910	10.246616	1.43%	15	2006
	10.248489	10.101910	-1.43%	0	2005
	10.163117	10.248489	0.84%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.454861	21.125878	14.47%	320	2007
	16.967663	18.454861	8.76%	341	2006
	14.902685	16.967663	13.86%	212	2005
	13.259079	14.902685	12.40%	153	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.137362	21.514558	42.13%	0	2007
	13.298875	15.137362	13.82%	0	2006
	10.000000	13.298875	32.99%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.806618	17.598043	-1.17%	2,498	2007
	15.211627	17.806618	17.06%	2,519	2006
	14.762249	15.211627	3.04%	1,120	2005
	13.597681	14.762249	8.56%	306	2004

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.362864	12.022652	5.81%	0	2007
	10.623715	11.362864	6.96%	0	2006
	10.000000	10.623715	6.24%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.915395	12.786907	7.31%	0	2007
	10.928377	11.915395	9.03%	0	2006
	10.000000	10.928377	9.28%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.273396	13.304385	8.40%	0	2007
	11.135158	12.273396	10.22%	0	2006
	10.000000	11.135158	11.35%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.811943	18.308274	23.60%	0	2007
	14.239339	14.811943	4.02%	0	2006
	13.827562	14.239339	2.98%	0	2005
	13.738615	13.827562	0.65%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.506855	10.672126	1.57%	17,603	2007
	10.336916	10.506855	1.64%	8,736	2006
	10.393468	10.336916	-0.54%	1,486	2005
	10.220804	10.393468	1.69%	582	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.867734	24.613346	12.56%	923	2007
	19.931837	21.867734	9.71%	924	2006
	17.303008	19.931837	15.19%	285	2005
	14.221699	17.303008	21.67%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.631057	24.708942	14.23%	0	2007
	18.817129	21.631057	14.95%	0	2006
	16.229931	18.817129	15.94%	0	2005
	14.675101	16.229931	10.60%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.600896	16.679478	14.24%	0	2007
	12.697142	14.600896	14.99%	0	2006
	10.955164	12.697142	15.90%	0	2005
	10.000000	10.955164	9.55%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.760838	21.362284	2.90%	275	2007
	18.334807	20.760838	13.23%	275	2006
	18.339265	18.334807	-0.02%	0	2005
	16.505852	18.339265	11.11%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.037182	11.175523	1.25%	0	2007
	10.000000	11.037182	10.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.343309	15.520249	-5.04%	2,858	2007
	14.296091	16.343309	14.32%	2,866	2006
	14.161382	14.296091	0.95%	1,337	2005
	13.071811	14.161382	8.34%	295	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.917891	19.927201	-4.74%	0	2007
	18.319860	20.917891	14.18%	0	2006
	17.256120	18.319860	6.16%	0	2005
	14.287477	17.256120	20.78%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.762654	19.796830	25.59%	0	2007
	12.600033	15.762654	25.10%	0	2006
	10.000000	12.600033	26.00%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.133364	22.684654	12.67%	0	2007
	16.984548	20.133364	18.54%	0	2006
	15.794791	16.984548	7.53%	0	2005
	13.653271	15.794791	15.69%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.579250	16.425141	12.66%	5,493	2007
	12.297462	14.579250	18.55%	2,436	2006
	11.439805	12.297462	7.50%	140	2005
	10.000000	11.439805	14.40%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.709452	11.604135	8.35%	0	2007
	9.723251	10.709452	10.14%	0	2006
	10.000000	9.723251	-2.77%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.808038	13.692007	7.77%	0	2007
	12.704566	13.808038	8.69%	0	2006
	12.089875	12.704566	5.08%	0	2005
	11.438508	12.089875	5.69%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.659175	22.213295	33.34%	0	2007
	15.641781	16.659175	6.50%	0	2006
	14.237460	15.641781	9.86%	0	2005
	12.365582	14.237460	15.14%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.266270	16.242991	8.12%	0	2007
	15.023383	16.266270	8.27%	0	2006
	13.877326	15.023383	8.26%	0	2005
	12.104452	13.877326	14.65%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.571960	30.499218	43.12%	0	2007
	21.309989	30.571960	43.46%	0	2006
	16.546978	21.309989	28.78%	0	2005
	14.284449	16.546978	15.84%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.874311	26.089636	24.98%	801	2007
	14.578351	20.874311	43.19%	873	2006
	11.313287	14.578351	28.86%	0	2005
	10.000000	11.313287	13.13%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.887928	10.109792	2.24%	16,734	2007
	9.721871	9.887928	1.71%	10,087	2006
	9.818562	9.721871	-0.98%	0	2005
	9.982221	9.818562	-1.64%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.191951	15.376435	8.35%	743	2007
	13.550232	14.191951	4.74%	747	2006
	13.319487	13.550232	1.73%	751	2005
	12.521890	13.319487	6.37%	383	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.819068	18.709634	5.00%	860	2007
	15.149396	17.819068	17.62%	861	2006
	14.578054	15.149396	3.92%	179	2005
	13.007946	14.578054	12.07%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.153195	14.863630	-1.91%	0	2007
	14.750184	15.153195	2.73%	0	2006
	14.686262	14.750184	0.44%	0	2005
	13.449871	14.686262	9.19%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.933014	14.033721	0.72%	8,265	2007
	11.562722	13.933014	20.50%	5,250	2006
	10.000000	11.562722	15.63%	190	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.453870	20.813883	19.25%	0	2007
	15.621448	17.453870	11.73%	0	2006
	14.110150	15.621448	10.71%	0	2005
	12.459319	14.110150	13.25%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.426054	12.496395	0.57%	0	2007
	11.475877	12.426054	8.28%	0	2006
	10.000000	11.475877	14.76%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.582420	16.364175	5.02%	12,493	2007
	14.040548	15.582420	10.98%	6,763	2006
	13.461682	14.040548	4.30%	328	2005
	12.175732	13.461682	10.56%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.388304	10.760245	3.58%	1,193	2007
	10.000000	10.388304	3.88%	1,198	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.370531	10.422119	0.50%	0	2007
	10.000000	10.370531	3.71%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.668873	11.907068	11.61%	0	2007
	10.000000	10.668873	6.69%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.198772	11.136891	9.20%	599	2007
	10.000000	10.198772	1.99%	638	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.732937	-2.67%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.720218	13.808890	0.65%	0	2007
	12.709010	13.720218	7.96%	0	2006
	12.717918	12.709010	-0.07%	0	2005
	11.835577	12.717918	7.45%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.197258	11.273300	0.68%	0	2007
	10.372432	11.197258	7.95%	0	2006
	10.000000	10.372432	3.72%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	33.459249	47.408702	41.69%	0	2007
	25.147238	33.459249	33.05%	0	2006
	19.468943	25.147238	29.17%	0	2005
	16.562641	19.468943	17.55%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.112666	28.548554	41.94%	0	2007
	15.089546	20.112666	33.29%	0	2006
	11.668428	15.089546	29.32%	0	2005
	10.000000	11.668428	16.68%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.680339	25.401633	17.16%	0	2007
	16.174109	21.680339	34.04%	0	2006
	15.605106	16.174109	3.65%	0	2005
	12.340918	15.605106	26.45%	0	2004

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.116481	20.316139	-3.79%	0	2007
	18.015837	21.116481	17.21%	0	2006
	16.660460	18.015837	8.14%	0	2005
	14.135087	16.660460	17.87%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.231074	10.698976	4.57%	15,121	2007
	10.143040	10.231074	0.87%	8,103	2006
	10.063343	10.143040	0.79%	371	2005
	9.985062	10.063343	0.78%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.228338	16.781663	10.20%	0	2007
	15.231151	15.228338	-0.02%	0	2006
	14.423660	15.231151	5.60%	0	2005
	13.738945	14.423660	4.98%	0	2004

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.334513	11.393937	10.25%	0	2007
	10.338073	10.334513	-0.03%	0	2006
	9.785730	10.338073	5.64%	0	2005
	10.000000	9.785730	-2.14%	0	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.787646	11.515743	6.75%	0	2007
	10.000000	10.787646	7.88%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.377827	11.700793	2.84%	0	2007
	10.980000	11.377827	3.62%	0	2006
	10.889154	10.980000	0.83%	0	2005
	10.660918	10.889154	2.14%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	12.836281	13.260561	3.31%	2,779	2007
	12.129392	12.836281	5.83%	0	2006
	11.893276	12.129392	1.99%	0	2005
	11.371597	11.893276	4.59%	0	2004

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.495297	14.946124	3.11%	81,860	2007
	13.336606	14.495297	8.69%	86,323	2006
	12.970434	13.336606	2.82%	7,994	2005
	12.132370	12.970434	6.91%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	16.570109	17.164824	3.59%	61,801	2007
	14.821279	16.570109	11.80%	68,688	2006
	14.181698	14.821279	4.51%	2,115	2005
	12.962759	14.181698	9.40%	0	2004

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.226640	18.846640	3.40%	8,742	2007
	15.978276	18.226640	14.07%	8,745	2006
	15.167023	15.978276	5.35%	0	2005
	13.628322	15.167023	11.29%	0	2004

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.090713	17.073162	6.11%	7,405	2007
	15.035203	16.090713	7.02%	3,640	2006
	14.054565	15.035203	6.98%	550	2005
	12.498778	14.054565	12.45%	197	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	18.842211	19.777604	4.96%	559	2007
	17.567024	18.842211	7.26%	580	2006
	16.055123	17.567024	9.42%	633	2005
	14.213733	16.055123	12.96%	430	2004

NVIT NVIT Money Market Fund - Class I - Q/NQ	9.892906	10.116888	2.26%	3,135	2007
	9.696233	9.892906	2.03%	2,660	2006
	9.675846	9.696233	0.21%	1,510	2005
	9.833986	9.675846	-1.61%	0	2004

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	20.882678	20.930654	0.23%	0	2007
	17.478955	20.882678	19.47%	0	2006
	16.019415	17.478955	9.11%	0	2005
	13.677693	16.019415	17.12%	0	2004

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	14.867113	14.899800	0.22%	6,813	2007
	12.443489	14.867113	19.48%	2,919	2006
	11.402939	12.443489	9.13%	173	2005
	10.000000	11.402939	14.03%	0	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	15.935079	17.027965	6.86%	0	2007
	15.852707	15.935079	0.52%	0	2006
	15.075139	15.852707	5.16%	0	2005
	13.648474	15.075139	10.45%	0	2004

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	21.734096	19.676194	-9.47%	0	2007
	19.015924	21.734096	14.29%	0	2006
	18.954921	19.015924	0.32%	0	2005
	16.599553	18.954921	14.19%	0	2004

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.115799	20.002253	-0.56%	1,324	2007
	18.441819	20.115799	9.08%	850	2006
	16.868575	18.441819	9.33%	45	2005
	14.550118	16.868575	15.93%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.115265	16.967780	5.29%	10,476	2007
	14.559299	16.115265	10.69%	5,600	2006
	13.935234	14.559299	4.48%	284	2005
	13.035102	13.935234	6.91%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.119961	18.877286	17.11%	0	2007
	14.922037	16.119961	8.03%	0	2006
	15.407384	14.922037	-3.15%	0	2005
	15.174278	15.407384	1.54%	0	2004

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.340591	13.270064	17.01%	0	2007
	10.448665	11.340591	8.54%	0	2006
	10.788509	10.448665	-3.15%	0	2005
	10.000000	10.788509	7.89%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.169471	20.460983	19.17%	279	2007
	17.679909	17.169471	-2.89%	280	2006
	16.216169	17.679909	9.03%	282	2005
	14.821588	16.216169	9.41%	143	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.685246	16.808572	-4.96%	8,842	2007
	15.679216	17.685246	12.79%	5,948	2006
	15.453033	15.679216	1.46%	1,304	2005
	13.522524	15.453033	14.28%	150	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.498052	11.739599	2.10%	0	2007
	11.236363	11.498052	2.33%	0	2006
	11.266279	11.236363	-0.27%	0	2005
	10.835323	11.266279	3.98%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.161714	16.846489	11.11%	734	2007
	14.425439	15.161714	5.10%	736	2006
	14.093816	14.425439	2.35%	322	2005
	13.544281	14.093816	4.06%	164	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.614166	15.125579	3.50%	0	2007
	12.753485	14.614166	14.59%	0	2006
	11.456748	12.753485	11.32%	0	2005
	10.000000	11.456748	14.57%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.221980	23.004518	3.52%	0	2007
	19.398534	22.221980	14.55%	0	2006
	17.424186	19.398534	11.33%	0	2005
	15.017425	17.424186	16.03%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.493450	-5.07%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.524768	13.136527	-2.87%	0	2007
	12.685960	13.524768	6.61%	0	2006
	12.741564	12.685960	-0.44%	0	2005
	12.006440	12.741564	6.12%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	16.020323	16.282810	1.64%	10,244	2007
	14.302317	16.020323	12.01%	6,664	2006
	13.857431	14.302317	3.21%	680	2005
	13.008434	13.857431	6.53%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	20.900654	20.112327	-3.77%	1,807	2007
	18.675684	20.900654	11.91%	972	2006
	17.439231	18.675684	7.09%	44	2005
	14.992384	17.439231	16.32%	0	2004

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.406108	14.126361	-8.31%	0	2007
	13.617198	15.406108	13.14%	0	2006
	13.257903	13.617198	2.71%	0	2005
	12.225398	13.257903	8.45%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.497223	20.618722	5.75%	0	2007
	15.639878	19.497223	24.66%	0	2006
	14.281341	15.639878	9.51%	0	2005
	12.592919	14.281341	13.41%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.693644	13.071164	2.97%	0	2007
	12.334505	12.693644	2.91%	0	2006
	11.956265	12.334505	3.16%	0	2005
	11.663262	11.956265	2.51%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.881632	13.043082	9.78%	3,896	2007
	11.134297	11.881632	6.71%	450	2006
	10.000000	11.134297	11.34%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.121713	12.187621	0.54%	0	2007
	10.467009	12.121713	15.81%	0	2006
	10.000000	10.467009	4.67%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.118996	10.391055	2.69%	0	2007
	9.965948	10.118996	1.54%	0	2006
	10.000000	9.965948	-0.34%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.469540	10.750102	2.68%	12,294	2007
	10.357447	10.469540	1.08%	5,848	2006
	10.209786	10.357447	1.45%	283	2005
	10.051446	10.209786	1.58%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.858933	16.465960	3.83%	0	2007
	14.663608	15.858933	8.15%	0	2006
	13.397269	14.663608	9.45%	0	2005
	12.469819	13.397269	7.44%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.225477	21.979129	-19.27%	0	2007
	20.260667	27.225477	34.38%	0	2006
	17.779089	20.260667	13.96%	0	2005
	13.387071	17.779089	32.81%	0	2004

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.075586	16.882097	-1.13%	0	2007
	15.497633	17.075586	10.18%	0	2006
	15.067829	15.497633	2.85%	0	2005
	13.935761	15.067829	8.12%	259	2004
	10.000000	13.935761	39.36%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.050381	16.402026	8.98%	219	2007
	14.546160	15.050381	3.47%	222	2006
	13.732369	14.546160	5.93%	224	2005
	13.238858	13.732369	3.73%	1,043	2004
	10.000000	13.238858	32.39%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.807989	20.279762	7.83%	1,165	2007
	16.583219	18.807989	13.42%	1,165	2006
	15.556921	16.583219	6.60%	1,165	2005
	13.835078	15.556921	12.45%	0	2004
	10.000000	13.835078	38.35%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.132435	17.522625	2.28%	0	2007
	15.011819	17.132435	14.13%	0	2006
	14.711581	15.011819	2.04%	0	2005
	13.559370	14.711581	8.50%	0	2004
	10.000000	13.559370	35.59%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.729605	19.537545	-0.97%	0	2007
	17.708748	19.729605	11.41%	0	2006
	17.023266	17.708748	4.03%	0	2005
	14.655279	17.023266	16.16%	0	2004
	10.000000	14.655279	46.55%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.023627	16.532270	-2.89%	0	2007
	14.938245	17.023627	13.96%	0	2006
	14.650506	14.938245	1.96%	0	2005
	13.340824	14.650506	9.82%	0	2004
	10.000000	13.340824	33.41%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.337412	22.240841	15.01%	0	2007
	15.889975	19.337412	21.70%	0	2006
	14.400445	15.889975	10.34%	0	2005
	12.861727	14.400445	11.96%	0	2004
	10.000000	12.861727	28.62%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.003521	17.253609	15.00%	128	2007
	12.316730	15.003521	21.81%	0	2006
	11.175316	12.316730	10.21%	0	2005
	10.000000	11.175316	12.51%	38,110	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.045604	12.415593	-4.83%	0	2007
	11.122619	13.045604	17.29%	0	2006
	10.000000	11.122619	11.23%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.064242	15.398359	17.87%	0	2007
	13.861230	13.064242	-5.75%	0	2006
	13.933195	13.861230	-0.52%	0	2005
	12.915353	13.933195	7.88%	0	2004
	10.000000	12.915353	29.15%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.727829	16.373073	-7.64%	223	2007
	15.339459	17.727829	15.57%	223	2006
	14.995617	15.339459	2.29%	223	2005
	13.463753	14.995617	11.38%	489	2004
	10.000000	13.463753	34.64%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.969405	16.289868	36.10%	355	2007
	11.269108	11.969405	6.21%	0	2006
	10.000000	11.269108	12.69%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.441688	11.151420	6.80%	0	2007
	10.535966	10.441688	-0.89%	0	2006
	10.633674	10.535966	-0.92%	0	2005
	10.302113	10.633674	3.22%	0	2004
	10.000000	10.302113	3.02%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.035455	19.413832	-3.10%	0	2007
	17.950420	20.035455	11.62%	0	2006
	17.158677	17.950420	4.61%	0	2005
	14.431180	17.158677	18.90%	0	2004
	10.000000	14.431180	44.31%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.249423	16.640276	2.41%	266	2007
	14.457861	16.249423	12.39%	0	2006
	14.190724	14.457861	1.88%	0	2005
	13.182365	14.190724	7.65%	0	2004
	10.000000	13.182365	31.82%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.783274	15.407134	4.22%	0	2007
	13.039977	14.783274	13.37%	0	2006
	12.837908	13.039977	1.57%	0	2005
	12.557974	12.837908	2.23%	0	2004
	10.000000	12.557974	25.58%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.389337	13.316963	-13.47%	0	2007
	15.238321	15.389337	0.99%	0	2006
	14.797652	15.238321	2.98%	0	2005
	13.660398	14.797652	8.33%	0	2004
	10.000000	13.660398	36.60%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.373113	14.394684	-12.08%	0	2007
	14.408005	16.373113	13.64%	0	2006
	14.095572	14.408005	2.22%	0	2005
	13.195779	14.095572	6.82%	0	2004
	10.000000	13.195779	31.96%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.041862	16.085922	6.94%	0	2007
	13.316875	15.041862	12.95%	0	2006
	13.422830	13.316875	-0.79%	0	2005
	12.846538	13.422830	4.49%	0	2004
	10.000000	12.846538	28.47%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.225710	9.825668	-3.91%	0	2007
	10.000000	10.225710	2.26%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.226332	10.487165	2.55%	974	2007
	10.087058	10.226332	1.38%	974	2006
	10.238648	10.087058	-1.48%	974	2005
	10.158553	10.238648	0.79%	974	2004
	10.000000	10.158553	1.59%	974	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.418323	21.073191	14.41%	256	2007
	16.942716	18.418323	8.71%	256	2006
	14.888369	16.942716	13.80%	256	2005
	13.253125	14.888369	12.34%	256	2004
	10.000000	13.253125	32.53%	256	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.124483	21.485179	42.06%	0	2007
	13.294360	15.124483	13.77%	0	2006
	10.000000	13.294360	32.94%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.771362	17.554161	-1.22%	222	2007
	15.189265	17.771362	17.00%	688	2006
	14.748070	15.189265	2.99%	223	2005
	13.591582	14.748070	8.51%	1,255	2004
	10.000000	13.591582	35.92%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.353202	12.006244	5.75%	0	2007
	10.620105	11.353202	6.90%	0	2006
	10.000000	10.620105	6.20%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.905261	12.769450	7.26%	0	2007
	10.924667	11.905261	8.98%	0	2006
	10.000000	10.924667	9.25%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.262972	13.286249	8.34%	0	2007
	11.131386	12.262972	10.17%	0	2006
	10.000000	11.131386	11.31%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.782584	18.262570	23.54%	0	2007
	14.218384	14.782584	3.97%	0	2006
	13.814271	14.218384	2.93%	0	2005
	13.732447	13.814271	0.60%	813	2004
	10.000000	13.732447	37.32%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.486033	10.645498	1.52%	13,404	2007
	10.321705	10.486033	1.59%	646	2006
	10.383480	10.321705	-0.59%	646	2005
	10.216209	10.383480	1.64%	646	2004
	10.000000	10.216209	2.16%	646	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.824423	24.551947	12.50%	1,243	2007
	19.902525	21.824423	9.66%	1,379	2006
	17.286403	19.902525	15.13%	1,584	2005
	14.215317	17.286403	21.60%	650	2004
	10.000000	14.215317	42.15%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.588201	24.647298	14.17%	0	2007
	18.789457	21.588201	14.90%	0	2006
	16.214347	18.789457	15.88%	0	2005
	14.668519	16.214347	10.54%	0	2004
	10.000000	14.668519	46.69%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.581028	16.648211	14.18%	132	2007
	12.686350	14.581028	14.93%	0	2006
	10.951443	12.686350	15.84%	0	2005
	10.000000	10.951443	9.51%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.719740	21.309015	2.84%	0	2007
	18.307851	20.719740	13.17%	0	2006
	18.321666	18.307851	-0.08%	0	2005
	16.498459	18.321666	11.05%	0	2004
	10.000000	16.498459	64.98%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.033444	11.165991	1.20%	0	2007
	10.000000	11.033444	10.33%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.310931	15.481515	-5.09%	0	2007
	14.275060	16.310931	14.26%	0	2006
	14.147775	14.275060	0.90%	0	2005
	13.065946	14.147775	8.28%	0	2004
	10.000000	13.065946	30.66%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.876474	19.877499	-4.79%	0	2007
	18.292933	20.876474	14.12%	0	2006
	17.239551	18.292933	6.11%	0	2005
	14.281063	17.239551	20.72%	0	2004
	10.000000	14.281063	42.81%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.749248	19.769804	25.53%	0	2007
	12.595749	15.749248	25.04%	0	2006
	10.000000	12.595749	25.96%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.093511	22.628094	12.61%	0	2007
	16.959584	20.093511	18.48%	0	2006
	15.779632	16.959584	7.48%	0	2005
	13.647154	15.779632	15.63%	0	2004
	10.000000	13.647154	36.47%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.559452	16.394392	12.60%	2,176	2007
	12.287035	14.559452	18.49%	0	2006
	11.435943	12.287035	7.44%	0	2005
	10.000000	11.435943	14.36%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.700355	11.588307	8.30%	0	2007
	9.719950	10.700355	10.09%	0	2006
	10.000000	9.719950	-2.80%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.664876	14.699480	7.57%	267	2007
	12.685875	13.664876	7.72%	267	2006
	12.078253	12.685875	5.03%	268	2005
	11.433374	12.078253	5.64%	268	2004
	10.000000	11.433374	14.33%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.626188	22.157894	33.27%	209	2007
	15.618794	16.626188	6.45%	0	2006
	14.223799	15.618794	9.81%	0	2005
	12.360038	14.223799	15.08%	0	2004
	10.000000	12.360038	23.60%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.235758	16.212523	8.06%	0	2007
	15.002874	16.235758	8.22%	0	2006
	13.865464	15.002874	8.20%	0	2005
	12.100319	13.865464	14.59%	0	2004
	10.000000	12.100319	21.00%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.511422	30.438823	43.05%	0	2007
	21.278655	30.511422	43.39%	0	2006
	16.531078	21.278655	28.72%	0	2005
	14.278047	16.531078	15.78%	0	2004
	10.000000	14.278047	42.78%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.904521	20.845919	43.11%	0	2007
	14.565974	20.904521	43.52%	0	2006
	11.309454	14.565974	28.79%	0	2005
	10.000000	11.309454	13.09%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.868330	10.084556	2.19%	14,906	2007
	9.707576	9.868330	1.66%	987	2006
	9.809131	9.707576	-1.04%	987	2005
	9.977746	9.809131	-1.69%	987	2004
	10.000000	9.977746	-0.22%	987	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.163861	15.338099	8.29%	0	2007
	13.530321	14.163861	4.68%	0	2006
	13.306701	13.530321	1.68%	0	2005
	12.516282	13.306701	6.32%	0	2004
	10.000000	12.516282	25.16%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.783782	18.662974	4.94%	0	2007
	15.127122	17.783782	17.56%	0	2006
	14.564059	15.127122	3.87%	0	2005
	13.002118	14.564059	12.01%	0	2004
	10.000000	13.002118	30.02%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.123174	14.826537	-1.96%	0	2007
	14.728489	15.123174	2.68%	0	2006
	14.672165	14.728489	0.38%	0	2005
	13.443839	14.672165	9.14%	0	2004
	10.000000	13.443839	34.44%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.799886	13.921166	20.44%	0	2007
	11.558796	13.799886	19.39%	0	2006
	10.000000	11.558796	15.59%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.418177	20.760616	19.19%	0	2007
	15.597465	17.418177	11.67%	0	2006
	14.095694	15.597465	10.65%	0	2005
	12.452940	14.095694	13.19%	0	2004
	10.000000	12.452940	24.53%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.415487	12.479337	0.51%	1,664	2007
	11.471979	12.415487	8.22%	1,664	2006
	10.000000	11.471979	14.72%	1,664	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.553233	16.325115	4.96%	7,857	2007
	14.021406	15.553233	10.92%	0	2006
	13.450191	14.021406	4.25%	0	2005
	12.171575	13.450191	10.50%	0	2004
	10.000000	12.171575	21.72%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.384782	10.751051	3.53%	48,468	2007
	10.000000	10.384782	3.85%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.367005	10.413211	0.45%	50,388	2007
	10.000000	10.367005	3.67%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.665256	11.896907	11.55%	0	2007
	10.000000	10.665256	6.65%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.195307	11.127375	9.14%	71	2007
	10.000000	10.195307	1.95%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.729601	-2.70%	54,937	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.693028	13.774431	0.59%	0	2007
	12.690302	13.693028	7.90%	0	2006
	12.705685	12.690302	-0.12%	0	2005
	11.830259	12.705685	7.40%	0	2004
	10.000000	11.830259	18.30%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.187725	11.257892	0.63%	0	2007
	10.368901	11.187725	7.90%	0	2006
	10.000000	10.368901	3.69%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	33.393003	47.290499	41.62%	0	2007
	25.110278	33.393003	32.99%	0	2006
	19.450243	25.110278	29.10%	0	2005
	16.555214	19.450243	17.49%	0	2004
	10.000000	16.555214	65.55%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.085355	28.495127	41.87%	0	2007
	15.076760	20.085355	33.22%	0	2006
	11.664488	15.076760	29.25%	0	2005
	10.000000	11.664488	16.64%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.637387	25.338264	17.10%	0	2007
	16.150306	21.637387	33.98%	0	2006
	15.590106	16.150306	3.59%	0	2005
	12.335371	15.590106	26.39%	0	2004
	10.000000	12.335371	23.35%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.074672	20.265463	-3.84%	0	2007
	17.989353	21.074672	17.15%	0	2006
	16.644462	17.989353	8.08%	0	2005
	14.128751	16.644462	17.81%	0	2004
	10.000000	14.128751	41.29%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.210801	10.672268	4.52%	13,689	2007
	10.128125	10.210801	0.82%	0	2006
	10.053669	10.128125	0.74%	0	2005
	9.980581	10.053669	0.73%	0	2004
	10.000000	9.980581	-0.19%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.198159	16.739782	10.14%	0	2007
	15.208734	15.198159	-0.07%	0	2006
	14.409793	15.208734	5.54%	0	2005
	13.732779	14.409793	4.93%	0	2004
	10.000000	13.732779	37.33%	0	2003*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.320462	11.372582	10.19%	0	2007
	10.329304	10.320462	-0.09%	0	2006
	9.782422	10.329304	5.59%	0	2005
	10.000000	9.782422	-2.18%	0	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.783989	11.505905	6.69%	0	2007
	10.000000	10.783989	7.84%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.355298	11.671609	2.79%	0	2007
	10.963864	11.355298	3.57%	0	2006
	10.878703	10.963864	0.78%	0	2005
	10.656145	10.878703	2.09%	0	2004
	10.000000	10.656145	6.56%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	12.810853	13.227483	3.25%	11,603	2007
	12.111554	12.810853	5.77%	0	2006
	11.881848	12.111554	1.93%	0	2005
	11.366500	11.881848	4.53%	0	2004
	10.000000	11.366500	13.67%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.466587	14.908837	3.06%	10,488	2007
	13.316989	14.466587	8.63%	0	2006
	12.957978	13.316989	2.77%	0	2005
	12.126932	12.957978	6.85%	301	2004
	10.000000	12.126932	21.27%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	16.537302	17.122021	3.54%	293	2007
	14.799488	16.537302	11.74%	5,159	2006
	14.168087	14.799488	4.46%	5,159	2005
	12.956946	14.168087	9.35%	5,159	2004
	10.000000	12.956946	29.57%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.190547	18.799631	3.35%	7,597	2007
	15.954789	18.190547	14.01%	7,597	2006
	15.152466	15.954789	5.29%	7,597	2005
	13.622215	15.152466	11.23%	7,597	2004
	10.000000	13.622215	36.22%	0	2003*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.060548	17.032383	6.05%	4,587	2007
	15.014674	16.060548	6.97%	0	2006
	14.042557	15.014674	6.92%	0	2005
	12.494500	14.042557	12.39%	0	2004
	10.000000	12.494500	24.95%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	18.804895	19.728273	4.91%	680	2007
	17.541202	18.804895	7.20%	1,091	2006
	16.039710	17.541202	9.36%	982	2005
	14.207354	16.039710	12.90%	938	2004
	10.000000	14.207354	42.07%	471	2003*

NVIT NVIT Money Market Fund - Class I - Q/NQ	9.873106	10.091441	2.21%	6,167	2007
	9.681775	9.873106	1.98%	0	2006
	9.666356	9.681775	0.16%	0	2005
	9.829376	9.666356	-1.66%	0	2004
	10.000000	9.829376	-1.71%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	20.843538	20.880662	0.18%	0	2007
	17.455106	20.843538	19.41%	0	2006
	16.005733	17.455106	9.06%	0	2005
	13.673012	16.005733	17.06%	0	2004
	10.000000	13.673012	36.73%	0	2003*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	14.846906	14.871871	0.17%	4,076	2007
	12.432919	14.846906	19.42%	0	2006
	11.399085	12.432919	9.07%	0	2005
	10.000000	11.399085	13.99%	0	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	15.903523	16.985489	6.80%	0	2007
	15.829399	15.903523	0.47%	0	2006
	15.060659	15.829399	5.10%	0	2005
	13.642354	15.060659	10.40%	0	2004
	10.000000	13.642354	36.42%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	21.691010	19.627066	-9.52%	0	2007
	18.987931	21.691010	14.24%	0	2006
	18.936699	18.987931	0.27%	0	2005
	16.592095	18.936699	14.13%	0	2004
	10.000000	16.592095	65.92%	0	2003*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.075975	19.952370	-0.62%	173	2007
	18.414714	20.075975	9.02%	0	2006
	16.852384	18.414714	9.27%	0	2005
	14.543597	16.852384	15.87%	0	2004
	10.000000	14.543597	45.44%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.083340	16.925444	5.24%	6,154	2007
	14.537894	16.083340	10.63%	0	2006
	13.921850	14.537894	4.43%	0	2005
	13.029251	13.921850	6.85%	0	2004
	10.000000	13.029251	30.29%	0	2003*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.088024	18.830186	17.04%	0	2007
	14.900100	16.088024	7.97%	0	2006
	15.392596	14.900100	-3.20%	0	2005
	15.167483	15.392596	1.48%	0	2004
	10.000000	15.167483	51.67%	0	2003*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.325162	13.245197	16.95%	0	2007
	10.439790	11.325162	8.48%	0	2006
	10.784858	10.439790	-3.20%	0	2005
	10.000000	10.784858	7.85%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.135443	20.409920	19.11%	0	2007
	17.653897	17.135443	-2.94%	0	2006
	16.200588	17.653897	8.97%	303	2005
	14.814942	16.200588	9.35%	0	2004
	10.000000	14.814942	48.15%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.650248	16.766670	-5.01%	3,241	2007
	15.656179	17.650248	12.74%	0	2006
	15.438204	15.656179	1.41%	0	2005
	13.516468	15.438204	14.22%	0	2004
	10.000000	13.516468	35.16%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.475254	11.710288	2.05%	2,795	2007
	11.219811	11.475254	2.28%	0	2006
	11.255447	11.219811	-0.32%	0	2005
	10.830451	11.255447	3.92%	0	2004
	10.000000	10.830451	8.30%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.131697	16.804469	11.05%	1,717	2007
	14.404240	15.131697	5.05%	1,517	2006
	14.080295	14.404240	2.30%	1,517	2005
	13.538203	14.080295	4.00%	2,314	2004
	10.000000	13.538203	35.38%	1,517	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.594300	15.097235	3.45%	0	2007
	12.742651	14.594300	14.53%	0	2006
	11.452862	12.742651	11.26%	0	2005
	10.000000	11.452862	14.53%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.177973	22.947137	3.47%	0	2007
	19.370009	22.177973	14.50%	0	2006
	17.407459	19.370009	11.27%	0	2005
	15.010694	17.407459	15.97%	0	2004
	10.000000	15.010694	50.11%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.490192	-5.10%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.497972	13.103739	-2.92%	0	2007
	12.667295	13.497972	6.56%	0	2006
	12.729317	12.667295	-0.49%	0	2005
	12.001048	12.729317	6.07%	0	2004*
	10.000000	12.001048	20.01%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	15.988600	16.242194	1.59%	6,374	2007
	14.281290	15.988600	11.95%	0	2006
	13.844123	14.281290	3.16%	0	2005
	13.002597	13.844123	6.47%	0	2004
	10.000000	13.002597	30.03%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	20.859269	20.062157	-3.82%	1,374	2007
	18.648225	20.859269	11.86%	0	2006
	17.422486	18.648225	7.04%	0	2005
	14.985665	17.422486	16.26%	0	2004
	10.000000	14.985665	49.86%	0	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.377247	14.092627	-8.35%	0	2007
	13.598634	15.377247	13.08%	0	2006
	13.246585	13.598634	2.66%	0	2005
	12.221224	13.246585	8.39%	0	2004
	10.000000	12.221224	22.21%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.460698	20.569506	5.70%	0	2007
	15.618561	19.460698	24.60%	0	2006
	14.269156	15.618561	9.46%	0	2005
	12.588612	14.269156	13.35%	0	2004
	10.000000	12.588612	25.89%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.669848	13.039960	2.92%	859	2007
	12.317677	12.669848	2.86%	859	2006
	11.946053	12.317677	3.11%	859	2005
	11.659268	11.946053	2.46%	859	2004
	10.000000	11.659268	16.59%	859	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.871543	13.025297	9.72%	2,429	2007
	11.130518	11.871543	6.66%	0	2006
	10.000000	11.130518	11.31%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.111410	12.170989	0.49%	361	2007
	10.463452	12.111410	15.75%	0	2006
	10.000000	10.463452	4.63%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.110392	10.376874	2.64%	1,267	2007
	9.962563	10.110392	1.48%	0	2006
	10.000000	9.962563	-0.37%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.449907	10.724417	2.63%	10,407	2007
	10.343311	10.449907	1.03%	0	2006
	10.201060	10.343311	1.39%	0	2005
	10.047999	10.201060	1.52%	0	2004
	10.000000	10.047999	0.48%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.826474	16.423787	3.77%	0	2007
	14.641085	15.826474	8.10%	0	2006
	13.383536	14.641085	9.40%	0	2005
	12.463435	13.383536	7.38%	0	2004
	10.000000	12.463435	24.63%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.169879	21.922928	-19.31%	0	2007
	20.229599	27.169879	34.31%	0	2006
	17.760907	20.229599	13.90%	0	2005
	13.380232	17.760907	32.74%	0	2004
	10.000000	13.380232	33.80%	0	2003*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.041748	16.839952	-1.18%	0	2007
	15.474834	17.041748	10.13%	0	2006
	15.053357	15.474834	2.80%	0	2005
	13.929513	15.053357	8.07%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.020530	16.361051	8.92%	149	2007
	14.524742	15.020530	3.41%	149	2006
	13.719169	14.524742	5.87%	149	2005
	13.232915	13.719169	3.67%	149	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.770739	20.229163	7.77%	0	2007
	16.558844	18.770739	13.36%	0	2006
	15.541991	16.558844	6.54%	0	2005
	13.828873	15.541991	12.39%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.098488	17.478899	2.22%	0	2007
	14.989726	17.098488	14.07%	0	2006
	14.697438	14.989726	1.99%	0	2005
	13.553279	14.697438	8.44%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.690530	19.488802	-1.02%	0	2007
	17.682705	19.690530	11.35%	0	2006
	17.006918	17.682705	3.97%	0	2005
	14.648712	17.006918	16.10%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.989915	16.491019	-2.94%	0	2007
	14.916281	16.989915	13.90%	0	2006
	14.636444	14.916281	1.91%	0	2005
	13.334847	14.636444	9.76%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.299100	22.185329	14.96%	0	2007
	15.866603	19.299100	21.63%	0	2006
	14.386628	15.866603	10.29%	0	2005
	12.855962	14.386628	11.91%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.983115	17.221259	14.94%	0	2007
	12.306270	14.983115	21.75%	0	2006
	11.171528	12.306270	10.16%	0	2005
	10.000000	11.171528	11.72%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.034513	12.398637	-4.88%	0	2007
	11.118840	13.034513	17.23%	0	2006
	10.000000	11.118840	11.19%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.038351	15.359933	17.81%	0	2007
	13.840836	13.038351	-5.80%	0	2006
	13.919802	13.840836	-0.57%	0	2005
	12.909560	13.919802	7.83%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.692698	16.332197	-7.69%	276	2007
	15.316888	17.692698	15.51%	276	2006
	14.981210	15.316888	2.24%	276	2005
	13.457714	14.981210	11.32%	276	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.959238	16.267651	36.03%	0	2007
	11.265285	11.959238	6.16%	0	2006
	10.000000	11.265285	12.65%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.420323	11.122866	6.74%	0	2007
	10.519787	10.420323	-0.95%	0	2006
	10.622776	10.519787	-0.97%	0	2005
	10.296831	10.622776	3.17%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.995764	19.365387	-3.15%	0	2007
	17.924022	19.995764	11.56%	0	2006
	17.142195	17.924022	4.56%	0	2005
	14.424717	17.142195	18.84%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.217239	16.598760	2.35%	0	2007
	14.436596	16.217239	12.33%	0	2006
	14.177097	14.436596	1.83%	0	2005
	13.176457	14.177097	7.59%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.754004	15.368705	4.17%	0	2007
	13.020813	14.754004	13.31%	0	2006
	12.825585	13.020813	1.52%	0	2005
	12.552348	12.825585	2.18%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.358843	13.283718	-13.51%	0	2007
	15.215910	15.358843	0.94%	0	2006
	14.783442	15.215910	2.93%	0	2005
	13.654276	14.783442	8.27%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.340654	14.358740	-12.13%	0	2007
	14.386794	16.340654	13.58%	0	2006
	14.082027	14.386794	2.16%	0	2005
	13.189856	14.082027	6.76%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.012094	16.045824	6.89%	0	2007
	13.297306	15.012094	12.90%	0	2006
	13.409955	13.297306	-0.84%	0	2005
	12.840790	13.409955	4.43%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.222237	9.817266	-3.96%	0	2007
	10.000000	10.222237	2.22%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.206056	10.460988	2.50%	393	2007
	10.072213	10.206056	1.33%	393	2006
	10.228802	10.072213	-1.53%	393	2005
	10.153985	10.228802	0.74%	393	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.381823	21.020590	14.36%	138	2007
	16.917788	18.381823	8.65%	138	2006
	14.874067	16.917788	13.74%	138	2005
	13.247182	14.874067	12.28%	138	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.111623	21.455855	41.98%	0	2007
	13.289851	15.111623	13.71%	0	2006
	10.000000	13.289851	32.90%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.736161	17.510355	-1.27%	139	2007
	15.166922	17.736161	16.94%	139	2006
	14.733905	15.166922	2.94%	139	2005
	13.585494	14.733905	8.45%	139	2004

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.343550	11.989856	5.70%	0	2007
	10.616498	11.343550	6.85%	0	2006
	10.000000	10.616498	6.16%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.895134	12.752011	7.20%	0	2007
	10.920956	11.895134	8.92%	0	2006
	10.000000	10.920956	9.21%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.252531	13.268098	8.29%	0	2007
	11.127603	12.252531	10.11%	0	2006
	10.000000	11.127603	11.28%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.753298	18.217002	23.48%	0	2007
	14.197474	14.753298	3.91%	0	2006
	13.801005	14.197474	2.87%	0	2005
	13.726297	13.801005	0.54%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.465245	10.618908	1.47%	387	2007
	10.306501	10.465245	1.54%	387	2006
	10.373487	10.306501	-0.65%	387	2005
	10.211618	10.373487	1.59%	387	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.781223	24.490730	12.44%	0	2007
	19.873286	21.781223	9.60%	0	2006
	17.269816	19.873286	15.08%	0	2005
	14.208951	17.269816	21.54%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.545435	24.585786	14.11%	0	2007
	18.761820	21.545435	14.84%	0	2006
	16.198775	18.761820	15.82%	0	2005
	14.661946	16.198775	10.48%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.561194	16.616993	14.12%	0	2007
	12.675573	14.561194	14.88%	0	2006
	10.947737	12.675573	15.78%	0	2005
	10.000000	10.947737	9.48%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.678665	21.255803	2.79%	0	2007
	18.280910	20.678665	13.12%	0	2006
	18.304064	18.280910	-0.13%	0	2005
	16.491056	18.304064	10.99%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.029684	11.156432	1.15%	0	2007
	10.000000	11.029684	10.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.278629	15.442886	-5.13%	291	2007
	14.254069	16.278629	14.20%	291	2006
	14.134191	14.254069	0.85%	291	2005
	13.060104	14.134191	8.22%	291	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.835094	19.827870	-4.83%	0	2007
	18.266013	20.835094	14.06%	0	2006
	17.222986	18.266013	6.06%	0	2005
	14.274655	17.222986	20.65%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.735858	19.742812	25.46%	0	2007
	12.591480	15.735858	24.97%	0	2006
	10.000000	12.591480	25.91%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.053671	22.571597	12.56%	0	2007
	16.934621	20.053671	18.42%	0	2006
	15.764456	16.934621	7.42%	0	2005
	13.641016	15.764456	15.57%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.539644	16.363649	12.55%	0	2007
	12.276589	14.539644	18.43%	0	2006
	11.432056	12.276589	7.39%	0	2005
	10.000000	11.432056	14.32%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.691232	11.572459	8.24%	0	2007
	9.716638	10.691232	10.03%	0	2006
	10.000000	9.716638	-2.83%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.753386	13.637813	7.66%	0	2007
	12.667219	13.753386	8.57%	0	2006
	12.066649	12.667219	4.98%	0	2005
	11.428244	12.066649	5.59%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.593217	22.102567	33.20%	0	2007
	15.595793	16.593217	6.40%	0	2006
	14.210111	15.595793	9.75%	0	2005
	12.354479	14.210111	15.02%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.205319	16.182127	8.01%	0	2007
	14.982396	16.205319	8.16%	0	2006
	13.853630	14.982396	8.15%	0	2005
	12.096180	13.853630	14.53%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.451018	30.378563	42.98%	0	2007
	21.247375	30.451018	43.32%	0	2006
	16.515213	21.247375	28.65%	0	2005
	14.271648	16.515213	15.72%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.876114	20.817591	43.04%	0	2007
	14.553604	20.876114	43.44%	0	2006
	11.305622	14.553604	28.73%	0	2005
	10.000000	11.305622	13.06%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.848778	10.059388	2.14%	0	2007
	9.693283	9.848778	1.60%	0	2006
	9.799698	9.693283	-1.09%	0	2005
	9.973263	9.799698	-1.74%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.135769	15.299788	8.23%	156	2007
	13.510394	14.135769	4.63%	156	2006
	13.293905	13.510394	1.63%	156	2005
	12.510661	13.293905	6.26%	156	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.748528	18.616371	4.89%	0	2007
	15.104860	17.748528	17.50%	0	2006
	14.550067	15.104860	3.81%	0	2005
	12.996280	14.550067	11.96%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.093196	14.789516	-2.01%	0	2007
	14.706822	15.093196	2.63%	0	2006
	14.658058	14.706822	0.33%	0	2005
	13.437805	14.658058	9.08%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.788165	13.909343	20.38%	0	2007
	11.554870	13.788165	19.33%	0	2006
	10.000000	11.554870	15.55%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.382550	20.707481	19.13%	0	2007
	15.573531	17.382550	11.62%	0	2006
	14.081263	15.573531	10.60%	0	2005
	12.446564	14.081263	13.13%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.404926	12.462294	0.46%	0	2007
	11.468083	12.404926	8.17%	0	2006
	10.000000	11.468083	14.68%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.524055	16.286092	4.91%	0	2007
	14.002252	15.524055	10.87%	0	2006
	13.438688	14.002252	4.19%	0	2005
	12.167407	13.438688	10.45%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.381253	10.741863	3.47%	0	2007
	10.000000	10.381253	3.81%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.363484	10.404322	0.39%	0	2007
	10.000000	10.363484	3.63%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.661625	11.886736	11.49%	0	2007
	10.000000	10.661625	6.62%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.191841	11.117858	9.09%	0	2007
	10.000000	10.191841	1.92%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.726268	-2.74%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.665903	13.740053	0.54%	0	2007
	12.671637	13.665903	7.85%	0	2006
	12.693490	12.671637	-0.17%	0	2005
	11.824955	12.693490	7.34%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.178219	11.242528	0.58%	0	2007
	10.365378	11.178219	7.84%	0	2006
	10.000000	10.365378	3.65%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	33.326894	47.172587	41.55%	0	2007
	25.073374	33.326894	32.92%	0	2006
	19.431581	25.073374	29.03%	0	2005
	16.547807	19.431581	17.43%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.058040	28.441732	41.80%	0	2007
	15.063949	20.058040	33.15%	0	2006
	11.660535	15.063949	29.19%	0	2005
	10.000000	11.660535	16.61%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.594511	25.275023	17.04%	0	2007
	16.126549	21.594511	33.91%	0	2006
	15.575130	16.126549	3.54%	0	2005
	12.329837	15.575130	26.32%	0	2004

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.032915	20.214886	-3.89%	0	2007
	17.962887	21.032915	17.09%	0	2006
	16.628477	17.962887	8.02%	0	2005
	14.122409	16.628477	17.75%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.190562	10.645636	4.47%	399	2007
	10.113215	10.190562	0.76%	399	2006
	10.044005	10.113215	0.69%	399	2005
	9.976093	10.044005	0.68%	399	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.168048	16.698003	10.09%	0	2007
	15.186370	15.168048	-0.12%	0	2006
	14.395965	15.186370	5.49%	0	2005
	13.726626	14.395965	4.88%	0	2004

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.306395	11.351218	10.14%	0	2007
	10.320503	10.306395	-0.14%	0	2006
	9.779094	10.320503	5.54%	0	2005
	10.000000	9.779094	-2.21%	0	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.780316	11.496066	6.64%	0	2007
	10.000000	10.780316	7.80%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.332780	11.642456	2.73%	0	2007
	10.947718	11.332780	3.52%	0	2006
	10.868245	10.947718	0.73%	0	2005
	10.651358	10.868245	2.04%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	12.785464	13.194470	3.20%	342	2007
	12.093727	12.785464	5.72%	342	2006
	11.870421	12.093727	1.88%	342	2005
	11.361390	11.870421	4.48%	342	2004

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.437916	14.871618	3.00%	0	2007
	13.297396	14.437916	8.58%	0	2006
	12.945518	13.297396	2.72%	0	2005
	12.121480	12.945518	6.80%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	16.504527	17.079278	3.48%	4,904	2007
	14.777716	16.504527	11.69%	4,904	2006
	14.154468	14.777716	4.40%	146	2005
	12.951129	14.154468	9.29%	146	2004

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.154523	18.752730	3.30%	8,260	2007
	15.931321	18.154523	13.95%	8,617	2006
	15.137915	15.931321	5.24%	8,808	2005
	13.616107	15.137915	11.18%	3,605	2004

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.030407	16.991659	6.00%	0	2007
	14.994173	16.030407	6.91%	0	2006
	14.030554	14.994173	6.87%	0	2005
	12.490228	14.030554	12.33%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	18.767658	19.679065	4.86%	0	2007
	17.515423	18.767658	7.15%	0	2006
	16.024317	17.515423	9.31%	0	2005
	14.201002	16.024317	12.84%	0	2004

NVIT NVIT Money Market Fund - Class I - Q/NQ	9.853333	10.066041	2.16%	0	2007
	9.667326	9.853333	1.92%	0	2006
	9.656870	9.667326	0.11%	0	2005
	9.824766	9.656870	-1.71%	0	2004

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	20.804475	20.830786	0.13%	0	2007
	17.431305	20.804475	19.35%	0	2006
	15.992068	17.431305	9.00%	0	2005
	13.668336	15.992068	17.00%	0	2004

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	14.826735	14.844018	0.12%	0	2007
	12.422369	14.826735	19.36%	0	2006
	11.395221	12.422369	9.01%	0	2005
	10.000000	11.395221	13.95%	0	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	15.872015	16.943088	6.75%	0	2007
	15.806129	15.872015	0.42%	0	2006
	15.046204	15.806129	5.05%	0	2005
	13.636241	15.046204	10.34%	0	2004

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	21.648088	19.578133	-9.56%	0	2007
	18.960047	21.648088	14.18%	0	2006
	18.918543	18.960047	0.22%	0	2005
	16.584685	18.918543	14.07%	0	2004

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	20.036196	19.902575	-0.67%	0	2007
	18.387630	20.036196	8.97%	0	2006
	16.836188	18.387630	9.21%	0	2005
	14.537072	16.836188	15.82%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.051475	16.883208	5.18%	0	2007
	14.516509	16.051475	10.57%	0	2006
	13.908480	14.516509	4.37%	0	2005
	13.023406	13.908480	6.80%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.056147	18.783196	16.98%	0	2007
	14.878177	16.056147	7.92%	0	2006
	15.377810	14.878177	-3.25%	0	2005
	15.160681	15.377810	1.43%	0	2004

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.309771	13.220363	16.89%	0	2007
	10.430918	11.309771	8.43%	0	2006
	10.781201	10.430918	-3.25%	0	2005
	10.000000	10.781201	7.81%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.101485	20.358976	19.05%	0	2007
	17.627922	17.101485	-2.99%	0	2006
	16.185022	17.627922	8.92%	0	2005
	14.808298	16.185022	9.30%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.615270	16.724821	-5.05%	0	2007
	15.633146	17.615270	12.68%	0	2006
	15.423379	15.633146	1.36%	0	2005
	13.510397	15.423379	14.16%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.452544	11.681086	2.00%	0	2007
	11.203322	11.452544	2.22%	0	2006
	11.244639	11.203322	-0.37%	0	2005
	10.825594	11.244639	3.87%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.101717	16.762542	11.00%	291	2007
	14.383063	15.101717	5.00%	291	2006
	14.066772	14.383063	2.25%	291	2005
	13.532144	14.066772	3.95%	291	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.574459	15.068940	3.39%	0	2007
	12.731834	14.574459	14.47%	0	2006
	11.448989	12.731834	11.20%	0	2005
	10.000000	11.448989	14.49%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.134009	22.889842	3.41%	0	2007
	19.341502	22.134009	14.44%	0	2006
	17.390723	19.341502	11.22%	0	2005
	15.003950	17.390723	15.91%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.486937	-5.13%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.471187	13.071001	-2.97%	0	2007
	12.648632	13.471187	6.50%	0	2006
	12.717075	12.648632	-0.54%	0	2005
	11.995661	12.717075	6.01%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	15.956906	16.201647	1.53%	149	2007
	14.260271	15.956906	11.90%	149	2006
	13.830819	14.260271	3.11%	149	2005
	12.996768	13.830819	6.42%	149	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	20.817957	20.012111	-3.87%	0	2007
	18.620810	20.817957	11.80%	0	2006
	17.405765	18.620810	6.98%	0	2005
	14.978953	17.405765	16.20%	0	2004

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.348424	14.058970	-8.40%	0	2007
	13.580075	15.348424	13.02%	0	2006
	13.235273	13.580075	2.61%	0	2005
	12.217048	13.235273	8.33%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.424187	20.520325	5.64%	0	2007
	15.597228	19.424187	24.54%	0	2006
	14.256956	15.597228	9.40%	0	2005
	12.584302	14.256956	13.29%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.646107	13.008807	2.87%	0	2007
	12.300885	12.646107	2.81%	0	2006
	11.935860	12.300885	3.06%	0	2005
	11.655293	11.935860	2.41%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.861450	13.007515	9.66%	0	2007
	11.126744	11.861450	6.60%	0	2006
	10.000000	11.126744	11.27%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.101091	12.154356	0.44%	0	2007
	10.459894	12.101091	15.69%	0	2006
	10.000000	10.459894	4.60%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.101791	10.362703	2.58%	0	2007
	9.959178	10.101791	1.43%	0	2006
	10.000000	9.959178	-0.41%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.430297	10.698770	2.57%	0	2007
	10.329181	10.430297	0.98%	0	2006
	10.192334	10.329181	1.34%	0	2005
	10.044557	10.192334	1.47%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.794128	16.381783	3.72%	0	2007
	14.618624	15.794128	8.04%	0	2006
	13.369832	14.618624	9.34%	0	2005
	12.457054	13.369832	7.33%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.114345	21.866838	-19.35%	0	2007
	20.198573	27.114345	34.24%	0	2006
	17.742725	20.198573	13.84%	0	2005
	13.373387	17.742725	32.67%	0	2004

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.007946	16.797888	-1.24%	0	2007
	15.452043	17.007946	10.07%	0	2006
	15.038878	15.452043	2.75%	0	2005
	13.923259	15.038878	8.01%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.990766	16.320214	8.87%	0	2007
	14.503375	14.990766	3.36%	0	2006
	13.705989	14.503375	5.82%	649	2005
	13.226979	13.705989	3.62%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.733504	20.178627	7.71%	1,617	2007
	16.534458	18.733504	13.30%	1,045	2006
	15.527047	16.534458	6.49%	433	2005
	13.822665	15.527047	12.33%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.064599	17.435268	2.17%	0	2007
	14.967672	17.064599	14.01%	0	2006
	14.683317	14.967672	1.94%	0	2005
	13.547207	14.683317	8.39%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.651496	19.440140	-1.08%	0	2007
	17.656679	19.651496	11.30%	0	2006
	16.990570	17.656679	3.92%	0	2005
	14.642139	16.990570	16.04%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.956218	16.449826	-2.99%	0	2007
	14.894305	16.956218	13.84%	0	2006
	14.622353	14.894305	1.86%	0	2005
	13.328855	14.622353	9.70%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.260860	22.129970	14.90%	0	2007
	15.843252	19.260860	21.57%	0	2006
	14.372789	15.843252	10.23%	0	2005
	12.850187	14.372789	11.85%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.962699	17.188937	14.88%	0	2007
	12.295785	14.962699	21.69%	0	2006
	11.167726	12.295785	10.10%	0	2005
	10.000000	11.167726	11.68%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.023425	12.381706	-4.93%	0	2007
	11.115071	13.023425	17.17%	0	2006
	10.000000	11.115071	11.15%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.012490	15.321568	17.75%	0	2007
	13.820457	13.012490	-5.85%	0	2006
	13.906425	13.820457	-0.62%	0	2005
	12.903764	13.906425	7.77%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.657614	16.291406	-7.74%	0	2007
	15.294325	17.657614	15.45%	0	2006
	14.966790	15.294325	2.19%	242	2005
	13.451657	14.966790	11.26%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.949060	16.245426	35.96%	70	2007
	11.261458	11.949060	6.11%	0	2006
	10.000000	11.261458	12.61%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.398993	11.094373	6.69%	0	2007
	10.503624	10.398993	-1.00%	0	2006
	10.611882	10.503624	-1.02%	0	2005
	10.291552	10.611882	3.11%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.956117	19.317027	-3.20%	0	2007
	17.897638	19.956117	11.50%	0	2006
	17.125720	17.897638	4.51%	0	2005
	14.418238	17.125720	18.78%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.185093	16.557317	2.30%	0	2007
	14.415353	16.185093	12.28%	0	2006
	14.163472	14.415353	1.78%	0	2005
	13.170537	14.163472	7.54%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.724740	15.330307	4.11%	0	2007
	13.001639	14.724740	13.25%	0	2006
	12.813249	13.001639	1.47%	0	2005
	12.546704	12.813249	2.12%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.328402	13.250549	-13.56%	0	2007
	15.193525	15.328402	0.89%	0	2006
	14.769232	15.193525	2.87%	0	2005
	13.648154	14.769232	8.21%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.308257	14.322866	-12.17%	0	2007
	14.365614	16.308257	13.52%	0	2006
	14.068483	14.365614	2.11%	0	2005
	13.183936	14.068483	6.71%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.982308	16.005727	6.83%	0	2007
	13.277713	14.982308	12.84%	0	2006
	13.397044	13.277713	-0.89%	0	2005
	12.835006	13.397044	4.38%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.218765	9.808873	-4.01%	0	2007
	10.000000	10.218765	2.19%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.185796	10.434843	2.45%	0	2007
	10.057359	10.185796	1.28%	0	2006
	10.218953	10.057359	-1.58%	0	2005
	10.149419	10.218953	0.69%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.345383	20.968125	14.30%	228	2007
	16.892886	18.345383	8.60%	222	2006
	14.859757	16.892886	13.68%	232	2005
	13.241238	14.859757	12.22%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.098789	21.426574	41.91%	0	2007
	13.285355	15.098789	13.65%	0	2006
	10.000000	13.285355	32.85%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.700989	17.466611	-1.32%	0	2007
	15.144591	17.700989	16.88%	825	2006
	14.719744	15.144591	2.89%	354	2005
	13.579393	14.719744	8.40%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.333906	11.973480	5.64%	0	2007
	10.612895	11.333906	6.79%	0	2006
	10.000000	10.612895	6.13%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.885019	12.734608	7.15%	0	2007
	10.917246	11.885019	8.86%	0	2006
	10.000000	10.917246	9.17%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.242110	13.249973	8.23%	0	2007
	11.123821	12.242110	10.05%	0	2006
	10.000000	11.123821	11.24%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.724045	18.171520	23.41%	59	2007
	14.176563	14.724045	3.86%	0	2006
	13.787725	14.176563	2.82%	0	2005
	13.720126	13.787725	0.49%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.444489	10.592391	1.42%	0	2007
	10.291329	10.444489	1.49%	0	2006
	10.363516	10.291329	-0.70%	0	2005
	10.207031	10.363516	1.53%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.738032	24.429564	12.38%	0	2007
	19.844027	21.738032	9.54%	44	2006
	17.253206	19.844027	15.02%	87	2005
	14.202577	17.253206	21.48%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.502713	24.524388	14.05%	0	2007
	18.734206	21.502713	14.78%	0	2006
	16.183197	18.734206	15.76%	0	2005
	14.655363	16.183197	10.43%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.541388	16.585835	14.06%	0	2007
	12.664802	14.541388	14.82%	0	2006
	10.944025	12.664802	15.72%	0	2005
	10.000000	10.944025	9.44%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.637677	21.202732	2.74%	189	2007
	18.254014	20.637677	13.06%	203	2006
	18.286473	18.254014	-0.18%	0	2005
	16.483660	18.286473	10.94%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.025935	11.146886	1.10%	0	2007
	10.000000	11.025935	10.26%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.246329	15.404295	-5.18%	0	2007
	14.233070	16.246329	14.14%	0	2006
	14.120595	14.233070	0.80%	0	2005
	13.054225	14.120595	8.17%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.793799	19.778357	-4.88%	0	2007
	18.239133	20.793799	14.01%	0	2006
	17.206428	18.239133	6.00%	0	2005
	14.268246	17.206428	20.59%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.722482	19.715874	25.40%	0	2007
	12.587209	15.722482	24.91%	0	2006
	10.000000	12.587209	25.87%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.013904	22.515223	12.50%	0	2007
	16.909683	20.013904	18.36%	0	2006
	15.749303	16.909683	7.37%	0	2005
	13.634901	15.749303	15.51%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.519847	16.332946	12.49%	0	2007
	12.266150	14.519847	18.37%	0	2006
	11.428183	12.266150	7.33%	0	2005
	10.000000	11.428183	14.28%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.682130	11.556646	8.19%	0	2007
	9.713324	10.682130	9.97%	0	2006
	10.000000	9.713324	-2.87%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.726086	13.610743	7.61%	0	2007
	12.648544	13.726086	8.52%	0	2006
	12.055029	12.648544	4.92%	0	2005
	11.423100	12.055029	5.53%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.560361	22.047442	33.13%	0	2007
	15.572875	16.560361	6.34%	0	2006
	14.196482	15.572875	9.70%	0	2005
	12.348942	14.196482	14.96%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.174908	16.151760	7.95%	0	2007
	14.961936	16.174908	8.11%	0	2006
	13.841789	14.961936	8.09%	0	2005
	12.092041	13.841789	14.47%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.390654	30.318342	42.90%	0	2007
	21.216096	30.390654	43.24%	0	2006
	16.499332	21.216096	28.59%	0	2005
	14.265241	16.499332	15.66%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.847705	20.789262	42.97%	0	2007
	14.541237	20.847705	43.37%	0	2006
	11.301782	14.541237	28.66%	0	2005
	10.000000	11.301782	13.02%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.829228	10.034249	2.09%	0	2007
	9.679002	9.829228	1.55%	0	2006
	9.790262	9.679002	-1.14%	0	2005
	9.968772	9.790262	-1.79%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.107738	15.261575	8.18%	0	2007
	13.490499	14.107738	4.58%	0	2006
	13.281117	13.490499	1.58%	0	2005
	12.505036	13.281117	6.21%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.713360	18.569909	4.84%	0	2007
	15.082636	17.713360	17.44%	0	2006
	14.536075	15.082636	3.76%	0	2005
	12.990444	14.536075	11.90%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.063279	14.752589	-2.06%	0	2007
	14.685186	15.063279	2.57%	0	2006
	14.643982	14.685186	0.28%	0	2005
	13.431782	14.643982	9.02%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.776425	13.897501	20.31%	0	2007
	11.550946	13.776425	19.27%	0	2006
	10.000000	11.550946	15.51%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.346999	20.654475	19.07%	0	2007
	15.549628	17.346999	11.56%	0	2006
	14.066830	15.549628	10.54%	0	2005
	12.440193	14.066830	13.08%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.394383	12.445278	0.41%	0	2007
	11.464191	12.394383	8.11%	1,278	2006
	10.000000	11.464191	14.64%	1,494	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.494930	16.247159	4.85%	0	2007
	13.983136	15.494930	10.81%	0	2006
	13.427203	13.983136	4.14%	0	2005
	12.163238	13.427203	10.39%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.377716	10.732657	3.42%	0	2007
	10.000000	10.377716	3.78%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.359960	10.395406	0.34%	0	2007
	10.000000	10.359960	3.60%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.658003	11.876563	11.43%	0	2007
	10.000000	10.658003	6.58%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.188370	11.108347	9.03%	0	2007
	10.000000	10.188370	1.88%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.722931	-2.77%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.638790	13.705729	0.49%	0	2007
	12.652973	13.638790	7.79%	0	2006
	12.681275	12.652973	-0.22%	0	2005
	11.819638	12.681275	7.29%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.168702	11.227166	0.52%	0	2007
	10.361854	11.168702	7.79%	0	2006
	10.000000	10.361854	3.62%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	33.260826	47.054817	41.47%	0	2007
	25.036467	33.260826	32.85%	0	2006
	19.412896	25.036467	28.97%	0	2005
	16.540376	19.412896	17.37%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.030764	28.388430	41.72%	0	2007
	15.051156	20.030764	33.08%	0	2006
	11.656576	15.051156	29.12%	0	2005
	10.000000	11.656576	16.57%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.551679	25.211899	16.98%	0	2007
	16.102783	21.551679	33.84%	0	2006
	15.560145	16.102783	3.49%	0	2005
	12.324285	15.560145	26.26%	0	2004

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.991241	20.164422	-3.94%	0	2007
	17.936467	20.991241	17.03%	0	2006
	16.612510	17.936467	7.97%	0	2005
	14.116084	16.612510	17.68%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.170346	10.619040	4.41%	0	2007
	10.098317	10.170346	0.71%	0	2006
	10.034351	10.098317	0.64%	0	2005
	9.971617	10.034351	0.63%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.137950	16.656286	10.03%	0	2007
	15.163992	15.137950	-0.17%	0	2006
	14.382099	15.163992	5.44%	0	2005
	13.720458	14.382099	4.82%	0	2004

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.292380	11.329944	10.08%	0	2007
	10.311740	10.292380	-0.19%	0	2006
	9.775780	10.311740	5.48%	0	2005
	10.000000	9.775780	-2.24%	0	2004*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.776649	11.486226	6.58%	0	2007
	10.000000	10.776649	7.77%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.310306	11.613381	2.68%	0	2007
	10.931599	11.310306	3.46%	0	2006
	10.857791	10.931599	0.68%	0	2005
	10.646571	10.857791	1.98%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	12.760116	13.161523	3.15%	0	2007
	12.075916	12.760116	5.67%	0	2006
	11.859009	12.075916	1.83%	0	2005
	11.356286	11.859009	4.43%	0	2004

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.409293	14.834493	2.95%	0	2007
	13.277824	14.409293	8.52%	0	2006
	12.933076	13.277824	2.67%	0	2005
	12.116049	12.933076	6.74%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	16.471815	17.036643	3.43%	1,007	2007
	14.755964	16.471815	11.63%	1,789	2006
	14.140874	14.755964	4.35%	3,676	2005
	12.945322	14.140874	9.24%	6,999	2004

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.118493	18.705868	3.24%	859	2007
	15.907856	18.118493	13.90%	0	2006
	15.123351	15.907856	5.19%	0	2005
	13.609991	15.123351	11.12%	0	2004

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	16.000337	16.951032	5.94%	260	2007
	14.973706	16.000337	6.86%	303	2006
	14.018561	14.973706	6.81%	1,489	2005
	12.485956	14.018561	12.27%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	18.730452	19.629907	4.80%	0	2007
	17.489639	18.730452	7.09%	0	2006
	16.008905	17.489639	9.25%	1,092	2005
	14.194622	16.008905	12.78%	0	2004

NVIT NVIT Money Market Fund - Class I - Q/NQ	9.833599	10.040699	2.11%	0	2007
	9.652899	9.833599	1.87%	0	2006
	9.647389	9.652899	0.06%	0	2005
	9.820156	9.647389	-1.76%	0	2004

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	20.765452	20.780992	0.07%	0	2007
	17.407509	20.765452	19.29%	0	2006
	15.978409	17.407509	8.94%	0	2005
	13.663665	15.978409	16.94%	0	2004

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	14.806572	14.816179	0.06%	0	2007
	12.411825	14.806572	19.29%	0	2006
	11.391374	12.411825	8.96%	0	2005
	10.000000	11.391374	13.91%	0	2004*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	15.840536	16.900776	6.69%	0	2007
	15.782851	15.840536	0.37%	0	2006
	15.031729	15.782851	5.00%	0	2005
	13.630117	15.031729	10.28%	0	2004

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	21.605189	19.529246	-9.61%	0	2007
	18.932150	21.605189	14.12%	0	2006
	18.900373	18.932150	0.17%	0	2005
	16.577254	18.900373	14.01%	0	2004

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	19.996473	19.852863	-0.72%	0	2007
	18.360569	19.996473	8.91%	0	2006
	16.820009	18.360569	9.16%	0	2005
	14.530553	16.820009	15.76%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.019638	16.841033	5.13%	0	2007
	14.495128	16.019638	10.52%	0	2006
	13.895106	14.495128	4.32%	0	2005
	13.017569	13.895106	6.74%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	16.024301	18.736274	16.92%	0	2007
	14.856267	16.024301	7.86%	0	2006
	15.363022	14.856267	-3.30%	0	2005
	15.153885	15.363022	1.38%	0	2004

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.294372	13.195562	16.83%	0	2007
	10.422060	11.294372	8.37%	0	2006
	10.777554	10.422060	-3.30%	0	2005
	10.000000	10.777554	7.78%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.067581	20.308142	18.99%	0	2007
	17.601984	17.067581	-3.04%	854	2006
	16.169473	17.601984	8.86%	871	2005
	14.801656	16.169473	9.24%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.580325	16.683031	-5.10%	0	2007
	15.610111	17.580325	12.62%	0	2006
	15.408536	15.610111	1.31%	0	2005
	13.504333	15.408536	14.10%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.429808	11.651891	1.94%	0	2007
	11.186803	11.429808	2.17%	0	2006
	11.233809	11.186803	-0.42%	0	2005
	10.820723	11.233809	3.82%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.071748	16.720649	10.94%	0	2007
	14.361868	15.071748	4.94%	0	2006
	14.053233	14.361868	2.20%	0	2005
	13.526067	14.053233	3.90%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.554628	15.040679	3.34%	0	2007
	12.721021	14.554628	14.41%	0	2006
	11.445101	12.721021	11.15%	0	2005
	10.000000	11.445101	14.45%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.090135	22.832692	3.36%	0	2007
	19.313035	22.090135	14.38%	0	2006
	17.374012	19.313035	11.16%	0	2005
	14.997227	17.374012	15.85%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.483683	-5.16%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.444489	13.038375	-3.02%	0	2007
	12.630017	13.444489	6.45%	0	2006
	12.704852	12.630017	-0.59%	0	2005
	11.990272	12.704852	5.96%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	15.925256	16.161175	1.48%	0	2007
	14.239272	15.925256	11.84%	0	2006
	13.817518	14.239272	3.05%	0	2005
	12.990931	13.817518	6.36%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	20.776676	19.962121	-3.92%	0	2007
	18.593399	20.776676	11.74%	0	2006
	17.389038	18.593399	6.93%	0	2005
	14.972238	17.389038	16.14%	0	2004

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.319613	14.025334	-8.45%	0	2007
	13.561526	15.319613	12.96%	0	2006
	13.223957	13.561526	2.55%	0	2005
	12.212863	13.223957	8.28%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.387774	20.471301	5.59%	0	2007
	15.575952	19.387774	24.47%	0	2006
	14.244793	15.575952	9.34%	0	2005
	12.580004	14.244793	13.23%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.622358	12.977688	2.82%	0	2007
	12.284060	12.622358	2.75%	0	2006
	11.925642	12.284060	3.01%	0	2005
	11.651290	11.925642	2.35%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.851344	12.989732	9.61%	0	2007
	11.122956	11.851344	6.55%	0	2006
	10.000000	11.122956	11.23%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.090814	12.137763	0.39%	0	2007
	10.456343	12.090814	15.63%	0	2006
	10.000000	10.456343	4.56%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.093189	10.348539	2.53%	0	2007
	9.955790	10.093189	1.38%	0	2006
	10.000000	9.955790	-0.44%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.410732	10.673210	2.52%	0	2007
	10.315071	10.410732	0.93%	0	2006
	10.183615	10.315071	1.29%	0	2005
	10.041112	10.183615	1.42%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.761797	16.339813	3.67%	0	2007
	14.596171	15.761797	7.99%	0	2006
	13.356123	14.596171	9.28%	0	2005
	12.450667	13.356123	7.27%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.058923	21.810876	-19.39%	0	2007
	20.167579	27.058923	34.17%	0	2006
	17.724561	20.167579	13.78%	0	2005
	13.366536	17.724561	32.60%	0	2004

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.974205	16.755907	-1.29%	0	2007
	15.429286	16.974205	10.01%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.961038	16.279450	8.81%	0	2007
	14.482021	14.961038	3.31%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.696346	20.128206	7.66%	0	2007
	16.510103	18.696346	13.24%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.030758	17.391707	2.12%	0	2007
	14.945638	17.030758	13.95%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.612536	19.391590	-1.13%	0	2007
	17.630699	19.612536	11.24%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.922598	16.408735	-3.04%	0	2007
	14.872381	16.922598	13.79%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.222669	22.074698	14.84%	0	2007
	15.819936	19.222669	21.51%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.942334	17.156684	14.82%	0	2007
	12.285345	14.942334	21.63%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.012340	12.364782	-4.98%	0	2007
	11.111284	13.012340	17.11%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.986662	15.283260	17.68%	0	2007
	13.800091	12.986662	-5.89%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.622589	16.250699	-7.78%	0	2007
	15.271808	17.622589	15.39%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.938875	16.223222	35.89%	0	2007
	11.257628	11.938875	6.05%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.377693	11.065938	6.63%	0	2007
	10.487479	10.377693	-1.05%	0	2006*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.916540	19.268764	-3.25%	0	2007
	17.871283	19.916540	11.44%	0	2006*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.152986	16.515936	2.25%	0	2007
	14.394124	16.152986	12.22%	0	2006*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.695545	15.292022	4.06%	0	2007
	12.982487	14.695545	13.20%	0	2006*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.297967	13.217414	-13.60%	0	2007
	15.171124	15.297967	0.84%	0	2006*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.275911	14.287096	-12.22%	0	2007
	14.344457	16.275911	13.46%	0	2006*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.952587	15.965735	6.78%	0	2007
	13.258156	14.952587	12.78%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.215291	9.800467	-4.06%	0	2007
	10.000000	10.215291	2.15%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.165556	10.408726	2.39%	0	2007
	10.042521	10.165556	1.23%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.309025	20.915771	14.24%	0	2007
	16.868044	18.309025	8.54%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.085922	21.397269	41.84%	0	2007
	13.280835	15.085922	13.59%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.665851	17.422948	-1.37%	0	2007
	15.122257	17.665851	16.82%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.324246	11.957115	5.59%	0	2007
	10.609283	11.324246	6.74%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.874893	12.717185	7.09%	0	2007
	10.913537	11.874893	8.81%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.231694	13.231866	8.18%	0	2007
	11.120041	12.231694	10.00%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.694842	18.126134	23.35%	0	2007
	14.155702	14.694842	3.81%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.423767	10.565928	1.36%	1,453	2007
	10.276160	10.423767	1.44%	725	2006*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.694933	24.368547	12.32%	0	2007
	19.814822	21.694933	9.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.460084	24.463153	13.99%	0	2007
	18.706629	21.460084	14.72%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.521578	16.554692	14.00%	0	2007
	12.654015	14.521578	14.76%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.596731	21.149754	2.69%	0	2007
	18.227113	20.596731	13.00%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.022190	11.137362	1.04%	0	2007
	10.000000	11.022190	10.22%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.214108	15.365816	-5.23%	0	2007
	14.212107	16.214108	14.09%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.752566	19.728948	-4.93%	0	2007
	18.212285	20.752566	13.95%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.709099	19.688930	25.33%	0	2007
	12.582925	15.709099	24.84%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.974229	22.458993	12.44%	0	2007
	16.884796	19.974229	18.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.500085	16.302306	12.43%	552	2007
	12.255715	14.500085	18.31%	313	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.673039	11.540855	8.13%	0	2007
	9.710022	10.673039	9.92%	0	2006*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.698854	13.583739	7.55%	0	2007
	12.629911	13.698854	8.46%	0	2006*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.527481	21.992318	33.07%	0	2007
	15.549907	16.527481	6.29%	0	2006*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.144564	16.121459	7.90%	0	2007
	14.941501	16.144564	8.05%	0	2006*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.330452	30.258284	42.83%	0	2007
	21.184904	30.330452	43.17%	0	2006*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.760964	25.894541	24.73%	63	2007
	14.528869	20.760964	42.89%	103	2006*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.809727	10.009175	2.03%	1,270	2007
	9.664745	9.809727	1.50%	744	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.079754	15.223442	8.12%	0	2007
	13.470636	14.079754	4.52%	0	2006*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.678233	18.523527	4.78%	0	2007
	15.060428	17.678233	17.38%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.033407	14.715730	-2.11%	0	2007
	14.663563	15.033407	2.52%	0	2006*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.885664	13.957214	0.52%	963	2007
	11.547015	13.885664	20.25%	625	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.311467	20.601540	19.01%	0	2007
	15.525726	17.311467	11.50%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.383823	12.428258	0.36%	0	2007
	11.460293	12.383823	8.06%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.465846	16.208287	4.80%	1,311	2007
	13.964028	15.465846	10.75%	808	2006*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.374193	10.723491	3.37%	0	2007
	10.000000	10.374193	3.74%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.356442	10.386521	0.29%	0	2007
	10.000000	10.356442	3.56%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.654381	11.866415	11.38%	0	2007
	10.000000	10.654381	6.54%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.184907	11.098840	8.97%	143	2007
	10.000000	10.184907	1.85%	87	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.719606	-2.80%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.611774	13.671531	0.44%	0	2007
	12.634353	13.611774	7.74%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.159194	11.211828	0.47%	0	2007
	10.358332	11.159194	7.73%	0	2006*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	33.194913	46.937362	41.40%	0	2007
	24.999639	33.194913	32.78%	0	2006*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	20.003497	28.335167	41.65%	0	2007
	15.038360	20.003497	33.02%	0	2006*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.508956	25.148950	16.92%	0	2007
	16.079083	21.508956	33.77%	0	2006*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.949601	20.114040	-3.99%	0	2007
	17.910048	20.949601	16.97%	0	2006*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.150136	10.592482	4.36%	1,290	2007
	10.083411	10.150136	0.66%	746	2006*

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.107921	16.614665	9.97%	0	2007
	15.141664	15.107921	-0.22%	0	2006*

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.278338	11.308659	10.02%	0	2007
	10.302957	10.278338	-0.24%	0	2006*

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.772989	11.476395	6.53%	0	2007
	10.000000	10.772989	7.73%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.287846	11.584345	2.63%	0	2007
	10.915485	11.287846	3.41%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	12.734782	13.128611	3.09%	0	2007
	12.058112	12.734782	5.61%	0	2006*

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.380679	14.797398	2.90%	34,621	2007
	13.258241	14.380679	8.47%	34,621	2006*

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	16.439116	16.994057	3.38%	1,261	2007
	14.734212	16.439116	11.57%	1,328	2006*

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.082559	18.659137	3.19%	0	2007
	15.884425	18.082559	13.84%	0	2006*

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	15.970296	16.910483	5.89%	660	2007
	14.953240	15.970296	6.80%	349	2006*

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	18.693280	19.580857	4.75%	0	2007
	17.463875	18.693280	7.04%	0	2006*

NVIT NVIT Money Market Fund - Class I - Q/NQ	9.813885	10.015402	2.05%	204	2007
	9.638481	9.813885	1.82%	122	2006*

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	20.726461	20.731261	0.02%	0	2007
	17.383712	20.726461	19.23%	0	2006*

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	14.786394	14.788359	0.01%	702	2007
	12.401261	14.786394	19.23%	348	2006*

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	15.809103	16.858525	6.64%	0	2007
	15.759610	15.809103	0.31%	0	2006*

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	21.562310	19.480424	-9.66%	0	2007
	18.904256	21.562310	14.06%	0	2006*

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	19.956821	19.803271	-0.77%	95	2007
	18.333541	19.956821	8.85%	105	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	15.987862	16.798966	5.07%	1,102	2007
	14.473777	15.987862	10.46%	687	2006*

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	15.992524	18.689476	16.86%	0	2007
	14.834400	15.992524	7.81%	0	2006*

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.278985	13.170790	16.77%	0	2007
	10.413192	11.278985	8.31%	0	2006*

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	17.033732	20.257432	18.93%	0	2007
	17.576082	17.033732	-3.09%	0	2006*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.545479	16.641374	-5.15%	718	2007
	15.587141	17.545479	12.56%	511	2006*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.407126	11.622764	1.89%	0	2007
	11.170322	11.407126	2.12%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.041864	16.678885	10.88%	0	2007
	14.340730	15.041864	4.89%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.534806	15.012435	3.29%	0	2007
	12.710197	14.534806	14.36%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.046369	22.775693	3.31%	0	2007
	19.284633	22.046369	14.32%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.480431	-5.20%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.417803	13.005778	-3.07%	0	2007
	12.611392	13.417803	6.39%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	15.893678	16.120808	1.43%	962	2007
	14.218306	15.893678	11.78%	720	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	20.735496	19.912258	-3.97%	210	2007
	18.566041	20.735496	11.69%	122	2006*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.290861	13.991778	-8.50%	0	2007
	13.543002	15.290861	12.91%	0	2006*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.351390	20.422336	5.53%	0	2007
	15.554673	19.351390	24.41%	0	2006*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.598652	12.946630	2.76%	0	2007
	12.267277	12.598652	2.70%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.841254	12.971976	9.55%	337	2007
	11.119183	11.841254	6.49%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.080509	12.121164	0.34%	0	2007
	10.452783	12.080509	15.57%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.084594	10.334393	2.48%	0	2007
	9.952404	10.084594	1.33%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.391171	10.647654	2.47%	994	2007
	10.300963	10.391171	0.88%	573	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.729544	16.297972	3.61%	0	2007
	14.573765	15.729544	7.93%	0	2006*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.003563	21.755013	-19.44%	0	2007
	20.136608	27.003563	34.10%	0	2006*

Additional Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.940508	16.714014	-1.34%	0	2007

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.931328	16.238733	8.76%	0	2007

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.659240	20.077888	7.60%	0	2007

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	16.996931	17.348200	2.07%	0	2007

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.573608	19.343103	-1.18%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.889015	16.367713	-3.09%	0	2007

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.184456	22.019447	14.78%	0	2007

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.921985	17.124487	14.76%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.001262	12.347868	-5.03%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.960888	15.245076	17.62%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.587623	16.210076	-7.83%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.928700	16.201044	35.82%	0	2007

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.356434	11.037569	6.58%	0	2007

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.877036	19.220612	-3.30%	0	2007

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.120936	16.474665	2.19%	0	2007

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.666356	15.253779	4.01%	0	2007

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.267614	13.184376	-13.64%	0	2007

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.243615	14.251378	-12.26%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.922905	15.925809	6.72%	0	2007

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.211809	9.792065	-4.11%	0	2007

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.145400	10.382725	2.34%	0	2007

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.272664	20.863454	14.18%	0	2007

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.073090	21.368031	41.76%	0	2007

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.630810	17.379418	-1.43%	0	2007

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.314604	11.940771	5.53%	0	2007

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.864788	12.699822	7.04%	0	2007

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.221279	13.213786	8.12%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.665658	18.080797	23.29%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.403072	10.539507	1.31%	0	2007

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.651876	24.307630	12.27%	0	2007

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.417480	24.401994	13.93%	0	2007

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.501802	16.523620	13.94%	0	2007

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.555897	21.096918	2.63%	0	2007

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.018444	11.127825	0.99%	0	2007

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.181933	15.327413	-5.28%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.711387	19.679634	-4.98%	0	2007

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.695719	19.662006	25.27%	0	2007

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.934586	22.402855	12.38%	0	2007

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.480350	16.271712	12.37%	0	2007

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.663948	11.525076	8.08%	0	2007

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.556774	14.553136	7.35%	0	2007

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.494692	21.937357	33.00%	0	2007

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.091171	16.622979	3.30%	0	2007

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.198233	37.629937	24.61%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.732706	25.845963	24.66%	0	2007

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.790239	9.984124	1.98%	0	2007

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.051817	15.185392	8.07%	0	2007

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.643127	18.477195	4.73%	0	2007

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.003550	14.678927	-2.16%	0	2007

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.873847	13.938137	0.46%	0	2007

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	17.276032	20.548755	18.94%	0	2007

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.373279	12.411255	0.31%	0	2007

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.436803	16.169498	4.75%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.370661	10.714302	3.31%	56,614	2007

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.352907	10.377619	0.24%	61,323	2007

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.650753	11.856247	11.32%	0	2007

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.181429	11.089323	8.92%	0	2007

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.716261	-2.84%	62,887	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.584734	13.637331	0.39%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.149688	11.196498	0.42%	0	2007

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	33.129060	46.820093	41.33%	0	2007

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	19.976255	28.282008	41.58%	0	2007

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.466277	25.086093	16.86%	0	2007

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.908040	20.063773	-4.04%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.129990	10.565993	4.30%	0	2007

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	15.077932	16.573132	9.92%	0	2007

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.264328	11.287415	9.97%	0	2007

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.769320	11.466568	6.47%	0	2007

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	11.265452	11.555396	2.57%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	12.709505	13.095792	3.04%	0	2007

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	14.352141	14.760406	2.84%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	16.406499	16.951581	3.32%	0	2007

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	18.046687	18.612502	3.14%	0	2007

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	15.940299	16.870006	5.83%	0	2007

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	18.656197	19.531916	4.69%	0	2007

NVIT NVIT Money Market Fund - Class I - Q/NQ	9.794206	9.990159	2.00%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	20.687550	20.681660	-0.03%	0	2007

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	14.766245	14.760578	-0.04%	0	2007

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	15.777740	16.816411	6.58%	0	2007

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	21.519533	19.431739	-9.70%	0	2007

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	19.917218	19.753773	-0.82%	0	2007

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	15.956119	16.756955	5.02%	0	2007

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	15.960776	18.642741	16.80%	0	2007

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.263610	13.146056	16.71%	0	2007

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	16.999938	20.206795	18.86%	0	2007

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.510656	16.599768	-5.20%	0	2007

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.384471	11.593699	1.84%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.012007	16.637189	10.83%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.515027	14.984275	3.23%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.002596	22.718743	3.25%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.477174	-5.23%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.391163	12.973259	-3.12%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	15.862146	16.080517	1.38%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	20.694340	19.862490	-4.02%	0	2007

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.262154	13.958308	-8.54%	0	2007

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.315023	20.373434	5.48%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.574995	12.915651	2.71%	0	2007

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.831153	12.954226	9.49%	0	2007

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.070215	12.104596	0.28%	0	2007

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.075999	10.320256	2.42%	0	2007

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.371626	10.622140	2.42%	0	2007

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.697327	16.256199	3.56%	0	2007

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.948269	21.699258	-19.48%	0	2007

Additional Contract Options Elected (Total 3.05%)
(Variable account charges of 3.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.358119	15.090172	-1.74%	0	2007
	14.024896	15.358119	9.51%	0	2006
	13.720077	14.024896	2.22%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.527515	14.651222	8.31%	0	2007
	13.155023	13.527515	2.83%	0	2006
	12.495677	13.155023	5.28%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.982332	18.197992	7.16%	0	2007
	15.065938	16.982332	12.72%	0	2006
	14.220731	15.065938	5.94%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.090430	15.338682	1.65%	0	2007
	13.304149	15.090430	13.43%	0	2006
	13.118507	13.304149	1.42%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.813803	17.531282	-1.59%	0	2007
	16.087833	17.813803	10.73%	0	2006
	15.560477	16.087833	3.39%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.303510	14.769865	-3.49%	0	2007
	13.511680	15.303510	13.26%	0	2006
	13.333169	13.511680	1.34%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	18.379946	21.008930	14.30%	0	2007
	15.196390	18.379946	20.95%	0	2006
	13.856840	15.196390	9.67%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.759736	16.868330	14.29%	0	2007
	12.191358	14.759736	21.07%	0	2006
	11.129815	12.191358	9.54%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.912730	12.213112	-5.42%	0	2007
	11.077248	12.912730	16.57%	0	2006
	10.000000	11.077248	10.77%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.571290	13.554359	17.14%	0	2007
	12.353008	11.571290	-6.33%	0	2006
	12.493754	12.353008	-1.13%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.888380	14.583412	-8.21%	0	2007
	13.832637	15.888380	14.86%	0	2006
	13.605989	13.832637	1.67%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.847465	16.024301	35.26%	0	2007
	11.223169	11.847465	5.56%	0	2006
	10.000000	11.223169	12.23%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.187497	10.812665	6.14%	0	2007
	10.342924	10.187497	-1.50%	0	2006
	10.503268	10.342924	-1.53%	0	2005*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.054903	17.386493	-3.70%	0	2007
	16.275820	18.054903	10.93%	0	2006
	15.653891	16.275820	3.97%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.506479	14.763534	1.77%	0	2007
	12.986721	14.506479	11.70%	0	2006
	12.825416	12.986721	1.26%	0	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.358262	13.835890	3.58%	0	2007
	11.855702	13.358262	12.67%	0	2006
	11.743997	11.855702	0.95%	0	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.953202	11.999483	-14.00%	0	2007
	13.901582	13.953202	0.37%	0	2006
	13.582835	13.901582	2.35%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.003107	13.108608	-12.63%	0	2007
	13.283879	15.003107	12.94%	0	2006
	13.076013	13.283879	1.59%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.570975	14.423202	6.28%	0	2007
	12.088782	13.570975	12.26%	0	2006
	12.260146	12.088782	-1.40%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.183977	9.725020	-4.51%	0	2007
	10.000000	10.183977	1.84%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.726857	19.019611	13.71%	0	2007
	15.481705	16.726857	8.04%	0	2006
	13.688404	15.481705	13.10%	0	2005

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.970489	21.134907	41.18%	0	2007
	13.240214	14.970489	13.07%	0	2006
	10.000000	13.240214	32.40%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.975986	15.683117	-1.83%	0	2007
	13.738980	15.975986	16.28%	0	2006
	13.422219	13.738980	2.36%	0	2005

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.237539	11.810449	5.10%	0	2007
	10.576779	11.237539	6.25%	0	2006
	10.000000	10.576779	5.77%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.783983	12.561210	6.60%	0	2007
	10.880107	11.783983	8.31%	0	2006
	10.000000	10.880107	8.80%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.138037	13.069574	7.67%	0	2007
	11.085983	12.138037	9.49%	0	2006
	10.000000	11.085983	10.86%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.016709	15.981601	22.78%	0	2007
	12.597190	13.016709	3.33%	0	2006
	12.314666	12.597190	2.29%	0	2005

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.071106	10.161039	0.89%	0	2007
	9.974452	10.071106	0.97%	0	2006
	10.096081	9.974452	-1.20%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.767909	23.218920	11.80%	0	2007
	19.055946	20.767909	8.98%	0	2006
	16.653163	19.055946	14.43%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.714557	23.503625	13.46%	0	2007
	18.140323	20.714557	14.19%	0	2006
	15.750728	18.140323	15.17%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.344150	16.276482	13.47%	0	2007
	12.557266	14.344150	14.23%	0	2006
	10.906865	12.557266	15.13%	0	2005

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.029113	18.427187	2.21%	0	2007
	16.028731	18.029113	12.48%	0	2006
	16.139789	16.028731	-0.69%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.988416	11.051660	0.58%	0	2007
	10.000000	10.988416	9.88%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.747256	13.910765	-5.67%	0	2007
	12.986180	14.747256	13.56%	0	2006
	12.949799	12.986180	0.28%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.748659	17.741053	-5.37%	0	2007
	16.529818	18.748659	13.42%	0	2006
	15.674053	16.529818	5.46%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	18.759067	20.994728	11.92%	0	2007
	15.930952	18.759067	17.75%	0	2006
	14.914014	15.930952	6.82%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.759067	20.994728	11.92%	0	2007
	15.930952	18.759067	17.75%	0	2006
	14.914014	15.930952	6.82%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.322911	16.028322	11.91%	0	2007
	12.161980	14.322911	17.77%	0	2006
	11.389395	12.161980	6.78%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.591300	11.399279	7.63%	0	2007
	9.680244	10.591300	9.41%	0	2006
	10.000000	9.680244	-3.20%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.784697	12.677263	7.06%	0	2007
	11.841643	12.784697	7.96%	0	2006
	11.344015	11.841643	4.39%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.225548	20.165846	32.45%	0	2007
	14.391319	15.225548	5.80%	0	2006
	13.186795	14.391319	9.13%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.873189	15.850472	7.40%	0	2007
	14.758334	15.873189	7.55%	0	2006
	13.723602	14.758334	7.54%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	28.137209	28.070258	42.17%	0	2007
	19.743894	28.137209	42.51%	0	2006
	15.433291	19.743894	27.93%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.565041	20.507389	42.24%	0	2007
	14.417797	20.565041	42.64%	0	2006
	11.263410	14.417797	28.01%	0	2005

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.605668	9.755445	1.56%	0	2007
	9.507505	9.605668	1.03%	0	2006
	9.666257	9.507505	-1.64%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.602420	13.562824	7.62%	0	2007
	12.113033	12.602420	4.04%	0	2006
	11.986346	12.113033	1.06%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.240234	16.937731	4.29%	0	2007
	13.899376	16.240234	16.84%	0	2006
	13.464569	13.899376	3.23%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.638474	13.288243	-2.57%	0	2007
	13.364553	13.638474	2.05%	0	2006
	13.395567	13.364553	-0.23%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.659335	13.779382	19.70%	0	2007
	11.511655	13.659335	18.66%	0	2006
	10.000000	11.511655	15.12%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	16.994375	20.130277	18.45%	0	2007
	15.311903	16.994375	10.99%	0	2006
	13.922966	15.311903	9.98%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.289015	12.275775	-0.11%	0	2007
	11.425204	12.289015	7.56%	0	2006
	10.000000	11.425204	14.25%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.205838	15.861781	4.31%	0	2007
	13.792806	15.205838	10.24%	0	2006
	13.312530	13.792806	3.61%	0	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.342374	10.640935	2.89%	0	2007
	10.000000	10.342374	3.42%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.324698	10.306582	-0.18%	0	2007
	10.000000	10.324698	3.25%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.621720	11.775087	10.86%	0	2007
	10.000000	10.621720	6.22%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.153665	11.013395	8.47%	0	2007
	10.000000	10.153665	1.54%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.689551	-3.10%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.375547	12.372142	-0.03%	0	2007
	11.540060	12.375547	7.24%	0	2006
	11.625358	11.540060	-0.73%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.073758	11.074307	0.00%	0	2007
	10.326583	11.073758	7.24%	0	2006
	10.000000	10.326583	3.27%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II- Q/NQ	31.152959	43.845668	40.74%	0	2007
	23.570360	31.152959	32.17%	0	2006
	18.369962	23.570360	28.31%	0	2005

NVIT Gartmore NVIT Emerging Markets Fund: Class VI- Q/NQ	19.759136	27.859163	40.99%	0	2007
	14.923387	19.759136	32.40%	0	2006
	11.616994	14.923387	28.46%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	13.374762	14.640356	9.46%	0	2007
	13.466713	13.374762	-0.68%	0	2006
	12.838026	13.466713	4.90%	0	2005

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	19.239230	18.386045	-4.43%	0	2007
	16.523940	19.239230	16.43%	0	2006
	15.382919	16.523940	7.42%	0	2005

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.892799	10.275983	3.87%	0	2007
	9.873261	9.892799	0.20%	0	2006
	9.861171	9.873261	0.12%	0	2005

NVIT NVIT Health Sciences Fund - Class II - Q/NQ	13.374762	14.640356	9.46%	0	2007
	13.466713	13.374762	-0.68%	0	2006
	12.838026	13.466713	4.90%	0	2005

NVIT NVIT Health Sciences Fund- Class VI - Q/NQ	10.152683	11.118531	9.51%	0	2007
	10.224123	10.152683	-0.70%	0	2006
	9.742565	10.224123	4.94%	0	2005

NVIT NVIT International Index Fund: Class VIII- Q/NQ	10.739954	11.388059	6.03%	0	2007
	10.000000	10.739954	7.40%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund - Class II - Q/NQ	10.873756	11.107544	2.15%	0	2007
	10.563712	10.873756	2.93%	0	2006
	10.546352	10.563712	0.16%	0	2005

NVIT NVIT Investor Destinations Moderately Conservative Fund - Class II - Q/NQ	12.065080	12.380422	2.61%	0	2007
	11.476876	12.065080	5.13%	0	2006
	11.328687	11.476876	1.31%	0	2005

NVIT NVIT Investor Destinations Moderate Fund - Class II - Q/NQ	13.423110	13.747919	2.42%	0	2007
	12.432684	13.423110	7.97%	0	2006
	12.172148	12.432684	2.14%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund - Class II - Q/NQ	15.141442	15.579862	2.90%	0	2007
	13.633921	15.141442	11.06%	0	2006
	13.132773	13.633921	3.82%	0	2005

NVIT NVIT Investor Destinations Aggressive Fund - Class II - Q/NQ	16.449446	16.895100	2.71%	0	2007
	14.516696	16.449446	13.31%	0	2006
	13.871742	14.516696	4.65%	0	2005

NVIT NVIT Mid Cap Growth Fund - Class II - Q/NQ	15.701801	16.548942	5.40%	0	2007
	14.769913	15.701801	6.31%	0	2006
	13.898852	14.769913	6.27%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I- Q/NQ	16.798370	17.514227	4.26%	0	2007
	15.766228	16.798370	6.55%	0	2006
	14.505585	15.766228	8.69%	0	2005

NVIT NVIT Money Market Fund - Class I - Q/NQ	9.637806	9.790017	1.58%	0	2007
	9.509364	9.637806	1.35%	0	2006
	9.552817	9.509364	-0.45%	0	2005

NVIT NVIT Multi-Manager International Value Fund - Class II - Q/NQ	20.378104	20.288096	-0.44%	0	2007
	17.170621	20.378104	18.68%	0	2006
	15.842009	17.170621	8.39%	0	2005

NVIT NVIT Multi-Manager International Value Fund - Class VI - Q/NQ	14.605732	14.539785	-0.45%	0	2007
	12.306414	14.605732	18.68%	0	2006
	11.352698	12.306414	8.40%	0	2005

NVIT NVIT Multi-Manager(SM) Small Cap Growth Fund - Class II - Q/NQ	14.132992	15.001153	6.14%	0	2007
	14.153989	14.132992	-0.15%	0	2006
	13.549656	14.153989	4.46%	0	2005

NVIT NVIT Multi-Manager(SM) Small Cap Value Fund - Class II - Q/NQ	18.775958	16.884236	-10.08%	0	2007
	16.537581	18.775958	13.54%	0	2006
	16.594702	16.537581	-0.34%	0	2005

NVIT NVIT Multi-Manager(SM) Small Company Fund - Class II - Q/NQ	17.964765	17.743703	-1.23%	0	2007
	16.579922	17.964765	8.35%	0	2006
	15.266837	16.579922	8.60%	0	2005

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.433162	15.094942	4.59%	0	2007
	13.126787	14.433162	9.95%	0	2006

NVIT NVIT Technology and Communications Fund - Class II - Q/NQ	14.264644	16.592782	16.32%	0	2007
	13.292904	14.264644	7.31%	0	2006
	13.817029	13.292904	-3.79%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund - Class VI - Q/NQ	11.141111	12.949379	16.23%	0	2007
	10.333516	11.141111	7.82%	0	2006
	10.740957	10.333516	-3.79%	0	2005

NVIT NVIT U.S. Growth Leaders Fund - Class II - Q/NQ	14.883522	17.618087	18.37%	0	2007
	15.428523	14.883522	-3.53%	0	2006
	14.245745	15.428523	8.30%	0	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.894059	15.005003	-5.59%	0	2007
	14.185389	15.894059	12.05%	0	2006
	14.074206	14.185389	0.79%	0	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.832059	10.985576	1.42%	0	2007
	10.656287	10.832059	1.65%	0	2006
	10.756090	10.656287	-0.93%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	13.359581	14.744719	10.37%	0	2007
	12.795820	13.359581	4.41%	0	2006
	12.585214	12.795820	1.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.357210	14.760126	2.81%	0	2007
	12.612994	14.357210	13.83%	0	2006
	11.406251	12.612994	10.58%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.287724	20.861501	2.83%	0	2007
	17.828423	20.287724	13.79%	0	2006
	16.120891	17.828423	10.59%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.451116	-5.49%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.082741	11.657298	-3.52%	0	2007
	11.409132	12.082741	5.90%	0	2006
	11.535765	11.409132	-1.10%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	14.440366	14.578687	0.96%	0	2007
	12.977969	14.440366	11.27%	0	2006
	12.658320	12.977969	2.53%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	18.529530	17.711200	-4.42%	0	2007
	16.667678	18.529530	11.17%	0	2006
	15.668160	16.667678	6.38%	0	2005

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	15.033833	13.692654	-8.92%	0	2007
	13.376958	15.033833	12.39%	0	2006
	13.111050	13.376958	2.03%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.026074	19.985747	5.04%	0	2007
	15.363941	19.026074	23.84%	0	2006
	14.123153	15.363941	8.79%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.386836	12.669821	2.28%	0	2007
	12.116873	12.386836	2.23%	0	2006
	11.823804	12.116873	2.48%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.750589	12.812861	9.04%	0	2007
	11.085119	11.750589	6.00%	0	2006
	10.000000	11.085119	10.85%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.988033	11.972501	-0.13%	0	2007
	10.420765	11.988033	15.04%	0	2006
	10.000000	10.420765	4.21%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.007353	10.207598	2.00%	0	2007
	9.921892	10.007353	0.86%	0	2006
	10.000000	9.921892	-0.78%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.216391	10.419936	1.99%	0	2007
	10.174578	10.216391	0.41%	0	2006
	10.096572	10.174578	0.77%	0	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.441312	15.925008	3.13%	0	2007
	14.372918	15.441312	7.43%	0	2006
	13.219470	14.372918	8.73%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.509145	21.257414	-19.81%	0	2007
	19.859297	26.509145	33.48%	0	2006
	17.543336	19.859297	13.20%	0	2005

partc.htm

Financial Statements - To be filed by subsequent Post-Effective Amendment.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2007.

Statements of Operations for the year
ended December 31, 2007.

Statements of Changes in Contract
Owners' Equity for the years
ended December 31, 2007 and 2006.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2007 and 2006.

Consolidated Statements of Income for the
years ended December 31, 2007, 2006 and
2005.

Consolidated Statements of Shareholder’s
Equity for the years ended December 31,
2007, 2006 and 2005.

Consolidated Statements of Cash Flows for
the years ended December 31, 2007, 2006
and 2005.

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously on April 16, 2008, with Post-Effective No. 18 (File No. 333-103093) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 16, 2008, with Post-Effective No. 18 (File No. 333-103093) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with initial Registration Statement on February 11, 2003 (SEC File No. 333-103093) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously with initial Registration Statement on February 11, 2003 (SEC File No. 333-103093) and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor – Filed previously on April 16, 2008, with Post-Effective No. 18 (File No. 333-103093) and hereby incorporated by reference.

(7)	Not Applicable

(8)
Fund Participation Agreements. The following fund participation agreements were filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 26(h) and hereby incorporated by reference:

1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003.

2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended.

3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended.

4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended.

5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V.

6)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated July 15, 1989, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V.

7)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated November 22, 1994, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V.

8)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended.

9)(a)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999.

9)(b)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002.

10)	Amended and Restated Fund Participation Agreement with MFS® Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003 as amended.

11)(a)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended.

11)(b)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006.

12)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006.

13)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007.

14)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended.

15)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended.

(9)	Opinion of Counsel – Filed previously with initial Registration Statement on February 11, 2003 (SEC File No. 333-103093) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - To be filed by subsequent Post-Effective Amendment.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance	Lawrence A. Hilsheimer
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Assistant to the CEO and Secretary	Thomas E. Barnes
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate
Director	Thomas F. Zenty III

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Olentangy Reinsurance Company	Vermont		The company is a resinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
FARMLAND MUTUAL INSURANCE COMPANY
F & B, INC.
NATIONWIDE CORPORATION
RETENTION ALTERNATIVES, LTD.
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
ALLIED GROUP, INC. (AGI)
SCOTTSDALE INSURANCE COMPANY (SIC)
THI HOLDINGS DELAWARE, INC. (THI)
ATLANTIC FLORIDIAN INSURANCE COMPANY
CRESTBROOK INSURANCE COMPANY
NATIONAL CASUALTY COMPANY (NC)
NCC OF AMERICA, LTD. (INACTIVE)
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
NATIONWIDE GENERAL INSURANCE COMPANY
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
NATIONWIDE INSURANCE COMPANY OF FLORIDA
NATIONWIDE LLOYDS
A TEXAS LLOYDS
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
SCOTTSDALE INDEMNITY COMPANY
SCOTTSDALE INSURANCE COMPANY (SIC)
AMERICAN MARINE UNDERWRITERS, INC.
INSURANCE INTERMEDIARIES, INC. (II)
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
LONE STAR GENERAL AGENCY, INC.
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
NATIONWIDE INTERNATIONAL UNDERWRITERS
NATIONWIDE ARENA LLC
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
NATIONWIDE PRIVATE EQUITY FUND, LLC
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NATIONWIDE REALTY INVESTORS, LTD
NATIONWIDE SERVICES FOR YOU, LLC
NATIONWIDE ASSET MANAGEMENT, LLC
NATIONWIDE CASH MANAGEMENT COMPANY
NATIONWIDE MANAGEMENT SYSTEMS, INC.
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
AMCO INSURANCE COMPANY (AMCO)
ALLIED GENERAL AGENCY COMPANY
ALLIED TEXAS AGENCY, INC.
CALFARM INSURANCE AGENCY
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
NATIONWIDE INSURANCE COMPANY OF AMERICA
PREMIER AGENCY, INC.
NATIONWIDE DOCUMENT SOLUTIONS, INC.
NATIONWIDE SALES SOLUTIONS, INC.
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
WESTERN HERITAGE INSURANCE COMPANY
VETERINARY PET INSURANCE CO. (VPI)
V.P.I. SERVICES INC.
TITAN INDEMNITY COMPANY (TITAN)
TITAN INSURANCE COMPANY (TITAN INSURANCE)
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
VICTORIA AUTOMOBILE INSURANCE COMPANY
VICTORIA NATIONAL INSURANCE COMPANY
VICTORIA SELECT INSURANCE COMPANY
VICTORIA SPECIALTY INSURANCE COMPANY
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp – 100%
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 100%
NATIONWIDE SECURITIES, INC.
NGH – 100%
NATIONWIDE FINANCIAL SP, Z.O.O
DELAWARE BUSINESS TRUST
LUXEMBOURG SICAV
FIRE – 100%

(Nationwide Corp. subsidiaries)

Page 2

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NATIONWIDE CORPORATION (NW CORP)
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
TBG INSURANCE SERVICES CORP. (TBG)
TBG AVIATION, LLC
TBG FINANCIAL & INSURANCE SERVICES CORPORATION
NATIONWIDE INVESTMENT ADVISORS, LLC
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
NATIONWIDE INVESTMENT SERVICES CORPORATION
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
TEXAS HOUSING FUND, LLC
LIFE REO HOLDINGS LLC
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
NF REINSURANCE, LTD
NATIONWIDE FUND ADVISORS
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NATIONWIDE BANK
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
PENSION ASSOCIATES, INC.
NFS DISTRIBUTORS, INC. (NFSDI)
NATIONWIDE FUND MANAGEMENT LLC
NATIONWIDE FUND DISTRIBUTORS LLC
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NATIONWIDE LIFE INSURANCE COMPANY OF DELAWARE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
PROVIDENTCO, INC.
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
1717 CAPITAL MANAGEMENT COMPANY
1717 ADVISORY SERVICES, INC.
1717 BROKERAGE SERVICES, INC.

(NFS subsidiaries)

Item 27.          Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 1, 2008 was 27,118 and 16,392 respectively.

Item 28.          Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President-Chief Compliance Officer	James J. Rabenstine
Secretary	Kathy R. Richards
Assistant Treasurer	Terry C. Smetzer
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of the Securities Act Rule 485(a) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 9th day of July, 2008.

NATIONWIDE VARIABLE ACCOUNT-II
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 9th day of July, 2008.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
THOMAS F ZENTY III
Thomas F. Zenty III, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Attorney-in-Fact